UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments – Schwab 1000 Index Fund

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Investments – Schwab 1000 Index Fund

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1: Report(s) to Shareholders.

Semiannual Report  |  April 30, 2022
Schwab Equity Index Funds®

Schwab S& P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth
Index Fund
Schwab U.S. Large-Cap Value
Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®

Eight cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2022
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	-9.66%
S&P 500® Index	-9.65%
Fund Category: Morningstar Large Blend[1]	-9.87%
Performance Details	pages 7-8

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	-11.58%
Schwab 1000 Index®	-11.56%
Russell 1000® Index	-11.29%
Fund Category: Morningstar Large Blend[1]	-9.87%
Performance Details	pages 9-10

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	-18.36%
Russell 2000® Index	-18.38%
Fund Category: Morningstar Small Blend[1]	-12.59%
Performance Details	pages 11-12

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	-11.97%
Dow Jones U.S. Total Stock Market IndexSM	-11.98%
Fund Category: Morningstar Large Blend[1]	-9.87%
Performance Details	pages 13-14
Total Return for the 6 Months Ended April 30, 2022
Schwab U.S. Large-Cap Growth Index Fund (Ticker Symbol: SWLGX)	-17.86%
Russell 1000® Growth Index	-17.84%
Fund Category: Morningstar Large Growth[1]	-21.15%
Performance Details	pages 15-16

Schwab U.S. Large-Cap Value Index Fund (Ticker Symbol: SWLVX)	-3.95%
Russell 1000® Value Index	-3.94%
Fund Category: Morningstar Large Value[1]	-2.30%
Performance Details	pages 17-18

Schwab U.S. Mid-Cap Index Fund (Ticker Symbol: SWMCX)	-12.53%
Russell Midcap® Index	-12.54%
Fund Category: Morningstar Mid-Cap Blend[1]	-9.48%
Performance Details	pages 19-20

Schwab International Index Fund[2] (Ticker Symbol: SWISX)	-12.76%
MSCI EAFE® Index (Net)[3]	-11.80%
Fund Category: Morningstar Foreign Large Blend[1]	-12.88%
Performance Details	pages 21-22

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
The Investment Environment

For the six-month reporting period ended April 30, 2022, U.S. and international equity markets lost ground. U.S. equity markets ended 2021 with strong gains, with several key U.S. market indices repeatedly hitting record highs through early January 2022, despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and spread of the Omicron variant. International developed equity markets also rose during December 2021, although less robustly. However, beginning in early 2022, both U.S. and international equity markets declined in reaction to growing headwinds including accelerating inflation and an increasing likelihood of higher interest rates. In late February 2022, Russia’s invasion of Ukraine drove oil prices above $100 per barrel for the first time since 2014 and roiled stock markets around the world. The U.S. dollar rose against a basket of foreign currencies, ending the reporting period significantly stronger and generally reducing the returns of overseas investments in U.S. dollar terms. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -9.65%. U.S. small-cap stocks underperformed U.S. large-cap stocks, with the Russell 2000® Index and the Russell 1000® Index returning -18.38% and -11.29%, respectively. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -11.80% for the reporting period.
The U.S. economy continued its recovery from the dramatic impact of the COVID-19 pandemic through the end of 2021, with U.S. gross domestic product (GDP) posting a 6.9% annualized growth rate for the fourth quarter of 2021 due to increasing inventories, exports, and personal consumption expenditures. However, amid fading government stimuli, ongoing supply chain disruptions, persisting inflation, and a widening U.S. trade deficit, GDP decreased at an annualized rate of -1.5% for the first quarter of 2022. The unemployment rate, which has fallen steadily since skyrocketing in April 2020, ended the reporting period at its lowest level since February 2020. Inflation, once thought to be transitory, rose throughout the reporting period, ending March 2022 at its highest level in more than 40 years before dropping slightly in April 2022, due to imbalances in the labor market, supply chain bottlenecks, and soaring energy costs.
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2022

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
The Investment Environment (continued)

Outside the United States, global economies continued to wrestle with the fallout of the COVID-19 pandemic, including the emergence and spread of the Omicron variant, as well as steepening energy costs, rising inflation, and the war in Ukraine. After spiking to over $120 per barrel in early March 2022 as sanctions were imposed on Russian imports, oil prices ended the reporting period at just under $105 per barrel. The eurozone posted small gains in GDP growth for the fourth quarter of 2021 and the first quarter of 2022 but was heavily impacted by the war in Ukraine and associated spikes in commodity prices. The United Kingdom also posted positive GDP growth in the fourth quarter of 2021 and first quarter of 2022, driven, in part, by increases in COVID-19 testing and tracing and an expansion of its COVID-19 vaccination program. Japan’s economy expanded in the fourth quarter of 2021. Its rising growth was attributed to increases in household consumption and business investment amid a decline in COVID-19 cases and the easing of restrictions. Among emerging markets, China’s GDP growth rate remained positive, increasing slightly for the first quarter of 2022 over the previous quarter. However, China faced multiple headwinds including the political landscape and an emphasis on domestic consumption over globalization, as well as a property downturn, supply chain issues, and growing COVID-19 outbreaks. India posted positive gains in GDP in the final quarter of 2021 on rising consumer demand and a rapid decline in COVID-19 cases.
Monetary policies around the world varied. In the United States, although the U.S. Federal Reserve (Fed) continued to maintain the federal funds rate in a range of 0.00% to 0.25% through much of the reporting period, its stance shifted as inflation continued to rise and indicators of economic activity and employment continued to strengthen. In November 2021, the Fed began scaling back its bond-buying program, subsequently accelerating its wind-down in December 2021, and ending it altogether in early March 2022. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate by 0.25% in mid-March 2022, to a range of 0.25% to 0.50%, with expectations of multiple rate increases throughout the remainder of 2022 to achieve the Fed’s goal of a return to price stability. The European Central Bank held its policy rate at 0.00%, unchanged since March 2016, but accelerated the pace of reducing its asset purchase program, which it said could end in the third quarter of 2022 if inflation persists. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and indicated that it would maintain its ultra-loose monetary policy despite growing inflation, even as its global counterparts sought to exit from crisis-mode policies. The Bank of England, on the other hand, raised its key official bank rate three times during the reporting period, from 0.1% to 0.75%, citing inflationary pressures. Monetary policies in emerging markets were also mixed. China cut its interest rate twice over the reporting period. Indonesia and India maintained their low policy rates implemented in 2020 and 2021. Central banks in Mexico, Brazil, and Pakistan raised their rates multiple times over the reporting period, as a result of a stronger-than-expected recovery or to counteract the impacts of inflation. Russia, notably, raised its interest rate to 20% in late February 2022 amid the broadening fallout of Western sanctions in retaliation against Russia’s invasion of Ukraine, but subsequently reduced it twice.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset Management, is responsible for overseeing the investment process, portfolio management and implementation, and development of investment strategies for passive equity Schwab Funds and Schwab ETFs. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining Schwab in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining Schwab in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining Schwab in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining Schwab in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the risk management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab Asset Management was as a trade operations specialist. Prior to joining Schwab in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Management (continued)

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining Schwab in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years. Mr. Sinha also spent time as a software consultant at DPM Mellon, LLC and an equity trader at Jane Street Capital.

Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	-9.66%	0.19%	13.63%	13.60%
S&P 500® Index	-9.65%	0.21%	13.66%	13.67%
Fund Category: Morningstar Large Blend[2]	-9.87%	-1.68%	11.99%	12.20%
Fund Expense Ratio[3]: 0.02%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	506
Weighted Average Market Cap (millions)	$547,942
Price/Earnings Ratio (P/E)	20.1
Price/Book Ratio (P/B)	3.8
Portfolio Turnover Rate	1% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab 1000 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	-11.58%	-2.37%	13.24%	13.23%
Schwab 1000 Index®	-11.56%	-2.34%	13.27%	13.39%
Russell 1000® Index	-11.29%	-2.10%	13.44%	13.53%
Fund Category: Morningstar Large Blend[2]	-9.87%	-1.68%	11.99%	12.20%
Fund Expense Ratio[3]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	992 [2]
Weighted Average Market Cap (millions)	$494,111
Price/Earnings Ratio (P/E)	19.7
Price/Book Ratio (P/B)	3.8
Portfolio Turnover Rate	0% [3,4,5]
Sector Weightings % of Investments6

Top Equity Holdings % of Net Assets7

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	As a result of the Schwab 1000 Index®’s once per year reconstitution and the effects of certain corporate actions, the fund may hold more or less than 1,000 securities.
[3]	Not annualized.
[4]	Less than 0.5%.
[5]	Portfolio turnover rate excludes in-kind transactions.
[6]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[7]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Small-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	-18.36%	-16.84%	7.30%	10.11%
Russell 2000® Index	-18.38%	-16.87%	7.24%	10.06%
Fund Category: Morningstar Small Blend[2]	-12.59%	-9.66%	7.41%	9.91%
Fund Expense Ratio[3]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	2,019
Weighted Average Market Cap (millions)	$3,102
Price/Earnings Ratio (P/E)	13.0
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate	4% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Total Stock Market Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	-11.97%	-3.37%	12.88%	13.16%
Dow Jones U.S. Total Stock Market IndexSM	-11.98%	-3.36%	12.92%	13.20%
Fund Category: Morningstar Large Blend[2]	-9.87%	-1.68%	11.99%	12.20%
Fund Expense Ratio[3]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®” and “S&P®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “Dow Jones U.S. Total Stock Market IndexSM” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	3,436
Weighted Average Market Cap (millions)	$462,977
Price/Earnings Ratio (P/E)	19.1
Price/Book Ratio (P/B)	3.5
Portfolio Turnover Rate	1% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab U.S. Large-Cap Growth Index Fund (12/20/17)	-17.86%	-5.39%	16.62%	15.61%
Russell 1000® Growth Index	-17.84%	-5.35%	16.68%	15.67%
Fund Category: Morningstar Large Growth[2]	-21.15%	-12.09%	12.19%	N/A
Fund Expense Ratio[3]: 0.035%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	501
Weighted Average Market Cap (millions)	$851,447
Price/Earnings Ratio (P/E)	26.9
Price/Book Ratio (P/B)	9.8
Portfolio Turnover Rate	1% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	Less than 0.05%.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Value Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab U.S. Large-Cap Value Index Fund (12/20/17)	-3.95%	1.28%	9.50%	7.98%
Russell 1000® Value Index	-3.94%	1.32%	9.58%	8.07%
Fund Category: Morningstar Large Value[2]	-2.30%	3.13%	10.25%	N/A
Fund Expense Ratio[3]: 0.035%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	850
Weighted Average Market Cap (millions)	$156,308
Price/Earnings Ratio (P/E)	15.7
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	3% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Mid-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab U.S. Mid-Cap Index Fund (12/20/17)	-12.53%	-6.13%	10.44%	9.51%
Russell Midcap® Index	-12.54%	-6.10%	10.48%	9.56%
Fund Category: Morningstar Mid-Cap Blend[2]	-9.48%	-5.53%	9.55%	N/A
Fund Expense Ratio[3]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell Midcap® Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	825
Weighted Average Market Cap (millions)	$22,176
Price/Earnings Ratio (P/E)	17.3
Price/Book Ratio (P/B)	2.8
Portfolio Turnover Rate	3% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.

Schwab Equity Index Funds  |  Semiannual Report

Schwab International Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	-12.76%	-8.88%	4.64%	5.69%
MSCI EAFE® Index (Net)[3]	-11.80%	-8.15%	4.77%	5.77%
International Spliced Index	-11.80%	-8.15%	4.77%	5.81%
Fund Category: Morningstar Foreign Large Blend[4]	-12.88%	-10.29%	4.37%	5.34%
Fund Expense Ratio[5]: 0.06%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – “MSCI EAFE®” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Equity Index Funds  |  Semiannual Report

Schwab International Index Fund
Performance and Fund Facts as of April 30, 2022

Statistics1
Number of Holdings	841
Weighted Average Market Cap (millions)	$78,442
Price/Earnings Ratio (P/E)	13.2
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	2% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2021 and held through April 30, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 11/1/21	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 4/30/22	EXPENSES PAID DURING PERIOD 11/1/21-4/30/22[2]
Schwab S&P 500 Index Fund
Actual Return	0.02%	$1,000.00	$ 903.40	$0.09
Hypothetical 5% Return	0.02%	$1,000.00	$1,024.70	$0.10
Schwab 1000 Index Fund
Actual Return	0.05%	$1,000.00	$ 884.20	$0.23
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab Small-Cap Index Fund
Actual Return	0.04%	$1,000.00	$ 816.40	$0.18
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab Total Stock Market Index Fund
Actual Return	0.03%	$1,000.00	$ 880.30	$0.14
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.65	$0.15
Schwab U.S. Large-Cap Growth Index Fund
Actual Return	0.035%	$1,000.00	$ 821.40	$0.16
Hypothetical 5% Return	0.035%	$1,000.00	$1,024.62	$0.18
Schwab U.S. Large-Cap Value Index Fund
Actual Return	0.035%	$1,000.00	$ 960.50	$0.17
Hypothetical 5% Return	0.035%	$1,000.00	$1,024.62	$0.18
Schwab U.S. Mid-Cap Index Fund
Actual Return	0.04%	$1,000.00	$ 874.70	$0.19
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab International Index Fund
Actual Return	0.06%	$1,000.00	$ 872.40	$0.28
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181 days of the period, and divided by the 365 days of the fiscal year.

Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$71.21	$50.75	$47.17	$42.41	$40.23	$33.38
Income (loss) from investment operations:
Net investment income (loss)[1]	0.49	0.90	1.02	0.92	0.80	0.74
Net realized and unrealized gains (losses)	(7.25)	20.60	3.52	4.86	2.12	6.99
Total from investment operations	(6.76)	21.50	4.54	5.78	2.92	7.73
Less distributions:
Distributions from net investment income	(0.86)	(1.04)	(0.87)	(0.84)	(0.72)	(0.69)
Distributions from net realized gains	(0.07)	—	(0.09)	(0.18)	(0.02)	(0.19)
Total distributions	(0.93)	(1.04)	(0.96)	(1.02)	(0.74)	(0.88)
Net asset value at end of period	$63.52	$71.21	$50.75	$47.17	$42.41	$40.23
Total return	(9.66%) [2]	42.89%	9.69%	14.30%	7.29%	23.57%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.02% [3]	0.02%	0.02%	0.02% [4]	0.03%	0.05% [5]
Net operating expenses	N/A	N/A	N/A	N/A	N/A [6]	0.05% [5]
Net investment income (loss)	1.40% [3]	1.42%	2.11%	2.11%	1.88%	2.01%
Portfolio turnover rate	1% [2]	3%	4%	3%	2%	2%
Net assets, end of period (x 1,000,000)	$63,594	$67,401	$44,184	$40,232	$34,410	$29,999

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.02%. The ratio presented for period ended 10/31/19 is a blended ratio.
[5]	Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
[6]	Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.5%
Aptiv plc *	490,290	52,166,856
BorgWarner, Inc.	433,507	15,966,063
Ford Motor Co.	7,126,259	100,907,827
General Motors Co. *	2,632,377	99,793,412
Tesla, Inc. *	1,516,583	1,320,579,813
		1,589,413,971

Banks 3.7%
Bank of America Corp.	12,878,135	459,491,857
Citigroup, Inc.	3,595,037	173,316,734
Citizens Financial Group, Inc.	898,098	35,385,061
Comerica, Inc.	236,655	19,382,044
Fifth Third Bancorp	1,240,292	46,548,159
First Republic Bank	325,162	48,520,674
Huntington Bancshares, Inc.	2,597,477	34,156,822
JPMorgan Chase & Co.	5,353,921	639,044,010
KeyCorp	1,679,115	32,423,711
M&T Bank Corp.	324,675	54,103,843
Regions Financial Corp.	1,702,712	35,280,193
Signature Bank	113,531	27,502,885
SVB Financial Group *	106,561	51,963,406
The PNC Financial Services Group, Inc.	760,980	126,398,778
Truist Financial Corp.	2,418,975	116,957,441
U.S. Bancorp	2,446,787	118,815,977
Wells Fargo & Co.	7,039,727	307,143,289
Zions Bancorp NA	273,394	15,449,495
		2,341,884,379

Capital Goods 5.2%
3M Co.	1,034,640	149,215,781
A.O. Smith Corp.	237,434	13,873,269
Allegion plc	162,608	18,576,338
AMETEK, Inc.	418,974	52,899,657
Carrier Global Corp.	1,549,875	59,313,716
Caterpillar, Inc.	979,959	206,320,568
Cummins, Inc.	258,075	48,825,209
Deere & Co.	508,078	191,824,849
Dover Corp.	261,197	34,817,560
Eaton Corp. plc	722,064	104,713,721
Emerson Electric Co.	1,076,066	97,039,632
Fastenal Co.	1,043,344	57,707,357
Fortive Corp.	649,522	37,347,515
Fortune Brands Home & Security, Inc.	246,614	17,571,248
Generac Holdings, Inc. *	114,229	25,059,558
General Dynamics Corp.	417,699	98,798,344
General Electric Co.	1,991,451	148,462,672
Honeywell International, Inc.	1,242,410	240,418,759
Howmet Aerospace, Inc.	686,079	23,409,015
Huntington Ingalls Industries, Inc.	72,341	15,389,824
IDEX Corp.	137,428	26,086,583
Illinois Tool Works, Inc.	517,376	101,979,983
SECURITY	NUMBER OF SHARES	VALUE ($)
Ingersoll Rand, Inc.	739,664	32,515,629
Johnson Controls International plc	1,272,858	76,206,008
L3Harris Technologies, Inc.	355,554	82,580,972
Lockheed Martin Corp.	439,126	189,755,127
Masco Corp.	436,105	22,978,372
Nordson Corp.	97,888	21,113,463
Northrop Grumman Corp.	265,876	116,825,914
Otis Worldwide Corp.	769,942	56,082,575
PACCAR, Inc.	630,292	52,345,751
Parker-Hannifin Corp.	232,710	63,022,522
Pentair plc	299,153	15,182,015
Quanta Services, Inc.	257,420	29,855,572
Raytheon Technologies Corp.	2,703,832	256,620,695
Rockwell Automation, Inc.	210,513	53,190,320
Snap-on, Inc.	97,230	20,660,403
Stanley Black & Decker, Inc.	295,699	35,528,235
Textron, Inc.	397,926	27,556,375
The Boeing Co. *	992,796	147,767,757
Trane Technologies plc	423,058	59,181,584
TransDigm Group, Inc. *	95,468	56,785,321
United Rentals, Inc. *	131,205	41,529,007
W.W. Grainger, Inc.	78,521	39,262,856
Westinghouse Air Brake Technologies Corp.	339,446	30,519,590
Xylem, Inc.	325,948	26,238,814
		3,322,956,035

Commercial & Professional Services 0.8%
Cintas Corp.	159,757	63,465,066
Copart, Inc. *	386,797	43,959,479
Equifax, Inc.	221,032	44,984,433
Jacobs Engineering Group, Inc.	233,535	32,356,274
Leidos Holdings, Inc.	253,875	26,278,601
Nielsen Holdings plc	649,679	17,417,894
Republic Services, Inc.	378,572	50,830,862
Robert Half International, Inc.	198,825	19,546,486
Rollins, Inc.	407,384	13,663,659
Verisk Analytics, Inc.	291,971	59,576,683
Waste Management, Inc.	697,256	114,656,777
		486,736,214

Consumer Durables & Apparel 0.9%
D.R. Horton, Inc.	585,309	40,731,653
Garmin Ltd.	274,635	30,138,445
Hasbro, Inc.	234,673	20,665,304
Lennar Corp., Class A	472,967	36,177,246
Mohawk Industries, Inc. *	99,648	14,056,347
Newell Brands, Inc.	686,470	15,891,780
NIKE, Inc., Class B	2,312,436	288,360,769
NVR, Inc. *	5,913	25,876,530
PulteGroup, Inc.	452,261	18,886,419
PVH Corp.	125,881	9,161,619
Ralph Lauren Corp.	83,361	8,697,887
Tapestry, Inc.	481,106	15,838,010
Under Armour, Inc., Class A *	342,271	5,257,283
Under Armour, Inc., Class C *	383,679	5,444,405

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
VF Corp.	584,487	30,393,324
Whirlpool Corp.	106,464	19,325,345
		584,902,366

Consumer Services 1.9%
Booking Holdings, Inc. *	74,382	164,407,278
Caesars Entertainment, Inc. *	386,502	25,617,353
Carnival Corp. *	1,470,041	25,431,709
Chipotle Mexican Grill, Inc. *	50,961	74,179,341
Darden Restaurants, Inc.	231,312	30,470,730
Domino’s Pizza, Inc.	65,850	22,257,300
Expedia Group, Inc. *	272,348	47,592,813
Hilton Worldwide Holdings, Inc. *	504,740	78,381,075
Las Vegas Sands Corp. *	621,406	22,016,415
Marriott International, Inc., Class A *	495,445	87,951,396
McDonald’s Corp.	1,353,616	337,266,963
MGM Resorts International	681,820	27,981,893
Norwegian Cruise Line Holdings Ltd. *	758,778	15,198,323
Penn National Gaming, Inc. *	298,292	10,908,538
Royal Caribbean Cruises Ltd. *	406,170	31,571,594
Starbucks Corp.	2,083,687	155,526,398
Wynn Resorts Ltd. *	191,580	13,502,558
Yum! Brands, Inc.	523,448	61,248,651
		1,231,510,328

Diversified Financials 5.1%
American Express Co.	1,114,273	194,674,636
Ameriprise Financial, Inc.	200,968	53,354,994
Berkshire Hathaway, Inc., Class B *	3,317,803	1,071,086,343
BlackRock, Inc.	258,329	161,372,960
Capital One Financial Corp.	749,887	93,450,918
Cboe Global Markets, Inc.	193,020	21,807,400
CME Group, Inc.	651,108	142,814,029
Discover Financial Services	521,831	58,685,114
FactSet Research Systems, Inc.	68,554	27,660,854
Franklin Resources, Inc.	507,783	12,486,384
Intercontinental Exchange, Inc.	1,017,919	117,885,199
Invesco Ltd.	622,747	11,446,090
MarketAxess Holdings, Inc.	68,702	18,110,534
Moody's Corp.	293,027	92,737,185
Morgan Stanley	2,568,265	206,976,476
MSCI, Inc.	147,236	62,023,165
Nasdaq, Inc.	212,612	33,458,750
Northern Trust Corp.	376,960	38,845,728
Raymond James Financial, Inc.	338,073	32,948,595
S&P Global, Inc.	641,680	241,592,520
State Street Corp.	663,552	44,438,077
Synchrony Financial	943,470	34,729,131
T. Rowe Price Group, Inc.	415,332	51,102,449
The Bank of New York Mellon Corp.	1,340,403	56,377,350
The Charles Schwab Corp. (a)	2,718,146	180,294,624
The Goldman Sachs Group, Inc.	615,011	187,879,710
		3,248,239,215

Energy 4.2%
APA Corp.	655,834	26,843,286
Baker Hughes Co.	1,640,945	50,902,114
Chevron Corp.	3,492,193	547,121,877
ConocoPhillips	2,359,170	225,347,918
Coterra Energy, Inc.	1,473,922	42,434,214
Devon Energy Corp.	1,140,660	66,352,192
Diamondback Energy, Inc.	308,909	38,993,583
EOG Resources, Inc.	1,059,936	123,758,127
Exxon Mobil Corp.	7,669,552	653,829,308
Halliburton Co.	1,627,663	57,977,356
SECURITY	NUMBER OF SHARES	VALUE ($)
Hess Corp.	499,326	51,465,531
Kinder Morgan, Inc.	3,532,880	64,121,772
Marathon Oil Corp.	1,413,130	35,215,200
Marathon Petroleum Corp.	1,048,801	91,518,375
Occidental Petroleum Corp.	1,607,371	88,550,068
ONEOK, Inc.	808,038	51,173,047
Phillips 66	847,484	73,527,712
Pioneer Natural Resources Co.	411,301	95,615,144
Schlumberger N.V.	2,542,180	99,170,442
The Williams Cos., Inc.	2,200,925	75,469,718
Valero Energy Corp.	740,596	82,561,642
		2,641,948,626

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	803,343	427,153,540
Sysco Corp.	919,302	78,581,935
The Kroger Co.	1,212,162	65,408,261
Walgreens Boots Alliance, Inc.	1,298,185	55,043,044
Walmart, Inc.	2,562,909	392,099,448
		1,018,286,228

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	3,303,026	183,549,155
Archer-Daniels-Midland Co.	1,013,725	90,789,211
Brown-Forman Corp., Class B	331,008	22,323,180
Campbell Soup Co.	367,805	17,367,752
Conagra Brands, Inc.	867,255	30,293,217
Constellation Brands, Inc., Class A	297,745	73,272,067
General Mills, Inc.	1,092,811	77,294,522
Hormel Foods Corp.	509,493	26,692,338
Kellogg Co.	464,567	31,822,840
Lamb Weston Holdings, Inc.	264,039	17,452,978
McCormick & Co., Inc. - Non Voting Shares	452,392	45,497,063
Molson Coors Beverage Co., Class B	340,858	18,454,052
Mondelez International, Inc., Class A	2,515,039	162,169,715
Monster Beverage Corp. *	680,543	58,308,924
PepsiCo, Inc.	2,506,240	430,346,470
Philip Morris International, Inc.	2,807,801	280,780,100
The Coca-Cola Co.	7,042,609	455,022,968
The Hershey Co.	263,404	59,468,721
The JM Smucker Co.	195,601	26,783,645
The Kraft Heinz Co.	1,285,976	54,821,157
Tyson Foods, Inc., Class A	529,861	49,361,851
		2,211,871,926

Health Care Equipment & Services 6.1%
Abbott Laboratories	3,203,508	363,598,158
ABIOMED, Inc. *	82,436	23,624,509
Align Technology, Inc. *	132,850	38,514,544
AmerisourceBergen Corp.	272,199	41,180,987
Anthem, Inc.	439,703	220,700,127
Baxter International, Inc.	906,986	64,450,425
Becton, Dickinson & Co.	515,896	127,524,332
Boston Scientific Corp. *	2,581,419	108,703,554
Cardinal Health, Inc.	501,889	29,134,656
Centene Corp. *	1,057,062	85,146,344
Cerner Corp.	533,356	49,943,456
Cigna Corp.	585,056	144,380,120
CVS Health Corp.	2,377,752	228,573,300
DaVita, Inc. *	111,012	12,030,370
Dentsply Sirona, Inc.	397,530	15,897,225
DexCom, Inc. *	175,589	71,742,154
Edwards Lifesciences Corp. *	1,131,089	119,646,594
HCA Healthcare, Inc.	433,867	93,086,165

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Henry Schein, Inc. *	251,318	20,381,890
Hologic, Inc. *	452,330	32,563,237
Humana, Inc.	232,841	103,511,795
IDEXX Laboratories, Inc. *	153,614	66,127,755
Intuitive Surgical, Inc. *	648,093	155,088,655
Laboratory Corp. of America Holdings *	168,957	40,596,988
McKesson Corp.	271,365	84,017,318
Medtronic plc	2,435,798	254,199,879
Molina Healthcare, Inc. *	105,941	33,207,206
Quest Diagnostics, Inc.	215,741	28,874,775
ResMed, Inc.	264,930	52,978,052
STERIS plc	181,450	40,653,872
Stryker Corp.	608,236	146,743,017
Teleflex, Inc.	84,693	24,190,015
The Cooper Cos., Inc.	89,297	32,239,789
UnitedHealth Group, Inc.	1,706,271	867,724,117
Universal Health Services, Inc., Class B	132,647	16,253,237
Zimmer Biomet Holdings, Inc.	378,402	45,692,041
		3,882,920,658

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	439,150	42,843,474
Colgate-Palmolive Co.	1,526,682	117,630,848
Kimberly-Clark Corp.	610,029	84,690,326
The Clorox Co.	222,485	31,919,923
The Estee Lauder Cos., Inc., Class A	421,069	111,187,480
The Procter & Gamble Co.	4,342,579	697,201,059
		1,085,473,110

Insurance 2.1%
Aflac, Inc.	1,086,554	62,237,813
American International Group, Inc.	1,504,200	88,010,742
Aon plc, Class A	389,098	112,056,333
Arthur J. Gallagher & Co.	377,524	63,609,019
Assurant, Inc.	103,369	18,800,754
Brown & Brown, Inc.	425,912	26,398,026
Chubb Ltd.	780,276	161,087,980
Cincinnati Financial Corp.	271,819	33,341,318
Everest Re Group Ltd.	71,216	19,563,747
Globe Life, Inc.	169,023	16,577,776
Lincoln National Corp.	302,627	18,203,014
Loews Corp.	353,888	22,238,322
Marsh & McLennan Cos., Inc.	914,557	147,883,867
MetLife, Inc.	1,270,775	83,464,502
Principal Financial Group, Inc.	439,508	29,948,075
Prudential Financial, Inc.	684,739	74,301,029
The Allstate Corp.	508,279	64,317,625
The Hartford Financial Services Group, Inc.	608,046	42,520,657
The Progressive Corp.	1,058,604	113,651,725
The Travelers Cos., Inc.	436,881	74,732,864
W.R. Berkley Corp.	379,393	25,225,841
Willis Towers Watson plc	221,239	47,535,411
		1,345,706,440

Materials 2.8%
Air Products & Chemicals, Inc.	401,642	94,012,343
Albemarle Corp.	211,909	40,862,412
Amcor plc	2,740,492	32,502,235
Avery Dennison Corp.	149,845	27,062,007
Ball Corp.	585,636	47,530,218
Celanese Corp.	195,109	28,669,316
CF Industries Holdings, Inc.	387,950	37,565,199
SECURITY	NUMBER OF SHARES	VALUE ($)
Corteva, Inc.	1,317,019	75,978,826
Dow, Inc.	1,333,035	88,646,828
DuPont de Nemours, Inc.	929,045	61,251,937
Eastman Chemical Co.	234,120	24,037,100
Ecolab, Inc.	451,599	76,473,775
FMC Corp.	230,258	30,518,395
Freeport-McMoRan, Inc.	2,659,574	107,845,726
International Flavors & Fragrances, Inc.	461,288	55,954,234
International Paper Co.	703,154	32,541,967
Linde plc	928,549	289,670,146
LyondellBasell Industries N.V., Class A	476,388	50,511,420
Martin Marietta Materials, Inc.	113,113	40,066,887
Newmont Corp.	1,444,622	105,240,713
Nucor Corp.	492,796	76,274,965
Packaging Corp. of America	171,520	27,643,878
PPG Industries, Inc.	430,526	55,103,023
Sealed Air Corp.	268,852	17,262,987
The Mosaic Co.	671,470	41,913,157
The Sherwin-Williams Co.	436,973	120,150,096
Vulcan Materials Co.	239,895	41,331,510
WestRock Co.	477,397	23,645,473
		1,750,266,773

Media & Entertainment 7.4%
Activision Blizzard, Inc.	1,411,417	106,703,125
Alphabet, Inc., Class A *	544,844	1,243,437,528
Alphabet, Inc., Class C *	503,192	1,157,004,461
Charter Communications, Inc., Class A *	215,910	92,515,276
Comcast Corp., Class A	8,195,180	325,840,357
DISH Network Corp., Class A *	453,172	12,919,934
Electronic Arts, Inc.	509,532	60,150,253
Fox Corp., Class A	572,512	20,518,830
Fox Corp., Class B	262,348	8,720,447
Live Nation Entertainment, Inc. *	244,138	25,605,193
Match Group, Inc. *	512,772	40,585,904
Meta Platforms, Inc., Class A *	4,183,129	838,591,871
Netflix, Inc. *	804,270	153,100,837
News Corp., Class A	705,897	14,019,114
News Corp., Class B	216,271	4,305,956
Omnicom Group, Inc.	378,106	28,785,210
Paramount Global, Class B	1,101,391	32,072,506
Take-Two Interactive Software, Inc. *	209,711	25,062,562
The Interpublic Group of Cos., Inc.	713,530	23,275,349
The Walt Disney Co. *	3,298,164	368,174,047
Twitter, Inc. *	1,448,403	71,000,715
Warner Bros Discovery, Inc. *	4,006,075	72,710,261
		4,725,099,736

Pharmaceuticals, Biotechnology & Life Sciences 8.0%
AbbVie, Inc.	3,202,642	470,404,057
Agilent Technologies, Inc.	544,134	64,898,862
Amgen, Inc.	1,020,333	237,931,452
Biogen, Inc. *	266,458	55,274,047
Bio-Rad Laboratories, Inc., Class A *	39,032	19,986,726
Bio-Techne Corp.	70,945	26,937,107
Bristol-Myers Squibb Co.	3,948,851	297,230,015
Catalent, Inc. *	324,165	29,356,382
Charles River Laboratories International, Inc. *	91,205	22,026,919
Danaher Corp.	1,152,838	289,512,207
Eli Lilly & Co.	1,438,386	420,195,702
Gilead Sciences, Inc.	2,272,023	134,821,845
Illumina, Inc. *	283,151	83,996,744

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Incyte Corp. *	342,059	25,640,743
IQVIA Holdings, Inc. *	346,076	75,441,107
Johnson & Johnson	4,769,286	860,665,352
Merck & Co., Inc.	4,576,101	405,854,398
Mettler-Toledo International, Inc. *	41,712	53,288,331
Moderna, Inc. *	639,038	85,893,098
Organon & Co.	460,011	14,872,156
PerkinElmer, Inc.	228,908	33,560,202
Pfizer, Inc.	10,168,525	498,969,522
Regeneron Pharmaceuticals, Inc. *	193,316	127,416,509
Thermo Fisher Scientific, Inc.	713,874	394,715,212
Vertex Pharmaceuticals, Inc. *	461,143	125,993,490
Viatris, Inc.	2,183,095	22,551,371
Waters Corp. *	110,838	33,586,131
West Pharmaceutical Services, Inc.	134,214	42,285,463
Zoetis, Inc.	857,109	151,922,570
		5,105,227,720

Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	263,865	48,065,648
American Tower Corp.	824,923	198,822,941
AvalonBay Communities, Inc.	253,136	57,583,377
Boston Properties, Inc.	258,061	30,347,974
Camden Property Trust	185,660	29,128,197
CBRE Group, Inc., Class A *	606,366	50,352,633
Crown Castle International Corp.	782,842	144,990,167
Digital Realty Trust, Inc.	513,905	75,091,799
Duke Realty Corp.	690,126	37,784,398
Equinix, Inc.	163,088	117,273,319
Equity Residential	619,936	50,524,784
Essex Property Trust, Inc.	118,101	38,887,116
Extra Space Storage, Inc.	242,155	46,009,450
Federal Realty Investment Trust	127,759	14,955,469
Healthpeak Properties, Inc.	979,336	32,132,014
Host Hotels & Resorts, Inc.	1,293,115	26,314,890
Iron Mountain, Inc.	526,066	28,265,526
Kimco Realty Corp.	1,120,384	28,379,327
Mid-America Apartment Communities, Inc.	208,961	41,098,449
Prologis, Inc.	1,340,398	214,852,395
Public Storage	276,306	102,647,679
Realty Income Corp.	1,023,906	71,018,120
Regency Centers Corp.	278,937	19,199,234
SBA Communications Corp.	197,214	68,454,952
Simon Property Group, Inc.	595,179	70,231,122
UDR, Inc.	543,060	28,896,223
Ventas, Inc.	723,758	40,204,757
Vornado Realty Trust	286,750	11,100,093
Welltower, Inc.	788,217	71,577,986
Weyerhaeuser Co.	1,353,652	55,797,535
		1,849,987,574

Retailing 6.0%
Advance Auto Parts, Inc.	113,013	22,560,785
Amazon.com, Inc. *	792,779	1,970,555,266
AutoZone, Inc. *	37,389	73,113,068
Bath & Body Works, Inc.	467,221	24,711,319
Best Buy Co., Inc.	391,535	35,210,743
CarMax, Inc. *	292,324	25,075,553
Dollar General Corp.	419,821	99,720,082
Dollar Tree, Inc. *	407,570	66,209,746
eBay, Inc.	1,134,239	58,889,689
Etsy, Inc. *	228,896	21,330,818
Genuine Parts Co.	258,445	33,610,772
LKQ Corp.	484,076	24,024,692
Lowe’s Cos., Inc.	1,220,695	241,368,022
SECURITY	NUMBER OF SHARES	VALUE ($)
O'Reilly Automotive, Inc. *	122,085	74,050,657
Pool Corp.	72,746	29,478,134
Ross Stores, Inc.	640,256	63,878,341
Target Corp.	868,046	198,478,718
The Home Depot, Inc.	1,891,831	568,306,032
The TJX Cos., Inc.	2,161,341	132,446,976
Tractor Supply Co.	206,239	41,546,847
Ulta Beauty, Inc. *	97,886	38,841,165
		3,843,407,425

Semiconductors & Semiconductor Equipment 5.3%
Advanced Micro Devices, Inc. *	2,961,617	253,277,486
Analog Devices, Inc.	951,620	146,911,096
Applied Materials, Inc.	1,608,685	177,518,390
Broadcom, Inc.	747,968	414,665,980
Enphase Energy, Inc. *	242,816	39,190,502
Intel Corp.	7,376,798	321,554,625
KLA Corp.	273,035	87,169,154
Lam Research Corp.	252,715	117,704,538
Microchip Technology, Inc.	1,007,160	65,666,832
Micron Technology, Inc.	2,028,564	138,327,779
Monolithic Power Systems, Inc.	78,676	30,859,874
NVIDIA Corp.	4,529,040	840,001,049
NXP Semiconductors N.V.	481,716	82,325,264
Qorvo, Inc. *	196,597	22,368,807
QUALCOMM, Inc.	2,041,703	285,205,492
Skyworks Solutions, Inc.	297,513	33,708,223
SolarEdge Technologies, Inc. *	94,860	23,753,893
Teradyne, Inc.	295,007	31,111,438
Texas Instruments, Inc.	1,673,080	284,841,870
		3,396,162,292

Software & Services 13.2%
Accenture plc, Class A	1,144,900	343,882,164
Adobe, Inc. *	854,573	338,368,179
Akamai Technologies, Inc. *	294,976	33,119,905
ANSYS, Inc. *	158,134	43,595,962
Autodesk, Inc. *	398,568	75,440,951
Automatic Data Processing, Inc.	760,893	166,011,635
Broadridge Financial Solutions, Inc.	211,047	30,418,204
Cadence Design Systems, Inc. *	502,190	75,755,362
Ceridian HCM Holding, Inc. *	247,257	13,878,535
Citrix Systems, Inc.	226,197	22,642,320
Cognizant Technology Solutions Corp., Class A	951,364	76,965,348
DXC Technology Co. *	446,068	12,802,152
EPAM Systems, Inc. *	102,728	27,221,893
Fidelity National Information Services, Inc.	1,103,047	109,367,110
Fiserv, Inc. *	1,076,311	105,392,373
FleetCor Technologies, Inc. *	147,350	36,766,772
Fortinet, Inc. *	245,883	71,062,646
Gartner, Inc. *	149,120	43,326,816
Global Payments, Inc.	515,793	70,653,325
International Business Machines Corp.	1,624,567	214,784,003
Intuit, Inc.	513,028	214,830,475
Jack Henry & Associates, Inc.	131,891	25,003,896
Mastercard, Inc., Class A	1,563,509	568,147,900
Microsoft Corp.	13,581,554	3,769,152,866
NortonLifeLock, Inc.	1,050,467	26,303,694
Oracle Corp.	2,854,487	209,519,346
Paychex, Inc.	581,558	73,700,845
Paycom Software, Inc. *	86,923	24,466,217
PayPal Holdings, Inc. *	2,110,428	185,569,934
PTC, Inc. *	190,143	21,716,232

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Roper Technologies, Inc.	191,086	89,795,133
Salesforce, Inc. *	1,784,528	313,969,856
ServiceNow, Inc. *	362,363	173,245,750
Synopsys, Inc. *	278,045	79,740,526
Tyler Technologies, Inc. *	73,981	29,201,041
VeriSign, Inc. *	175,515	31,362,775
Visa, Inc., Class A	3,004,375	640,322,444
		8,387,504,585

Technology Hardware & Equipment 8.7%
Amphenol Corp., Class A	1,084,928	77,572,352
Apple Inc.	28,086,621	4,427,855,801
Arista Networks, Inc. *	407,069	47,044,964
CDW Corp.	245,394	40,043,393
Cisco Systems, Inc.	7,640,494	374,231,396
Corning, Inc.	1,354,983	47,681,852
F5, Inc. *	109,784	18,378,940
Hewlett Packard Enterprise Co.	2,338,664	36,038,812
HP, Inc.	1,962,402	71,882,785
IPG Photonics Corp. *	65,107	6,151,309
Juniper Networks, Inc.	589,243	18,572,939
Keysight Technologies, Inc. *	331,570	46,509,324
Motorola Solutions, Inc.	305,928	65,373,753
NetApp, Inc.	402,260	29,465,545
Seagate Technology Holdings plc	364,408	29,896,032
TE Connectivity Ltd.	589,788	73,593,747
Teledyne Technologies, Inc. *	84,606	36,511,719
Trimble, Inc. *	455,740	30,397,858
Western Digital Corp. *	565,251	29,997,871
Zebra Technologies Corp., Class A *	96,056	35,508,061
		5,542,708,453

Telecommunication Services 1.2%
AT&T, Inc.	12,937,028	243,992,348
Lumen Technologies, Inc.	1,668,136	16,781,448
T-Mobile US, Inc. *	1,063,577	130,968,872
Verizon Communications, Inc.	7,605,235	352,122,381
		743,865,049

Transportation 1.8%
Alaska Air Group, Inc. *	229,163	12,464,176
American Airlines Group, Inc. *	1,175,964	22,072,844
C.H. Robinson Worldwide, Inc.	235,420	24,989,833
CSX Corp.	4,018,040	137,979,494
Delta Air Lines, Inc. *	1,158,323	49,842,639
Expeditors International of Washington, Inc.	307,723	30,486,118
FedEx Corp.	441,498	87,743,313
JB Hunt Transport Services, Inc.	151,852	25,943,914
Norfolk Southern Corp.	434,373	112,016,109
Old Dominion Freight Line, Inc.	168,923	47,318,711
Southwest Airlines Co. *	1,072,282	50,097,015
Union Pacific Corp.	1,153,810	270,326,145
United Airlines Holdings, Inc. *	586,229	29,604,564
United Parcel Service, Inc., Class B	1,320,875	237,731,082
		1,138,615,957

Utilities 2.9%
Alliant Energy Corp.	453,985	26,698,858
Ameren Corp.	466,864	43,371,666
SECURITY	NUMBER OF SHARES	VALUE ($)
American Electric Power Co., Inc.	912,308	90,418,846
American Water Works Co., Inc.	328,987	50,690,317
Atmos Energy Corp.	245,841	27,878,369
CenterPoint Energy, Inc.	1,141,385	34,937,795
CMS Energy Corp.	525,418	36,090,962
Consolidated Edison, Inc.	639,717	59,327,355
Constellation Energy Corp.	592,617	35,088,853
Dominion Energy, Inc.	1,467,120	119,775,677
DTE Energy Co.	351,055	46,002,247
Duke Energy Corp.	1,393,516	153,509,723
Edison International	688,680	47,374,297
Entergy Corp.	364,428	43,312,268
Evergy, Inc.	413,850	28,079,722
Eversource Energy	622,719	54,425,641
Exelon Corp.	1,774,130	82,993,801
FirstEnergy Corp.	1,030,699	44,639,574
NextEra Energy, Inc.	3,554,602	252,447,834
NiSource, Inc.	710,469	20,688,857
NRG Energy, Inc.	442,640	15,890,776
Pinnacle West Capital Corp.	205,351	14,620,991
PPL Corp.	1,361,562	38,545,820
Public Service Enterprise Group, Inc.	916,554	63,847,152
Sempra Energy	578,420	93,333,851
The AES Corp.	1,206,610	24,638,976
The Southern Co.	1,919,860	140,898,525
WEC Energy Group, Inc.	571,749	57,203,487
Xcel Energy, Inc.	975,664	71,477,145
		1,818,209,385
Total Common Stocks (Cost $28,694,510,181)		63,292,904,445

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Time Deposits 0.4%
BNP Paribas SA
0.13%, 05/02/22 (b)	124,896,220	124,896,220
Skandinaviska Enskilda Banken AB
0.13%, 05/02/22 (b)	94,229,726	94,229,726
		219,125,946
Total Short-Term Investments (Cost $219,125,946)		219,125,946
Total Investments in Securities (Cost $28,913,636,127)		63,512,030,391

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/17/22	1,384	285,623,000	(18,686,779)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the current daily overnight rate.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$210,537,870	$13,291,123	($445,373)	($5,215)	($43,083,781)	$180,294,624	2,718,146	$1,006,175

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$63,292,904,445	$—	$—	$63,292,904,445
Short-Term Investments[1]	—	219,125,946	—	219,125,946
Liabilities
Futures Contracts[2]	(18,686,779)	—	—	(18,686,779)
Total	$63,274,217,666	$219,125,946	$—	$63,493,343,612

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $83,576,481)		$180,294,624
Investments in securities, at value - unaffiliated (cost $28,830,059,646)		63,331,735,767
Deposit with broker for futures contracts		22,310,400
Receivables:
Fund shares sold		81,380,562
Dividends		49,957,403
Interest	+	2,374
Total assets		63,665,681,130
Liabilities
Payables:
Fund shares redeemed		60,846,153
Variation margin on futures contracts		10,043,123
Investment adviser fees	+	1,152,379
Total liabilities		72,041,655
Net assets		$63,593,639,475
Net Assets by Source
Capital received from investors		$29,073,542,747
Total distributable earnings	+	34,520,096,728
Net assets		$63,593,639,475

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$63,593,639,475		1,001,178,636		$63.52

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$1,006,175
Dividends received from securities - unaffiliated (net of foreign withholding tax of $99,561)		483,053,176
Interest received from securities - unaffiliated		52,459
Securities on loan, net	+	18,348
Total investment income		484,130,158
Expenses
Investment adviser fees		6,815,726
Total expenses	–	6,815,726
Net investment income		477,314,432
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(5,215)
Net realized losses on sales of securities - unaffiliated		(13,016,693)
Net realized gains on futures contracts	+	5,455,094
Net realized losses		(7,566,814)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(43,083,781)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(7,171,803,411)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(33,516,331)
Net change in unrealized appreciation (depreciation)	+	(7,248,403,523)
Net realized and unrealized losses		(7,255,970,337)
Decrease in net assets resulting from operations		($6,778,655,905)

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$477,314,432	$819,770,960
Net realized gains (losses)		(7,566,814)	171,562,608
Net change in unrealized appreciation (depreciation)	+	(7,248,403,523)	18,463,816,059
Increase (decrease) in net assets resulting from operations		($6,778,655,905)	$19,455,149,627
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($892,809,698)	($913,293,066)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		120,848,829	$8,436,200,570	196,724,074	$12,273,054,924
Shares reinvested		10,113,771	728,899,776	13,207,873	748,622,260
Shares redeemed	+	(76,301,434)	(5,301,220,714)	(133,977,878)	(8,346,566,792)
Net transactions in fund shares		54,661,166	$3,863,879,632	75,954,069	$4,675,110,392
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		946,517,470	$67,401,225,446	870,563,401	$44,184,258,493
Total increase (decrease)	+	54,661,166	(3,807,585,971)	75,954,069	23,216,966,953
End of period		1,001,178,636	$63,593,639,475	946,517,470	$67,401,225,446

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$102.69	$73.73	$68.68	$64.19	$62.61	$52.40
Income (loss) from investment operations:
Net investment income (loss)[1]	0.65	1.24	1.38	1.38	1.18	1.08
Net realized and unrealized gains (losses)	(12.30)	30.02	5.81	6.73	3.05	10.96
Total from investment operations	(11.65)	31.26	7.19	8.11	4.23	12.04
Less distributions:
Distributions from net investment income	(1.23)	(1.42)	(1.29)	(1.28)	(1.10)	(0.97)
Distributions from net realized gains	(0.58)	(0.88)	(0.85)	(2.34)	(1.55)	(0.86)
Total distributions	(1.81)	(2.30)	(2.14)	(3.62)	(2.65)	(1.83)
Net asset value at end of period	$89.23	$102.69	$73.73	$68.68	$64.19	$62.61
Total return	(11.58%) [2]	43.16%	10.60%	14.20%	6.84%	23.52%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.05%	0.05%	0.05%	0.05%	0.14% [4]
Net operating expenses	N/A	N/A	N/A	N/A	N/A [5]	0.12% [4]
Net investment income (loss)	1.32% [3]	1.36%	1.97%	2.15%	1.82%	1.87%
Portfolio turnover rate	0% [2,6,7]	5% [7]	4%	5%	4%	5%
Net assets, end of period (x 1,000,000)	$12,518	$14,222	$9,774	$9,346	$7,909	$7,681

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
[5]	Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
[6]	Less than 0.5%
[7]	Portfolio turnover rate excludes in-kind transactions.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.3%
Aptiv plc *	86,863	9,242,223
Autoliv, Inc.	25,375	1,869,630
BorgWarner, Inc.	76,967	2,834,695
Ford Motor Co.	1,262,319	17,874,437
Fox Factory Holding Corp. *	13,489	1,104,479
General Motors Co. *	466,487	17,684,522
Gentex Corp.	75,227	2,207,913
Harley-Davidson, Inc.	49,364	1,799,318
Lear Corp.	18,984	2,428,813
QuantumScape Corp. *(a)	83,343	1,245,144
Tesla, Inc. *	268,649	233,928,803
Thor Industries, Inc.	17,763	1,359,758
		293,579,735

Banks 3.6%
Bank of America Corp.	2,280,258	81,359,605
Bank OZK	38,957	1,496,728
BOK Financial Corp.	9,558	792,645
Citigroup, Inc.	636,726	30,696,560
Citizens Financial Group, Inc.	158,801	6,256,759
Comerica, Inc.	41,746	3,418,997
Commerce Bancshares, Inc.	35,772	2,445,732
Cullen/Frost Bankers, Inc.	18,243	2,413,366
East West Bancorp, Inc.	45,460	3,241,298
Essent Group Ltd.	35,671	1,445,746
Fifth Third Bancorp	219,410	8,234,457
First Citizens BancShares, Inc., Class A	4,262	2,725,038
First Financial Bankshares, Inc.	40,656	1,625,427
First Horizon Corp.	171,031	3,827,674
First Republic Bank	57,445	8,571,943
Huntington Bancshares, Inc.	459,547	6,043,043
JPMorgan Chase & Co.	948,315	113,190,878
KeyCorp	299,558	5,784,465
M&T Bank Corp.	57,335	9,554,304
MGIC Investment Corp.	101,582	1,326,661
New York Community Bancorp, Inc.	149,033	1,377,065
Pinnacle Financial Partners, Inc.	24,312	1,885,396
Popular, Inc.	25,655	2,000,833
Prosperity Bancshares, Inc.	29,802	1,948,455
Regions Financial Corp.	303,400	6,286,448
Signature Bank	20,159	4,883,518
SVB Financial Group *	18,882	9,207,618
Synovus Financial Corp.	47,027	1,953,502
TFS Financial Corp.	16,400	245,836
The PNC Financial Services Group, Inc.	134,856	22,399,582
Truist Financial Corp.	428,820	20,733,447
U.S. Bancorp	433,529	21,052,168
Valley National Bancorp	137,143	1,642,973
Wells Fargo & Co.	1,246,538	54,386,453
Western Alliance Bancorp	34,360	2,615,140
SECURITY	NUMBER OF SHARES	VALUE ($)
Zions Bancorp NA	49,050	2,771,816
		449,841,576

Capital Goods 5.4%
3M Co.	183,279	26,432,497
A.O. Smith Corp.	42,351	2,474,569
Acuity Brands, Inc.	11,365	1,960,235
Advanced Drainage Systems, Inc.	18,261	1,871,022
AECOM	45,682	3,223,322
AGCO Corp.	19,730	2,513,602
Allegion plc	28,840	3,294,682
AMETEK, Inc.	74,107	9,356,750
Axon Enterprise, Inc. *	22,091	2,478,610
Builders FirstSource, Inc. *	61,241	3,770,608
BWX Technologies, Inc.	29,178	1,514,922
Carlisle Cos., Inc.	16,731	4,339,352
Carrier Global Corp.	274,305	10,497,652
Caterpillar, Inc.	173,553	36,539,849
ChargePoint Holdings, Inc. *(a)	58,399	755,683
Chart Industries, Inc. *	11,309	1,909,185
Crane Co.	15,943	1,534,195
Cummins, Inc.	45,674	8,641,064
Deere & Co.	89,982	33,972,704
Donaldson Co., Inc.	39,407	1,932,519
Dover Corp.	46,205	6,159,127
Eaton Corp. plc	128,041	18,568,506
EMCOR Group, Inc.	16,939	1,803,665
Emerson Electric Co.	190,700	17,197,326
Esab Corp. *	14,413	677,411
Fastenal Co.	185,201	10,243,467
Fortive Corp.	115,025	6,613,938
Fortune Brands Home & Security, Inc.	43,924	3,129,585
Generac Holdings, Inc. *	20,159	4,422,481
General Dynamics Corp.	73,846	17,466,794
General Electric Co.	352,888	26,307,800
Graco, Inc.	54,870	3,403,037
HEICO Corp.	13,578	1,917,621
HEICO Corp., Class A	24,265	2,830,270
Honeywell International, Inc.	220,113	42,594,067
Howmet Aerospace, Inc.	122,588	4,182,703
Hubbell, Inc.	17,387	3,396,724
Huntington Ingalls Industries, Inc.	12,769	2,716,477
IDEX Corp.	24,336	4,619,460
Illinois Tool Works, Inc.	91,730	18,080,900
Ingersoll Rand, Inc.	131,513	5,781,312
ITT, Inc.	27,871	1,957,102
Johnson Controls International plc	225,598	13,506,552
L3Harris Technologies, Inc.	63,069	14,648,406
Lennox International, Inc.	10,750	2,291,793
Lincoln Electric Holdings, Inc.	19,066	2,568,762
Lockheed Martin Corp.	77,708	33,579,181
Masco Corp.	77,250	4,070,303
MasTec, Inc. *	19,091	1,374,743
MDU Resources Group, Inc.	65,040	1,675,430
Nordson Corp.	17,407	3,754,516
Northrop Grumman Corp.	47,039	20,668,937
nVent Electric plc	53,516	1,807,770

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Oshkosh Corp.	21,219	1,961,484
Otis Worldwide Corp.	136,402	9,935,522
Owens Corning	32,587	2,963,136
PACCAR, Inc.	111,125	9,228,931
Parker-Hannifin Corp.	41,312	11,188,116
Pentair plc	52,740	2,676,555
Plug Power, Inc. *	165,273	3,474,038
Quanta Services, Inc.	45,609	5,289,732
Raytheon Technologies Corp.	478,551	45,419,275
RBC Bearings, Inc. *	9,367	1,576,934
Regal Rexnord Corp.	21,938	2,791,391
Rockwell Automation, Inc.	37,393	9,448,089
Sensata Technologies Holding plc *	50,468	2,291,752
SiteOne Landscape Supply, Inc. *	14,359	2,025,050
Snap-on, Inc.	17,028	3,618,280
Stanley Black & Decker, Inc.	52,207	6,272,671
Sunrun, Inc. *	65,490	1,308,490
Textron, Inc.	71,145	4,926,791
The AZEK Co., Inc. *	35,429	752,512
The Boeing Co. *	175,893	26,179,914
The Middleby Corp. *	17,853	2,747,398
The Timken Co.	21,808	1,257,013
The Toro Co.	33,928	2,718,651
Trane Technologies plc	74,966	10,486,994
TransDigm Group, Inc. *	16,937	10,074,297
Trex Co., Inc. *	36,670	2,133,827
United Rentals, Inc. *	23,222	7,350,227
Vertiv Holdings Co.	96,371	1,207,529
Virgin Galactic Holdings, Inc. *(a)	56,450	422,811
W.W. Grainger, Inc.	13,900	6,950,417
Watsco, Inc.	10,583	2,823,333
WESCO International, Inc. *	14,091	1,736,857
Westinghouse Air Brake Technologies Corp.	60,011	5,395,589
WillScot Mobile Mini Holdings Corp. *	71,124	2,496,452
Woodward, Inc.	20,220	2,233,906
Xylem, Inc.	58,022	4,670,771
Zurn Water Solutions Corp.	40,396	1,261,163
		682,325,086

Commercial & Professional Services 1.0%
ASGN, Inc. *	16,523	1,874,534
Booz Allen Hamilton Holding Corp.	42,909	3,502,662
CACI International, Inc., Class A *	7,538	1,999,831
Cintas Corp.	28,363	11,267,485
Clarivate plc *	128,249	2,010,944
Clean Harbors, Inc. *	15,849	1,663,036
Copart, Inc. *	68,584	7,794,572
CoStar Group, Inc. *	126,632	8,056,328
Dun & Bradstreet Holdings, Inc. *	47,785	754,525
Equifax, Inc.	39,211	7,980,223
Exponent, Inc.	16,491	1,580,003
IAA, Inc. *	43,379	1,589,840
Jacobs Engineering Group, Inc.	41,596	5,763,126
KBR, Inc.	44,663	2,198,759
Leidos Holdings, Inc.	44,945	4,652,257
ManpowerGroup, Inc.	17,414	1,570,743
MSA Safety, Inc.	11,664	1,407,728
Nielsen Holdings plc	115,046	3,084,383
Republic Services, Inc.	67,188	9,021,333
Robert Half International, Inc.	34,992	3,440,064
Rollins, Inc.	71,954	2,413,337
Stericycle, Inc. *	29,291	1,470,115
Tetra Tech, Inc.	17,303	2,409,962
TransUnion	61,494	5,381,955
TriNet Group, Inc. *	12,154	1,078,060
Upwork, Inc. *	38,137	799,733
SECURITY	NUMBER OF SHARES	VALUE ($)
Verisk Analytics, Inc.	51,565	10,521,838
Waste Management, Inc.	123,630	20,329,717
		125,617,093

Consumer Durables & Apparel 1.1%
Brunswick Corp.	24,806	1,875,582
Callaway Golf Co. *	37,239	817,024
Capri Holdings Ltd. *	46,961	2,240,040
Columbia Sportswear Co.	11,162	917,070
Crocs, Inc. *	18,786	1,247,954
D.R. Horton, Inc.	103,575	7,207,784
Deckers Outdoor Corp. *	8,804	2,339,663
Garmin Ltd.	48,876	5,363,652
Hanesbrands, Inc.	113,293	1,502,265
Hasbro, Inc.	41,524	3,656,603
Helen of Troy Ltd. *	7,655	1,642,074
Leggett & Platt, Inc.	42,925	1,529,418
Lennar Corp., Class A	83,691	6,401,525
Lululemon Athletica, Inc. *	37,813	13,409,624
Mattel, Inc. *	111,642	2,714,017
Mohawk Industries, Inc. *	17,837	2,516,087
Newell Brands, Inc.	122,798	2,842,774
NIKE, Inc., Class B	409,652	51,083,604
NVR, Inc. *	1,046	4,577,516
Peloton Interactive, Inc., Class A *	97,851	1,718,264
Polaris, Inc.	18,058	1,714,427
PulteGroup, Inc.	79,810	3,332,866
PVH Corp.	22,653	1,648,685
Ralph Lauren Corp.	14,873	1,551,849
Skechers U.S.A., Inc., Class A *	42,714	1,635,946
Tapestry, Inc.	84,982	2,797,607
Tempur Sealy International, Inc.	60,908	1,651,216
Toll Brothers, Inc.	36,598	1,697,049
TopBuild Corp. *	10,524	1,906,317
VF Corp.	103,332	5,373,264
Whirlpool Corp.	18,921	3,434,540
YETI Holdings, Inc. *	27,798	1,358,488
		143,704,794

Consumer Services 2.2%
ADT, Inc.	48,281	330,725
Airbnb, Inc., Class A *	111,486	17,080,770
Aramark	83,314	3,020,133
Booking Holdings, Inc. *	13,177	29,125,255
Boyd Gaming Corp.	26,622	1,612,761
Bright Horizons Family Solutions, Inc. *	19,447	2,221,625
Caesars Entertainment, Inc. *	68,696	4,553,171
Carnival Corp. *	259,581	4,490,751
Chegg, Inc. *	44,206	1,093,656
Chipotle Mexican Grill, Inc. *	9,015	13,122,324
Choice Hotels International, Inc.	10,397	1,460,363
Churchill Downs, Inc.	10,997	2,231,731
Coursera, Inc. *	25,494	479,542
Darden Restaurants, Inc.	41,007	5,401,852
Domino’s Pizza, Inc.	11,745	3,969,810
DraftKings, Inc., Class A *	107,211	1,466,646
Expedia Group, Inc. *	48,184	8,420,154
Hilton Grand Vacations, Inc. *	28,146	1,318,077
Hilton Worldwide Holdings, Inc. *	89,363	13,877,180
Las Vegas Sands Corp. *	110,936	3,930,462
Marriott International, Inc., Class A *	87,940	15,611,109
Marriott Vacations Worldwide Corp.	13,667	2,040,893
McDonald’s Corp.	239,685	59,719,915
MGM Resorts International	121,389	4,981,805
Norwegian Cruise Line Holdings Ltd. *	133,825	2,680,515

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Penn National Gaming, Inc. *	52,786	1,930,384
Planet Fitness, Inc., Class A *	27,107	2,169,373
Royal Caribbean Cruises Ltd. *	72,212	5,613,039
Scientific Games Corp., Class A *	30,643	1,717,847
Service Corp. International	52,538	3,447,018
Starbucks Corp.	368,974	27,540,219
Terminix Global Holdings, Inc. *	39,475	1,811,508
Texas Roadhouse, Inc.	22,213	1,828,796
The Wendy's Co.	57,183	1,129,936
Vail Resorts, Inc.	12,915	3,282,476
Wingstop, Inc.	9,454	867,499
Wyndham Hotels & Resorts, Inc.	29,581	2,601,945
Wynn Resorts Ltd. *	34,070	2,401,254
Yum! Brands, Inc.	92,512	10,824,829
		271,407,348

Diversified Financials 5.3%
Affiliated Managers Group, Inc.	13,098	1,644,716
AGNC Investment Corp.	166,321	1,826,205
Ally Financial, Inc.	108,781	4,346,889
American Express Co.	197,392	34,486,356
Ameriprise Financial, Inc.	35,510	9,427,550
Annaly Capital Management, Inc.	470,202	3,018,697
Apollo Global Management, Inc.	119,672	5,954,879
Ares Management Corp., Class A	53,483	3,541,644
Berkshire Hathaway, Inc., Class B *	587,623	189,702,333
BlackRock, Inc.	45,721	28,560,994
Blackstone, Inc.	226,107	22,965,688
Capital One Financial Corp.	132,936	16,566,484
Cboe Global Markets, Inc.	34,146	3,857,815
CME Group, Inc.	115,341	25,298,895
Coinbase Global, Inc., Class A *	9,422	1,061,954
Credit Acceptance Corp. *	2,643	1,354,537
Discover Financial Services	92,485	10,400,863
Equitable Holdings, Inc.	121,862	3,513,281
Evercore, Inc., Class A	12,622	1,334,777
FactSet Research Systems, Inc.	12,162	4,907,245
Franklin Resources, Inc.	89,557	2,202,207
Interactive Brokers Group, Inc., Class A	27,761	1,653,445
Intercontinental Exchange, Inc.	180,392	20,891,198
Invesco Ltd.	108,590	1,995,884
Janus Henderson Group plc	54,453	1,659,727
Jefferies Financial Group, Inc.	61,700	1,897,892
KKR & Co., Inc.	187,629	9,563,450
Lazard Ltd., Class A	36,670	1,201,676
LPL Financial Holdings, Inc.	25,842	4,854,937
MarketAxess Holdings, Inc.	12,156	3,204,443
Moody's Corp.	52,002	16,457,593
Morgan Stanley	454,827	36,654,508
Morningstar, Inc.	7,522	1,904,796
MSCI, Inc.	26,114	11,000,522
Nasdaq, Inc.	37,593	5,916,010
New Residential Investment Corp.	148,720	1,546,688
Northern Trust Corp.	66,722	6,875,702
OneMain Holdings, Inc.	35,170	1,615,358
Raymond James Financial, Inc.	60,120	5,859,295
S&P Global, Inc.	113,684	42,802,026
SEI Investments Co.	34,070	1,898,380
SLM Corp.	88,916	1,487,565
Starwood Property Trust, Inc.	97,015	2,219,703
State Street Corp.	117,540	7,871,654
Stifel Financial Corp.	33,911	2,097,395
Synchrony Financial	166,567	6,131,331
T. Rowe Price Group, Inc.	73,691	9,066,941
The Bank of New York Mellon Corp.	237,289	9,980,375
The Carlyle Group, Inc.	43,969	1,595,635
SECURITY	NUMBER OF SHARES	VALUE ($)
The Charles Schwab Corp. (b)	481,097	31,911,164
The Goldman Sachs Group, Inc.	108,932	33,277,637
Tradeweb Markets, Inc., Class A	33,466	2,382,445
Upstart Holdings, Inc. *(a)	15,675	1,175,939
Voya Financial, Inc.	34,783	2,196,199
		666,821,522

Energy 4.0%
APA Corp.	115,871	4,742,600
Baker Hughes Co.	291,045	9,028,216
Cheniere Energy, Inc.	75,735	10,285,570
Chesapeake Energy Corp.	33,843	2,775,803
Chevron Corp.	618,770	96,942,696
ConocoPhillips	418,086	39,935,575
Continental Resources, Inc.	18,238	1,013,486
Coterra Energy, Inc.	260,766	7,507,453
Devon Energy Corp.	201,639	11,729,341
Diamondback Energy, Inc.	54,590	6,890,896
EOG Resources, Inc.	187,986	21,949,245
EQT Corp.	95,956	3,814,251
Exxon Mobil Corp.	1,358,914	115,847,418
Halliburton Co.	289,098	10,297,671
Hess Corp.	88,310	9,102,112
Kinder Morgan, Inc.	624,592	11,336,345
Marathon Oil Corp.	250,364	6,239,071
Marathon Petroleum Corp.	186,109	16,239,871
New Fortress Energy, Inc.	13,143	509,685
Occidental Petroleum Corp.	285,318	15,718,169
ONEOK, Inc.	142,899	9,049,794
Ovintiv, Inc.	83,840	4,291,769
Phillips 66	149,812	12,997,689
Pioneer Natural Resources Co.	72,743	16,910,565
Schlumberger N.V.	450,976	17,592,574
Targa Resources Corp.	73,044	5,362,160
Texas Pacific Land Corp.	1,972	2,694,935
The Williams Cos., Inc.	389,151	13,343,988
Valero Energy Corp.	130,931	14,596,188
		498,745,136

Food & Staples Retailing 1.5%
Albertsons Cos., Inc., Class A	32,885	1,028,643
BJ's Wholesale Club Holdings, Inc. *	43,664	2,809,778
Casey's General Stores, Inc.	11,925	2,400,502
Costco Wholesale Corp.	142,313	75,670,668
Performance Food Group Co. *	49,387	2,432,310
Sysco Corp.	163,012	13,934,266
The Kroger Co.	214,793	11,590,230
U.S. Foods Holding Corp. *	70,940	2,668,763
Walgreens Boots Alliance, Inc.	230,494	9,772,946
Walmart, Inc.	453,991	69,456,083
		191,764,189

Food, Beverage & Tobacco 3.3%
Altria Group, Inc.	584,655	32,489,278
Archer-Daniels-Midland Co.	179,428	16,069,572
Beyond Meat, Inc. *(a)	19,109	704,740
Brown-Forman Corp., Class B	58,610	3,952,658
Bunge Ltd.	45,101	5,101,825
Campbell Soup Co.	65,595	3,097,396
Celsius Holdings, Inc. *	12,079	628,108
Conagra Brands, Inc.	154,788	5,406,745
Constellation Brands, Inc., Class A	52,714	12,972,388
Darling Ingredients, Inc. *	52,306	3,838,737
Freshpet, Inc. *	13,951	1,302,326
General Mills, Inc.	193,799	13,707,403

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hormel Foods Corp.	90,360	4,733,961
Ingredion, Inc.	21,689	1,845,951
Kellogg Co.	82,213	5,631,591
Keurig Dr Pepper, Inc.	235,959	8,824,867
Lamb Weston Holdings, Inc.	47,068	3,111,195
McCormick & Co., Inc. - Non Voting Shares	80,348	8,080,598
Molson Coors Beverage Co., Class B	60,438	3,272,113
Mondelez International, Inc., Class A	445,035	28,695,857
Monster Beverage Corp. *	120,296	10,306,961
PepsiCo, Inc.	443,966	76,233,402
Philip Morris International, Inc.	497,189	49,718,900
Pilgrim's Pride Corp. *	16,389	464,628
Post Holdings, Inc. *	17,839	1,327,043
The Boston Beer Co., Inc., Class A *	2,954	1,107,750
The Coca-Cola Co.	1,247,437	80,596,905
The Hershey Co.	46,542	10,507,787
The JM Smucker Co.	34,839	4,770,504
The Kraft Heinz Co.	227,916	9,716,059
Tyson Foods, Inc., Class A	93,554	8,715,491
		416,932,739

Health Care Equipment & Services 6.0%
Abbott Laboratories	567,419	64,402,056
ABIOMED, Inc. *	14,532	4,164,581
Acadia Healthcare Co., Inc. *	29,276	1,987,255
agilon health, Inc. *	14,930	265,306
Align Technology, Inc. *	23,484	6,808,246
Amedisys, Inc. *	10,594	1,352,324
AmerisourceBergen Corp.	48,374	7,318,502
AMN Healthcare Services, Inc. *	15,038	1,469,964
Anthem, Inc.	77,882	39,091,312
Baxter International, Inc.	160,388	11,397,171
Becton, Dickinson & Co.	91,327	22,575,121
Boston Scientific Corp. *	457,682	19,272,989
Cardinal Health, Inc.	88,786	5,154,027
Centene Corp. *	187,536	15,106,025
Cerner Corp.	94,672	8,865,086
Certara, Inc. *	32,683	599,733
Change Healthcare, Inc. *	81,767	1,926,431
Chemed Corp.	5,004	2,458,916
Cigna Corp.	103,642	25,576,773
CVS Health Corp.	420,914	40,462,463
DaVita, Inc. *	19,922	2,158,947
Dentsply Sirona, Inc.	70,749	2,829,252
DexCom, Inc. *	31,186	12,741,976
Edwards Lifesciences Corp. *	200,493	21,208,150
Embecta Corp. *	18,265	555,804
Encompass Health Corp.	32,284	2,222,108
Enovis Corp. *	14,413	934,971
Envista Holdings Corp. *	52,264	2,070,700
Globus Medical, Inc., Class A *	25,267	1,673,181
Guardant Health, Inc. *	32,211	1,987,419
HCA Healthcare, Inc.	76,921	16,503,401
HealthEquity, Inc. *	26,878	1,675,037
Henry Schein, Inc. *	44,425	3,602,867
Hologic, Inc. *	80,361	5,785,188
Humana, Inc.	41,294	18,357,661
IDEXX Laboratories, Inc. *	27,154	11,689,254
Inspire Medical Systems, Inc. *	8,818	1,814,392
Insulet Corp. *	22,144	5,292,195
Integra LifeSciences Holdings Corp. *	23,761	1,453,223
Intuitive Surgical, Inc. *	114,828	27,478,340
Invitae Corp. *	67,995	361,053
Laboratory Corp. of America Holdings *	29,884	7,180,528
LHC Group, Inc. *	10,032	1,663,807
SECURITY	NUMBER OF SHARES	VALUE ($)
Masimo Corp. *	16,534	1,867,846
McKesson Corp.	48,044	14,874,903
Medtronic plc	431,489	45,030,192
Molina Healthcare, Inc. *	18,701	5,861,828
Novocure Ltd. *	28,338	2,170,124
Oak Street Health, Inc. *	44,425	803,648
Omnicell, Inc. *	13,935	1,521,284
Penumbra, Inc. *	11,262	1,943,371
Quest Diagnostics, Inc.	38,174	5,109,208
Quidel Corp. *	12,046	1,212,069
R1 RCM, Inc. *	42,577	958,834
ResMed, Inc.	47,011	9,400,790
Shockwave Medical, Inc. *	11,177	1,689,180
STAAR Surgical Co. *	15,070	860,346
STERIS plc	32,098	7,191,557
Stryker Corp.	107,754	25,996,730
Tandem Diabetes Care, Inc. *	20,467	1,974,656
Teladoc Health, Inc. *	51,614	1,742,489
Teleflex, Inc.	15,068	4,303,722
Tenet Healthcare Corp. *	34,039	2,468,168
The Cooper Cos., Inc.	15,809	5,707,681
UnitedHealth Group, Inc.	302,214	153,690,930
Universal Health Services, Inc., Class B	23,419	2,869,530
Veeva Systems, Inc., Class A *	44,499	8,096,593
Zimmer Biomet Holdings, Inc.	66,941	8,083,126
Zimvie, Inc. *	6,639	149,377
		747,071,917

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	77,818	7,591,924
Colgate-Palmolive Co.	270,791	20,864,447
Coty, Inc., Class A *	113,945	924,094
Herbalife Nutrition Ltd. *	32,305	858,667
Kimberly-Clark Corp.	107,935	14,984,616
Reynolds Consumer Products, Inc.	17,599	520,754
The Clorox Co.	39,516	5,669,361
The Estee Lauder Cos., Inc., Class A	74,540	19,683,032
The Procter & Gamble Co.	768,930	123,451,711
		194,548,606

Insurance 2.2%
Aflac, Inc.	192,062	11,001,311
Alleghany Corp. *	4,438	3,712,387
American Financial Group, Inc.	21,468	2,972,889
American International Group, Inc.	266,857	15,613,803
American National Group, Inc.	4,093	771,981
Aon plc, Class A	68,943	19,854,895
Arch Capital Group Ltd. *	123,479	5,639,286
Arthur J. Gallagher & Co.	67,041	11,295,738
Assurant, Inc.	18,207	3,311,489
Brown & Brown, Inc.	75,184	4,659,904
Chubb Ltd.	138,253	28,542,332
Cincinnati Financial Corp.	48,016	5,889,643
CNA Financial Corp.	8,422	399,540
Erie Indemnity Co., Class A	7,915	1,268,616
Everest Re Group Ltd.	12,644	3,473,433
Fidelity National Financial, Inc.	90,713	3,612,192
First American Financial Corp.	35,382	2,063,124
Globe Life, Inc.	29,671	2,910,132
Lincoln National Corp.	53,485	3,217,123
Loews Corp.	63,226	3,973,122
Markel Corp. *	4,357	5,896,241
Marsh & McLennan Cos., Inc.	162,139	26,217,876
MetLife, Inc.	224,799	14,764,798
Old Republic International Corp.	92,111	2,027,363

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Primerica, Inc.	12,550	1,625,978
Principal Financial Group, Inc.	78,232	5,330,728
Prudential Financial, Inc.	121,149	13,145,878
Reinsurance Group of America, Inc.	21,300	2,285,916
RenaissanceRe Holdings Ltd.	14,223	2,041,285
The Allstate Corp.	89,892	11,374,934
The Hartford Financial Services Group, Inc.	107,540	7,520,272
The Progressive Corp.	187,281	20,106,488
The Travelers Cos., Inc.	77,275	13,218,661
Unum Group	66,203	2,020,516
W.R. Berkley Corp.	66,889	4,447,450
Willis Towers Watson plc	39,296	8,443,138
		274,650,462

Materials 3.0%
Air Products & Chemicals, Inc.	71,176	16,660,166
Albemarle Corp.	37,724	7,274,319
Alcoa Corp.	59,055	4,003,929
Amcor plc	484,334	5,744,201
AptarGroup, Inc.	20,939	2,404,425
Ashland Global Holdings, Inc.	17,023	1,786,904
Avery Dennison Corp.	26,736	4,828,522
Axalta Coating Systems Ltd. *	68,801	1,745,481
Ball Corp.	103,783	8,423,028
Berry Global Group, Inc. *	43,916	2,474,667
Celanese Corp.	34,740	5,104,696
CF Industries Holdings, Inc.	68,656	6,647,960
Cleveland-Cliffs, Inc. *	153,584	3,914,856
Corteva, Inc.	233,329	13,460,750
Crown Holdings, Inc.	40,231	4,427,019
Diversey Holdings Ltd. *	17,663	136,712
Dow, Inc.	235,605	15,667,732
DuPont de Nemours, Inc.	164,707	10,859,133
Eagle Materials, Inc.	12,869	1,587,005
Eastman Chemical Co.	41,519	4,262,756
Ecolab, Inc.	79,842	13,520,444
Element Solutions, Inc.	69,280	1,428,554
FMC Corp.	40,634	5,385,630
Freeport-McMoRan, Inc.	471,653	19,125,529
Graphic Packaging Holding Co.	90,185	1,966,033
Huntsman Corp.	67,350	2,281,145
International Flavors & Fragrances, Inc.	81,595	9,897,473
International Paper Co.	124,276	5,751,493
Linde plc	164,453	51,302,758
Louisiana-Pacific Corp.	27,958	1,803,850
LyondellBasell Industries N.V., Class A	84,058	8,912,670
Martin Marietta Materials, Inc.	20,089	7,115,926
MP Materials Corp. *	23,731	902,727
Newmont Corp.	256,122	18,658,488
Nucor Corp.	87,323	13,515,854
Olin Corp.	45,927	2,636,210
Packaging Corp. of America	30,516	4,918,264
PPG Industries, Inc.	76,003	9,727,624
Reliance Steel & Aluminum Co.	20,052	3,975,309
Royal Gold, Inc.	20,934	2,731,468
RPM International, Inc.	41,281	3,422,195
Sealed Air Corp.	47,599	3,056,332
Sonoco Products Co.	31,224	1,933,078
Steel Dynamics, Inc.	60,358	5,175,699
Sylvamo Corp. *	11,299	504,500
The Chemours Co.	52,531	1,737,200
The Mosaic Co.	118,832	7,417,493
The Scotts Miracle-Gro Co.	12,918	1,342,568
The Sherwin-Williams Co.	77,506	21,311,050
SECURITY	NUMBER OF SHARES	VALUE ($)
United States Steel Corp.	83,849	2,556,556
Valvoline, Inc.	57,461	1,737,046
Vulcan Materials Co.	42,700	7,356,783
Westlake Corp.	10,943	1,384,837
WestRock Co.	84,157	4,168,296
		370,075,343

Media & Entertainment 7.1%
Activision Blizzard, Inc.	250,183	18,913,835
Alphabet, Inc., Class A *	96,520	220,276,979
Alphabet, Inc., Class C *	89,126	204,930,086
Altice USA, Inc., Class A *	73,704	683,973
AMC Entertainment Holdings, Inc., Class A *	163,168	2,496,470
Bumble, Inc., Class A *	22,502	539,823
Cable One, Inc.	1,570	1,830,934
Charter Communications, Inc., Class A *	38,213	16,373,888
Comcast Corp., Class A	1,452,152	57,737,563
DISH Network Corp., Class A *	79,868	2,277,037
Electronic Arts, Inc.	90,046	10,629,930
Endeavor Group Holdings, Inc., Class A *	6,502	147,920
Fox Corp., Class A	101,495	3,637,581
Fox Corp., Class B	46,486	1,545,195
IAC/InterActiveCorp. *	27,156	2,250,689
Liberty Broadband Corp., Class C *	45,440	5,081,101
Liberty Media Corp. - Liberty Formula One, Class C *	65,233	4,065,973
Liberty Media Corp. - Liberty SiriusXM, Class C *	50,579	2,118,249
Live Nation Entertainment, Inc. *	43,598	4,572,558
Match Group, Inc. *	90,877	7,192,915
Meta Platforms, Inc., Class A *	740,993	148,546,867
Netflix, Inc. *	142,507	27,127,633
News Corp., Class A	124,961	2,481,725
Nexstar Media Group, Inc., Class A	13,230	2,095,897
Omnicom Group, Inc.	67,200	5,115,936
Paramount Global, Class B	194,451	5,662,413
Pinterest, Inc., Class A *	183,024	3,755,652
Playtika Holding Corp. *	32,468	570,787
ROBLOX Corp., Class A *	13,133	402,526
Roku, Inc. *	37,518	3,485,422
Sirius XM Holdings, Inc. (a)	294,747	1,768,482
Snap, Inc., Class A *	347,509	9,890,106
Take-Two Interactive Software, Inc. *	37,129	4,437,287
The Interpublic Group of Cos., Inc.	125,758	4,102,226
The New York Times Co., Class A	53,007	2,031,228
The Walt Disney Co. *	584,387	65,235,121
Twitter, Inc. *	256,978	12,597,062
Vimeo, Inc. *	49,561	505,027
Warner Bros Discovery, Inc. *	707,315	12,837,767
Ziff Davis, Inc. *	15,297	1,351,643
ZoomInfo Technologies, Inc. *	97,681	4,630,079
Zynga, Inc., Class A *	343,231	2,838,520
		888,772,105

Pharmaceuticals, Biotechnology & Life Sciences 7.9%
10X Genomics, Inc., Class A *	29,323	1,400,466
AbbVie, Inc.	567,269	83,320,471
Adaptive Biotechnologies Corp. *	34,467	284,353
Agilent Technologies, Inc.	96,374	11,494,527
Alnylam Pharmaceuticals, Inc. *	38,533	5,141,458
Amgen, Inc.	180,733	42,145,128
Apellis Pharmaceuticals, Inc. *	28,566	1,243,478

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Arrowhead Pharmaceuticals, Inc. *	33,545	1,379,035
Avantor, Inc. *	196,017	6,249,022
Azenta, Inc.	24,331	1,823,852
Beam Therapeutics, Inc. *	14,944	560,848
Biogen, Inc. *	47,083	9,766,897
Biohaven Pharmaceutical Holding Co., Ltd. *	19,710	1,757,541
BioMarin Pharmaceutical, Inc. *	59,306	4,824,543
Bio-Rad Laboratories, Inc., Class A *	6,927	3,547,040
Bio-Techne Corp.	12,688	4,817,507
Blueprint Medicines Corp. *	18,476	1,078,075
Bridgebio Pharma, Inc. *	34,725	278,494
Bristol-Myers Squibb Co.	699,369	52,641,505
Bruker Corp.	33,105	1,903,206
Catalent, Inc. *	57,579	5,214,354
Charles River Laboratories International, Inc. *	16,254	3,925,503
Danaher Corp.	204,122	51,261,158
Denali Therapeutics, Inc. *	29,377	699,173
Elanco Animal Health, Inc. *	151,847	3,843,248
Eli Lilly & Co.	254,804	74,435,892
Exact Sciences Corp. *	56,004	3,083,020
Exelixis, Inc. *	100,412	2,243,204
Fate Therapeutics, Inc. *	25,409	725,681
Gilead Sciences, Inc.	402,626	23,891,827
Halozyme Therapeutics, Inc. *	45,186	1,802,921
Horizon Therapeutics plc *	73,097	7,204,440
Illumina, Inc. *	50,244	14,904,883
Incyte Corp. *	60,724	4,551,871
Intellia Therapeutics, Inc. *	22,337	1,095,183
Ionis Pharmaceuticals, Inc. *	44,590	1,639,128
IQVIA Holdings, Inc. *	61,207	13,342,514
Jazz Pharmaceuticals plc *	19,730	3,161,141
Johnson & Johnson	844,771	152,447,375
Maravai LifeSciences Holdings, Inc., Class A *	34,665	1,065,255
Medpace Holdings, Inc. *	9,166	1,224,303
Merck & Co., Inc.	810,545	71,887,236
Mettler-Toledo International, Inc. *	7,388	9,438,392
Mirati Therapeutics, Inc. *	15,611	964,604
Moderna, Inc. *	113,386	15,240,212
Natera, Inc. *	28,883	1,014,371
NeoGenomics, Inc. *	39,039	368,919
Neurocrine Biosciences, Inc. *	30,228	2,721,427
Novavax, Inc. *	24,102	1,086,277
Organon & Co.	80,826	2,613,105
Pacific Biosciences of California, Inc. *	70,644	447,883
PerkinElmer, Inc.	40,544	5,944,156
Perrigo Co., plc	42,834	1,469,206
Pfizer, Inc.	1,801,098	88,379,879
Regeneron Pharmaceuticals, Inc. *	34,248	22,573,199
Repligen Corp. *	16,619	2,613,172
Royalty Pharma plc, Class A	114,390	4,870,726
Sarepta Therapeutics, Inc. *	28,167	2,037,037
Seagen, Inc. *	43,159	5,654,261
Sotera Health Co. *	31,432	640,584
Syneos Health, Inc. *	33,620	2,457,286
Thermo Fisher Scientific, Inc.	126,406	69,892,405
Twist Bioscience Corp. *	17,897	516,149
Ultragenyx Pharmaceutical, Inc. *	21,559	1,524,006
United Therapeutics Corp. *	14,531	2,580,124
Vertex Pharmaceuticals, Inc. *	81,701	22,322,347
Viatris, Inc.	387,366	4,001,491
Vir Biotechnology, Inc. *	23,248	473,097
Waters Corp. *	19,497	5,907,981
West Pharmaceutical Services, Inc.	23,816	7,503,469
SECURITY	NUMBER OF SHARES	VALUE ($)
Zoetis, Inc.	151,853	26,915,944
		991,478,465

Real Estate 3.4%
Alexandria Real Estate Equities, Inc.	46,752	8,516,344
American Campus Communities, Inc.	44,609	2,884,864
American Homes 4 Rent, Class A	95,006	3,763,188
American Tower Corp.	146,145	35,223,868
Americold Realty Trust	85,341	2,251,296
Apartment Income REIT Corp.	49,961	2,456,582
AvalonBay Communities, Inc.	44,923	10,219,084
Boston Properties, Inc.	45,530	5,354,328
Brixmor Property Group, Inc.	95,917	2,434,373
Camden Property Trust	32,871	5,157,131
CBRE Group, Inc., Class A *	107,590	8,934,274
Compass, Inc., Class A *	8,684	47,154
Cousins Properties, Inc.	47,237	1,695,808
Crown Castle International Corp.	138,722	25,692,702
CubeSmart	70,527	3,350,738
Digital Realty Trust, Inc.	90,940	13,288,153
Douglas Emmett, Inc.	55,778	1,643,220
Duke Realty Corp.	122,063	6,682,949
EastGroup Properties, Inc.	13,044	2,445,750
Equinix, Inc.	28,912	20,790,041
Equity LifeStyle Properties, Inc.	55,566	4,294,141
Equity Residential	109,820	8,950,330
Essex Property Trust, Inc.	20,871	6,872,194
eXp World Holdings, Inc.	20,945	280,454
Extra Space Storage, Inc.	42,869	8,145,110
Federal Realty Investment Trust	22,481	2,631,626
First Industrial Realty Trust, Inc.	41,572	2,411,176
Gaming & Leisure Properties, Inc.	75,609	3,355,527
Healthcare Trust of America, Inc., Class A	70,887	2,159,218
Healthpeak Properties, Inc.	173,159	5,681,347
Host Hotels & Resorts, Inc.	227,907	4,637,907
Innovative Industrial Properties, Inc.	8,730	1,262,271
Invitation Homes, Inc.	191,688	7,633,016
Iron Mountain, Inc.	93,082	5,001,296
Jones Lang LaSalle, Inc. *	16,108	3,523,303
Kilroy Realty Corp.	34,076	2,385,320
Kimco Realty Corp.	199,043	5,041,759
Lamar Advertising Co., Class A	27,843	3,074,146
Life Storage, Inc.	26,588	3,522,644
Medical Properties Trust, Inc.	190,697	3,506,918
Mid-America Apartment Communities, Inc.	37,040	7,285,027
National Retail Properties, Inc.	56,375	2,471,480
Omega Healthcare Investors, Inc.	77,647	1,978,446
Opendoor Technologies, Inc. *	121,101	846,496
Orion Office REIT, Inc.	17,516	235,065
Prologis, Inc.	237,408	38,054,128
Public Storage	48,988	18,199,042
Rayonier, Inc.	46,559	2,011,349
Realty Income Corp.	181,161	12,565,327
Redfin Corp. *	33,626	374,930
Regency Centers Corp.	49,575	3,412,247
Rexford Industrial Realty, Inc.	51,717	4,035,995
SBA Communications Corp.	34,825	12,088,106
Simon Property Group, Inc.	105,276	12,422,568
Spirit Realty Capital, Inc.	41,452	1,801,089
STAG Industrial, Inc.	55,889	2,085,777
STORE Capital Corp.	78,202	2,223,283
Sun Communities, Inc.	37,199	6,531,028
UDR, Inc.	96,095	5,113,215
Ventas, Inc.	128,308	7,127,509
VICI Properties, Inc.	270,499	8,063,575

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vornado Realty Trust	51,659	1,999,720
Welltower, Inc.	139,484	12,666,542
Weyerhaeuser Co.	240,028	9,893,954
WP Carey, Inc.	61,234	4,945,870
Zillow Group, Inc., Class A *	11,796	455,915
Zillow Group, Inc., Class C *	53,602	2,134,432
		428,223,665

Retailing 5.8%
Advance Auto Parts, Inc.	20,098	4,012,164
Amazon.com, Inc. *	140,432	349,061,992
AutoNation, Inc. *	12,771	1,480,287
AutoZone, Inc. *	6,618	12,941,301
Bath & Body Works, Inc.	82,575	4,367,392
Best Buy Co., Inc.	69,572	6,256,610
Burlington Stores, Inc. *	21,522	4,381,018
CarMax, Inc. *	51,817	4,444,862
Carvana Co. *	31,891	1,848,402
Chewy, Inc., Class A *	29,079	845,036
Dick's Sporting Goods, Inc.	20,151	1,942,959
Dollar General Corp.	74,261	17,639,215
Dollar Tree, Inc. *	72,195	11,728,078
DoorDash, Inc., Class A *	51,631	4,204,312
eBay, Inc.	200,550	10,412,556
Etsy, Inc. *	40,667	3,789,758
Five Below, Inc. *	17,983	2,825,129
Floor & Decor Holdings, Inc., Class A *	33,575	2,676,599
Foot Locker, Inc.	28,744	842,487
GameStop Corp., Class A *(a)	19,778	2,473,634
Genuine Parts Co.	45,539	5,922,347
Kohl's Corp.	44,861	2,596,555
Lithia Motors, Inc.	9,806	2,776,373
LKQ Corp.	85,930	4,264,706
Lowe’s Cos., Inc.	216,079	42,725,301
Macy's, Inc.	96,005	2,320,441
O'Reilly Automotive, Inc. *	21,664	13,140,299
Penske Automotive Group, Inc.	10,012	1,049,458
Pool Corp.	12,888	5,222,475
RH *	5,495	1,846,979
Ross Stores, Inc.	113,661	11,339,958
Target Corp.	153,688	35,140,761
The Gap, Inc.	70,197	871,847
The Home Depot, Inc.	335,037	100,645,115
The TJX Cos., Inc.	382,520	23,440,826
Tractor Supply Co.	36,661	7,385,358
Ulta Beauty, Inc. *	17,345	6,882,496
Victoria's Secret & Co. *	23,770	1,120,042
Wayfair, Inc., Class A *	24,922	1,917,499
Williams-Sonoma, Inc.	23,481	3,063,801
		721,846,428

Semiconductors & Semiconductor Equipment 5.2%
Advanced Micro Devices, Inc. *	524,611	44,864,733
Allegro MicroSystems, Inc. *	17,422	423,529
Amkor Technology, Inc.	31,733	596,898
Analog Devices, Inc.	168,561	26,022,447
Applied Materials, Inc.	285,001	31,449,860
Broadcom, Inc.	132,475	73,442,815
Enphase Energy, Inc. *	43,135	6,961,989
Entegris, Inc.	43,333	4,826,863
First Solar, Inc. *	31,416	2,294,310
Intel Corp.	1,306,534	56,951,817
KLA Corp.	48,375	15,444,203
Lam Research Corp.	44,782	20,857,664
Lattice Semiconductor Corp. *	44,448	2,135,282
Marvell Technology, Inc.	270,808	15,728,529
SECURITY	NUMBER OF SHARES	VALUE ($)
Microchip Technology, Inc.	178,748	11,654,370
Micron Technology, Inc.	359,283	24,499,508
MKS Instruments, Inc.	17,685	2,015,736
Monolithic Power Systems, Inc.	13,854	5,434,093
NVIDIA Corp.	802,264	148,795,904
NXP Semiconductors N.V.	85,189	14,558,800
ON Semiconductor Corp. *	137,976	7,189,929
Power Integrations, Inc.	19,121	1,529,680
Qorvo, Inc. *	34,785	3,957,837
QUALCOMM, Inc.	361,645	50,518,190
Silicon Laboratories, Inc. *	12,235	1,650,624
Skyworks Solutions, Inc.	52,563	5,955,388
SolarEdge Technologies, Inc. *	16,942	4,242,446
Synaptics, Inc. *	12,818	1,902,704
Teradyne, Inc.	52,539	5,540,763
Texas Instruments, Inc.	296,316	50,447,799
Universal Display Corp.	13,786	1,760,886
Wolfspeed, Inc. *	39,729	3,643,547
		647,299,143

Software & Services 14.0%
Accenture plc, Class A	202,766	60,902,796
Adobe, Inc. *	151,400	59,946,830
Affirm Holdings, Inc. *	52,148	1,496,648
Akamai Technologies, Inc. *	52,246	5,866,181
Amdocs Ltd.	39,665	3,160,904
Anaplan, Inc. *	47,335	3,076,302
ANSYS, Inc. *	28,031	7,727,866
AppLovin Corp., Class A *	11,483	438,076
Asana, Inc., Class A *	25,900	694,120
Aspen Technology, Inc. *	21,295	3,376,109
Autodesk, Inc. *	70,460	13,336,669
Automatic Data Processing, Inc.	134,883	29,428,773
Avalara, Inc. *	27,834	2,117,332
Bentley Systems, Inc., Class B	58,355	2,473,668
Bill.com Holdings, Inc. *	29,616	5,055,747
Black Knight, Inc. *	49,700	3,269,763
Blackline, Inc. *	16,864	1,130,731
Block, Inc. *	160,874	16,013,398
Broadridge Financial Solutions, Inc.	37,683	5,431,251
C3.ai, Inc., Class A *	22,237	377,807
Cadence Design Systems, Inc. *	88,746	13,387,334
Ceridian HCM Holding, Inc. *	43,532	2,443,451
Citrix Systems, Inc.	40,323	4,036,332
Cloudflare, Inc., Class A *	89,149	7,679,295
Cognizant Technology Solutions Corp., Class A	168,416	13,624,854
Concentrix Corp.	13,803	2,173,696
Consensus Cloud Solutions, Inc. *	5,099	268,819
Coupa Software, Inc. *	24,400	2,105,720
Crowdstrike Holdings, Inc., Class A *	66,847	13,286,510
Datadog, Inc., Class A *	82,410	9,953,480
Digital Turbine, Inc. *	27,802	879,933
DigitalOcean Holdings, Inc. *	5,458	215,209
DocuSign, Inc. *	63,353	5,131,593
Dolby Laboratories, Inc., Class A	20,661	1,600,608
DoubleVerify Holdings, Inc. *	7,043	153,185
Dropbox, Inc., Class A *	91,212	1,983,861
Duck Creek Technologies, Inc. *	23,835	379,692
DXC Technology Co. *	78,411	2,250,396
Dynatrace, Inc. *	63,902	2,451,281
Elastic N.V. *	23,600	1,796,904
EPAM Systems, Inc. *	18,084	4,792,079
Euronet Worldwide, Inc. *	17,044	2,073,403
Everbridge, Inc. *	12,102	521,596
Fair Isaac Corp. *	8,445	3,154,292
Fastly, Inc., Class A *	33,729	536,291

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fidelity National Information Services, Inc.	195,635	19,397,210
Fiserv, Inc. *	190,888	18,691,753
Five9, Inc. *	21,618	2,380,142
FleetCor Technologies, Inc. *	26,200	6,537,424
Fortinet, Inc. *	43,488	12,568,467
Gartner, Inc. *	26,473	7,691,730
Genpact Ltd.	54,713	2,203,292
Global Payments, Inc.	91,379	12,517,095
GoDaddy, Inc., Class A *	53,707	4,340,063
Guidewire Software, Inc. *	26,397	2,294,955
HubSpot, Inc. *	14,424	5,472,898
International Business Machines Corp.	287,617	38,025,844
Intuit, Inc.	90,903	38,065,631
Jack Henry & Associates, Inc.	23,323	4,421,574
Kyndryl Holdings, Inc. *	56,975	677,433
Manhattan Associates, Inc. *	20,137	2,628,885
Mastercard, Inc., Class A	276,887	100,615,198
Maximus, Inc.	19,808	1,443,607
Microsoft Corp.	2,405,789	667,654,563
MicroStrategy, Inc., Class A *	2,999	1,062,156
MongoDB, Inc. *	21,518	7,637,384
nCino, Inc. *	17,889	670,659
NCR Corp. *	42,402	1,485,342
NortonLifeLock, Inc.	186,953	4,681,303
Nutanix, Inc., Class A *	67,726	1,695,182
Okta, Inc. *	47,892	5,713,995
Oracle Corp.	505,614	37,112,068
Palantir Technologies, Inc., Class A *	516,339	5,369,926
Palo Alto Networks, Inc. *	31,667	17,774,054
Paychex, Inc.	103,223	13,081,451
Paycom Software, Inc. *	15,483	4,358,000
Paylocity Holding Corp. *	12,825	2,432,005
PayPal Holdings, Inc. *	373,866	32,874,037
Pegasystems, Inc.	13,534	1,036,569
PTC, Inc. *	33,736	3,852,989
Rapid7, Inc. *	18,263	1,744,482
RingCentral, Inc., Class A *	26,318	2,233,082
Roper Technologies, Inc.	33,917	15,938,277
Salesforce, Inc. *	316,168	55,626,598
ServiceNow, Inc. *	64,220	30,703,582
Smartsheet, Inc., Class A *	41,057	1,984,285
Snowflake, Inc., Class A *	75,692	12,976,636
Splunk, Inc. *	50,942	6,215,943
Sprout Social, Inc., Class A *	14,327	877,959
SS&C Technologies Holdings, Inc.	71,329	4,612,133
Synopsys, Inc. *	49,324	14,145,630
Teradata Corp. *	34,670	1,433,604
The Trade Desk, Inc., Class A *	139,823	8,238,371
The Western Union Co.	125,811	2,108,592
Twilio, Inc., Class A *	54,130	6,052,817
Tyler Technologies, Inc. *	13,220	5,218,066
UiPath, Inc., Class A *	85,550	1,525,356
Unity Software, Inc. *	52,663	3,497,350
Varonis Systems, Inc. *	34,107	1,473,422
VeriSign, Inc. *	30,884	5,518,662
Visa, Inc., Class A	532,147	113,416,490
VMware, Inc., Class A	64,663	6,986,191
WEX, Inc. *	14,404	2,394,521
Workday, Inc., Class A *	62,008	12,817,054
Workiva, Inc. *	14,392	1,388,972
Zendesk, Inc. *	39,266	4,792,023
Zoom Video Communications, Inc., Class A *	70,062	6,976,073
SECURITY	NUMBER OF SHARES	VALUE ($)
Zscaler, Inc. *	25,650	5,200,281
		1,746,762,121

Technology Hardware & Equipment 8.1%
Amphenol Corp., Class A	192,590	13,770,185
Apple Inc.	4,974,952	784,301,183
Arista Networks, Inc. *	72,049	8,326,703
Arrow Electronics, Inc. *	21,632	2,549,548
CDW Corp.	43,682	7,128,029
Ciena Corp. *	50,237	2,771,575
Cisco Systems, Inc.	1,353,112	66,275,426
Cognex Corp.	57,095	3,861,335
Coherent, Inc. *	8,042	2,154,452
Corning, Inc.	239,768	8,437,436
Dell Technologies, Inc., Class C	93,436	4,392,426
F5, Inc. *	19,414	3,250,098
Hewlett Packard Enterprise Co.	413,213	6,367,612
HP, Inc.	347,502	12,728,998
II-VI, Inc. *	33,796	2,068,653
IPG Photonics Corp. *	11,535	1,089,827
Jabil, Inc.	46,348	2,675,670
Juniper Networks, Inc.	104,781	3,302,697
Keysight Technologies, Inc. *	58,797	8,247,455
Littelfuse, Inc.	7,876	1,805,573
Lumentum Holdings, Inc. *	23,145	1,879,605
Motorola Solutions, Inc.	54,093	11,559,133
National Instruments Corp.	41,806	1,510,869
NetApp, Inc.	71,125	5,209,906
Novanta, Inc. *	11,214	1,443,242
Pure Storage, Inc., Class A *	86,979	2,548,485
Seagate Technology Holdings plc	64,695	5,307,578
TD SYNNEX Corp.	13,180	1,319,186
TE Connectivity Ltd.	104,409	13,028,155
Teledyne Technologies, Inc. *	14,951	6,452,104
Trimble, Inc. *	80,914	5,396,964
Ubiquiti, Inc.	1,986	560,549
Vontier Corp.	54,184	1,388,194
Western Digital Corp. *	100,648	5,341,389
Zebra Technologies Corp., Class A *	17,067	6,308,987
		1,014,759,227

Telecommunication Services 1.1%
AT&T, Inc.	2,292,386	43,234,400
Frontier Communications Parent, Inc. *	65,961	1,740,711
Iridium Communications, Inc. *	41,910	1,496,606
Liberty Global plc, Class C *	105,416	2,498,359
Lumen Technologies, Inc.	293,907	2,956,704
T-Mobile US, Inc. *	188,486	23,210,166
Verizon Communications, Inc.	1,347,593	62,393,556
		137,530,502

Transportation 1.9%
Alaska Air Group, Inc. *	40,258	2,189,633
AMERCO	3,110	1,665,343
American Airlines Group, Inc. *	209,917	3,940,142
Avis Budget Group, Inc. *	12,804	3,427,247
C.H. Robinson Worldwide, Inc.	41,643	4,420,404
CSX Corp.	712,380	24,463,129
Delta Air Lines, Inc. *	206,131	8,869,817
Expeditors International of Washington, Inc.	54,509	5,400,207
FedEx Corp.	78,237	15,548,821
GXO Logistics, Inc. *	31,339	1,854,955
JB Hunt Transport Services, Inc.	26,828	4,583,564

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Knight-Swift Transportation Holdings, Inc.	52,718	2,524,665
Landstar System, Inc.	11,981	1,855,857
Lyft, Inc., Class A *	96,393	3,142,412
Norfolk Southern Corp.	77,021	19,862,175
Old Dominion Freight Line, Inc.	29,851	8,361,862
Saia, Inc. *	8,339	1,717,500
Southwest Airlines Co. *	190,512	8,900,721
TuSimple Holdings, Inc., Class A *	10,592	109,839
Uber Technologies, Inc. *	536,495	16,888,863
Union Pacific Corp.	204,395	47,887,705
United Airlines Holdings, Inc. *	103,248	5,214,024
United Parcel Service, Inc., Class B	234,041	42,122,699
XPO Logistics, Inc. *	31,338	1,685,671
		236,637,255

Utilities 2.7%
Alliant Energy Corp.	80,085	4,709,799
Ameren Corp.	82,959	7,706,891
American Electric Power Co., Inc.	161,843	16,040,260
American Water Works Co., Inc.	58,149	8,959,598
Atmos Energy Corp.	43,611	4,945,487
Avangrid, Inc.	22,070	978,805
CenterPoint Energy, Inc.	200,719	6,144,009
CMS Energy Corp.	93,045	6,391,261
Consolidated Edison, Inc.	113,837	10,557,243
Constellation Energy Corp.	105,282	6,233,747
Dominion Energy, Inc.	260,067	21,231,870
DTE Energy Co.	62,099	8,137,453
Duke Energy Corp.	246,808	27,188,369
Edison International	121,774	8,376,833
Entergy Corp.	64,362	7,649,424
Essential Utilities, Inc.	74,452	3,332,472
Evergy, Inc.	73,729	5,002,513
Eversource Energy	110,044	9,617,846
Exelon Corp.	315,032	14,737,197
FirstEnergy Corp.	182,855	7,919,450
IDACORP, Inc.	16,060	1,689,191
NextEra Energy, Inc.	629,567	44,711,848
NiSource, Inc.	125,076	3,642,213
NRG Energy, Inc.	77,748	2,791,153
OGE Energy Corp.	64,535	2,496,214
PG&E Corp. *	484,471	6,128,558
Pinnacle West Capital Corp.	36,199	2,577,369
PPL Corp.	240,601	6,811,414
Public Service Enterprise Group, Inc.	162,742	11,336,608
Sempra Energy	102,659	16,565,056
SECURITY	NUMBER OF SHARES	VALUE ($)
The AES Corp.	213,424	4,358,118
The Southern Co.	340,076	24,958,178
UGI Corp.	68,081	2,335,178
Vistra Corp.	155,157	3,882,028
WEC Energy Group, Inc.	100,929	10,097,946
Xcel Energy, Inc.	173,281	12,694,566
		342,936,165
Total Common Stocks (Cost $3,154,416,226)		12,483,330,622

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (c)	26,917,473	26,917,473
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (c)(d)	7,709,245	7,709,245
		34,626,718
Total Short-Term Investments (Cost $34,626,718)		34,626,718
Total Investments in Securities (Cost $3,189,042,944)		12,517,957,340

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/17/22	159	32,813,625	(2,176,829)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $7,211,114.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$39,021,425	$496,924	($56,556)	($926)	($7,549,703)	$31,911,164	481,097	$181,105

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$12,483,330,622	$—	$—	$12,483,330,622
Short-Term Investments[1]	34,626,718	—	—	34,626,718
Liabilities
Futures Contracts[2]	(2,176,829)	—	—	(2,176,829)
Total	$12,515,780,511	$—	$—	$12,515,780,511

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $4,280,622)		$31,911,164
Investments in securities, at value - unaffiliated (cost $3,184,762,322) including securities on loan of $7,211,114		12,486,046,176
Deposit with broker for futures contracts		2,844,000
Receivables:
Fund shares sold		10,423,601
Dividends		9,446,665
Income from securities on loan	+	25,127
Total assets		12,540,696,733
Liabilities
Collateral held for securities on loan		7,709,245
Payables:
Fund shares redeemed		11,320,626
Investments bought		2,015,574
Variation margin on futures contracts		1,362,030
Investment adviser fees	+	569,652
Total liabilities		22,977,127
Net assets		$12,517,719,606
Net Assets by Source
Capital received from investors		$3,044,327,916
Total distributable earnings	+	9,473,391,690
Net assets		$12,517,719,606

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$12,517,719,606		140,280,675		$89.23

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$181,105
Dividends received from securities - unaffiliated (net of foreign withholding tax of $20,499)		94,365,554
Securities on loan, net	+	64,105
Total investment income		94,610,764
Expenses
Investment adviser fees		3,441,176
Total expenses	–	3,441,176
Net investment income		91,169,588
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(926)
Net realized gains on sales of securities - unaffiliated		14,480,371
Net realized gains on sales of in-kind redemptions - unaffiliated		64,339,741
Net realized gains on futures contracts	+	548,576
Net realized gains		79,367,762
Net change in unrealized appreciation (depreciation) on securities - affiliated		(7,549,703)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(1,792,869,374)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(4,269,470)
Net change in unrealized appreciation (depreciation)	+	(1,804,688,547)
Net realized and unrealized losses		(1,725,320,785)
Decrease in net assets resulting from operations		($1,634,151,197)

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$91,169,588	$171,096,348
Net realized gains		79,367,762	158,449,688
Net change in unrealized appreciation (depreciation)	+	(1,804,688,547)	3,932,270,152
Increase (decrease) in net assets resulting from operations		($1,634,151,197)	$4,261,816,188
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($249,966,849)	($306,286,999)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,728,710	$657,353,938	15,568,422	$1,394,601,301
Shares reinvested		1,982,815	202,881,568	3,026,807	250,256,414
Shares redeemed	+	(6,930,538)	(680,612,710)	(12,663,564)	(1,152,112,463)
Net transactions in fund shares		1,780,987	$179,622,796	5,931,665	$492,745,252
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		138,499,688	$14,222,214,856	132,568,023	$9,773,940,415
Total increase (decrease)	+	1,780,987	(1,704,495,250)	5,931,665	4,448,274,441
End of period		140,280,675	$12,517,719,606	138,499,688	$14,222,214,856

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$39.97	$27.18	$28.84	$30.48	$31.45	$25.60
Income (loss) from investment operations:
Net investment income (loss)[1]	0.24	0.37	0.35	0.40	0.43	0.38
Net realized and unrealized gains (losses)	(7.09)	13.29	(0.23)	0.54	0.20	6.62
Total from investment operations	(6.85)	13.66	0.12	0.94	0.63	7.00
Less distributions:
Distributions from net investment income	(0.42)	(0.38)	(0.42)	(0.40)	(0.39)	(0.39)
Distributions from net realized gains	(2.77)	(0.49)	(1.36)	(2.18)	(1.21)	(0.76)
Total distributions	(3.19)	(0.87)	(1.78)	(2.58)	(1.60)	(1.15)
Net asset value at end of period	$29.93	$39.97	$27.18	$28.84	$30.48	$31.45
Total return	(18.36%) [2]	50.82%	0.00%	4.95%	1.93%	27.84%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3]	0.04%	0.04%	0.04% [4]	0.05%	0.10% [5]
Net operating expenses	N/A	N/A	N/A	N/A	N/A [6]	0.09% [5]
Net investment income (loss)	1.39% [3]	0.98%	1.31%	1.43%	1.33%	1.31%
Portfolio turnover rate	4% [2]	19% [7]	21%	14%	17%	11%
Net assets, end of period (x 1,000,000)	$5,538	$6,587	$3,988	$4,187	$3,874	$3,531

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 10/31/19 is a blended ratio.
[5]	Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
[6]	Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
[7]	Portfolio turnover rate excludes in-kind transactions.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.4%
Adient plc *	213,456	7,287,388
American Axle & Manufacturing Holdings, Inc. *	254,136	1,682,380
Arcimoto, Inc. *(a)	63,036	211,801
Canoo, Inc. *(a)	238,471	1,144,661
Cooper-Standard Holdings, Inc. *	38,562	177,771
Dana, Inc.	328,253	4,861,427
Dorman Products, Inc. *	59,389	5,862,882
Fisker, Inc. *(a)	367,949	3,701,567
Fox Factory Holding Corp. *	95,173	7,792,765
Gentherm, Inc. *	74,859	5,046,994
LCI Industries	55,735	5,424,130
Lordstown Motors Corp., Class A *(a)	345,998	754,276
Modine Manufacturing Co. *	111,763	882,928
Motorcar Parts of America, Inc. *	42,632	648,433
Patrick Industries, Inc.	51,220	3,188,445
Standard Motor Products, Inc.	47,325	2,019,831
Stoneridge, Inc. *	58,822	1,159,381
Tenneco, Inc., Class A *	152,673	2,621,395
The Goodyear Tire & Rubber Co. *	622,295	8,288,969
Visteon Corp. *	62,518	6,546,260
Winnebago Industries, Inc.	72,849	3,874,110
Workhorse Group, Inc. *(a)	349,686	1,052,555
XL Fleet Corp. *	267,569	374,596
XPEL, Inc. *	40,432	1,749,493
		76,354,438

Banks 10.3%
1st Source Corp.	37,681	1,630,457
Allegiance Bancshares, Inc.	42,657	1,742,965
Amalgamated Financial Corp.	30,828	542,265
Amerant Bancorp, Inc.	58,888	1,565,832
American National Bankshares, Inc.	23,553	818,231
Ameris Bancorp	149,865	6,249,371
Arrow Financial Corp.	31,023	971,020
Associated Banc-Corp.	334,753	6,678,322
Atlantic Union Bankshares Corp.	170,008	5,742,870
Axos Financial, Inc. *	128,461	4,866,103
Banc of California, Inc.	124,120	2,239,125
BancFirst Corp.	38,672	3,161,436
Bank First Corp.	14,908	1,053,996
Bank of Marin Bancorp	34,852	1,089,474
BankUnited, Inc.	192,760	7,236,210
Banner Corp.	76,821	4,125,288
Bar Harbor Bankshares	33,455	873,510
Berkshire Hills Bancorp, Inc.	110,311	2,729,094
Blue Foundry Bancorp *	62,640	790,517
Blue Ridge Bankshares, Inc.	38,720	564,150
Bridgewater Bancshares, Inc. *	47,447	760,101
Brookline Bancorp, Inc.	172,219	2,490,287
Business First Bancshares, Inc.	42,913	950,952
Byline Bancorp, Inc.	56,242	1,319,437
Cadence Bank	407,098	10,193,734
SECURITY	NUMBER OF SHARES	VALUE ($)
Cambridge Bancorp	15,535	1,269,365
Camden National Corp.	32,765	1,466,234
Capital Bancorp, Inc.	17,572	395,546
Capital City Bank Group, Inc.	30,136	771,783
Capitol Federal Financial, Inc.	292,562	2,817,372
Capstar Financial Holdings, Inc.	45,983	926,557
Carter Bankshares, Inc. *	57,749	944,774
Cathay General Bancorp	163,717	6,563,415
CBTX, Inc.	41,448	1,182,097
Central Pacific Financial Corp.	61,245	1,480,904
Citizens & Northern Corp.	34,056	797,251
City Holding Co.	33,650	2,603,837
Civista Bancshares, Inc.	33,017	687,414
CNB Financial Corp.	36,274	901,409
Coastal Financial Corp. *	23,036	945,397
Columbia Banking System, Inc.	176,412	4,953,649
Columbia Financial, Inc. *	88,211	1,671,598
Community Bank System, Inc.	120,521	7,761,552
Community Trust Bancorp, Inc.	35,061	1,395,778
ConnectOne Bancorp, Inc.	83,682	2,331,381
CrossFirst Bankshares, Inc. *	104,765	1,342,040
Customers Bancorp, Inc. *	68,767	2,893,028
CVB Financial Corp.	308,503	7,101,739
Dime Community Bancshares, Inc.	76,056	2,391,201
Eagle Bancorp, Inc.	71,157	3,582,755
Eastern Bankshares, Inc.	386,673	7,408,655
Enact Holdings, Inc.	33,443	788,586
Enterprise Bancorp, Inc.	20,592	699,098
Enterprise Financial Services Corp.	78,056	3,447,734
Equity Bancshares, Inc., Class A	30,293	924,845
Essent Group Ltd.	243,888	9,884,781
Farmers National Banc Corp.	69,897	1,070,822
FB Financial Corp.	75,062	2,892,139
Federal Agricultural Mortgage Corp., Class C	20,660	2,116,204
Fidelity D&D Bancorp, Inc.	9,058	336,686
Finance Of America Cos., Inc., Class A *	40,128	90,689
Financial Institutions, Inc.	35,171	979,161
First BanCorp	447,826	6,094,912
First BanCorp (North Carolina)	77,461	2,901,689
First Bank	35,288	503,207
First Busey Corp.	112,806	2,534,751
First Commonwealth Financial Corp.	212,242	2,861,022
First Community Bankshares, Inc.	37,121	988,532
First Financial Bancorp	208,716	4,268,242
First Financial Bankshares, Inc.	292,381	11,689,392
First Financial Corp.	25,460	1,085,105
First Foundation, Inc.	112,284	2,494,950
First Internet Bancorp	21,081	811,408
First Interstate BancSystem, Inc., Class A	197,299	6,416,163
First Merchants Corp.	128,907	5,051,865
First Mid Bancshares, Inc.	37,305	1,344,472
Five Star Bancorp	27,993	698,425
Flagstar Bancorp, Inc.	117,349	4,142,420
Flushing Financial Corp.	65,576	1,409,884
FS Bancorp, Inc.	16,137	474,266
Fulton Financial Corp.	357,492	5,423,154

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
German American Bancorp, Inc.	55,773	1,957,632
Glacier Bancorp, Inc.	248,194	11,357,357
Great Southern Bancorp, Inc.	22,867	1,297,474
Guaranty Bancshares, Inc.	18,026	620,094
Hancock Whitney Corp.	194,752	9,108,551
Hanmi Financial Corp.	68,610	1,588,322
HarborOne Bancorp, Inc.	107,047	1,433,359
HBT Financial, Inc.	22,402	384,866
Heartland Financial USA, Inc.	90,724	3,970,989
Heritage Commerce Corp.	131,736	1,479,395
Heritage Financial Corp.	77,619	1,879,932
Hilltop Holdings, Inc.	139,311	3,551,037
Home Bancorp, Inc.	16,853	645,976
Home BancShares, Inc.	343,411	7,424,546
Home Point Capital, Inc.	15,618	42,481
HomeStreet, Inc.	44,233	1,795,417
HomeTrust Bancshares, Inc.	33,882	915,830
Hope Bancorp, Inc.	260,396	3,723,663
Horizon Bancorp, Inc.	97,231	1,699,598
Independent Bank Corp.	103,150	7,959,054
Independent Bank Corp., Michigan	45,375	895,703
Independent Bank Group, Inc.	83,783	5,680,487
International Bancshares Corp.	121,104	4,818,728
Kearny Financial Corp.	148,082	1,756,253
Lakeland Bancorp, Inc.	138,650	2,083,910
Lakeland Financial Corp.	54,902	3,997,964
Live Oak Bancshares, Inc.	71,836	3,040,818
Luther Burbank Corp.	34,252	454,524
Macatawa Bank Corp.	59,809	523,329
Mercantile Bank Corp.	34,696	1,089,454
Merchants Bancorp	33,383	785,168
Meta Financial Group, Inc.	66,241	2,891,420
Metrocity Bankshares, Inc.	42,486	865,865
Metropolitan Bank Holding Corp. *	22,747	2,025,620
Mid Penn Bancorp, Inc.	31,909	824,209
Midland States Bancorp, Inc.	48,326	1,273,873
MidWestOne Financial Group, Inc.	31,814	950,602
Mr Cooper Group, Inc. *	139,377	6,267,784
MVB Financial Corp.	22,865	915,972
National Bank Holdings Corp., Class A	64,830	2,366,943
NBT Bancorp, Inc.	95,091	3,347,203
Nicolet Bankshares, Inc. *	27,268	2,219,070
NMI Holdings, Inc., Class A *	189,099	3,475,640
Northfield Bancorp, Inc.	99,377	1,300,845
Northrim BanCorp, Inc.	13,086	524,356
Northwest Bancshares, Inc.	275,713	3,496,041
OceanFirst Financial Corp.	131,390	2,460,935
Ocwen Financial Corp. *	18,327	381,202
OFG Bancorp	110,667	2,941,529
Old National Bancorp	662,549	10,044,243
Old Second Bancorp, Inc.	62,748	864,040
Origin Bancorp, Inc.	50,541	1,904,385
Orrstown Financial Services, Inc.	24,676	581,860
Pacific Premier Bancorp, Inc.	211,056	6,618,716
Park National Corp.	32,415	3,820,108
PCSB Financial Corp.	27,893	511,000
Peapack-Gladstone Financial Corp.	39,976	1,238,856
PennyMac Financial Services, Inc.	67,757	3,290,280
Peoples Bancorp, Inc.	56,750	1,556,085
Peoples Financial Services Corp.	15,877	788,134
Pioneer Bancorp, Inc. *	26,459	275,174
Preferred Bank	30,714	2,061,524
Premier Financial Corp.	81,036	2,150,695
Primis Financial Corp.	54,322	741,495
Provident Bancorp, Inc.	33,786	537,873
Provident Financial Services, Inc.	168,947	3,738,797
QCR Holdings, Inc.	37,372	2,028,926
Radian Group, Inc.	405,572	8,675,185
SECURITY	NUMBER OF SHARES	VALUE ($)
RBB Bancorp	31,260	668,651
Red River Bancshares, Inc.	10,150	550,638
Renasant Corp.	123,158	3,668,877
Republic Bancorp, Inc., Class A	21,101	879,490
Republic First Bancorp, Inc. *	101,872	426,844
S&T Bancorp, Inc.	88,054	2,488,406
Sandy Spring Bancorp, Inc.	99,756	3,917,418
Seacoast Banking Corp. of Florida	123,461	4,012,483
ServisFirst Bancshares, Inc.	112,395	9,027,566
Sierra Bancorp	31,544	686,082
Silvergate Capital Corp., Class A *	63,087	7,378,656
Simmons First National Corp., Class A	279,876	6,680,640
SmartFinancial, Inc.	31,140	763,553
South Plains Financial, Inc.	23,870	576,461
Southern First Bancshares, Inc. *	16,661	761,408
Southern Missouri Bancorp, Inc.	17,111	722,084
Southside Bancshares, Inc.	69,904	2,739,538
SouthState Corp.	173,235	13,415,318
Stock Yards Bancorp, Inc.	54,337	2,840,738
Summit Financial Group, Inc.	24,821	676,372
Texas Capital Bancshares, Inc. *	114,228	5,866,750
The Bancorp, Inc. *	117,981	2,676,989
The Bank of N.T. Butterfield & Son Ltd.	112,968	3,618,365
The First BanCorp, Inc.	23,479	660,934
The First Bancshares, Inc.	45,586	1,467,413
The First of Long Island Corp.	49,822	836,013
The Hingham Institution For Savings	3,278	1,059,023
Third Coast Bancshares, Inc. *	9,049	205,141
Tompkins Financial Corp.	31,836	2,324,028
Towne Bank	151,114	4,166,213
TriCo Bancshares	62,431	2,344,284
TriState Capital Holdings, Inc. *	65,746	1,986,187
Triumph Bancorp, Inc. *	53,604	3,722,262
TrustCo Bank Corp.	42,558	1,325,682
Trustmark Corp.	138,147	3,851,538
UMB Financial Corp.	98,571	8,889,133
United Bankshares, Inc.	297,000	9,878,220
United Community Banks, Inc.	235,678	7,103,335
Univest Financial Corp.	65,116	1,640,923
Valley National Bancorp	901,683	10,802,162
Velocity Financial, Inc. *	19,759	211,421
Veritex Holdings, Inc.	107,104	3,518,366
Walker & Dunlop, Inc.	65,851	7,886,316
Washington Federal, Inc.	146,279	4,451,270
Washington Trust Bancorp, Inc.	38,719	1,817,470
Waterstone Financial, Inc.	48,923	785,703
WesBanco, Inc.	136,081	4,387,251
West Bancorp, Inc.	36,141	903,525
Westamerica Bancorp	58,716	3,459,547
WSFS Financial Corp.	146,091	5,853,866
		569,895,031

Capital Goods 9.9%
AAON, Inc.	94,414	4,601,738
AAR Corp. *	76,621	3,599,655
Advent Technologies Holdings, Inc. *	71,517	139,458
Aerojet Rocketdyne Holdings, Inc. *	168,659	6,742,987
AeroVironment, Inc. *	50,602	4,064,353
AerSale Corp. *	35,331	511,593
AgEagle Aerial Systems, Inc. *(a)	153,022	123,351
Alamo Group, Inc.	22,417	2,834,406
Albany International Corp., Class A	69,207	5,413,372
Allied Motion Technologies, Inc.	26,951	655,987
Alta Equipment Group, Inc. *	43,172	485,685
Altra Industrial Motion Corp.	145,848	5,688,072
Ameresco, Inc., Class A *	69,543	3,507,749
American Superconductor Corp. *	60,793	324,027

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
American Woodmark Corp. *	37,299	1,747,458
API Group Corp. *	454,281	8,431,455
Apogee Enterprises, Inc.	55,068	2,422,992
Applied Industrial Technologies, Inc.	86,438	9,049,194
Arcosa, Inc.	109,068	5,838,410
Argan, Inc.	33,678	1,238,677
Array Technologies, Inc. *	288,606	1,884,597
Astec Industries, Inc.	51,364	2,008,332
Astronics Corp. *	56,415	546,661
Atkore, Inc. *	101,018	9,707,830
AZZ, Inc.	55,079	2,513,806
Babcock & Wilcox Enterprises, Inc. *	125,068	939,261
Barnes Group, Inc.	106,555	3,578,117
Beacon Roofing Supply, Inc. *	125,683	7,494,477
Beam Global *	19,683	303,906
Blink Charging Co. *	82,478	1,575,330
Bloom Energy Corp., Class A *	320,366	5,945,993
Blue Bird Corp. *	38,683	620,089
BlueLinx Holdings, Inc. *	20,784	1,385,669
Boise Cascade Co.	88,761	6,708,556
Byrna Technologies, Inc. *	42,313	250,493
Cadre Holdings, Inc.	14,608	370,751
Caesarstone Ltd.	51,480	506,048
Chart Industries, Inc. *	82,238	13,883,419
CIRCOR International, Inc. *	41,299	811,525
Columbus McKinnon Corp.	62,827	2,227,217
Comfort Systems USA, Inc.	80,169	6,767,867
Commercial Vehicle Group, Inc. *	71,794	515,481
Concrete Pumping Holdings, Inc. *	56,380	314,600
Construction Partners, Inc., Class A *	90,411	2,333,508
Cornerstone Building Brands, Inc. *	123,499	3,012,141
CSW Industrials, Inc.	33,797	3,565,921
Custom Truck One Source, Inc. *	130,648	858,357
Desktop Metal, Inc., Class A *	422,561	1,483,189
Douglas Dynamics, Inc.	50,861	1,574,657
Ducommun, Inc. *	24,371	1,244,627
DXP Enterprises, Inc. *	39,196	926,201
Dycom Industries, Inc. *	66,370	5,635,477
EMCOR Group, Inc.	119,946	12,771,850
Encore Wire Corp.	44,459	5,015,420
Energy Recovery, Inc. *	94,120	1,743,102
Enerpac Tool Group Corp.	136,202	2,734,936
EnerSys	93,446	6,116,975
EnPro Industries, Inc.	46,467	4,331,189
Eos Energy Enterprises, Inc. *(a)	101,295	214,745
ESCO Technologies, Inc.	57,571	3,595,309
EVI Industries, Inc. *	10,386	148,416
Evoqua Water Technologies Corp. *	260,585	10,863,789
Federal Signal Corp.	135,596	4,614,332
Fluor Corp. *	320,036	7,920,891
Franklin Electric Co., Inc.	104,346	7,297,959
FTC Solar, Inc. *	91,343	255,760
FuelCell Energy, Inc. *	832,768	3,397,693
GATX Corp.	79,484	8,217,851
Gibraltar Industries, Inc. *	73,880	2,795,619
Global Industrial Co.	28,807	888,984
GMS, Inc. *	96,298	4,617,489
GrafTech International Ltd.	451,416	4,098,857
Granite Construction, Inc.	103,567	3,070,762
Great Lakes Dredge & Dock Corp. *	145,632	2,011,178
Griffon Corp.	116,836	2,186,002
H&E Equipment Services, Inc.	72,646	2,577,480
Helios Technologies, Inc.	72,759	4,887,950
Herc Holdings, Inc.	56,192	7,182,461
Hillenbrand, Inc.	164,303	6,706,848
Hydrofarm Holdings Group, Inc. *	89,652	856,177
Hyliion Holdings Corp. *	265,816	853,269
Hyster-Yale Materials Handling, Inc.	22,438	689,295
SECURITY	NUMBER OF SHARES	VALUE ($)
Ideanomics, Inc. *	1,086,249	781,230
IES Holdings, Inc. *	19,627	575,071
Infrastructure and Energy Alternatives, Inc. *	61,110	571,379
INNOVATE Corp. *	105,875	320,801
Insteel Industries, Inc.	41,807	1,773,453
JELD-WEN Holding, Inc. *	205,999	4,282,719
John Bean Technologies Corp.	70,663	8,330,461
Kadant, Inc.	25,934	4,797,790
Kaman Corp.	62,363	2,432,781
Karat Packaging, Inc. *	10,785	197,905
Kennametal, Inc.	188,211	4,842,669
Kratos Defense & Security Solutions, Inc. *	276,086	4,188,225
Lawson Products, Inc. *	11,254	427,539
Lindsay Corp.	24,545	3,317,257
Luxfer Holdings plc	61,804	997,517
Masonite International Corp. *	53,627	4,157,165
Matrix Service Co. *	58,984	401,091
Maxar Technologies, Inc.	163,219	5,257,284
Mayville Engineering Co., Inc. *	20,749	171,802
McGrath RentCorp	54,354	4,536,385
Meritor, Inc. *	152,639	5,481,267
Miller Industries, Inc.	25,192	675,398
Moog, Inc., Class A	65,074	5,197,460
MRC Global, Inc. *	181,295	2,173,727
Mueller Industries, Inc.	126,482	6,849,000
Mueller Water Products, Inc., Class A	350,725	4,219,222
MYR Group, Inc. *	37,197	2,941,911
National Presto Industries, Inc.	11,427	812,803
Nikola Corp. *(a)	514,638	3,695,101
NN, Inc. *	98,909	299,694
Northwest Pipe Co. *	21,872	584,201
NOW, Inc. *	247,533	2,698,110
NV5 Global, Inc. *	29,695	3,557,461
Omega Flex, Inc.	6,982	775,002
Park Aerospace Corp.	43,198	505,417
Park-Ohio Holdings Corp.	18,855	180,819
Parsons Corp. *	59,425	2,194,565
PGT Innovations, Inc. *	130,284	2,315,147
Powell Industries, Inc.	20,817	401,768
Preformed Line Products Co.	6,579	391,451
Primoris Services Corp.	120,955	2,803,737
Proto Labs, Inc. *	62,704	2,671,817
Quanex Building Products Corp.	75,090	1,443,230
RBC Bearings, Inc. *	62,959	10,599,148
Resideo Technologies, Inc. *	325,754	7,326,207
REV Group, Inc.	78,430	934,886
Romeo Power, Inc. *	218,774	240,651
Rush Enterprises, Inc., Class A	95,201	4,843,827
Rush Enterprises, Inc., Class B	14,372	696,323
Simpson Manufacturing Co., Inc.	98,090	10,168,990
SPX Corp. *	98,731	4,136,829
Standex International Corp.	26,833	2,523,375
Stem, Inc. *	258,061	1,850,297
Sterling Construction Co., Inc. *	62,430	1,429,023
Tennant Co.	41,611	2,687,238
Terex Corp.	153,940	5,233,960
Textainer Group Holdings Ltd.	106,058	3,557,185
The Gorman-Rupp Co.	51,450	1,639,197
The Greenbrier Cos., Inc.	71,834	3,068,030
The Manitowoc Co., Inc. *	76,602	1,014,211
The Shyft Group, Inc.	77,636	1,977,389
Thermon Group Holdings, Inc. *	73,635	1,104,525
Titan International, Inc. *	114,815	1,591,336
Titan Machinery, Inc. *	43,790	1,032,568
TPI Composites, Inc. *	82,223	940,631
Transcat, Inc. *	15,995	1,167,635

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Trinity Industries, Inc.	173,835	4,822,183
Triton International Ltd.	150,240	9,178,162
Triumph Group, Inc. *	143,530	3,235,166
Tutor Perini Corp. *	93,327	865,141
UFP Industries, Inc.	135,570	10,489,051
Vectrus, Inc. *	26,069	941,091
Veritiv Corp. *	32,302	4,539,723
Vicor Corp. *	47,632	2,882,689
View, Inc. *	219,153	337,496
Wabash National Corp.	110,210	1,577,105
Watts Water Technologies, Inc., Class A	61,933	7,893,980
Welbilt, Inc. *	294,211	6,949,264
WESCO International, Inc. *	100,257	12,357,678
Willis Lease Finance Corp. *	6,674	207,561
WillScot Mobile Mini Holdings Corp. *	469,469	16,478,362
Zurn Water Solutions Corp.	273,195	8,529,148
		547,853,403

Commercial & Professional Services 3.8%
ABM Industries, Inc.	151,795	7,327,145
Acacia Research Corp. *	109,200	512,148
ACCO Brands Corp.	209,320	1,534,316
Aris Water Solution, Inc., Class A	43,887	743,446
ASGN, Inc. *	114,585	12,999,668
Atlas Technical Consultants, Inc. *	33,219	401,950
Barrett Business Services, Inc.	16,733	1,204,274
Brady Corp., Class A	106,237	4,754,106
BrightView Holdings, Inc. *	107,205	1,357,215
Casella Waste Systems, Inc., Class A *	110,766	9,109,396
CBIZ, Inc. *	110,412	4,625,159
CECO Environmental Corp. *	68,968	327,598
Cimpress plc *	39,410	1,990,599
CompX International, Inc.	3,395	72,076
CoreCivic, Inc. *	270,153	3,358,002
CRA International, Inc.	16,286	1,341,478
Deluxe Corp.	96,087	2,602,036
Ennis, Inc.	58,318	1,005,985
Exponent, Inc.	116,922	11,202,297
First Advantage Corp. *	124,259	2,157,136
Forrester Research, Inc. *	25,450	1,417,310
Franklin Covey Co. *	28,336	1,135,424
Harsco Corp. *	177,456	1,813,600
Healthcare Services Group, Inc.	169,886	2,903,352
Heidrick & Struggles International, Inc.	43,631	1,394,447
Heritage-Crystal Clean, Inc. *	35,029	956,292
HireQuest, Inc.	11,857	197,063
HireRight Holdings Corp. *	50,592	874,736
HNI Corp.	98,037	3,494,039
Huron Consulting Group, Inc. *	49,011	2,537,790
ICF International, Inc.	41,619	4,112,373
Insperity, Inc.	81,792	8,674,042
Interface, Inc.	130,986	1,662,212
KAR Auction Services, Inc. *	272,078	3,988,663
KBR, Inc.	318,377	15,673,700
Kelly Services, Inc., Class A	79,388	1,531,394
Kforce, Inc.	45,670	3,199,183
Kimball International, Inc., Class B	81,565	626,419
Korn Ferry	121,274	7,451,075
ManTech International Corp., Class A	61,711	4,957,862
Matthews International Corp., Class A	69,500	2,071,795
MillerKnoll, Inc.	167,361	5,310,365
Mistras Group, Inc. *	44,154	251,236
Montrose Environmental Group, Inc. *	58,764	2,666,123
NL Industries, Inc.	18,784	129,234
Pitney Bowes, Inc.	393,709	2,074,846
Resources Connection, Inc.	70,645	1,214,388
SP Plus Corp. *	51,811	1,476,613
SECURITY	NUMBER OF SHARES	VALUE ($)
Steelcase, Inc., Class A	193,000	2,263,890
Sterling Check Corp. *	37,372	970,925
Team, Inc. *	55,916	80,519
Tetra Tech, Inc.	121,423	16,911,795
The Brink's Co.	108,284	6,383,342
The GEO Group, Inc. *	264,693	1,728,445
TriNet Group, Inc. *	91,238	8,092,811
TrueBlue, Inc. *	79,039	2,021,027
U.S. Ecology, Inc. *	70,969	3,405,802
UniFirst Corp.	33,928	5,845,794
Upwork, Inc. *	265,660	5,570,890
Viad Corp. *	45,802	1,500,015
VSE Corp.	23,981	1,038,617
Willdan Group, Inc. *	24,720	664,474
		208,899,952

Consumer Durables & Apparel 2.8%
Acushnet Holdings Corp.	77,259	3,147,532
American Outdoor Brands, Inc. *	32,147	405,052
AMMO, Inc. *(a)	197,834	801,228
Aterian, Inc. *(a)	58,545	300,336
Bassett Furniture Industries, Inc.	21,157	350,360
Beazer Homes USA, Inc. *	65,490	987,589
Callaway Golf Co. *	260,300	5,710,982
Cavco Industries, Inc. *	20,803	4,914,709
Century Communities, Inc.	67,593	3,563,503
Clarus Corp.	60,202	1,345,515
Crocs, Inc. *	131,176	8,714,022
Escalade, Inc.	22,769	299,412
Ethan Allen Interiors, Inc.	50,791	1,205,778
Flexsteel Industries, Inc.	14,089	305,590
Fossil Group, Inc. *	106,840	1,055,579
Genius Brands International, Inc. *	646,073	458,712
G-III Apparel Group Ltd. *	99,594	2,637,249
GoPro, Inc., Class A *	290,120	2,587,870
Green Brick Partners, Inc. *	69,518	1,369,505
Hamilton Beach Brands Holding Co., Class A	15,910	148,918
Helen of Troy Ltd. *	54,281	11,643,817
Hooker Furnishings Corp.	25,888	436,472
Hovnanian Enterprises, Inc., Class A *	11,523	530,288
Installed Building Products, Inc.	53,448	4,300,961
iRobot Corp. *	60,466	3,062,603
Johnson Outdoors, Inc., Class A	11,689	893,975
KB Home	178,896	5,801,597
Kontoor Brands, Inc.	116,833	4,641,775
Landsea Homes Corp. *	24,769	206,326
Latham Group, Inc. *	96,912	1,162,944
La-Z-Boy, Inc.	99,324	2,610,235
Legacy Housing Corp. *	17,890	313,433
LGI Homes, Inc. *	48,538	4,548,496
Lifetime Brands, Inc.	27,880	351,846
M.D.C. Holdings, Inc.	129,140	4,766,557
M/I Homes, Inc. *	64,113	2,838,924
Malibu Boats, Inc., Class A *	46,789	2,353,019
Marine Products Corp.	18,875	221,592
MasterCraft Boat Holdings, Inc. *	41,577	1,000,758
Meritage Homes Corp. *	83,248	6,872,122
Movado Group, Inc.	35,193	1,265,892
Nautilus, Inc. *	70,087	210,962
Oxford Industries, Inc.	36,223	3,245,581
PLBY Group, Inc. *	66,596	588,709
Purple Innovation, Inc. *	129,162	532,147
Rocky Brands, Inc.	15,573	599,716
Skyline Champion Corp. *	118,142	6,029,968
Smith & Wesson Brands, Inc.	108,056	1,483,609
Snap One Holdings Corp. *	39,709	474,523

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Solo Brands, Inc., Class A *(a)	33,397	199,380
Sonos, Inc. *	288,884	6,592,333
Steven Madden Ltd.	181,659	7,458,919
Sturm, Ruger & Co., Inc.	38,548	2,627,046
Superior Group of Cos., Inc.	26,458	420,682
Taylor Morrison Home Corp. *	269,462	7,057,210
The Lovesac Co. *	28,828	1,263,820
Traeger, Inc. *(a)	70,468	422,103
Tri Pointe Homes, Inc. *	248,528	5,137,074
Tupperware Brands Corp. *	110,430	1,941,359
Unifi, Inc. *	31,862	467,416
Universal Electronics, Inc. *	28,837	850,691
Vera Bradley, Inc. *	57,904	356,110
Vista Outdoor, Inc. *	126,680	4,462,936
VOXX International Corp. *	34,078	257,970
Vuzix Corp. *(a)	131,911	681,980
Weber, Inc., Class A	47,230	414,679
Wolverine World Wide, Inc.	182,992	3,626,901
		157,536,897

Consumer Services 3.0%
2U, Inc. *	162,662	1,623,367
Accel Entertainment, Inc. *	126,099	1,491,751
Adtalem Global Education, Inc. *	111,587	3,270,615
American Public Education, Inc. *	43,043	836,756
Bally's Corp. *	73,842	2,203,445
Biglari Holdings, Inc., Class B *	1,880	256,413
BJ's Restaurants, Inc. *	50,461	1,402,311
Bloomin' Brands, Inc.	199,477	4,386,499
Bluegreen Vacations Holding Corp.	32,008	841,810
Brinker International, Inc. *	99,735	3,623,373
Carriage Services, Inc.	34,409	1,475,802
Carrols Restaurant Group, Inc.	78,833	126,133
Century Casinos, Inc. *	61,677	645,758
Chuy's Holdings, Inc. *	44,666	1,117,097
Coursera, Inc. *	164,500	3,094,245
Cracker Barrel Old Country Store, Inc.	53,321	5,918,098
Dave & Buster's Entertainment, Inc. *	98,645	4,488,347
Denny's Corp. *	139,475	1,788,069
Dine Brands Global, Inc.	36,815	2,639,267
Drive Shack, Inc. *	188,302	231,611
El Pollo Loco Holdings, Inc. *	42,654	454,265
Esports Technologies, Inc. *	29,850	108,953
European Wax Center, Inc., Class A	29,753	816,720
Everi Holdings, Inc. *	192,459	3,341,088
F45 Training Holdings, Inc. *	70,749	621,884
Fiesta Restaurant Group, Inc. *	38,818	263,962
First Watch Restaurant Group, Inc. *	25,235	328,055
Full House Resorts, Inc. *	72,710	658,026
GAN Ltd. *	89,006	331,992
Golden Entertainment, Inc. *	38,814	1,861,519
Golden Nugget Online Gaming, Inc. *	88,779	444,783
Graham Holdings Co., Class B	8,615	5,103,268
Hall of Fame Resort & Entertainment Co. *	132,590	109,705
Hilton Grand Vacations, Inc. *	192,741	9,026,061
International Game Technology plc	224,941	4,910,462
Jack in the Box, Inc.	47,639	3,942,604
Krispy Kreme, Inc.	192,260	2,553,213
Kura Sushi USA, Inc., Class A *	10,048	504,209
Laureate Education, Inc.	224,026	2,538,215
Life Time Group Holdings, Inc. *	87,811	1,255,697
Lindblad Expeditions Holdings, Inc. *	68,873	1,054,446
Monarch Casino & Resort, Inc. *	29,629	2,078,474
Nathan's Famous, Inc.	6,312	298,999
NEOGAMES S.A. *	23,700	309,759
Noodles & Co. *	89,740	499,852
SECURITY	NUMBER OF SHARES	VALUE ($)
OneSpaWorld Holdings Ltd. *	120,741	1,212,240
Papa John's International, Inc.	74,485	6,781,859
Perdoceo Education Corp. *	158,284	1,769,615
PlayAGS, Inc. *	62,545	412,797
Portillo's, Inc., Class A *(a)	52,125	1,085,764
PowerSchool Holdings, Inc., Class A *	96,497	1,460,965
RCI Hospitality Holdings, Inc.	19,918	1,234,119
Red Robin Gourmet Burgers, Inc. *	34,487	454,884
Red Rock Resorts, Inc., Class A	120,687	5,305,401
Regis Corp. *	92,446	124,802
Rush Street Interactive, Inc. *	118,597	753,091
Ruth's Hospitality Group, Inc.	74,007	1,551,927
Scientific Games Corp., Class A *	216,577	12,141,307
SeaWorld Entertainment, Inc. *	113,368	7,645,538
Shake Shack, Inc., Class A *	84,381	4,879,753
StoneMor, Inc. *	74,460	176,470
Strategic Education, Inc.	54,912	3,547,315
Stride, Inc. *	93,411	3,671,052
Sweetgreen, Inc., Class A *	27,495	742,365
Target Hospitality Corp. *	56,112	351,261
Texas Roadhouse, Inc.	157,645	12,978,913
The Cheesecake Factory, Inc. *	103,784	3,830,667
The ONE Group Hospitality, Inc. *	46,979	437,374
Udemy, Inc. *	31,706	345,912
Vivint Smart Home, Inc. *	204,753	1,072,906
Wingstop, Inc.	67,214	6,167,557
WW International, Inc. *	118,682	1,161,897
Xponential Fitness, Inc., Class A *	27,449	568,743
		166,743,472

Diversified Financials 3.7%
AFC Gamma, Inc.	33,292	533,005
Alerus Financial Corp.	34,016	869,109
A-Mark Precious Metals, Inc.	20,121	1,585,535
Angel Oak Mortgage, Inc.	21,364	345,242
Apollo Commercial Real Estate Finance, Inc.	316,190	3,806,928
Arbor Realty Trust, Inc.	324,424	5,547,650
Ares Commercial Real Estate Corp.	99,315	1,496,677
ARMOUR Residential REIT, Inc. (a)	199,166	1,461,878
Artisan Partners Asset Management, Inc., Class A	131,772	4,235,152
Assetmark Financial Holdings, Inc. *	41,330	794,776
Associated Capital Group, Inc., Class A	3,954	156,578
Atlanticus Holdings Corp. *	11,111	478,217
B. Riley Financial, Inc.	45,654	2,061,735
Banco Latinoamericano de Comercio Exterior, S.A., Class E	69,168	1,002,244
BGC Partners, Inc., Class A	713,733	2,590,851
Blackstone Mortgage Trust, Inc., Class A	354,085	10,636,713
Blucora, Inc. *	109,466	2,216,687
Brightsphere Investment Group, Inc.	72,831	1,459,533
BrightSpire Capital, Inc.	189,180	1,608,030
Broadmark Realty Capital, Inc.	289,936	2,264,400
Cannae Holdings, Inc. *	190,937	4,276,989
Chicago Atlantic Real Estate Finance, Inc.	13,317	236,909
Chimera Investment Corp.	530,749	5,318,105
Cohen & Steers, Inc.	55,973	4,348,542
Cowen, Inc., Class A	59,073	1,349,818
Curo Group Holdings Corp.	47,526	557,955
Diamond Hill Investment Group, Inc.	6,789	1,143,064
Donnelley Financial Solutions, Inc. *	66,269	1,939,694
Dynex Capital, Inc.	81,468	1,322,226
Ellington Financial, Inc.	120,886	1,957,144
Encore Capital Group, Inc. *	55,628	3,215,855
Enova International, Inc. *	81,797	3,059,208

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
EZCORP, Inc., Class A *	112,313	786,191
Federated Hermes, Inc.	209,571	5,968,582
FirstCash Holdings, Inc.	89,499	7,140,230
Focus Financial Partners, Inc., Class A *	146,451	5,777,492
Franklin BSP Realty Trust, Inc.	81,289	1,077,892
GAMCO Investors, Inc., Class A	11,811	235,866
GCM Grosvenor, Inc., Class A	100,138	826,139
Granite Point Mortgage Trust, Inc.	120,853	1,175,900
Great Ajax Corp.	49,159	457,670
Green Dot Corp., Class A *	120,525	3,191,502
Greenhill & Co., Inc.	31,528	381,804
Hamilton Lane, Inc., Class A	78,630	5,392,445
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	172,469	6,897,035
Houlihan Lokey, Inc.	115,011	9,579,266
Invesco Mortgage Capital, Inc.	704,739	1,226,246
KKR Real Estate Finance Trust, Inc.	79,996	1,519,924
Ladder Capital Corp. REIT	256,163	2,917,697
LendingClub Corp. *	225,788	3,443,267
LendingTree, Inc. *	26,268	2,086,205
MFA Financial, Inc.	249,673	3,557,840
Moelis & Co., Class A	137,805	6,099,249
Navient Corp.	340,851	5,416,122
Nelnet, Inc., Class A	38,222	3,136,880
New York Mortgage Trust, Inc.	856,653	2,758,423
Open Lending Corp., Class A *	234,837	3,203,177
Oportun Financial Corp. *	46,859	543,096
Oppenheimer Holdings, Inc., Class A	20,724	667,727
Orchid Island Capital, Inc. (a)	308,028	856,318
PennyMac Mortgage Investment Trust	220,909	3,388,744
Piper Sandler Cos.	39,387	4,528,717
PJT Partners, Inc., Class A	53,381	3,522,612
PRA Group, Inc. *	97,403	4,093,848
PROG Holdings, Inc. *	127,314	3,370,002
Pzena Investment Management, Inc., Class A	36,164	227,472
Ready Capital Corp.	150,995	2,199,997
Redwood Trust, Inc.	257,266	2,495,480
Regional Management Corp.	16,833	724,661
Sculptor Capital Management, Inc.	49,172	514,339
StepStone Group, Inc., Class A	102,965	2,637,963
StoneX Group, Inc. *	38,600	2,616,308
TPG RE Finance Trust, Inc.	134,583	1,419,851
Two Harbors Investment Corp.	774,322	3,724,489
Value Line, Inc.	2,118	138,665
Virtus Investment Partners, Inc.	16,435	2,911,625
WisdomTree Investments, Inc.	304,426	1,774,804
World Acceptance Corp. *	9,524	1,797,274
		202,283,485

Energy 7.1%
Aemetis, Inc. *	61,107	557,907
Alto Ingredients, Inc. *	160,751	927,533
Antero Resources Corp. *	644,314	22,679,853
Arch Resources, Inc.	34,034	5,662,577
Archrock, Inc.	302,798	2,637,371
Berry Corp.	152,456	1,672,442
Brigham Minerals, Inc., Class A	98,393	2,438,178
Bristow Group, Inc. *	53,019	1,581,026
Cactus, Inc., Class A	124,601	6,221,328
California Resources Corp.	182,617	7,343,030
Callon Petroleum Co. *	108,275	5,551,259
Centennial Resource Development, Inc., Class A *	415,094	3,212,828
Centrus Energy Corp., Class A *	21,883	607,472
ChampionX Corp.	456,559	9,633,395
Chesapeake Energy Corp.	236,371	19,387,149
SECURITY	NUMBER OF SHARES	VALUE ($)
Civitas Resources, Inc.	97,988	5,744,057
Clean Energy Fuels Corp. *	350,449	2,053,631
CNX Resources Corp. *	452,760	9,304,218
Comstock Resources, Inc. *	206,185	3,511,331
CONSOL Energy, Inc. *	77,179	3,669,861
Crescent Energy, Inc., Class A (a)	65,590	1,030,419
CVR Energy, Inc.	66,544	1,668,258
Delek US Holdings, Inc. *	148,116	3,584,407
Denbury, Inc. *	113,569	7,266,145
DHT Holdings, Inc.	315,750	1,774,515
DMC Global, Inc. *	42,702	853,613
Dorian LPG Ltd.	70,038	1,030,959
Dril-Quip, Inc. *	79,511	2,296,278
Earthstone Energy, Inc., Class A *	68,791	927,991
Energy Fuels, Inc. *(a)	348,721	2,618,895
Equitrans Midstream Corp.	921,601	7,243,784
Expro Group Holdings N.V. *	104,265	1,593,169
Falcon Minerals Corp.	89,476	608,437
Frontline Ltd. *	277,371	2,310,500
Gevo, Inc. *(a)	445,422	1,652,516
Golar LNG Ltd. *	227,667	5,081,527
Green Plains, Inc. *	107,594	3,020,164
Helix Energy Solutions Group, Inc. *	322,772	1,326,593
Helmerich & Payne, Inc.	231,902	10,674,449
HighPeak Energy, Inc.	11,965	326,764
International Seaways, Inc.	103,530	2,187,589
Kinetik Holdings, Inc.	7,376	524,802
Kosmos Energy Ltd. *	1,010,385	6,830,203
Laredo Petroleum, Inc. *	28,236	2,010,686
Liberty Energy, Inc. *	208,817	3,370,306
Magnolia Oil & Gas Corp., Class A	324,495	7,541,264
Matador Resources Co.	249,307	12,171,168
Murphy Oil Corp.	329,935	12,563,925
Nabors Industries Ltd. *	15,922	2,461,860
National Energy Services Reunited Corp. *	85,428	571,513
Newpark Resources, Inc. *	201,131	701,947
NexTier Oilfield Solutions, Inc. *	389,368	4,294,729
Nordic American Tankers Ltd.	378,718	969,518
Northern Oil and Gas, Inc.	137,592	3,437,048
Oasis Petroleum, Inc.	44,680	5,927,249
Oceaneering International, Inc. *	224,621	2,544,956
Oil States International, Inc. *	137,378	928,675
Ovintiv, Inc.	590,171	30,210,853
Par Pacific Holdings, Inc. *	101,602	1,490,501
Patterson-UTI Energy, Inc.	420,220	6,908,417
PBF Energy, Inc., Class A *	216,699	6,297,273
PDC Energy, Inc.	219,484	15,306,814
Peabody Energy Corp. *	200,351	4,535,947
ProPetro Holding Corp. *	195,567	2,765,317
Range Resources Corp. *	538,346	16,118,079
Ranger Oil Corp., Class A *	47,680	1,518,608
Renewable Energy Group, Inc. *	100,915	6,161,870
REX American Resources Corp. *	11,898	1,006,928
Riley Exploration Permian, Inc.	23,592	548,042
RPC, Inc. *	151,933	1,570,987
Scorpio Tankers, Inc.	110,021	2,720,819
Select Energy Services, Inc., Class A *	144,023	1,117,618
SFL Corp., Ltd.	279,917	2,776,777
SM Energy Co.	270,141	9,598,110
Solaris Oilfield Infrastructure, Inc., Class A	70,904	797,670
Southwestern Energy Co. *	2,288,275	17,162,062
Talos Energy, Inc. *	82,555	1,500,024
Teekay Corp. *	157,245	509,474
Teekay Tankers Ltd., Class A *	53,977	864,172
Tellurian, Inc. *	834,591	4,156,263
TETRA Technologies, Inc. *	276,210	1,016,453

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tidewater, Inc. *	92,409	1,844,484
Uranium Energy Corp. *	596,989	2,537,203
Ur-Energy, Inc. *	421,815	582,105
US Silica Holdings, Inc. *	165,385	3,072,853
W&T Offshore, Inc. *	210,554	1,002,237
Whiting Petroleum Corp.	88,677	6,477,855
World Fuel Services Corp.	140,453	3,401,772
		395,900,854

Food & Staples Retailing 1.3%
BJ's Wholesale Club Holdings, Inc. *	308,628	19,860,212
HF Foods Group, Inc. *	83,882	489,871
Ingles Markets, Inc., Class A	31,682	2,950,228
MedAvail Holdings, Inc. *	24,837	41,229
Natural Grocers by Vitamin Cottage, Inc.	20,605	420,136
Performance Food Group Co. *	341,384	16,813,162
PriceSmart, Inc.	55,220	4,387,229
Rite Aid Corp. *	125,117	796,995
SpartanNash, Co.	80,757	2,768,350
Sprouts Farmers Market, Inc. *	254,175	7,574,415
The Andersons, Inc.	70,820	3,557,288
The Chefs' Warehouse, Inc. *	70,858	2,593,403
United Natural Foods, Inc. *	129,532	5,560,809
Village Super Market, Inc., Class A	19,109	443,138
Weis Markets, Inc.	37,093	2,962,989
		71,219,454

Food, Beverage & Tobacco 1.7%
22nd Century Group, Inc. *	362,618	692,600
AppHarvest, Inc. *	158,573	651,735
B&G Foods, Inc. (a)	144,158	3,882,175
Calavo Growers, Inc.	38,395	1,391,435
Cal-Maine Foods, Inc.	91,801	4,932,468
Celsius Holdings, Inc. *	121,463	6,316,076
Coca-Cola Consolidated, Inc.	10,579	4,670,628
Fresh Del Monte Produce, Inc.	75,561	1,968,364
Hostess Brands, Inc. *	311,082	7,058,451
J&J Snack Foods Corp.	33,170	4,965,549
John B. Sanfilippo & Son, Inc.	19,990	1,552,024
Laird Superfood, Inc. *	13,138	39,545
Lancaster Colony Corp.	42,795	6,640,928
Landec Corp. *	59,418	591,209
Limoneira Co.	34,698	414,294
MGP Ingredients, Inc.	31,987	2,921,373
Mission Produce, Inc. *	83,715	1,064,855
National Beverage Corp.	53,014	2,336,857
Primo Water Corp.	354,368	5,187,947
Sanderson Farms, Inc.	45,698	8,653,830
Seneca Foods Corp., Class A *	13,239	718,216
Sovos Brands, Inc. *	57,775	872,402
Tattooed Chef, Inc. *	107,236	856,816
The Duckhorn Portfolio, Inc. *	81,172	1,576,360
The Simply Good Foods Co. *	191,695	7,984,097
The Vita Coco Co., Inc. *(a)	26,016	282,534
Tootsie Roll Industries, Inc.	35,507	1,243,810
TreeHouse Foods, Inc. *	117,101	3,688,681
Turning Point Brands, Inc.	32,964	1,034,740
Universal Corp.	54,407	3,147,445
Utz Brands, Inc.	134,149	1,894,184
Vector Group Ltd.	323,393	4,113,559
Vital Farms, Inc. *	55,844	642,206
Whole Earth Brands, Inc. *	84,278	582,361
Zevia PBC, Class A *	23,065	79,344
		94,649,098

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 7.2%
1Life Healthcare, Inc. *	260,296	1,835,087
Accelerate Diagnostics, Inc. *	71,070	68,227
Accolade, Inc. *	114,996	639,378
Accuray, Inc. *	205,255	545,978
Acutus Medical, Inc. *(a)	39,813	50,961
AdaptHealth Corp. *	161,689	2,046,983
Addus HomeCare Corp. *	34,666	2,921,651
Agiliti, Inc. *	53,044	1,047,089
AirSculpt Technologies, Inc. *	14,206	148,737
Alignment Healthcare, Inc. *	177,714	1,707,832
Allscripts Healthcare Solutions, Inc. *	273,314	5,646,667
Alphatec Holdings, Inc. *	159,900	1,734,915
American Well Corp., Class A *	411,628	1,288,396
AMN Healthcare Services, Inc. *	106,144	10,375,576
AngioDynamics, Inc. *	84,578	1,780,367
Apollo Medical Holdings, Inc. *	84,878	3,096,349
Apyx Medical Corp. *	70,684	266,479
Artivion, Inc. *	85,799	1,740,862
Asensus Surgical, Inc. *	511,054	231,661
Aspira Women's Health, Inc. *	159,741	101,659
AtriCure, Inc. *	100,699	5,229,299
Atrion Corp.	3,147	1,971,973
Avanos Medical, Inc. *	108,442	3,162,169
Aveanna Healthcare Holdings, Inc. *	89,101	260,175
AxoGen, Inc. *	86,186	623,987
Axonics, Inc. *	103,319	5,353,991
Biodesix, Inc. *	34,107	54,912
BioLife Solutions, Inc. *	23,525	298,062
Bioventus, Inc., Class A *	63,685	766,131
Brookdale Senior Living, Inc. *	416,996	2,577,035
Butterfly Network, Inc. *	302,910	1,008,690
Cardiovascular Systems, Inc. *	89,446	1,672,640
Castle Biosciences, Inc. *	48,242	1,077,726
Cerus Corp. *	378,997	1,750,966
ClearPoint Neuro, Inc. *	43,581	373,489
Community Health Systems, Inc. *	280,465	2,151,167
Computer Programs & Systems, Inc. *	31,616	1,009,183
CONMED Corp.	65,363	8,690,665
Convey Health Solutions Holdings, Inc. *	30,663	156,075
CorVel Corp. *	19,597	3,039,103
Covetrus, Inc. *	233,036	3,215,897
Cross Country Healthcare, Inc. *	80,740	1,513,068
CryoPort, Inc. *	90,985	2,052,622
Cue Health, Inc. *	31,640	211,988
Cutera, Inc. *	39,673	2,154,641
CVRx, Inc. *	24,898	155,115
CytoSorbents Corp. *	89,699	188,368
DarioHealth Corp. *	31,299	155,243
Eargo, Inc. *	68,439	258,699
Evolent Health, Inc., Class A *	179,408	4,937,308
Forian, Inc. *(a)	41,374	140,672
Fulgent Genetics, Inc. *	46,822	2,569,591
Glaukos Corp. *	102,378	4,841,456
Haemonetics Corp. *	113,686	5,760,470
Hanger, Inc. *	84,694	1,392,369
Health Catalyst, Inc. *	117,397	1,953,486
HealthEquity, Inc. *	184,184	11,478,347
HealthStream, Inc. *	57,220	1,092,902
Heska Corp. *	22,085	2,425,816
ICAD, Inc. *	50,689	182,480
Inari Medical, Inc. *	77,539	6,257,397
InfuSystem Holdings, Inc. *	39,773	315,400
Innovage Holding Corp. *	42,380	194,524
Inogen, Inc. *	44,367	1,121,598
Inspire Medical Systems, Inc. *	60,561	12,461,031
Integer Holdings Corp. *	73,877	5,553,334

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Intersect ENT, Inc. *	74,806	2,047,440
Invacare Corp. *	80,274	133,255
Invitae Corp. *	452,485	2,402,695
iRadimed Corp.	14,275	469,790
iRhythm Technologies, Inc. *	66,437	8,196,333
Lantheus Holdings, Inc. *	151,657	10,071,541
LeMaitre Vascular, Inc.	42,733	1,846,493
LHC Group, Inc. *	68,757	11,403,348
LifeStance Health Group, Inc. *(a)	162,316	1,098,879
LivaNova plc *	120,357	9,226,568
Lucid Diagnostics, Inc. *	10,913	23,026
MEDNAX, Inc. *	171,281	3,172,124
Meridian Bioscience, Inc. *	96,209	2,461,988
Merit Medical Systems, Inc. *	115,535	7,164,325
Mesa Laboratories, Inc.	11,140	2,379,838
ModivCare, Inc. *	28,029	2,914,175
Multiplan Corp. *	735,324	3,257,485
NantHealth, Inc. *	58,065	40,901
National HealthCare Corp.	28,428	1,934,810
National Research Corp.	31,616	1,084,429
Natus Medical, Inc. *	76,388	2,541,429
Neogen Corp. *	242,415	6,399,756
Neuronetics, Inc. *	54,771	133,641
NeuroPace, Inc. *	16,968	136,423
Nevro Corp. *	77,863	4,803,368
NextGen Healthcare, Inc. *	126,363	2,381,943
NuVasive, Inc. *	116,478	5,991,628
Omnicell, Inc. *	98,567	10,760,559
Ontrak, Inc. *	29,007	34,518
OPKO Health, Inc. *	901,669	2,434,506
OptimizeRx Corp. *	38,767	1,089,740
Option Care Health, Inc. *	357,865	10,693,006
OraSure Technologies, Inc. *	161,973	994,514
Ortho Clinical Diagnostics Holdings plc *	271,084	4,773,789
Orthofix Medical, Inc. *	42,647	1,322,057
OrthoPediatrics Corp. *	31,340	1,412,807
Outset Medical, Inc. *	105,539	3,681,200
Owens & Minor, Inc.	163,435	5,800,308
Paragon 28, Inc. *(a)	19,975	358,951
Patterson Cos., Inc.	192,632	5,927,287
PAVmed, Inc. *	166,380	211,303
PetIQ, Inc. *	60,752	1,208,965
Phreesia, Inc. *	112,108	2,565,031
Privia Health Group, Inc. *	94,737	2,083,267
PROCEPT BioRobotics Corp. *	16,031	570,062
Progyny, Inc. *	145,217	5,583,594
Pulmonx Corp. *	58,500	1,409,850
Pulse Biosciences, Inc. *	30,780	76,950
Quotient Ltd. *	184,851	106,641
R1 RCM, Inc. *	267,592	6,026,172
RadNet, Inc. *	101,887	1,986,797
Retractable Technologies, Inc. *(a)	40,639	155,647
RxSight, Inc. *	39,133	480,162
Schrodinger, Inc. *	102,232	2,527,175
SeaSpine Holdings Corp. *	71,772	668,197
Select Medical Holdings Corp.	248,400	5,616,324
Senseonics Holdings, Inc. *	974,787	1,364,702
Sharps Compliance Corp. *	43,201	186,628
Shockwave Medical, Inc. *	75,980	11,482,857
SI-BONE, Inc. *	73,523	1,468,990
Sientra, Inc. *	127,801	181,477
Sight Sciences, Inc. *	49,831	347,820
Silk Road Medical, Inc. *	77,482	2,715,744
Simulations Plus, Inc.	34,335	1,602,071
STAAR Surgical Co. *	107,006	6,108,973
Stereotaxis, Inc. *	113,412	283,530
Surgery Partners, Inc. *	77,219	3,950,524
Surmodics, Inc. *	30,489	1,178,705
SECURITY	NUMBER OF SHARES	VALUE ($)
Tabula Rasa HealthCare, Inc. *	49,220	165,871
Tactile Systems Technology, Inc. *	43,239	729,874
Talis Biomedical Corp. *	31,324	32,890
Tenet Healthcare Corp. *	239,114	17,338,156
The Ensign Group, Inc.	118,277	9,501,191
The Joint Corp. *	31,274	954,483
The Pennant Group, Inc. *	57,741	946,375
Tivity Health, Inc. *	99,252	3,188,967
TransMedics Group, Inc. *	58,276	1,221,465
Treace Medical Concepts, Inc. *	67,781	1,328,508
U.S. Physical Therapy, Inc.	28,800	2,988,576
UFP Technologies, Inc. *	15,613	1,072,145
Utah Medical Products, Inc.	7,729	653,796
Vapotherm, Inc. *	50,361	223,603
Varex Imaging Corp. *	86,152	1,710,117
Viemed Healthcare, Inc. *	78,035	388,614
ViewRay, Inc. *	341,620	912,125
Zynex, Inc. (a)	50,004	318,525
		399,910,426

Household & Personal Products 0.9%
BellRing Brands, Inc. *	253,369	5,429,698
Central Garden & Pet Co. *	22,137	969,379
Central Garden & Pet Co., Class A *	90,130	3,729,579
Edgewell Personal Care Co.	122,279	4,663,721
elf Beauty, Inc. *	108,585	2,641,873
Energizer Holdings, Inc.	150,318	4,553,132
Inter Parfums, Inc.	40,275	3,291,676
Medifast, Inc.	25,899	4,619,346
Nature's Sunshine Products, Inc. *	26,849	444,619
NewAge, Inc. *	302,886	119,943
Nu Skin Enterprises, Inc., Class A	111,832	4,768,517
Oil-Dri Corp. of America	11,364	283,532
Revlon, Inc., Class A *	16,563	101,366
The Beauty Health Co. *	196,425	2,573,168
The Honest Co., Inc. *	191,764	759,385
Thorne HealthTech, Inc. *	14,630	98,021
USANA Health Sciences, Inc. *	27,094	2,077,026
Veru, Inc. *	145,034	1,699,798
WD-40 Co.	30,777	5,662,352
		48,486,131

Insurance 2.0%
Ambac Financial Group, Inc. *	103,113	797,063
American Equity Investment Life Holding Co.	186,219	7,024,181
American National Group, Inc.	16,784	3,165,630
AMERISAFE, Inc.	43,321	2,007,928
Argo Group International Holdings Ltd.	71,393	3,055,620
Bright Health Group, Inc. *(a)	586,307	1,055,353
BRP Group, Inc., Class A *	107,007	2,474,002
Citizens, Inc. *	113,214	338,510
CNO Financial Group, Inc.	270,510	6,530,111
Crawford & Co., Class A	36,725	286,455
Donegal Group, Inc., Class A	33,422	452,200
eHealth, Inc. *	55,791	449,118
Employers Holdings, Inc.	63,066	2,481,016
Enstar Group Ltd. *	27,939	6,586,619
Genworth Financial, Inc., Class A *	1,142,868	4,240,040
Goosehead Insurance, Inc., Class A	40,845	2,348,179
Greenlight Capital Re Ltd., Class A *	57,682	396,852
HCI Group, Inc.	12,754	817,404
Heritage Insurance Holdings, Inc.	56,784	241,900
Horace Mann Educators Corp.	93,872	3,740,799
Investors Title Co.	2,923	548,501
James River Group Holdings Ltd.	82,796	1,963,093

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kinsale Capital Group, Inc.	48,427	10,735,782
Maiden Holdings Ltd. *	156,101	346,544
MBIA, Inc. *	108,066	1,301,115
MetroMile, Inc. *	255,298	250,549
National Western Life Group, Inc., Class A	5,805	1,153,802
NI Holdings, Inc. *	19,098	302,703
Palomar Holdings, Inc. *	55,362	3,014,461
ProAssurance Corp.	121,195	2,977,761
RLI Corp.	90,084	10,339,841
Safety Insurance Group, Inc.	32,642	2,808,518
Selective Insurance Group, Inc.	133,764	11,016,803
Selectquote, Inc. *	297,959	613,796
SiriusPoint Ltd. *	198,384	1,245,852
Stewart Information Services Corp.	60,073	3,099,767
Tiptree, Inc.	52,721	613,145
Trean Insurance Group, Inc. *	40,804	204,836
Trupanion, Inc. *	85,863	5,462,604
United Fire Group, Inc.	47,448	1,389,752
United Insurance Holdings Corp.	46,934	107,479
Universal Insurance Holdings, Inc.	60,667	761,978
		108,747,662

Materials 4.0%
AdvanSix, Inc.	61,603	2,743,798
Allegheny Technologies, Inc. *	286,709	7,792,751
American Vanguard Corp.	65,959	1,411,523
Amyris, Inc. *(a)	400,278	1,372,953
Arconic Corp. *	240,300	6,045,948
Aspen Aerogels, Inc. *	49,890	1,077,624
Avient Corp.	204,960	10,092,230
Balchem Corp.	72,566	8,940,131
Cabot Corp.	126,304	8,317,118
Carpenter Technology Corp.	107,223	4,093,774
Century Aluminum Co. *	115,942	1,955,941
Chase Corp.	16,677	1,406,872
Clearwater Paper Corp. *	37,356	1,236,857
Coeur Mining, Inc. *	577,420	2,096,035
Commercial Metals Co.	270,200	11,078,200
Compass Minerals International, Inc.	77,016	4,553,956
Constellium SE *	279,694	4,668,093
Danimer Scientific, Inc. *(a)	205,215	804,443
Ecovyst, Inc.	134,046	1,348,503
Ferroglobe Representation and Warranty Insurance Trust *(b)	108,500	0
FutureFuel Corp.	57,419	546,055
Gatos Silver, Inc. *	102,645	346,940
GCP Applied Technologies, Inc. *	150,964	4,735,741
Glatfelter Corp.	98,404	1,082,444
Greif, Inc., Class A	58,014	3,520,289
Greif, Inc., Class B	13,445	784,650
H.B. Fuller Co.	118,990	7,936,633
Hawkins, Inc.	43,092	1,606,470
Haynes International, Inc.	27,748	1,084,392
Hecla Mining Co.	1,197,144	6,237,120
Ingevity Corp. *	89,369	5,353,203
Innospec, Inc.	55,203	5,261,398
Intrepid Potash, Inc. *	22,447	1,718,991
Kaiser Aluminum Corp.	35,599	3,435,303
Koppers Holdings, Inc.	46,925	1,138,400
Kronos Worldwide, Inc.	49,857	758,824
Livent Corp. *	365,062	7,797,724
Marrone Bio Innovations, Inc. *	235,688	273,398
Materion Corp.	45,828	3,902,254
Minerals Technologies, Inc.	74,657	4,748,932
MP Materials Corp. *	170,793	6,496,966
Myers Industries, Inc.	81,113	1,778,808
SECURITY	NUMBER OF SHARES	VALUE ($)
Neenah, Inc.	37,923	1,342,474
Novagold Resources, Inc. *	533,720	3,319,738
O-I Glass, Inc. *	350,452	4,724,093
Olympic Steel, Inc.	21,184	727,247
Orion Engineered Carbons S.A.	136,070	2,054,657
Pactiv Evergreen, Inc.	97,671	963,036
Perpetua Resources Corp. *	74,218	261,990
PolyMet Mining Corp. *	66,038	208,020
PureCycle Technologies, Inc. *	129,871	1,012,994
Quaker Chemical Corp.	30,348	4,937,923
Ranpak Holdings Corp. *	84,911	1,280,458
Rayonier Advanced Materials, Inc. *	139,405	715,148
Ryerson Holding Corp.	37,007	1,362,228
Schnitzer Steel Industries, Inc., Class A	59,207	2,701,615
Schweitzer-Mauduit International, Inc.	70,774	1,780,674
Sensient Technologies Corp.	95,173	8,051,636
Stepan Co.	48,503	4,952,641
Summit Materials, Inc., Class A *	267,294	7,430,773
SunCoke Energy, Inc.	188,599	1,569,144
TimkenSteel Corp. *	103,821	2,145,980
Tredegar Corp.	58,278	667,283
TriMas Corp.	97,364	2,876,133
Trinseo plc	87,610	4,157,094
Tronox Holdings plc, Class A	257,978	4,437,222
United States Lime & Minerals, Inc.	4,700	514,697
Valhi, Inc.	5,721	181,985
Warrior Met Coal, Inc.	115,824	3,946,124
Worthington Industries, Inc.	74,292	3,534,070
Zymergen, Inc. *	179,844	302,138
		223,740,900

Media & Entertainment 2.2%
Advantage Solutions, Inc. *	172,283	866,583
AMC Entertainment Holdings, Inc., Class A *	1,162,340	17,783,802
AMC Networks, Inc., Class A *	65,790	2,146,728
Audacy, Inc. *	266,264	676,311
Boston Omaha Corp., Class A *	46,550	970,102
Cardlytics, Inc. *	72,947	2,489,681
Cargurus, Inc. *	214,965	7,025,056
Cars.com, Inc. *	154,865	1,722,099
Chicken Soup For The Soul Entertainment, Inc. *	15,413	134,247
Cinemark Holdings, Inc. *	243,415	3,860,562
Clear Channel Outdoor Holdings, Inc. *	814,823	2,004,465
comScore, Inc. *	154,350	311,787
CuriosityStream, Inc. *	58,258	118,264
Daily Journal Corp. *	2,734	703,048
Digital Media Solutions, Inc., Class A *	6,386	17,561
Emerald Holding, Inc. *	53,276	143,312
Entravision Communications Corp., Class A	134,649	696,135
Eros STX Global Corp. *	33,677	58,261
Eventbrite, Inc., Class A *	173,837	1,839,195
EverQuote, Inc., Class A *	44,410	616,411
Fluent, Inc. *	94,366	126,450
fuboTV, Inc. *	306,048	1,159,922
Gannett Co., Inc. *	316,133	1,267,693
Gray Television, Inc.	192,461	3,564,378
Hemisphere Media Group, Inc. *	34,931	135,882
iHeartMedia, Inc., Class A *	252,338	4,034,885
IMAX Corp. *	111,562	1,764,911
Integral Ad Science Holding Corp. *	71,897	849,104
John Wiley & Sons, Inc., Class A	97,149	4,943,913
Liberty Media Corp. - Liberty Braves, Class A *	22,333	586,688

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Media Corp. - Liberty Braves, Class C *	82,545	2,072,705
Liberty TripAdvisor Holdings, Inc., Class A *	160,900	241,350
Lions Gate Entertainment Corp., Class A *	132,013	1,780,855
Lions Gate Entertainment Corp., Class B *	264,714	3,327,455
LiveOne, Inc. *	126,087	85,739
Madison Square Garden Entertainment Corp. *	58,824	4,308,858
Magnite, Inc. *	292,659	2,824,159
MediaAlpha, Inc., Class A *	48,126	709,377
National CineMedia, Inc.	133,998	296,136
Outbrain, Inc. *	54,222	487,998
QuinStreet, Inc. *	113,651	1,080,821
Scholastic Corp.	62,360	2,297,966
Sinclair Broadcast Group, Inc., Class A	103,979	2,312,493
Society Pass, Inc. *(a)	8,039	16,158
Stagwell, Inc. *	138,929	941,939
TechTarget, Inc. *	58,892	3,964,021
TEGNA, Inc.	497,930	10,979,356
The E.W. Scripps Co., Class A *	129,324	2,128,673
The Marcus Corp. *	51,263	806,367
Thryv Holdings, Inc. *	16,974	438,438
TrueCar, Inc. *	213,363	763,840
WideOpenWest, Inc. *	118,634	2,378,612
Yelp, Inc. *	161,014	5,237,785
Ziff Davis, Inc. *	97,833	8,644,524
		120,743,061

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
2seventy bio, Inc. *	52,301	703,971
4D Molecular Therapeutics, Inc. *	62,816	748,139
89bio, Inc. *	20,663	44,839
9 Meters Biopharma, Inc. *	509,825	213,005
Absci Corp. *	123,979	732,716
ACADIA Pharmaceuticals, Inc. *	269,608	4,971,572
Aclaris Therapeutics, Inc. *	114,190	1,406,821
Acumen Pharmaceuticals, Inc. *	63,251	244,149
Adagio Therapeutics, Inc. *	131,289	375,487
Adicet Bio, Inc. *	57,489	847,388
Adverum Biotechnologies, Inc. *	195,885	209,597
Aeglea BioTherapeutics, Inc. *	93,587	134,765
Aerie Pharmaceuticals, Inc. *	95,307	677,633
Aerovate Therapeutics, Inc. *	29,190	372,172
Affimed N.V. *	262,809	988,162
Agenus, Inc. *	496,914	919,291
Agios Pharmaceuticals, Inc. *	122,189	2,684,492
Akebia Therapeutics, Inc. *	391,024	162,353
Akero Therapeutics, Inc. *	57,113	599,115
Akouos, Inc. *	54,428	152,398
Akoya Biosciences, Inc. *	30,827	290,082
Alaunos Therapeutics, Inc. *	457,567	243,151
Albireo Pharma, Inc. *	38,176	1,214,760
Aldeyra Therapeutics, Inc. *	110,707	339,870
Alector, Inc. *	131,663	1,263,965
Aligos Therapeutics, Inc. *	46,578	54,962
Alkermes plc *	361,178	10,419,985
Allakos, Inc. *	79,639	300,239
Allogene Therapeutics, Inc. *	152,801	1,275,888
Allovir, Inc. *	65,043	295,946
Alpha Teknova, Inc. *	15,570	174,851
Alpine Immune Sciences, Inc. *	26,917	247,636
Altimmune, Inc. *	89,866	406,194
ALX Oncology Holdings, Inc. *	40,404	516,363
SECURITY	NUMBER OF SHARES	VALUE ($)
Amicus Therapeutics, Inc. *	593,027	4,198,631
Amneal Pharmaceuticals, Inc. *	223,396	862,309
Amphastar Pharmaceuticals, Inc. *	83,054	2,945,925
Ampio Pharmaceuticals, Inc. *	423,148	97,409
Amylyx Pharmaceuticals, Inc. *	21,391	192,519
AnaptysBio, Inc. *	43,203	1,010,950
Anavex Life Sciences Corp. *	150,430	1,292,194
Angion Biomedica Corp. *	45,754	57,193
ANI Pharmaceuticals, Inc. *	24,860	733,619
Anika Therapeutics, Inc. *	32,824	706,701
Annexon, Inc. *	71,486	182,289
Antares Pharma, Inc. *	376,237	2,093,759
Apellis Pharmaceuticals, Inc. *	176,106	7,665,894
Applied Molecular Transport, Inc. *	54,998	235,941
Applied Therapeutics, Inc. *	38,968	76,767
AquaBounty Technologies, Inc. *	147,231	197,290
Arbutus Biopharma Corp. *	203,361	473,831
Arcellx, Inc. *	20,294	221,813
Arcturus Therapeutics Holdings, Inc. *	47,550	921,519
Arcus Biosciences, Inc. *	101,137	2,448,527
Arcutis Biotherapeutics, Inc. *	62,580	1,263,490
Ardelyx, Inc. *	209,422	172,333
Arrowhead Pharmaceuticals, Inc. *	231,119	9,501,302
Arvinas, Inc. *	106,040	5,829,019
Atara Biotherapeutics, Inc. *	196,382	1,248,990
Atea Pharmaceuticals, Inc. *	145,497	854,067
Athenex, Inc. *	193,599	92,928
Athersys, Inc. *	476,220	233,395
Athira Pharma, Inc. *	73,130	752,508
Atossa Therapeutics, Inc. *	267,950	270,630
Atreca, Inc., Class A *	59,596	116,808
Aura Biosciences, Inc. *	12,631	214,222
Avalo Therapeutics, Inc. *	135,369	55,610
Avid Bioservices, Inc. *	136,268	1,834,167
Avidity Biosciences, Inc. *	84,461	1,207,792
Avita Medical, Inc. *	55,825	340,533
Avrobio, Inc. *	84,117	77,632
Axsome Therapeutics, Inc. *	62,740	1,991,995
Beam Therapeutics, Inc. *	115,381	4,330,249
Berkeley Lights, Inc. *	109,692	545,718
Beyondspring, Inc. *	49,591	75,378
BioAtla, Inc. *	33,831	117,732
BioCryst Pharmaceuticals, Inc. *	404,721	3,759,858
Biohaven Pharmaceutical Holding Co., Ltd. *	125,419	11,183,612
Biomea Fusion, Inc. *	49,624	148,872
BioNano Genomics, Inc. *(a)	655,272	1,068,093
Bioxcel Therapeutics, Inc. *	38,881	509,730
Black Diamond Therapeutics, Inc. *	48,287	117,337
Bluebird Bio, Inc. *	151,733	550,791
Blueprint Medicines Corp. *	131,784	7,689,596
Bolt Biotherapeutics, Inc. *	50,856	79,335
Bridgebio Pharma, Inc. *	238,487	1,912,666
Brooklyn ImmunoTherapeutics, Inc. *	63,090	66,245
C4 Therapeutics, Inc. *	86,156	738,357
Cara Therapeutics, Inc. *	99,828	870,500
Cardiff Oncology, Inc. *	86,744	116,237
CareDx, Inc. *	113,951	3,468,668
Caribou Biosciences, Inc. *	113,451	839,537
Cassava Sciences, Inc. *(a)	85,743	1,789,456
Catalyst Pharmaceuticals, Inc. *	217,568	1,657,868
Celcuity, Inc. *	22,350	145,722
Celldex Therapeutics, Inc. *	103,568	3,164,002
CEL-SCI Corp. *(a)	78,329	224,021
Century Therapeutics, Inc. *(a)	38,666	464,765
Cerevel Therapeutics Holdings, Inc. *	91,898	2,690,773
ChemoCentryx, Inc. *	121,888	2,250,052
Chimerix, Inc. *	165,875	729,850

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Chinook Therapeutics, Inc. *	91,158	1,379,221
ChromaDex Corp. *	102,969	194,611
CinCor Pharma, Inc. *	25,883	615,757
Citius Pharmaceuticals, Inc. *(a)	276,777	279,545
Clene, Inc. *(a)	48,628	125,947
Clovis Oncology, Inc. *	257,094	514,188
Codex DNA, Inc. *(a)	20,476	75,761
Codexis, Inc. *	136,169	1,638,113
Codiak Biosciences, Inc. *	34,389	101,791
Cogent Biosciences, Inc. *	82,586	530,202
Coherus Biosciences, Inc. *	148,260	1,340,270
Collegium Pharmaceutical, Inc. *	77,915	1,254,431
Corcept Therapeutics, Inc. *	196,468	4,226,027
CorMedix, Inc. *	84,742	291,512
Cortexyme, Inc. *	46,238	169,231
Crinetics Pharmaceuticals, Inc. *	103,488	2,102,876
Cue Biopharma, Inc. *	68,398	270,856
Cullinan Oncology, Inc. *	58,529	574,169
Curis, Inc. *	196,329	179,386
Cymabay Therapeutics, Inc. *	190,603	432,669
Cyteir Therapeutics, Inc. *	41,838	94,136
Cytek Biosciences, Inc. *	220,351	2,082,317
Cytokinetics, Inc. *	178,349	7,110,775
CytomX Therapeutics, Inc. *	142,375	243,461
Day One Biopharmaceuticals, Inc. *	50,786	432,697
Deciphera Pharmaceuticals, Inc. *	89,633	907,086
Denali Therapeutics, Inc. *	204,960	4,878,048
DermTech, Inc. *	53,873	460,614
Design Therapeutics, Inc. *	59,962	715,946
DICE Therapeutics, Inc. *	31,576	641,624
Durect Corp. *	493,659	222,147
Dynavax Technologies Corp. *	243,095	2,146,529
Dyne Therapeutics, Inc. *	68,487	546,526
Eagle Pharmaceuticals, Inc. *	25,890	1,142,526
Edgewise Therapeutics, Inc. *	87,377	697,268
Editas Medicine, Inc. *	154,321	2,043,210
Eiger BioPharmaceuticals, Inc. *	72,234	496,248
Eliem Therapeutics, Inc. *	13,484	42,609
Emergent BioSolutions, Inc. *	110,321	3,572,194
Enanta Pharmaceuticals, Inc. *	44,244	2,849,314
Endo International plc *	519,610	1,039,220
Entrada Therapeutics, Inc. *(a)	23,500	140,530
Epizyme, Inc. *	320,338	206,746
Erasca, Inc. *(a)	144,641	1,052,986
Esperion Therapeutics, Inc. *	128,962	732,504
Evelo Biosciences, Inc. *(a)	67,517	166,767
Evolus, Inc. *	74,996	839,205
Exagen, Inc. *	22,979	140,172
EyePoint Pharmaceuticals, Inc. *	55,610	628,393
Fate Therapeutics, Inc. *	182,800	5,220,768
FibroGen, Inc. *	193,148	1,796,276
Finch Therapeutics Group, Inc. *	16,035	40,569
Foghorn Therapeutics, Inc. *	43,369	502,647
Forma Therapeutics Holdings, Inc. *	77,144	583,209
Forte Biosciences, Inc. *	24,801	28,521
Fortress Biotech, Inc. *	169,508	186,459
Frequency Therapeutics, Inc. *	75,749	98,474
Fulcrum Therapeutics, Inc. *	61,314	589,841
G1 Therapeutics, Inc. *	88,521	454,998
Gemini Therapeutics, Inc. *	46,453	70,144
Generation Bio Co. *	98,846	625,695
Geron Corp. *	682,511	962,341
Global Blood Therapeutics, Inc. *	139,519	4,283,233
Gossamer Bio, Inc. *	139,778	965,866
Graphite Bio, Inc. *	65,889	264,874
Greenwich Lifesciences, Inc. *	8,932	105,844
Gritstone bio, Inc. *	93,946	243,320
GT Biopharma, Inc. *	38,229	80,663
SECURITY	NUMBER OF SHARES	VALUE ($)
Halozyme Therapeutics, Inc. *	311,715	12,437,428
Harmony Biosciences Holdings, Inc. *	51,827	2,334,288
Harpoon Therapeutics, Inc. *	43,367	97,576
Harvard Bioscience, Inc. *	89,350	466,407
Heron Therapeutics, Inc. *	207,760	939,075
Homology Medicines, Inc. *	92,595	153,708
Hookipa Pharma, Inc. *	40,694	61,041
Humanigen, Inc. *	111,795	210,175
iBio, Inc. *	512,224	149,877
Icosavax, Inc. *	53,919	390,913
Ideaya Biosciences, Inc. *	72,893	699,044
IGM Biosciences, Inc. *	18,894	316,286
Ikena Oncology, Inc. *	63,269	245,484
Imago Biosciences, Inc. *	44,751	731,679
Immuneering Corp., Class A *(a)	42,444	210,947
Immunic, Inc. *	42,312	286,452
ImmunityBio, Inc. *	155,784	565,496
ImmunoGen, Inc. *	487,227	2,353,306
Immunovant, Inc. *	93,042	428,924
Impel Pharmaceuticals, Inc. *(a)	14,355	91,011
Infinity Pharmaceuticals, Inc. *	205,292	162,016
Inhibrx, Inc. *	63,352	1,004,129
Innoviva, Inc. *	97,144	1,657,277
Inotiv, Inc. *	38,860	553,755
Inovio Pharmaceuticals, Inc. *	465,235	1,270,092
Inozyme Pharma, Inc. *	30,497	120,463
Insmed, Inc. *	266,012	5,844,284
Instil Bio, Inc. *	121,620	859,853
Intellia Therapeutics, Inc. *	157,137	7,704,427
Intercept Pharmaceuticals, Inc. *	56,693	890,647
Intra-Cellular Therapies, Inc. *	180,969	9,158,841
Ironwood Pharmaceuticals, Inc. *	330,165	3,961,980
IsoPlexis Corp. *(a)	18,176	39,624
iTeos Therapeutics, Inc. *	45,633	1,217,945
IVERIC bio, Inc. *	259,049	3,587,829
Janux Therapeutics, Inc. *	39,592	389,585
Jounce Therapeutics, Inc. *	73,863	391,474
Kala Pharmaceuticals, Inc. *	112,888	73,321
KalVista Pharmaceuticals, Inc. *	50,884	647,753
Karuna Therapeutics, Inc. *	50,015	5,574,672
Karyopharm Therapeutics, Inc. *	161,723	986,510
KemPharm, Inc. *(a)	65,098	290,988
Keros Therapeutics, Inc. *	35,310	1,871,783
Kezar Life Sciences, Inc. *	85,771	1,018,959
Kiniksa Pharmaceuticals Ltd., Class A *	66,069	616,424
Kinnate Biopharma, Inc. *	58,374	436,054
Kodiak Sciences, Inc. *	74,499	448,484
Kronos Bio, Inc. *	85,619	404,978
Krystal Biotech, Inc. *	45,554	2,761,028
Kura Oncology, Inc. *	142,571	2,045,894
Kymera Therapeutics, Inc. *	77,569	2,431,788
Landos Biopharma, Inc. *	10,349	9,883
Lexicon Pharmaceuticals, Inc. *	153,949	278,648
Ligand Pharmaceuticals, Inc. *	33,971	3,154,547
Lineage Cell Therapeutics, Inc. *	286,861	349,970
Lyell Immunopharma, Inc. *(a)	334,330	1,715,113
MacroGenics, Inc. *	135,186	966,580
Madrigal Pharmaceuticals, Inc. *	26,406	1,848,420
Magenta Therapeutics, Inc. *	69,510	99,399
MannKind Corp. *	558,725	1,748,809
Marinus Pharmaceuticals, Inc. *	82,238	544,416
MaxCyte, Inc. *	225,822	1,251,054
Medpace Holdings, Inc. *	65,292	8,721,052
MEI Pharma, Inc. *	285,571	140,358
MeiraGTx Holdings plc *	66,507	684,357
Mersana Therapeutics, Inc. *	161,717	562,775
MiMedx Group, Inc. *	251,414	993,085
Mind Medicine MindMed, Inc. *(a)	718,559	574,847

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MiNK Therapeutics, Inc. *	6,049	13,550
Mirum Pharmaceuticals, Inc. *	8,431	200,489
Molecular Templates, Inc. *	85,774	145,816
Monte Rosa Therapeutics, Inc. *(a)	64,429	702,276
Morphic Holding, Inc. *	47,403	1,436,785
Mustang Bio, Inc. *	164,617	122,590
Myriad Genetics, Inc. *	178,663	3,662,591
NanoString Technologies, Inc. *	101,697	1,909,870
NeoGenomics, Inc. *	255,460	2,414,097
Neoleukin Therapeutics, Inc. *	74,907	91,387
NexImmune, Inc. *	37,133	78,351
NGM Biopharmaceuticals, Inc. *	70,959	885,568
Nkarta, Inc. *	31,666	583,921
Nurix Therapeutics, Inc. *	70,602	781,564
Nuvalent, Inc., Class A *(a)	40,885	420,707
Nuvation Bio, Inc. *	360,049	1,677,828
Ocugen, Inc. *(a)	414,518	907,794
Ocular Therapeutix, Inc. *	174,490	622,929
Olema Pharmaceuticals, Inc. *	55,866	142,458
Omega Therapeutics, Inc. *	49,712	169,518
Omeros Corp. *(a)	137,648	477,639
Oncocyte Corp. *	129,596	150,331
Oncorus, Inc. *	43,295	50,655
Oncternal Therapeutics, Inc. *	93,824	80,060
Oramed Pharmaceuticals, Inc. *	83,219	427,746
Organogenesis Holdings, Inc. *	157,490	1,014,236
ORIC Pharmaceuticals, Inc. *	72,007	239,063
Outlook Therapeutics, Inc. *(a)	254,195	394,002
Oyster Point Pharma, Inc. *(a)	24,426	155,838
Pacific Biosciences of California, Inc. *	438,104	2,777,579
Pacira BioSciences, Inc. *	99,453	7,416,210
Paratek Pharmaceuticals, Inc. *	112,267	248,110
Passage Bio, Inc. *	81,217	158,373
Personalis, Inc. *	81,456	456,154
Phathom Pharmaceuticals, Inc. *	46,173	597,479
Phibro Animal Health Corp., Class A	46,359	833,998
Pliant Therapeutics, Inc. *	54,562	319,733
PMV Pharmaceuticals, Inc. *	59,367	860,228
Portage Biotech, Inc. *	10,411	57,677
Poseida Therapeutics, Inc. *	65,543	202,528
Praxis Precision Medicines, Inc. *	74,127	600,429
Precigen, Inc. *	215,921	287,175
Precision BioSciences, Inc. *	115,842	230,526
Prelude Therapeutics, Inc. *	23,173	106,364
Prestige Consumer Healthcare, Inc. *	112,641	6,156,957
Prometheus Biosciences, Inc. *	67,612	1,778,196
Protagonist Therapeutics, Inc. *	101,014	918,217
Prothena Corp. plc *	81,077	2,364,205
Provention Bio, Inc. *	125,036	561,412
PTC Therapeutics, Inc. *	156,444	5,527,167
Puma Biotechnology, Inc. *	74,994	176,986
Pyxis Oncology, Inc. *	23,094	56,580
Quanterix Corp. *	69,420	1,540,430
Radius Health, Inc. *	106,405	727,810
Rain Therapeutics, Inc. *	34,429	136,683
Rallybio Corp. *(a)	40,382	402,205
Rapid Micro Biosystems, Inc., Class A *	35,478	206,837
RAPT Therapeutics, Inc. *	47,424	717,525
Reata Pharmaceuticals, Inc., Class A *	61,840	1,569,499
Recursion Pharmaceuticals, Inc., Class A *	260,503	1,615,119
REGENXBIO, Inc. *	89,062	2,472,361
Relay Therapeutics, Inc. *	157,599	3,755,584
Relmada Therapeutics, Inc. *	56,152	1,409,977
Reneo Pharmaceuticals, Inc. *	18,830	43,686
Replimune Group, Inc. *	67,715	1,135,581
Revance Therapeutics, Inc. *	158,267	2,592,413
REVOLUTION Medicines, Inc. *	133,958	2,675,141
SECURITY	NUMBER OF SHARES	VALUE ($)
Rhythm Pharmaceuticals, Inc. *	99,297	621,599
Rigel Pharmaceuticals, Inc. *	381,238	899,722
Rocket Pharmaceuticals, Inc. *	92,751	953,480
Rubius Therapeutics, Inc. *	104,093	172,794
Sana Biotechnology, Inc. *	194,093	1,465,402
Sangamo Therapeutics, Inc. *	267,733	1,111,092
Scholar Rock Holding Corp. *	63,701	450,366
Seelos Therapeutics, Inc. *	225,536	139,832
Seer, Inc. *	93,646	681,743
Selecta Biosciences, Inc. *	206,475	158,222
Sensei Biotherapeutics, Inc. *(a)	43,865	67,991
Sera Prognostics, Inc., Class A *	17,744	40,811
Seres Therapeutics, Inc. *	158,260	748,570
Sesen Bio, Inc. *	447,785	170,203
Shattuck Labs, Inc. *	61,495	236,141
SIGA Technologies, Inc. *	109,236	750,451
Sigilon Therapeutics, Inc. *	31,572	33,151
Silverback Therapeutics, Inc. *	47,869	148,873
Singular Genomics Systems, Inc. *	105,087	429,806
Solid Biosciences, Inc. *	126,405	70,787
Sorrento Therapeutics, Inc. *	667,879	1,008,497
Spectrum Pharmaceuticals, Inc. *	374,167	302,215
Spero Therapeutics, Inc. *	53,427	259,655
SpringWorks Therapeutics, Inc. *	65,766	2,822,019
Spruce Biosciences, Inc. *	18,417	32,414
SQZ Biotechnologies Co. *	52,900	195,201
Standard BioTools, Inc. *	170,026	450,569
Stoke Therapeutics, Inc. *	43,111	622,523
Summit Therapeutics, Inc. *	61,313	97,488
Supernus Pharmaceuticals, Inc. *	110,729	3,089,339
Surface Oncology, Inc. *	82,232	174,332
Sutro Biopharma, Inc. *	96,286	578,679
Syndax Pharmaceuticals, Inc. *	110,580	1,854,427
Syros Pharmaceuticals, Inc. *	126,988	106,899
Talaris Therapeutics, Inc. *	48,519	342,544
Tarsus Pharmaceuticals, Inc. *	18,510	338,918
Taysha Gene Therapies, Inc. *	49,231	180,185
TCR2 Therapeutics, Inc. *	72,007	153,375
Tenaya Therapeutics, Inc. *	63,767	587,932
Terns Pharmaceuticals, Inc. *	28,746	45,994
TG Therapeutics, Inc. *	293,624	2,037,751
TherapeuticsMD, Inc. *	858,241	173,107
Theravance Biopharma, Inc. *	135,053	1,303,261
Theseus Pharmaceuticals, Inc. *	26,229	214,291
Tonix Pharmaceuticals Holding Corp. *	1,122,559	163,781
Travere Therapeutics, Inc. *	133,008	3,342,491
Trevena, Inc. *	388,926	115,317
Turning Point Therapeutics, Inc. *	103,254	3,039,798
Twist Bioscience Corp. *	124,870	3,601,251
Tyra Biosciences, Inc. *(a)	26,204	195,744
UroGen Pharma Ltd. *(a)	44,952	317,361
Vanda Pharmaceuticals, Inc. *	123,578	1,225,894
Vaxart, Inc. *(a)	275,981	960,414
Vaxcyte, Inc. *	96,591	2,338,468
VBI Vaccines, Inc. *	420,991	526,239
Ventyx Biosciences, Inc. *(a)	23,999	348,705
Vera Therapeutics, Inc. *	30,508	610,160
Veracyte, Inc. *	151,988	3,111,194
Verastem, Inc. *	385,224	547,018
Vericel Corp. *	104,707	2,984,149
Verrica Pharmaceuticals, Inc. *	29,378	193,013
Verve Therapeutics, Inc. *	82,346	1,228,602
Vigil Neuroscience, Inc. *	14,992	50,823
Viking Therapeutics, Inc. *	151,944	361,627
Vincerx Pharma, Inc. *	35,595	91,835
Vir Biotechnology, Inc. *	135,530	2,758,035
Viracta Therapeutics, Inc. *(a)	79,118	201,751
VistaGen Therapeutics, Inc. *	440,393	559,299

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Vor BioPharma, Inc. *	41,977	240,528
WaVe Life Sciences Ltd. *	97,147	189,437
Werewolf Therapeutics, Inc. *	60,646	269,875
XBiotech, Inc.	33,292	258,346
Xencor, Inc. *	126,833	3,168,288
Xilio Therapeutics, Inc. *	16,100	56,833
XOMA Corp. *	13,355	256,817
Y-mAbs Therapeutics, Inc. *	78,515	659,526
Zentalis Pharmaceuticals, Inc. *	82,355	2,184,055
		449,248,986

Real Estate 8.0%
Acadia Realty Trust	195,467	4,089,170
Agree Realty Corp.	158,360	10,755,811
Alexander & Baldwin, Inc.	163,113	3,457,996
Alexander's, Inc.	4,846	1,202,632
American Assets Trust, Inc.	112,447	4,115,560
Apartment Investment & Management Co., Class A *	341,232	2,149,762
Apple Hospitality REIT, Inc.	482,716	8,539,246
Armada Hoffler Properties, Inc.	150,632	2,041,064
Ashford Hospitality Trust, Inc. *	37,229	262,464
Braemar Hotels & Resorts, Inc.	127,587	773,177
Brandywine Realty Trust	382,146	4,459,644
Broadstone Net Lease, Inc.	354,349	7,331,481
BRT Apartments Corp.	25,905	567,060
CareTrust REIT, Inc.	217,379	3,523,714
CatchMark Timber Trust, Inc., Class A	109,473	898,773
Centerspace	32,227	2,973,263
Chatham Lodging Trust *	107,798	1,547,979
City Office REIT, Inc.	95,727	1,420,589
Clipper Realty, Inc.	26,719	238,601
Community Healthcare Trust, Inc.	53,869	1,983,457
Corporate Office Properties Trust	254,538	6,793,619
CTO Realty Growth, Inc.	13,231	843,741
Cushman & Wakefield plc *	312,637	5,596,202
DiamondRock Hospitality Co. *	471,175	5,003,878
DigitalBridge Group, Inc. *	1,093,240	7,608,950
Diversified Healthcare Trust	531,487	1,195,846
Douglas Elliman, Inc.	161,803	980,526
Easterly Government Properties, Inc.	194,895	3,712,750
EastGroup Properties, Inc.	90,984	17,059,500
Empire State Realty Trust, Inc., Class A	322,864	2,789,545
Equity Commonwealth *	245,269	6,423,595
Essential Properties Realty Trust, Inc.	272,776	6,546,624
eXp World Holdings, Inc.	141,894	1,899,961
Farmland Partners, Inc.	64,672	951,972
Fathom Holdings, Inc. *	15,184	112,665
Forestar Group, Inc. *	39,234	639,907
Four Corners Property Trust, Inc.	173,825	4,773,234
Franklin Street Properties Corp.	231,370	1,193,869
FRP Holdings, Inc. *	15,099	853,244
Getty Realty Corp.	91,430	2,460,381
Gladstone Commercial Corp.	83,662	1,760,248
Gladstone Land Corp.	70,615	2,570,386
Global Medical REIT, Inc.	134,452	1,984,512
Global Net Lease, Inc.	234,705	3,292,911
Healthcare Realty Trust, Inc.	332,153	8,994,703
Hersha Hospitality Trust *	72,470	708,757
Independence Realty Trust, Inc.	497,520	13,562,395
Indus Realty Trust, Inc.	12,857	918,633
Industrial Logistics Properties Trust	146,622	2,369,412
Innovative Industrial Properties, Inc.	56,904	8,227,749
iStar, Inc.	151,421	2,549,930
Kennedy-Wilson Holdings, Inc.	267,515	6,032,463
Kite Realty Group Trust	488,799	10,900,218
LTC Properties, Inc.	88,104	2,907,432
SECURITY	NUMBER OF SHARES	VALUE ($)
LXP Industrial Trust	628,974	7,893,624
Marcus & Millichap, Inc.	53,267	2,385,829
National Health Investors, Inc.	98,534	5,077,457
National Storage Affiliates Trust	182,916	10,353,046
NETSTREIT Corp.	89,563	1,936,352
Newmark Group, Inc., Class A	377,901	4,591,497
NexPoint Residential Trust, Inc.	50,132	4,469,769
Office Properties Income Trust	108,061	2,336,279
One Liberty Properties, Inc.	36,264	1,038,964
Outfront Media, Inc.	327,659	8,388,070
Paramount Group, Inc.	420,442	3,998,403
Pebblebrook Hotel Trust	292,625	7,145,902
Phillips Edison & Co., Inc.	256,924	8,699,447
Physicians Realty Trust	496,158	8,504,148
Piedmont Office Realty Trust, Inc., Class A	279,266	4,496,183
Plymouth Industrial REIT, Inc.	70,623	1,703,427
Postal Realty Trust, Inc., Class A	37,420	629,779
PotlatchDeltic Corp.	148,690	8,235,939
Preferred Apartment Communities, Inc.	117,611	2,926,162
PS Business Parks, Inc.	45,198	8,461,066
Rafael Holdings, Inc., Class B *	29,306	63,008
RE/MAX Holdings, Inc., Class A	41,581	975,490
Realogy Holdings Corp. *	259,347	2,842,443
Redfin Corp. *	232,575	2,593,211
Retail Opportunity Investments Corp.	267,590	4,985,202
RLJ Lodging Trust	372,611	5,224,006
RPT Realty	188,954	2,511,199
Ryman Hospitality Properties, Inc. *	121,124	11,322,671
Sabra Health Care REIT, Inc.	513,602	5,998,871
Safehold, Inc.	46,859	2,017,280
Saul Centers, Inc.	26,673	1,376,594
Seritage Growth Properties, Class A *	84,568	837,223
Service Properties Trust	370,272	3,006,609
SITE Centers Corp.	390,545	6,209,665
STAG Industrial, Inc.	403,363	15,053,507
Summit Hotel Properties, Inc. *	233,210	2,301,783
Sunstone Hotel Investors, Inc. *	489,953	6,001,924
Tanger Factory Outlet Centers, Inc.	230,414	3,716,578
Tejon Ranch Co. *	47,024	861,009
Terreno Realty Corp.	166,061	12,080,938
The Macerich Co.	481,150	6,038,432
The Necessity Retail REIT, Inc.	280,839	2,097,867
The RMR Group, Inc., Class A	34,110	930,521
The St. Joe Co.	75,058	3,993,836
UMH Properties, Inc.	98,969	2,327,751
Uniti Group, Inc.	443,256	5,491,942
Universal Health Realty Income Trust	28,750	1,442,962
Urban Edge Properties	260,829	4,874,894
Urstadt Biddle Properties, Inc., Class A	66,325	1,150,739
Veris Residential, Inc. *	197,598	3,163,544
Washington Real Estate Investment Trust	190,573	4,590,904
Whitestone REIT	103,809	1,261,279
Xenia Hotels & Resorts, Inc. *	256,735	4,952,418
		442,118,844

Retailing 3.2%
1-800-Flowers.com, Inc., Class A *	60,536	617,467
1stdibs.com, Inc. *	45,273	342,264
Abercrombie & Fitch Co., Class A *	125,983	4,356,492
Academy Sports & Outdoors, Inc.	176,966	6,611,450
aka Brands Holding Corp. *	20,630	72,824
American Eagle Outfitters, Inc.	343,032	5,183,214
America's Car-Mart, Inc. *	13,549	1,095,437
Arko Corp.	189,196	1,753,847
Asbury Automotive Group, Inc. *	52,147	9,579,925

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Barnes & Noble Education, Inc. *	99,089	301,231
Bed Bath & Beyond, Inc. *	217,804	2,964,312
Big 5 Sporting Goods Corp. (a)	47,222	683,302
Big Lots, Inc.	68,623	2,120,451
Boot Barn Holdings, Inc. *	65,846	5,930,091
Caleres, Inc.	82,841	1,899,544
Camping World Holdings, Inc., Class A	94,225	2,419,698
CarLotz, Inc. *	158,021	140,307
CarParts.com, Inc. *	110,084	659,403
Chico's FAS, Inc. *	271,563	1,439,284
Citi Trends, Inc. *	17,952	502,117
Conn's, Inc. *	40,298	630,664
Designer Brands, Inc., Class A	137,065	1,894,238
Dillard's, Inc., Class A	12,220	3,712,558
Duluth Holdings, Inc., Class B *	27,709	339,435
Franchise Group, Inc.	63,605	2,371,830
Funko, Inc., Class A *	60,674	988,379
Genesco, Inc. *	32,411	2,010,454
Greenlane Holdings, Inc., Class A *	34,625	11,946
Group 1 Automotive, Inc.	37,515	6,532,862
Groupon, Inc. *	53,375	1,041,346
GrowGeneration Corp. *	123,231	728,295
Guess?, Inc.	90,874	2,041,939
Haverty Furniture Cos., Inc.	36,273	900,659
Hibbett, Inc.	30,991	1,338,191
JOANN, Inc. (a)	24,706	257,931
Kirkland's, Inc. *	28,239	204,168
Lands' End, Inc. *	32,453	454,991
Lazydays Holdings, Inc. *	17,084	331,942
Liquidity Services, Inc. *	51,576	743,726
LL Flooring Holdings, Inc. *	64,333	888,439
Lulu's Fashion Lounge Holdings, Inc. *	12,557	121,049
Macy's, Inc.	679,079	16,413,339
MarineMax, Inc. *	47,463	1,942,186
Monro, Inc.	74,804	3,420,787
Murphy USA, Inc.	52,511	12,266,570
National Vision Holdings, Inc. *	186,838	7,034,451
OneWater Marine, Inc., Class A	24,433	798,715
Overstock.com, Inc. *	96,781	3,247,970
Party City Holdco, Inc. *	249,480	770,893
PetMed Express, Inc.	46,091	1,009,393
Porch Group, Inc. *	169,849	628,441
Quotient Technology, Inc. *	203,540	1,080,797
Rent the Runway, Inc., Class A *(a)	39,894	252,928
Rent-A-Center, Inc.	148,442	3,580,421
Revolve Group, Inc. *	80,846	3,416,552
Sally Beauty Holdings, Inc. *	247,189	3,737,498
Shift Technologies, Inc. *(a)	137,301	183,983
Shoe Carnival, Inc.	39,898	1,204,521
Shutterstock, Inc.	52,655	3,987,037
Signet Jewelers Ltd.	119,019	8,355,134
Sleep Number Corp. *	50,151	2,034,125
Sonic Automotive, Inc., Class A	48,517	2,064,398
Sportsman's Warehouse Holdings, Inc. *	98,081	942,558
Stitch Fix, Inc., Class A *	184,003	1,748,029
The Aaron's Co., Inc.	70,007	1,437,244
The Buckle, Inc.	66,725	2,072,478
The Cato Corp., Class A	42,922	581,593
The Children's Place, Inc. *	31,063	1,439,149
The Container Store Group, Inc. *	70,428	538,774
The ODP Corp. *	103,900	4,470,817
The RealReal, Inc. *	179,682	973,876
Tilly's, Inc., Class A	51,079	450,517
Torrid Holdings, Inc. *	41,132	241,034
TravelCenters of America, Inc. *	28,267	1,074,429
Urban Outfitters, Inc. *	154,406	3,674,863
Winmark Corp.	7,770	1,578,864
Xometry, Inc., Class A *	55,639	1,826,072
SECURITY	NUMBER OF SHARES	VALUE ($)
Zumiez, Inc. *	43,907	1,608,313
		178,306,451

Semiconductors & Semiconductor Equipment 3.1%
Alpha & Omega Semiconductor Ltd. *	48,747	2,091,246
Ambarella, Inc. *	79,491	6,524,621
Amkor Technology, Inc.	229,863	4,323,723
Atomera, Inc. *(a)	45,901	479,665
Axcelis Technologies, Inc. *	74,180	4,039,101
AXT, Inc. *	89,673	529,071
CEVA, Inc. *	50,542	1,836,696
CMC Materials, Inc.	63,911	11,434,317
Cohu, Inc. *	108,087	2,870,791
Credo Technology Group Holding Ltd. *	49,141	542,517
Diodes, Inc. *	98,152	7,168,041
FormFactor, Inc. *	174,924	6,666,354
Ichor Holdings Ltd. *	63,740	1,855,471
Impinj, Inc. *	42,491	2,093,107
Kopin Corp. *	177,174	283,478
Kulicke & Soffa Industries, Inc.	137,904	6,400,125
Lattice Semiconductor Corp. *	305,625	14,682,225
MACOM Technology Solutions Holdings, Inc. *	111,372	5,674,403
MaxLinear, Inc. *	159,818	7,650,488
Meta Materials, Inc. *(a)	456,179	547,415
NeoPhotonics Corp. *	117,683	1,781,721
NVE Corp.	10,646	493,761
Onto Innovation, Inc. *	109,674	7,802,208
PDF Solutions, Inc. *	67,620	1,572,165
Photronics, Inc. *	134,470	2,015,705
Power Integrations, Inc.	132,608	10,608,640
Rambus, Inc. *	244,395	6,087,879
Semtech Corp. *	145,626	8,679,310
Silicon Laboratories, Inc. *	85,352	11,514,838
SiTime Corp. *	36,404	6,136,622
SkyWater Technology, Inc. *	17,702	108,336
SMART Global Holdings, Inc. *	109,472	2,480,636
SunPower Corp. *	180,168	2,974,574
Synaptics, Inc. *	89,217	13,243,372
Ultra Clean Holdings, Inc. *	99,982	3,116,439
Veeco Instruments, Inc. *	112,383	2,575,818
		168,884,879

Software & Services 7.0%
8x8, Inc. *	254,388	2,332,738
A10 Networks, Inc.	135,609	1,936,497
ACI Worldwide, Inc. *	265,721	7,339,214
Agilysys, Inc. *	48,134	1,771,813
Alarm.com Holdings, Inc. *	106,575	6,509,601
Alkami Technology, Inc. *	63,382	830,304
Altair Engineering, Inc., Class A *	104,253	5,663,023
American Software, Inc., Class A	71,438	1,221,590
Appfolio, Inc., Class A *	42,939	4,459,645
Appian Corp. *	88,616	4,235,845
Arteris, Inc. *	12,296	144,970
Asana, Inc., Class A *	164,498	4,408,546
Avaya Holdings Corp. *	188,813	1,746,520
AvidXchange Holdings, Inc. *	57,506	470,974
Benefitfocus, Inc. *	56,854	605,495
BigCommerce Holdings, Inc. *	109,662	1,959,660
Blackbaud, Inc. *	107,676	6,246,285
Blackline, Inc. *	122,087	8,185,933
Bottomline Technologies (DE), Inc. *	99,469	5,631,935
Box, Inc., Class A *	307,585	9,418,253
Brightcove, Inc. *	90,871	640,641
BTRS Holdings, Inc., Class A *	214,546	1,441,749

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cantaloupe, Inc. *	130,018	711,198
Cass Information Systems, Inc.	31,231	1,208,952
Cerence, Inc. *	88,713	2,617,033
ChannelAdvisor Corp. *	65,773	954,366
Cleanspark, Inc. *(a)	88,992	577,558
CommVault Systems, Inc. *	100,347	6,121,167
Conduent, Inc. *	377,399	2,124,756
Consensus Cloud Solutions, Inc. *	36,367	1,917,268
CoreCard Corp. *	16,178	368,697
Couchbase, Inc. *	52,392	890,664
CS Disco, Inc. *	35,368	1,086,151
CSG Systems International, Inc.	72,434	4,452,518
Digimarc Corp. *	28,471	736,545
Digital Turbine, Inc. *	204,212	6,463,310
DigitalOcean Holdings, Inc. *	114,089	4,498,529
Domo, Inc., Class B *	64,255	2,661,442
E2open Parent Holdings, Inc. *	448,033	3,467,775
Ebix, Inc.	59,776	1,781,325
eGain Corp. *	46,724	483,593
Enfusion, Inc., Class A *	49,005	625,794
EngageSmart, Inc. *	36,135	754,499
Envestnet, Inc. *	122,332	9,742,520
EverCommerce, Inc. *	66,884	828,024
EVERTEC, Inc.	136,207	5,366,556
Evo Payments, Inc., Class A *	106,392	2,397,012
ExlService Holdings, Inc. *	73,933	10,065,978
Flywire Corp. *	126,613	3,862,963
GreenBox POS *(a)	40,092	144,732
Grid Dynamics Holdings, Inc. *	102,917	1,432,605
GTY Technology Holdings, Inc. *	73,078	445,045
I3 Verticals, Inc., Class A *	48,322	1,326,439
IBEX Holdings Ltd. *	12,767	197,761
Instructure Holdings, Inc. *	27,455	496,936
Intapp, Inc. *	30,838	769,100
InterDigital, Inc.	69,667	3,960,569
International Money Express, Inc. *	73,345	1,457,365
JFrog Ltd. *	121,112	2,527,607
Kaltura, Inc. *(a)	122,793	190,329
Limelight Networks, Inc. *	281,606	1,005,333
LivePerson, Inc. *	148,150	3,351,153
LiveRamp Holdings, Inc. *	148,618	4,654,716
Marathon Digital Holdings, Inc. *(a)	214,776	3,350,506
Maximus, Inc.	138,071	10,062,614
MeridianLink, Inc. *	50,540	816,221
MicroStrategy, Inc., Class A *	21,178	7,500,612
Mimecast Ltd. *	139,615	11,124,523
Mitek Systems, Inc. *	96,829	1,081,580
Model N, Inc. *	81,708	2,111,335
Momentive Global, Inc. *	297,983	4,714,091
MoneyGram International, Inc. *	201,633	2,042,542
ON24, Inc. *	61,609	780,586
OneSpan, Inc. *	80,444	1,136,674
PagerDuty, Inc. *	186,982	5,342,076
Paya Holdings, Inc. *	193,542	985,129
Perficient, Inc. *	73,299	7,286,654
Ping Identity Holding Corp. *	136,901	3,577,223
Priority Technology Holdings, Inc. *	25,204	120,979
Progress Software Corp.	99,056	4,752,707
PROS Holdings, Inc. *	89,686	2,504,930
Q2 Holdings, Inc. *	123,114	6,368,687
Qualys, Inc. *	76,775	10,462,897
Rackspace Technology, Inc. *	122,389	1,210,427
Rapid7, Inc. *	126,695	12,101,906
Rekor Systems, Inc. *	74,018	219,833
Remitly Global, Inc. *	28,657	318,093
Repay Holdings Corp. *	194,359	2,600,523
Rimini Street, Inc. *	99,461	572,895
Riot Blockchain, Inc. *(a)	242,178	2,455,685
SECURITY	NUMBER OF SHARES	VALUE ($)
SailPoint Technologies Holdings, Inc. *	206,031	13,150,959
Sapiens International Corp. N.V. *	70,030	1,627,497
SecureWorks Corp., Class A *	20,589	227,303
ShotSpotter, Inc. *	19,028	522,319
Smith Micro Software, Inc. *	107,460	330,977
Sprout Social, Inc., Class A *	101,749	6,235,179
SPS Commerce, Inc. *	81,261	9,721,253
StarTek, Inc. *	37,837	141,889
Stronghold Digital Mining, Inc., Class A *	15,965	62,264
Sumo Logic, Inc. *	200,664	1,882,228
Telos Corp. *	89,446	696,784
Tenable Holdings, Inc. *	207,917	11,483,256
The Hackett Group, Inc.	55,098	1,294,252
TTEC Holdings, Inc.	41,658	3,074,777
Tucows, Inc., Class A *	22,219	1,280,259
Unisys Corp. *	148,186	2,105,723
Upland Software, Inc. *	64,462	961,773
UserTesting, Inc. *(a)	20,306	158,590
Varonis Systems, Inc. *	241,152	10,417,766
Verint Systems, Inc. *	145,018	7,912,182
Veritone, Inc. *	63,795	690,900
Verra Mobility Corp. *	342,454	4,804,630
Viant Technology, Inc., Class A *	25,249	148,464
VirnetX Holding Corp. *	146,115	207,483
Vonage Holdings Corp. *	571,133	11,399,815
Weave Communications, Inc. *(a)	10,114	47,940
Workiva, Inc. *	96,436	9,307,038
Xperi Holding Corp.	236,481	3,689,104
Yext, Inc. *	256,781	1,486,762
Zuora, Inc., Class A *	255,378	3,107,950
		389,706,358

Technology Hardware & Equipment 3.3%
3D Systems Corp. *	279,562	3,170,233
908 Devices, Inc. *	46,689	828,730
ADTRAN, Inc.	110,725	1,925,508
Advanced Energy Industries, Inc.	85,047	6,507,796
Aeva Technologies, Inc. *	238,162	781,171
Akoustis Technologies, Inc. *	115,303	511,945
Arlo Technologies, Inc. *	189,531	1,466,970
Aviat Networks, Inc. *	24,654	737,155
Avid Technology, Inc. *	81,639	2,588,773
Badger Meter, Inc.	65,854	5,313,759
Belden, Inc.	99,547	5,139,612
Benchmark Electronics, Inc.	79,341	1,885,142
CalAmp Corp. *	79,227	433,372
Calix, Inc. *	124,271	4,959,656
Cambium Networks Corp. *	23,938	365,533
Casa Systems, Inc. *	71,938	352,496
Clearfield, Inc. *	25,509	1,485,389
Comtech Telecommunications Corp.	58,276	792,554
Corsair Gaming, Inc. *(a)	62,004	938,121
CTS Corp.	72,015	2,547,171
Daktronics, Inc. *	83,745	280,546
Diebold Nixdorf, Inc. *	163,737	671,322
Digi International, Inc. *	78,302	1,481,474
DZS, Inc. *	39,392	476,249
Eastman Kodak Co. *	99,817	516,054
EMCORE Corp. *	81,570	281,417
ePlus, Inc. *	59,948	3,385,863
Extreme Networks, Inc. *	286,371	2,749,162
Fabrinet *	83,252	8,174,514
FARO Technologies, Inc. *	40,954	1,404,313
Harmonic, Inc. *	203,560	1,689,548
Identiv, Inc. *	48,363	589,545
II-VI, Inc. *	238,573	14,603,053
Infinera Corp. *	412,216	3,169,941

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Inseego Corp. *	190,186	542,030
Insight Enterprises, Inc. *	77,621	7,713,199
Iteris, Inc. *	95,221	245,670
Itron, Inc. *	101,896	4,868,591
Kimball Electronics, Inc. *	54,516	972,565
Knowles Corp. *	198,039	3,667,682
KVH Industries, Inc. *	33,299	265,393
Luna Innovations, Inc. *	69,352	382,823
Methode Electronics, Inc.	83,317	3,716,771
MicroVision, Inc. *	368,577	1,190,504
Napco Security Technologies, Inc. *	65,970	1,154,475
NETGEAR, Inc. *	64,755	1,405,183
NetScout Systems, Inc. *	158,029	4,867,293
nLight, Inc. *	97,733	1,285,189
Novanta, Inc. *	79,460	10,226,502
OSI Systems, Inc. *	37,552	2,970,363
Ouster, Inc. *	289,636	958,695
PAR Technology Corp. *	56,855	1,878,489
PC Connection, Inc.	24,789	1,226,808
Plantronics, Inc. *	96,166	3,833,177
Plexus Corp. *	62,980	5,110,197
Quantum Corp. *	129,346	241,877
Ribbon Communications, Inc. *	159,085	548,843
Rogers Corp. *	42,106	11,398,936
Sanmina Corp. *	141,015	5,766,103
ScanSource, Inc. *	56,846	1,946,407
Super Micro Computer, Inc. *	100,357	4,225,030
TTM Technologies, Inc. *	235,097	3,279,603
Turtle Beach Corp. *	34,668	576,876
Velodyne Lidar, Inc. *	172,630	324,544
Viavi Solutions, Inc. *	517,808	7,425,367
Vishay Intertechnology, Inc.	299,869	5,586,559
Vishay Precision Group, Inc. *	27,915	871,227
		182,877,058

Telecommunication Services 0.7%
Anterix, Inc. *	26,014	1,348,566
ATN International, Inc.	25,118	992,161
Bandwidth, Inc., Class A *	51,989	1,149,997
Cogent Communications Holdings, Inc.	96,031	5,617,814
Consolidated Communications Holdings, Inc. *	165,295	983,505
EchoStar Corp., Class A *	84,449	1,971,884
Globalstar, Inc. *	1,359,748	1,577,308
Gogo, Inc. *(a)	133,223	2,452,635
IDT Corp., Class B *	32,318	855,781
Iridium Communications, Inc. *	266,020	9,499,574
Liberty Latin America Ltd., Class A *	91,464	845,127
Liberty Latin America Ltd., Class C *	347,933	3,214,901
Ooma, Inc. *	49,933	641,140
Radius Global Infrastructure, Inc., Class A *	163,029	2,024,820
Shenandoah Telecommunications Co.	109,126	2,204,345
Telephone & Data Systems, Inc.	227,563	4,168,954
Telesat Corp. *	15,910	178,828
United States Cellular Corp. *	34,095	981,254
		40,708,594

Transportation 1.9%
Air Transport Services Group, Inc. *	132,922	4,160,459
Allegiant Travel Co. *	34,530	5,358,711
ArcBest Corp.	57,015	4,114,202
Atlas Air Worldwide Holdings, Inc. *	64,817	4,468,484
Avis Budget Group, Inc. *	93,070	24,912,047
Costamare, Inc.	118,479	1,588,803
Covenant Logistics Group, Inc.	26,822	550,924
SECURITY	NUMBER OF SHARES	VALUE ($)
Daseke, Inc. *	90,639	761,368
Eagle Bulk Shipping, Inc.	20,342	1,266,086
Forward Air Corp.	60,391	5,856,115
Frontier Group Holdings, Inc. *	77,349	820,673
Genco Shipping & Trading Ltd.	72,593	1,599,224
Hawaiian Holdings, Inc. *	113,969	1,932,914
Heartland Express, Inc.	106,585	1,470,873
Hub Group, Inc., Class A *	74,558	5,007,315
HyreCar, Inc. *	37,170	57,985
Marten Transport Ltd.	134,504	2,337,679
Matson, Inc.	93,585	8,050,182
Mesa Air Group, Inc. *	79,154	269,124
P.A.M. Transportation Services, Inc. *	16,040	487,456
Radiant Logistics, Inc. *	87,141	502,804
Safe Bulkers, Inc.	141,194	580,307
Saia, Inc. *	59,759	12,307,964
SkyWest, Inc. *	112,695	3,285,059
Spirit Airlines, Inc. *	221,439	5,228,175
Sun Country Airlines Holdings, Inc. *	72,652	1,998,656
Universal Logistics Holdings, Inc.	17,009	344,942
US Xpress Enterprises, Inc., Class A *	61,005	201,927
Werner Enterprises, Inc.	136,609	5,413,815
Yellow Corp. *	112,990	506,195
		105,440,468

Utilities 3.1%
ALLETE, Inc.	118,233	7,015,946
American States Water Co.	83,045	6,532,320
Artesian Resources Corp., Class A	18,292	850,578
Avista Corp.	159,459	6,469,252
Black Hills Corp.	144,105	10,554,250
Brookfield Infrastructure Corp., Class A	143,200	10,155,744
Cadiz, Inc. *	46,823	92,709
California Water Service Group	118,449	6,143,950
Chesapeake Utilities Corp.	38,810	4,857,848
Clearway Energy, Inc., Class A	78,606	2,233,982
Clearway Energy, Inc., Class C	184,593	5,635,624
Global Water Resources, Inc.	27,990	400,817
MGE Energy, Inc.	81,932	6,380,045
Middlesex Water Co.	38,924	3,462,290
New Jersey Resources Corp.	217,516	9,387,991
Northwest Natural Holding Co.	68,781	3,289,795
NorthWestern Corp.	122,177	6,926,214
ONE Gas, Inc.	118,767	10,020,372
Ormat Technologies, Inc.	102,061	7,930,140
Otter Tail Corp.	92,529	5,362,981
PNM Resources, Inc.	192,746	8,993,528
Portland General Electric Co.	202,661	9,591,945
Pure Cycle Corp. *	44,844	468,620
SJW Group	62,352	3,678,768
South Jersey Industries, Inc.	231,857	7,927,191
Southwest Gas Holdings, Inc.	148,459	13,080,722
Spire, Inc.	114,145	8,304,049
Sunnova Energy International, Inc. *	193,879	3,348,290
The York Water Co.	29,186	1,128,914
Unitil Corp.	35,247	1,797,597
Via Renewables, Inc.	27,362	195,365
		172,217,837
Total Common Stocks (Cost $4,465,432,105)		5,522,473,739

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

Health Care Equipment & Services 0.0%
Pulse Biosciences, Inc. expires 05/23/22 *(b)	30,780	0

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	174,886	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	27,867	67,928
Oncternal Therapeutics, Inc. CVR *(a)(b)	1,506	3,087
Tobira Therapeutics, Inc. CVR *(b)	14,029	167,575
Zogenix, Inc. CVR *(b)	124,832	84,886
		323,476
Total Rights (Cost $88,815)		338,359

SECURITY	NUMBER OF SHARES/ FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (c)(d)	42,078,528	42,078,528

Time Deposits 0.6%
BNP Paribas SA
0.13%, 05/02/22 (e)	32,765,746	32,765,746
Total Short-Term Investments (Cost $74,844,274)		74,844,274
Total Investments in Securities (Cost $4,540,365,194)		5,597,656,372

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/17/22	184	17,123,960	(887,786)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $39,084,099.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.
(e)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$5,298,732,839	$—	$—	$5,298,732,839
Materials	223,740,900	—	0*	223,740,900
Rights [1]
Health Care Equipment & Services	—	—	0*	0
Media & Entertainment	—	—	14,883	14,883
Pharmaceuticals, Biotechnology & Life Sciences	—	—	323,476	323,476
Short-Term Investments[1]	42,078,528	—	—	42,078,528
Time Deposits	—	32,765,746	—	32,765,746
Liabilities
Futures Contracts[2]	(887,786)	—	—	(887,786)
Total	$5,563,664,481	$32,765,746	$338,359	$5,596,768,586

*	Level 3 amount shown includes securities determined to have no value at April 30, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $4,540,365,194) including securities on loan of $39,084,099		$5,597,656,372
Deposit with broker for futures contracts		2,160,000
Receivables:
Fund shares sold		4,975,087
Dividends		1,486,348
Income from securities on loan		235,472
Investments sold	+	84,886
Total assets		5,606,598,165
Liabilities
Collateral held for securities on loan		42,078,528
Payables:
Investments bought		18,378,338
Fund shares redeemed		7,276,927
Variation margin on futures contracts		474,166
Investment adviser fees	+	201,715
Total liabilities		68,409,674
Net assets		$5,538,188,491
Net Assets by Source
Capital received from investors		$4,596,636,501
Total distributable earnings	+	941,551,990
Net assets		$5,538,188,491

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,538,188,491		185,053,730		$29.93

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $41,864)		$43,109,808
Interest received from securities - unaffiliated		3,610
Securities on loan, net	+	1,288,642
Total investment income		44,402,060
Expenses
Investment adviser fees		1,238,526
Total expenses	–	1,238,526
Net investment income		43,163,534
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		33,791,086
Net realized losses on futures contracts	+	(6,512,033)
Net realized gains		27,279,053
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(1,302,850,758)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(1,343,953)
Net change in unrealized appreciation (depreciation)	+	(1,304,194,711)
Net realized and unrealized losses		(1,276,915,658)
Decrease in net assets resulting from operations		($1,233,752,124)

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$43,163,534	$58,753,702
Net realized gains		27,279,053	428,156,754
Net change in unrealized appreciation (depreciation)	+	(1,304,194,711)	1,575,126,021
Increase (decrease) in net assets resulting from operations		($1,233,752,124)	$2,062,036,477
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($531,629,821)	($129,889,789)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		24,007,136	$832,144,518	42,300,482	$1,579,406,837
Shares reinvested		12,345,025	436,396,621	3,127,037	106,319,237
Shares redeemed	+	(16,099,311)	(551,966,682)	(27,339,753)	(1,019,048,338)
Net transactions in fund shares		20,252,850	$716,574,457	18,087,766	$666,677,736
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		164,800,880	$6,586,995,979	146,713,114	$3,988,171,555
Total increase (decrease)	+	20,252,850	(1,048,807,488)	18,087,766	2,598,824,424
End of period		185,053,730	$5,538,188,491	164,800,880	$6,586,995,979

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$81.64	$57.62	$53.42	$48.38	$46.25	$38.19
Income (loss) from investment operations:
Net investment income (loss)[1]	0.53	1.00	1.07	0.99	0.88	0.80
Net realized and unrealized gains (losses)	(10.15)	24.10	4.21	5.18	2.12	8.19
Total from investment operations	(9.62)	25.10	5.28	6.17	3.00	8.99
Less distributions:
Distributions from net investment income	(0.96)	(1.08)	(0.94)	(0.90)	(0.76)	(0.74)
Distributions from net realized gains	(0.24)	—	(0.14)	(0.23)	(0.11)	(0.19)
Total distributions	(1.20)	(1.08)	(1.08)	(1.13)	(0.87)	(0.93)
Net asset value at end of period	$70.82	$81.64	$57.62	$53.42	$48.38	$46.25
Total return	(11.97%) [2]	44.01%	9.94%	13.37%	6.51%	23.89%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03% [3]	0.03%	0.03%	0.03%	0.03%	0.05% [4]
Net operating expenses	N/A	N/A	N/A	N/A	N/A [5]	0.05% [4]
Net investment income (loss)	1.36% [3]	1.37%	1.96%	1.99%	1.80%	1.89%
Portfolio turnover rate	1% [2]	3%	4%	3%	4%	2%
Net assets, end of period (x 1,000,000)	$16,712	$18,232	$11,487	$10,220	$8,410	$6,720

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
[5]	Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.3%
Adient plc *	37,358	1,275,402
American Axle & Manufacturing Holdings, Inc. *	47,903	317,118
Aptiv plc *	108,505	11,544,932
Arcimoto, Inc. *(a)	15,996	53,747
Autoliv, Inc.	31,501	2,320,994
BorgWarner, Inc.	95,687	3,524,152
Canoo, Inc. *(a)	57,247	274,786
Cooper-Standard Holdings, Inc. *	6,229	28,716
Dana, Inc.	58,311	863,586
Dorman Products, Inc. *	11,245	1,110,106
Faraday Future Intelligent Electric, Inc. *	77,119	198,967
Fisker, Inc. *(a)	57,294	576,378
Ford Motor Co.	1,577,478	22,337,088
Fox Factory Holding Corp. *	17,484	1,431,590
Garrett Motion, Inc. *	22,121	147,547
General Motors Co. *	583,556	22,122,608
Gentex Corp.	94,277	2,767,030
Gentherm, Inc. *	13,478	908,687
Harley-Davidson, Inc.	61,197	2,230,631
Holley, Inc. *	14,621	154,105
Horizon Global Corp. *	7,908	29,418
LCI Industries	9,962	969,502
Lear Corp.	24,231	3,100,114
Lordstown Motors Corp., Class A *(a)	54,888	119,656
Lucid Group, Inc. *	223,532	4,041,458
Luminar Technologies, Inc. *	91,347	1,129,962
Modine Manufacturing Co. *	20,348	160,749
Motorcar Parts of America, Inc. *	7,218	109,786
NII Holdings, Inc. Escrow *(b)	28,127	14,063
Patrick Industries, Inc.	9,154	569,836
QuantumScape Corp. *(a)	103,005	1,538,895
Rivian Automotive, Inc., Class A *(a)	64,378	1,946,791
Solid Power, Inc. *(a)	45,772	371,669
Standard Motor Products, Inc.	7,798	332,819
Stoneridge, Inc. *	10,196	200,963
Strattec Security Corp. *	1,500	53,175
Superior Industries International, Inc. *	10,350	33,430
Tenneco, Inc., Class A *	29,923	513,778
Tesla, Inc. *	335,767	292,372,473
The Goodyear Tire & Rubber Co. *	113,624	1,513,472
Thor Industries, Inc.	22,679	1,736,077
Visteon Corp. *	11,122	1,164,585
Winnebago Industries, Inc.	13,384	711,761
Workhorse Group, Inc. *(a)	57,052	171,726
XL Fleet Corp. *	41,341	57,877
XPEL, Inc. *	6,404	277,101
		387,429,306

SECURITY	NUMBER OF SHARES	VALUE ($)
Banks 4.1%
1st Source Corp.	6,818	295,015
ACNB Corp.	3,797	129,971
Allegiance Bancshares, Inc.	7,406	302,609
Amalgamated Financial Corp.	7,518	132,242
Amerant Bancorp, Inc.	10,892	289,618
American National Bankshares, Inc.	4,310	149,729
Ameris Bancorp	26,165	1,091,081
Ames National Corp.	4,056	94,910
Arrow Financial Corp.	6,563	205,422
Associated Banc-Corp.	60,708	1,211,125
Atlantic Union Bankshares Corp.	30,461	1,028,973
Axos Financial, Inc. *	20,982	794,798
Banc of California, Inc.	23,171	418,005
BancFirst Corp.	7,367	602,252
Bank First Corp.	2,265	160,136
Bank of America Corp.	2,851,204	101,730,959
Bank of Hawaii Corp.	16,158	1,201,186
Bank of Marin Bancorp	6,982	218,257
Bank OZK	48,609	1,867,558
BankFinancial Corp.	6,650	67,897
BankUnited, Inc.	34,329	1,288,711
Bankwell Financial Group, Inc.	2,376	80,784
Banner Corp.	13,612	730,964
Bar Harbor Bankshares	7,294	190,446
Baycom Corp.	4,870	110,306
BCB Bancorp, Inc.	7,033	132,502
Berkshire Hills Bancorp, Inc.	19,410	480,203
Blue Foundry Bancorp *	11,584	146,190
Blue Ridge Bankshares, Inc.	5,700	83,049
BOK Financial Corp.	12,013	996,238
Bridgewater Bancshares, Inc. *	9,163	146,791
Brookline Bancorp, Inc.	29,876	432,007
Business First Bancshares, Inc.	7,335	162,544
Byline Bancorp, Inc.	10,064	236,101
C&F Financial Corp.	1,200	62,160
Cadence Bank	75,313	1,885,838
California BanCorp *	2,455	53,396
Cambridge Bancorp	2,775	226,745
Camden National Corp.	5,912	264,562
Capital Bancorp, Inc.	2,904	65,369
Capital City Bank Group, Inc.	5,225	133,812
Capitol Federal Financial, Inc.	53,758	517,690
Capstar Financial Holdings, Inc.	7,423	149,573
Carter Bankshares, Inc. *	9,825	160,737
Cathay General Bancorp	29,945	1,200,495
CB Financial Services, Inc.	2,090	48,885
CBTX, Inc.	7,451	212,503
Central Pacific Financial Corp.	11,063	267,503
Central Valley Community Bancorp	3,755	72,509
CF Bankshares, Inc.	3,155	66,634
Chemung Financial Corp.	2,055	97,571
ChoiceOne Financial Services, Inc.	2,484	61,951
Citigroup, Inc.	794,957	38,324,877
Citizens & Northern Corp.	5,947	139,219
Citizens Community Bancorp Inc/WI	3,309	43,381
Citizens Financial Group, Inc.	198,976	7,839,654

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Citizens Holdings Co.	2,977	55,075
City Holding Co.	5,897	456,310
Civista Bancshares, Inc.	5,755	119,819
CNB Financial Corp.	7,060	175,441
Coastal Financial Corp. *	3,761	154,351
Codorus Valley Bancorp, Inc.	2,828	67,589
Colony Bankcorp, Inc.	7,200	123,408
Columbia Banking System, Inc.	31,984	898,111
Columbia Financial, Inc. *	14,863	281,654
Comerica, Inc.	52,609	4,308,677
Commerce Bancshares, Inc.	45,242	3,093,196
Community Bank System, Inc.	21,362	1,375,713
Community Trust Bancorp, Inc.	6,513	259,283
ConnectOne Bancorp, Inc.	14,768	411,436
CrossFirst Bankshares, Inc. *	17,386	222,715
Cullen/Frost Bankers, Inc.	22,615	2,991,738
Customers Bancorp, Inc. *	12,292	517,124
CVB Financial Corp.	54,465	1,253,784
Dime Community Bancshares, Inc.	13,235	416,108
Eagle Bancorp Montana, Inc.	2,758	55,987
Eagle Bancorp, Inc.	12,531	630,936
East West Bancorp, Inc.	56,357	4,018,254
Eastern Bankshares, Inc.	68,264	1,307,938
Enterprise Bancorp, Inc.	4,403	149,482
Enterprise Financial Services Corp.	14,772	652,479
Equity Bancshares, Inc., Class A	6,265	191,270
Esquire Financial Holdings, Inc. *	3,488	125,568
ESSA Bancorp, Inc.	3,176	54,627
Essent Group Ltd.	43,661	1,769,580
Evans Bancorp, Inc.	2,622	99,951
F.N.B. Corp.	134,293	1,547,055
Farmers & Merchants Bancorp, Inc.	4,577	175,070
Farmers National Banc Corp.	11,790	180,623
FB Financial Corp.	14,601	562,577
Federal Agricultural Mortgage Corp., Class C	4,048	414,637
Fidelity D&D Bancorp, Inc.	2,594	96,419
Fifth Third Bancorp	275,198	10,328,181
Finance Of America Cos., Inc., Class A *	18,960	42,850
Financial Institutions, Inc.	6,134	170,771
Finward Bancorp	1,806	72,023
First BanCorp	79,325	1,079,613
First BanCorp (North Carolina)	14,206	532,157
First Bank	6,451	91,991
First Busey Corp.	21,193	476,207
First Business Financial Services, Inc.	2,369	82,133
First Capital, Inc.	1,074	39,727
First Citizens BancShares, Inc., Class A	5,327	3,405,977
First Commonwealth Financial Corp.	36,503	492,060
First Community Bankshares, Inc.	6,431	171,258
First Community Corp.	4,537	89,923
First Financial Bancorp	37,574	768,388
First Financial Bankshares, Inc.	52,979	2,118,100
First Financial Corp.	4,975	212,035
First Financial Northwest, Inc.	2,960	50,616
First Foundation, Inc.	20,219	449,266
First Guaranty Bancshares, Inc.	2,887	66,401
First Hawaiian, Inc.	50,862	1,200,852
First Horizon Corp.	214,094	4,791,424
First Internet Bancorp	3,435	132,213
First Interstate BancSystem, Inc., Class A	33,003	1,073,258
First Merchants Corp.	22,926	898,470
First Mid Bancshares, Inc.	7,244	261,074
First National Corp/VA	2,648	55,952
First Northwest Bancorp	3,416	71,634
SECURITY	NUMBER OF SHARES	VALUE ($)
First Republic Bank	72,083	10,756,225
First Savings Financial Group, Inc.	2,580	64,345
First United Corp.	2,902	65,034
First Western Financial, Inc. *	2,700	88,614
Five Star Bancorp	2,089	52,121
Flagstar Bancorp, Inc.	20,787	733,781
Flushing Financial Corp.	11,960	257,140
FNCB Bancorp, Inc.	8,643	77,960
Franklin Financial Services Corp.	1,992	64,581
FS Bancorp, Inc.	3,250	95,518
Fulton Financial Corp.	64,252	974,703
FVCBankcorp, Inc. *	3,533	72,992
German American Bancorp, Inc.	10,374	364,127
Glacier Bancorp, Inc.	42,998	1,967,588
Great Southern Bancorp, Inc.	4,382	248,635
Greene County Bancorp, Inc.	1,606	83,849
Guaranty Bancshares, Inc.	3,254	111,938
Hancock Whitney Corp.	34,250	1,601,872
Hanmi Financial Corp.	11,514	266,549
HarborOne Bancorp, Inc.	17,819	238,596
Hawthorn Bancshares, Inc.	1,910	49,927
HBT Financial, Inc.	4,303	73,926
Heartland Financial USA, Inc.	15,629	684,081
Heritage Commerce Corp.	26,977	302,952
Heritage Financial Corp.	13,595	329,271
Hilltop Holdings, Inc.	24,267	618,566
HMN Financial, Inc.	2,233	53,994
Home Bancorp, Inc.	3,387	129,824
Home BancShares, Inc.	59,965	1,296,443
HomeStreet, Inc.	8,248	334,786
HomeTrust Bancshares, Inc.	6,004	162,288
Hope Bancorp, Inc.	46,775	668,883
Horizon Bancorp, Inc.	16,744	292,685
Huntington Bancshares, Inc.	581,064	7,640,992
Independent Bank Corp.	19,345	1,492,660
Independent Bank Corp., Michigan	9,450	186,543
Independent Bank Group, Inc.	14,400	976,320
International Bancshares Corp.	22,040	876,972
Investar Holding Corp.	3,327	65,542
JPMorgan Chase & Co.	1,185,365	141,485,166
Kearny Financial Corp.	29,182	346,099
KeyCorp	369,764	7,140,143
Lakeland Bancorp, Inc.	25,893	389,172
Lakeland Financial Corp.	10,277	748,371
Landmark Bancorp, Inc.	1,884	48,136
LCNB Corp.	4,536	72,939
Live Oak Bancshares, Inc.	12,688	537,083
loanDepot, Inc., Class A	7,348	22,411
Luther Burbank Corp.	6,821	90,515
M&T Bank Corp.	72,215	12,033,908
Macatawa Bank Corp.	11,932	104,405
MainStreet Bancshares, Inc.	3,000	76,770
Malvern Bancorp, Inc. *	3,772	60,654
Mercantile Bank Corp.	5,614	176,280
Merchants Bancorp	10,608	249,500
Meridian Corp.	2,200	69,080
Meta Financial Group, Inc.	11,759	513,280
Metrocity Bankshares, Inc.	7,254	147,837
Metropolitan Bank Holding Corp. *	4,109	365,906
MGIC Investment Corp.	129,287	1,688,488
Mid Penn Bancorp, Inc.	5,299	136,873
Middlefield Banc Corp.	1,808	47,731
Midland States Bancorp, Inc.	8,103	213,595
MidWestOne Financial Group, Inc.	5,588	166,969
Mr Cooper Group, Inc. *	30,139	1,355,351
MVB Financial Corp.	4,658	186,599
National Bank Holdings Corp., Class A	12,545	458,018

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
National Bankshares, Inc.	2,688	92,467
NBT Bancorp, Inc.	17,646	621,139
New York Community Bancorp, Inc.	184,996	1,709,363
Nicolet Bankshares, Inc. *	4,999	406,819
NMI Holdings, Inc., Class A *	33,895	622,990
Northeast Bank	3,473	129,960
Northeast Community Bancorp, Inc.	7,802	87,538
Northfield Bancorp, Inc.	19,213	251,498
Northrim BanCorp, Inc.	2,596	104,022
Northwest Bancshares, Inc.	50,360	638,565
Norwood Financial Corp.	3,216	90,112
Oak Valley Bancorp	3,417	59,729
OceanFirst Financial Corp.	25,110	470,310
Ocwen Financial Corp. *	3,090	64,272
OFG Bancorp	20,772	552,120
Ohio Valley Banc Corp.	2,640	80,494
Old National Bancorp	117,524	1,781,664
Old Point Financial Corp.	2,934	76,255
Old Second Bancorp, Inc.	18,825	259,220
OP Bancorp	5,251	68,053
Origin Bancorp, Inc.	9,138	344,320
Orrstown Financial Services, Inc.	4,618	108,892
Pacific Premier Bancorp, Inc.	37,748	1,183,777
PacWest Bancorp	47,124	1,549,908
Park National Corp.	5,879	692,840
Parke Bancorp, Inc.	4,518	108,703
PCB Bancorp	6,102	130,278
PCSB Financial Corp.	6,385	116,973
Peapack-Gladstone Financial Corp.	6,653	206,176
Penns Woods Bancorp, Inc.	2,250	52,650
PennyMac Financial Services, Inc.	12,693	616,372
Peoples Bancorp of North Carolina, Inc.	2,090	57,036
Peoples Bancorp, Inc.	9,923	272,089
Peoples Financial Services Corp.	2,448	121,519
Pinnacle Financial Partners, Inc.	30,267	2,347,206
Pioneer Bancorp, Inc. *	7,267	75,577
Plumas Bancorp	2,267	79,798
Ponce Financial Group, Inc. *	10,983	114,223
Popular, Inc.	31,435	2,451,616
Preferred Bank	5,143	345,198
Premier Financial Corp.	14,638	388,493
Primis Financial Corp.	10,278	140,295
Professional Holding Corp., Class A *	5,294	118,480
Prosperity Bancshares, Inc.	37,615	2,459,269
Provident Bancorp, Inc.	6,035	96,077
Provident Financial Holdings, Inc.	3,562	54,107
Provident Financial Services, Inc.	31,084	687,889
Prudential Bancorp, Inc.	4,154	64,470
QCR Holdings, Inc.	5,706	309,779
Radian Group, Inc.	71,734	1,534,390
Randolph Bancorp Inc.	3,850	101,409
RBB Bancorp	6,159	131,741
Red River Bancshares, Inc.	1,976	107,198
Regions Financial Corp.	380,981	7,893,926
Renasant Corp.	21,908	652,639
Republic Bancorp, Inc., Class A	3,903	162,677
Republic First Bancorp, Inc. *	17,184	72,001
Richmond Mutual BanCorp., Inc.	4,348	71,220
Riverview Bancorp, Inc.	11,437	80,516
Rocket Cos., Inc., Class A (a)	52,095	461,041
S&T Bancorp, Inc.	15,960	451,030
Salisbury Bancorp, Inc.	1,174	62,457
Sandy Spring Bancorp, Inc.	17,451	685,301
SB Financial Group, Inc.	3,301	62,719
Seacoast Banking Corp. of Florida	23,023	748,248
Security National Financial Corp., Class A *	6,394	63,748
SECURITY	NUMBER OF SHARES	VALUE ($)
ServisFirst Bancshares, Inc.	19,673	1,580,135
Shore Bancshares, Inc.	7,388	148,720
Sierra Bancorp	5,893	128,173
Signature Bank	25,183	6,100,582
Silvergate Capital Corp., Class A *	12,191	1,425,859
Simmons First National Corp., Class A	49,982	1,193,070
SmartFinancial, Inc.	5,999	147,095
Sound Financial Bancorp, Inc.	1,714	65,115
South Plains Financial, Inc.	6,076	146,735
Southern First Bancshares, Inc. *	2,701	123,436
Southern Missouri Bancorp, Inc.	3,020	127,444
Southside Bancshares, Inc.	12,464	488,464
SouthState Corp.	30,873	2,390,805
Sterling Bancorp, Inc. *	12,015	82,062
Stock Yards Bancorp, Inc.	9,696	506,907
Summit Financial Group, Inc.	3,433	93,549
SVB Financial Group *	23,574	11,495,625
Synovus Financial Corp.	59,304	2,463,488
Territorial Bancorp, Inc.	4,386	99,606
Texas Capital Bancshares, Inc. *	20,625	1,059,300
TFS Financial Corp.	19,389	290,641
The Bancorp, Inc. *	23,768	539,296
The Bank of Princeton	1,590	47,732
The Community Financial Corp.	1,951	79,874
The First BanCorp, Inc.	3,885	109,363
The First Bancshares, Inc.	9,237	297,339
The First of Long Island Corp.	9,143	153,420
The Hingham Institution For Savings	701	226,472
The PNC Financial Services Group, Inc.	168,344	27,961,938
Timberland Bancorp, Inc.	4,336	114,514
Tompkins Financial Corp.	4,611	336,603
Towne Bank	26,093	719,384
TriCo Bancshares	11,458	430,248
TriState Capital Holdings, Inc. *	12,023	363,215
Triumph Bancorp, Inc. *	9,395	652,389
Truist Financial Corp.	535,573	25,894,955
TrustCo Bank Corp.	7,606	236,927
Trustmark Corp.	24,442	681,443
U.S. Bancorp	541,391	26,289,947
UMB Financial Corp.	17,070	1,539,373
Umpqua Holdings Corp.	86,074	1,423,664
United Bancshares, Inc.	1,702	57,681
United Bankshares, Inc.	55,224	1,836,750
United Community Banks, Inc.	41,466	1,249,785
United Security Bancshares	6,461	51,882
Unity Bancorp, Inc.	2,636	76,049
Univest Financial Corp.	11,205	282,366
UWM Holdings Corp. (a)	36,026	133,656
Valley National Bancorp	166,893	1,999,378
Velocity Financial, Inc. *	8,360	89,452
Veritex Holdings, Inc.	20,134	661,402
Virginia National Bankshares Corp.	2,875	98,785
Walker & Dunlop, Inc.	11,624	1,392,090
Washington Federal, Inc.	26,538	807,551
Washington Trust Bancorp, Inc.	7,405	347,591
Waterstone Financial, Inc.	8,861	142,308
Webster Financial Corp.	71,738	3,586,183
Wells Fargo & Co.	1,558,385	67,992,338
WesBanco, Inc.	25,094	809,031
West Bancorp, Inc.	6,313	157,825
Westamerica Bancorp	11,038	650,359
Western Alliance Bancorp	42,363	3,224,248
Western New England Bancorp, Inc.	10,349	88,898
William Penn Bancorp, Inc.	5,137	62,671
Wintrust Financial Corp.	23,500	2,052,020
WSFS Financial Corp.	26,075	1,044,825

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zions Bancorp NA	61,091	3,452,252
		678,301,428

Capital Goods 5.8%
3M Co.	228,814	32,999,555
A.O. Smith Corp.	52,388	3,061,031
AAON, Inc.	16,347	796,753
AAR Corp. *	13,299	624,787
Acuity Brands, Inc.	13,884	2,394,712
Advanced Drainage Systems, Inc.	22,663	2,322,051
Advent Technologies Holdings, Inc. *	14,101	27,497
AECOM	57,253	4,039,772
Aerojet Rocketdyne Holdings, Inc. *	30,309	1,211,754
AeroVironment, Inc. *	9,225	740,952
AerSale Corp. *	7,373	106,761
AGCO Corp.	24,610	3,135,314
AgEagle Aerial Systems, Inc. *(a)	34,491	27,803
Agrify Corp. *	6,729	19,447
Air Lease Corp.	43,635	1,757,618
Alamo Group, Inc.	3,894	492,357
Albany International Corp., Class A	12,832	1,003,719
Allegion plc	35,770	4,086,365
Allied Motion Technologies, Inc.	5,231	127,323
Allison Transmission Holdings, Inc.	41,264	1,544,924
Alta Equipment Group, Inc. *	12,019	135,214
Altra Industrial Motion Corp.	26,355	1,027,845
Ameresco, Inc., Class A *	12,448	627,877
American Superconductor Corp. *	9,332	49,740
American Woodmark Corp. *	7,275	340,834
AMETEK, Inc.	92,691	11,703,166
API Group Corp. *	85,408	1,585,172
Apogee Enterprises, Inc.	9,940	437,360
Applied Industrial Technologies, Inc.	15,114	1,582,285
Archer Aviation, Inc., Class A *	44,717	206,145
Arcosa, Inc.	19,870	1,063,641
Argan, Inc.	6,506	239,291
Armstrong World Industries, Inc.	19,062	1,613,789
Array Technologies, Inc. *	46,922	306,401
Astec Industries, Inc.	9,069	354,598
Astra Space, Inc. *(a)	47,686	152,595
Astronics Corp. *	9,549	92,530
Atkore, Inc. *	18,063	1,735,854
Axon Enterprise, Inc. *	27,395	3,073,719
AZZ, Inc.	10,075	459,823
Babcock & Wilcox Enterprises, Inc. *	19,797	148,675
Barnes Group, Inc.	18,378	617,133
Beacon Roofing Supply, Inc. *	22,597	1,347,459
Beam Global *	3,328	51,384
Berkshire Grey, Inc. *	16,368	39,774
Blink Charging Co. *	16,166	308,771
Bloom Energy Corp., Class A *	60,174	1,116,829
Blue Bird Corp. *	8,873	142,234
BlueLinx Holdings, Inc. *	3,850	256,679
Boise Cascade Co.	15,688	1,185,699
Bowman Consulting Group Ltd. *	3,474	57,981
Builders FirstSource, Inc. *	76,514	4,710,967
BWX Technologies, Inc.	36,693	1,905,101
Byrna Technologies, Inc. *	5,967	35,325
Cadre Holdings, Inc.	2,400	60,912
Carlisle Cos., Inc.	20,945	5,432,295
Carrier Global Corp.	342,596	13,111,149
Caterpillar, Inc.	216,884	45,662,757
ChargePoint Holdings, Inc. *(a)	68,717	889,198
Chart Industries, Inc. *	14,291	2,412,607
CIRCOR International, Inc. *	7,526	147,886
Columbus McKinnon Corp.	11,251	398,848
Comfort Systems USA, Inc.	14,313	1,208,303
SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial Vehicle Group, Inc. *	13,417	96,334
Concrete Pumping Holdings, Inc. *	13,082	72,998
Construction Partners, Inc., Class A *	17,169	443,132
Core & Main, Inc., Class A *	22,359	531,250
Cornerstone Building Brands, Inc. *	21,134	515,458
Crane Co.	20,005	1,925,081
CSW Industrials, Inc.	6,249	659,332
Cummins, Inc.	57,043	10,791,965
Curtiss-Wright Corp.	15,856	2,265,981
Custom Truck One Source, Inc. *	20,729	136,190
Deere & Co.	112,474	42,464,559
Desktop Metal, Inc., Class A *	84,667	297,181
Donaldson Co., Inc.	49,449	2,424,979
Douglas Dynamics, Inc.	8,714	269,785
Dover Corp.	57,605	7,678,746
Ducommun, Inc. *	4,035	206,067
DXP Enterprises, Inc. *	6,811	160,944
Dycom Industries, Inc. *	12,249	1,040,063
Eaton Corp. plc	160,088	23,215,962
EMCOR Group, Inc.	21,158	2,252,904
Emerson Electric Co.	238,118	21,473,481
Encore Wire Corp.	8,057	908,910
Energy Recovery, Inc. *	14,554	269,540
Enerpac Tool Group Corp.	24,373	489,410
EnerSys	16,600	1,086,636
Enovix Corp. *	39,441	356,547
EnPro Industries, Inc.	8,032	748,663
Eos Energy Enterprises, Inc. *(a)	16,536	35,056
Esab Corp. *	18,131	852,157
ESCO Technologies, Inc.	10,544	658,473
ESS Tech, Inc. *(a)	32,863	183,047
Evoqua Water Technologies Corp. *	48,575	2,025,092
Fastenal Co.	230,784	12,764,663
Fathom Digital Manufacturing Corp. *	6,626	45,057
Federal Signal Corp.	25,198	857,488
Flowserve Corp.	51,889	1,697,289
Fluence Energy, Inc. *	13,130	120,402
Fluor Corp. *	56,115	1,388,846
Fortive Corp.	143,619	8,258,092
Fortune Brands Home & Security, Inc.	54,204	3,862,035
Franklin Electric Co., Inc.	15,234	1,065,466
FTC Solar, Inc. *	7,870	22,036
FuelCell Energy, Inc. *	149,698	610,768
Gates Industrial Corp. plc *	38,433	490,021
GATX Corp.	14,201	1,468,241
Gencor Industries, Inc. *	5,594	56,052
Generac Holdings, Inc. *	25,457	5,584,757
General Dynamics Corp.	92,349	21,843,309
General Electric Co.	441,410	32,907,115
Gibraltar Industries, Inc. *	12,898	488,060
Global Industrial Co.	6,016	185,654
GMS, Inc. *	17,607	844,256
Graco, Inc.	68,464	4,246,137
GrafTech International Ltd.	82,134	745,777
Graham Corp.	9,200	67,068
Granite Construction, Inc.	18,554	550,126
Great Lakes Dredge & Dock Corp. *	25,323	349,711
Griffon Corp.	19,214	359,494
H&E Equipment Services, Inc.	13,285	471,352
Hayward Holdings, Inc. *	18,064	287,218
HEICO Corp.	16,941	2,392,577
HEICO Corp., Class A	29,857	3,482,520
Heliogen, Inc. *	38,222	146,772
Helios Technologies, Inc.	12,936	869,040
Herc Holdings, Inc.	10,206	1,304,531
Hexcel Corp.	33,305	1,810,460
Hillenbrand, Inc.	28,985	1,183,168
Hillman Solutions Corp. *	43,480	505,672

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Honeywell International, Inc.	274,963	53,208,090
Howmet Aerospace, Inc.	151,424	5,166,587
Hubbell, Inc.	21,762	4,251,424
Hudson Technologies, Inc. *	13,002	87,243
Huntington Ingalls Industries, Inc.	16,251	3,457,238
Hurco Cos., Inc.	3,214	91,181
Huttig Building Products, Inc. *	8,502	90,801
Hydrofarm Holdings Group, Inc. *	13,508	129,001
Hyliion Holdings Corp. *	43,572	139,866
Hyster-Yale Materials Handling, Inc.	5,176	159,007
Hyzon Motors, Inc. *(a)	34,280	136,092
IDEX Corp.	30,427	5,775,653
IES Holdings, Inc. *	3,807	111,545
Illinois Tool Works, Inc.	114,045	22,479,410
Infrastructure and Energy Alternatives, Inc. *	11,142	104,178
Ingersoll Rand, Inc.	163,872	7,203,813
INNOVATE Corp. *	23,119	70,051
Innovative Solutions and Support, Inc. *	6,865	51,350
Insteel Industries, Inc.	7,734	328,076
ITT, Inc.	34,184	2,400,400
Janus International Group, Inc. *	21,097	199,578
JELD-WEN Holding, Inc. *	37,342	776,340
John Bean Technologies Corp.	13,192	1,555,205
Johnson Controls International plc	281,929	16,879,089
Kadant, Inc.	4,683	866,355
Kaman Corp.	10,950	427,159
Kennametal, Inc.	33,624	865,145
Kratos Defense & Security Solutions, Inc. *	49,013	743,527
KULR Technology Group, Inc. *	32,998	52,797
L.B. Foster Co., Class A *	6,549	92,996
L3Harris Technologies, Inc.	78,672	18,272,359
Lawson Products, Inc. *	4,091	155,417
Lennox International, Inc.	13,526	2,883,608
Lightning eMotors, Inc. *(a)	12,049	51,570
Lincoln Electric Holdings, Inc.	23,668	3,188,790
Lindsay Corp.	4,259	575,604
LiqTech International, Inc. *	5,399	7,667
Lockheed Martin Corp.	97,202	42,002,928
LSI Industries, Inc.	8,731	62,776
Luxfer Holdings plc	12,212	197,102
Manitex International, Inc. *	9,465	73,070
Markforged Holding Corp. *	26,794	91,368
Masco Corp.	96,197	5,068,620
Masonite International Corp. *	9,341	724,114
MasTec, Inc. *	23,609	1,700,084
Matrix Service Co. *	10,847	73,760
Maxar Technologies, Inc.	29,232	941,563
Mayville Engineering Co., Inc. *	3,327	27,548
McGrath RentCorp	9,768	815,237
MDU Resources Group, Inc.	81,424	2,097,482
Mercury Systems, Inc. *	22,466	1,253,378
Meritor, Inc. *	28,839	1,035,608
Microvast Holdings, Inc. *	97,472	483,461
Miller Industries, Inc.	4,490	120,377
Momentus, Inc. *	21,399	59,917
Moog, Inc., Class A	11,760	939,271
MRC Global, Inc. *	25,271	302,999
MSC Industrial Direct Co., Inc., Class A	19,028	1,576,660
Mueller Industries, Inc.	22,783	1,233,699
Mueller Water Products, Inc., Class A	61,271	737,090
MYR Group, Inc. *	6,517	515,430
National Presto Industries, Inc.	2,089	148,591
Nikola Corp. *(a)	83,031	596,163
NN, Inc. *	15,065	45,647
SECURITY	NUMBER OF SHARES	VALUE ($)
Nordson Corp.	21,580	4,654,590
Northrop Grumman Corp.	58,941	25,898,675
Northwest Pipe Co. *	4,179	111,621
NOW, Inc. *	46,130	502,817
Nuvve Holding Corp. *(a)	5,571	39,833
NV5 Global, Inc. *	4,845	580,431
nVent Electric plc	69,196	2,337,441
Ocean Power Technologies, Inc. *	12,445	13,192
Omega Flex, Inc.	1,422	157,842
Orbital Energy Group, Inc. *(a)	25,895	30,815
Oshkosh Corp.	26,910	2,487,560
Otis Worldwide Corp.	170,382	12,410,625
Owens Corning	40,195	3,654,931
PACCAR, Inc.	139,438	11,580,326
Park Aerospace Corp.	7,178	83,983
Parker-Hannifin Corp.	51,555	13,962,125
Park-Ohio Holdings Corp.	3,600	34,524
Parsons Corp. *	10,826	399,804
Pentair plc	66,107	3,354,930
PGT Innovations, Inc. *	23,218	412,584
Plug Power, Inc. *	209,675	4,407,368
Powell Industries, Inc.	4,706	90,826
Preformed Line Products Co.	1,000	59,500
Primoris Services Corp.	21,483	497,976
Proterra, Inc. *	75,070	466,185
Proto Labs, Inc. *	10,832	461,552
Quanex Building Products Corp.	13,160	252,935
Quanta Services, Inc.	57,461	6,664,327
Raytheon Technologies Corp.	597,878	56,744,601
RBC Bearings, Inc. *	11,828	1,991,244
Redwire Corp. *	10,290	61,946
Regal Rexnord Corp.	27,087	3,446,550
Resideo Technologies, Inc. *	57,299	1,288,654
REV Group, Inc.	13,252	157,964
Rocket Lab USA, Inc. *	55,280	407,966
Rockwell Automation, Inc.	46,597	11,773,664
Romeo Power, Inc. *	33,185	36,503
Rush Enterprises, Inc., Class A	17,229	876,611
Rush Enterprises, Inc., Class B	2,625	127,181
Sarcos Technology and Robotics Corp. *	22,544	105,957
Sensata Technologies Holding plc *	63,137	2,867,051
SES AI Corp. *	41,213	265,412
Shoals Technologies Group, Inc., Class A *	40,821	407,394
Simpson Manufacturing Co., Inc.	17,274	1,790,796
SiteOne Landscape Supply, Inc. *	18,061	2,547,143
Snap-on, Inc.	21,319	4,530,074
Spirit AeroSystems Holdings, Inc., Class A	42,601	1,790,946
SPX Corp. *	18,132	759,731
Standex International Corp.	5,054	475,278
Stanley Black & Decker, Inc.	65,583	7,879,797
Stem, Inc. *	51,872	371,922
Sterling Construction Co., Inc. *	11,440	261,862
Sunrun, Inc. *	82,771	1,653,765
Sunworks, Inc. *	8,821	15,260
Tecnoglass, Inc.	9,485	211,800
Tennant Co.	7,439	480,411
Terex Corp.	27,676	940,984
Textron, Inc.	88,715	6,143,514
The AZEK Co., Inc. *	45,674	970,116
The Boeing Co. *	220,015	32,747,033
The Eastern Co.	3,338	77,108
The Gorman-Rupp Co.	9,748	310,571
The Greenbrier Cos., Inc.	13,417	573,040
The Manitowoc Co., Inc. *	15,925	210,847
The Middleby Corp. *	22,393	3,446,059

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Shyft Group, Inc.	13,156	335,083
The Timken Co.	27,405	1,579,624
The Toro Co.	42,112	3,374,435
Thermon Group Holdings, Inc. *	14,218	213,270
Titan International, Inc. *	22,601	313,250
Titan Machinery, Inc. *	7,620	179,680
TPI Composites, Inc. *	18,279	209,112
Trane Technologies plc	93,925	13,139,168
Transcat, Inc. *	2,925	213,525
TransDigm Group, Inc. *	21,132	12,569,525
Trex Co., Inc. *	46,082	2,681,512
Trinity Industries, Inc.	32,522	902,160
Triton International Ltd.	26,779	1,635,929
Triumph Group, Inc. *	27,104	610,924
Tutor Perini Corp. *	16,006	148,376
Twin Disc, Inc. *	6,830	95,552
UFP Industries, Inc.	25,235	1,952,432
United Rentals, Inc. *	29,065	9,199,654
Univar Solutions, Inc. *	68,094	1,982,897
Valmont Industries, Inc.	8,698	2,164,149
Vectrus, Inc. *	4,452	160,717
Velo3D, Inc. *	23,266	81,431
Veritiv Corp. *	5,354	752,451
Vertiv Holdings Co.	120,492	1,509,765
Vicor Corp. *	8,547	517,264
View, Inc. *	23,483	36,164
Virgin Galactic Holdings, Inc. *	70,886	530,936
W.W. Grainger, Inc.	17,358	8,679,521
Wabash National Corp.	19,725	282,265
Watsco, Inc.	13,171	3,513,759
Watts Water Technologies, Inc., Class A	11,119	1,417,228
Welbilt, Inc. *	51,196	1,209,249
WESCO International, Inc. *	17,995	2,218,064
Westinghouse Air Brake Technologies Corp.	74,701	6,716,367
Willis Lease Finance Corp. *	1,955	60,800
WillScot Mobile Mini Holdings Corp. *	88,874	3,119,477
Woodward, Inc.	25,271	2,791,940
Xos, Inc. *	22,000	66,220
Xylem, Inc.	72,536	5,839,148
Zurn Water Solutions Corp.	49,626	1,549,324
		963,290,068

Commercial & Professional Services 1.1%
ABM Industries, Inc.	27,036	1,305,028
Acacia Research Corp. *	22,984	107,795
ACCO Brands Corp.	38,103	279,295
Acme United Corp.	1,957	64,561
ACV Auctions, Inc., Class A *	40,014	534,187
Alight, Inc., Class A *	99,323	853,185
Aqua Metals, Inc. *	23,651	22,729
ARC Document Solutions, Inc.	19,042	72,360
Aris Water Solution, Inc., Class A	7,500	127,050
ASGN, Inc. *	20,801	2,359,873
Atlas Technical Consultants, Inc. *	9,570	115,797
Aurora Innovation, Inc. *(a)	98,981	421,659
Barrett Business Services, Inc.	3,084	221,955
BGSF, Inc.	5,301	64,725
BlackSky Technology, Inc. *	21,423	33,634
Booz Allen Hamilton Holding Corp.	53,452	4,363,287
Brady Corp., Class A	19,610	877,548
BrightView Holdings, Inc. *	21,214	268,569
CACI International, Inc., Class A *	9,405	2,495,146
Casella Waste Systems, Inc., Class A *	20,022	1,646,609
CBIZ, Inc. *	21,051	881,826
CECO Environmental Corp. *	14,190	67,403
SECURITY	NUMBER OF SHARES	VALUE ($)
Cimpress plc *	8,080	408,121
Cintas Corp.	35,248	14,002,620
Clarivate plc *	159,504	2,501,023
Clean Harbors, Inc. *	19,803	2,077,929
Copart, Inc. *	85,653	9,734,463
CoreCivic, Inc. *	47,365	588,747
CoStar Group, Inc. *	158,757	10,100,120
CRA International, Inc.	2,770	228,165
Deluxe Corp.	16,881	457,137
DLH Holdings Corp. *	3,968	59,917
Driven Brands Holdings, Inc. *	23,641	659,347
Dun & Bradstreet Holdings, Inc. *	60,277	951,774
Ennis, Inc.	10,997	189,698
Equifax, Inc.	48,999	9,972,276
Exponent, Inc.	21,380	2,048,418
First Advantage Corp. *	15,762	273,628
Forrester Research, Inc. *	4,362	242,920
Franklin Covey Co. *	5,568	223,110
FTI Consulting, Inc. *	13,706	2,161,573
Harsco Corp. *	34,248	350,015
Healthcare Services Group, Inc.	30,421	519,895
Heidrick & Struggles International, Inc.	7,278	232,605
Heritage-Crystal Clean, Inc. *	7,053	192,547
Hill International, Inc. *	27,687	34,332
HireQuest, Inc.	3,059	50,841
HireRight Holdings Corp. *	8,556	147,933
HNI Corp.	17,833	635,568
Hudson Global, Inc. *	1,522	50,180
Huron Consulting Group, Inc. *	10,072	521,528
IAA, Inc. *	54,253	1,988,372
ICF International, Inc.	6,959	687,619
Insperity, Inc.	14,419	1,529,135
Interface, Inc.	23,118	293,367
Jacobs Engineering Group, Inc.	51,679	7,160,125
KAR Auction Services, Inc. *	49,112	719,982
KBR, Inc.	55,781	2,746,099
Kelly Services, Inc., Class A	13,934	268,787
Kforce, Inc.	8,027	562,291
Kimball International, Inc., Class B	14,978	115,031
Korn Ferry	22,010	1,352,294
LegalZoom.com, Inc. *	7,386	105,989
Leidos Holdings, Inc.	56,395	5,837,446
ManpowerGroup, Inc.	21,561	1,944,802
ManTech International Corp., Class A	11,118	893,220
Matthews International Corp., Class A	12,376	368,929
MillerKnoll, Inc.	29,828	946,442
Mistras Group, Inc. *	7,028	39,989
Montrose Environmental Group, Inc. *	10,253	465,179
MSA Safety, Inc.	14,409	1,739,022
Nielsen Holdings plc	143,154	3,837,959
Odyssey Marine Exploration Inc. *	9,740	57,856
Performant Financial Corp. *	14,263	32,662
Perma-Fix Environmental Services, Inc. *	10,441	59,409
Pitney Bowes, Inc.	64,043	337,507
Planet Labs PBC *	76,061	382,587
Quad Graphics, Inc. *	18,674	126,610
Quest Resource Holding Corp. *	7,972	43,687
Red Violet, Inc. *	5,306	138,380
Republic Services, Inc.	83,540	11,216,916
Resources Connection, Inc.	11,300	194,247
Robert Half International, Inc.	43,655	4,291,723
Rollins, Inc.	90,438	3,033,291
Science Applications International Corp.	23,072	1,920,283
Skillsoft Corp. *	26,828	143,530
SP Plus Corp. *	10,202	290,757

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Spire Global, Inc. *	38,120	63,279
Steelcase, Inc., Class A	35,546	416,955
Stericycle, Inc. *	36,682	1,841,070
Sterling Check Corp. *	5,532	143,721
Tetra Tech, Inc.	21,808	3,037,418
The Brink's Co.	19,550	1,152,472
The GEO Group, Inc. *	52,634	343,700
TransUnion	76,908	6,730,988
TriNet Group, Inc. *	15,087	1,338,217
TrueBlue, Inc. *	14,017	358,415
U.S. Ecology, Inc. *	12,725	610,673
UniFirst Corp.	6,133	1,056,716
Upwork, Inc. *	48,449	1,015,976
Verisk Analytics, Inc.	64,513	13,163,878
Viad Corp. *	8,115	265,766
Vidler Water Resouces, Inc. *	7,559	118,979
VSE Corp.	4,945	214,168
Waste Management, Inc.	153,952	25,315,867
Willdan Group, Inc. *	5,928	159,345
		190,019,778

Consumer Durables & Apparel 1.3%
Acushnet Holdings Corp.	13,529	551,171
Allbirds, Inc., Class A *	8,000	40,640
American Outdoor Brands, Inc. *	6,310	79,506
AMMO, Inc. *(a)	41,078	166,366
Aterian, Inc. *(a)	25,581	131,231
Bassett Furniture Industries, Inc.	3,697	61,222
Beazer Homes USA, Inc. *	12,288	185,303
Brunswick Corp.	31,105	2,351,849
Callaway Golf Co. *	47,500	1,042,150
Capri Holdings Ltd. *	59,405	2,833,618
Carter's, Inc.	16,829	1,417,675
Cavco Industries, Inc. *	3,464	818,370
Century Communities, Inc.	12,007	633,009
Clarus Corp.	9,942	222,204
Columbia Sportswear Co.	13,746	1,129,371
Cricut, Inc., Class A *	14,353	166,782
Crocs, Inc. *	23,782	1,579,838
Culp, Inc.	8,788	56,770
D.R. Horton, Inc.	129,521	9,013,366
Deckers Outdoor Corp. *	10,847	2,882,590
Delta Apparel, Inc. *	1,907	55,265
Dream Finders Homes, Inc., Class A *	7,252	125,677
Ethan Allen Interiors, Inc.	8,881	210,835
Flexsteel Industries, Inc.	2,656	57,609
Fossil Group, Inc. *	18,877	186,505
Garmin Ltd.	61,173	6,713,125
Genius Brands International, Inc. *	106,285	75,462
G-III Apparel Group Ltd. *	18,840	498,883
GoPro, Inc., Class A *	54,737	488,254
Green Brick Partners, Inc. *	18,657	367,543
Hamilton Beach Brands Holding Co., Class A	4,511	42,223
Hanesbrands, Inc.	140,606	1,864,436
Hasbro, Inc.	52,048	4,583,347
Helen of Troy Ltd. *	9,690	2,078,602
Hooker Furnishings Corp.	5,242	88,380
Hovnanian Enterprises, Inc., Class A *	2,021	93,006
Installed Building Products, Inc.	9,298	748,210
iRobot Corp. *	10,794	546,716
JAKKS Pacific, Inc. *	3,907	53,331
Johnson Outdoors, Inc., Class A	2,877	220,033
KB Home	33,891	1,099,085
Kontoor Brands, Inc.	19,047	756,737
Lakeland Industries, Inc. *	3,608	58,377
Landsea Homes Corp. *	6,542	54,495
SECURITY	NUMBER OF SHARES	VALUE ($)
Latham Group, Inc. *	12,426	149,112
La-Z-Boy, Inc.	16,981	446,261
Legacy Housing Corp. *	5,786	101,371
Leggett & Platt, Inc.	53,966	1,922,809
Lennar Corp., Class A	109,675	8,389,041
Levi Strauss & Co., Class A	40,543	734,234
LGI Homes, Inc. *	8,810	825,585
Lifetime Brands, Inc.	5,000	63,100
Lululemon Athletica, Inc. *	47,116	16,708,747
M.D.C. Holdings, Inc.	22,339	824,532
M/I Homes, Inc. *	11,656	516,128
Malibu Boats, Inc., Class A *	8,074	406,041
Marine Products Corp.	5,165	60,637
MasterCraft Boat Holdings, Inc. *	6,845	164,759
Mattel, Inc. *	139,854	3,399,851
Meritage Homes Corp. *	14,776	1,219,759
Mohawk Industries, Inc. *	22,209	3,132,802
Movado Group, Inc.	6,936	249,488
Nautilus, Inc. *	11,457	34,486
Newell Brands, Inc.	151,715	3,512,202
NIKE, Inc., Class B	511,507	63,784,923
NVR, Inc. *	1,311	5,737,211
Oxford Industries, Inc.	6,695	599,872
Peloton Interactive, Inc., Class A *	120,615	2,117,999
PLBY Group, Inc. *	8,521	75,326
Polaris, Inc.	22,833	2,167,765
PulteGroup, Inc.	99,031	4,135,535
Purple Innovation, Inc. *	21,057	86,755
PVH Corp.	28,339	2,062,512
Ralph Lauren Corp.	18,519	1,932,272
Rocky Brands, Inc.	2,734	105,286
Skechers U.S.A., Inc., Class A *	54,061	2,070,536
Skyline Champion Corp. *	21,373	1,090,878
Smith & Wesson Brands, Inc.	20,494	281,383
Snap One Holdings Corp. *	5,366	64,124
Solo Brands, Inc., Class A *(a)	6,000	35,820
Sonos, Inc. *	51,400	1,172,948
Steven Madden Ltd.	30,371	1,247,033
Sturm, Ruger & Co., Inc.	7,246	493,815
Superior Group of Cos., Inc.	5,398	85,828
Tapestry, Inc.	105,001	3,456,633
Taylor Morrison Home Corp. *	48,951	1,282,027
Tempur Sealy International, Inc.	76,218	2,066,270
The Lovesac Co. *	5,293	232,045
Toll Brothers, Inc.	44,872	2,080,715
TopBuild Corp. *	13,151	2,382,172
Traeger, Inc. *(a)	8,943	53,569
Tri Pointe Homes, Inc. *	43,642	902,080
Tupperware Brands Corp. *	19,332	339,857
Under Armour, Inc., Class A *	75,176	1,154,703
Under Armour, Inc., Class C *	84,492	1,198,941
Unifi, Inc. *	5,771	84,661
Universal Electronics, Inc. *	5,443	160,569
Vera Bradley, Inc. *	9,821	60,399
VF Corp.	129,792	6,749,184
Vinco Ventures, Inc. *(a)	55,170	136,822
Vista Outdoor, Inc. *	22,310	785,981
Vizio Holding Corp., Class A *	14,076	101,910
VOXX International Corp. *	5,522	41,802
Vuzix Corp. *(a)	30,051	155,364
Weber, Inc., Class A	6,753	59,291
Whirlpool Corp.	23,749	4,310,918
Wolverine World Wide, Inc.	33,972	673,325
YETI Holdings, Inc. *	34,970	1,708,984
		208,816,155

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Services 2.2%
2U, Inc. *	30,895	308,332
Accel Entertainment, Inc. *	23,774	281,246
ADT, Inc.	57,976	397,136
Adtalem Global Education, Inc. *	20,221	592,678
Airbnb, Inc., Class A *	139,324	21,345,830
American Public Education, Inc. *	7,053	137,110
Aramark	102,234	3,705,982
Bally's Corp. *	11,571	345,279
BBQ Holdings, Inc. *	3,893	56,176
Biglari Holdings, Inc., Class B *	514	70,104
BJ's Restaurants, Inc. *	10,764	299,132
Bloomin' Brands, Inc.	32,233	708,804
Bluegreen Vacations Holding Corp.	5,011	131,789
Booking Holdings, Inc. *	16,478	36,421,488
Bowlero Corp. *	17,069	185,881
Boyd Gaming Corp.	32,911	1,993,748
Bright Horizons Family Solutions, Inc. *	24,630	2,813,731
Brinker International, Inc. *	17,379	631,379
Caesars Entertainment, Inc. *	86,806	5,753,502
Carnival Corp. *	329,637	5,702,720
Carriage Services, Inc.	5,752	246,703
Carrols Restaurant Group, Inc.	33,866	54,186
Century Casinos, Inc. *	13,792	144,402
Chegg, Inc. *	55,423	1,371,165
Chipotle Mexican Grill, Inc. *	11,284	16,425,103
Choice Hotels International, Inc.	13,283	1,865,730
Churchill Downs, Inc.	13,993	2,839,739
Chuy's Holdings, Inc. *	7,554	188,926
Coursera, Inc. *	35,520	668,131
Cracker Barrel Old Country Store, Inc.	9,380	1,041,086
Darden Restaurants, Inc.	51,119	6,733,906
Dave & Buster's Entertainment, Inc. *	15,091	686,640
Denny's Corp. *	27,041	346,666
Dine Brands Global, Inc.	7,293	522,835
Domino’s Pizza, Inc.	14,536	4,913,168
DraftKings, Inc., Class A *	132,800	1,816,704
Drive Shack, Inc. *	31,442	38,674
Duolingo, Inc. *	3,724	322,014
Dutch Bros, Inc., Class A *	9,145	436,857
El Pollo Loco Holdings, Inc. *	9,086	96,766
European Wax Center, Inc., Class A	6,115	167,857
Everi Holdings, Inc. *	36,286	629,925
Expedia Group, Inc. *	60,275	10,533,056
F45 Training Holdings, Inc. *	8,104	71,234
Fiesta Restaurant Group, Inc. *	9,485	64,498
First Watch Restaurant Group, Inc. *	4,000	52,000
Frontdoor, Inc. *	33,738	1,042,842
Full House Resorts, Inc. *	15,255	138,058
GAN Ltd. *	15,594	58,166
Golden Entertainment, Inc. *	8,135	390,155
Golden Nugget Online Gaming, Inc. *	16,581	83,071
Graham Holdings Co., Class B	1,566	927,651
Grand Canyon Education, Inc. *	15,960	1,531,681
H&R Block, Inc.	64,982	1,694,081
Hilton Grand Vacations, Inc. *	35,008	1,639,425
Hilton Worldwide Holdings, Inc. *	112,065	17,402,574
Hyatt Hotels Corp., Class A *	19,993	1,898,535
Inspired Entertainment, Inc. *	10,938	101,614
Jack in the Box, Inc.	8,327	689,143
Krispy Kreme, Inc.	11,318	150,303
Kura Sushi USA, Inc., Class A *	1,489	74,718
Las Vegas Sands Corp. *	137,262	4,863,193
Laureate Education, Inc.	61,641	698,393
Life Time Group Holdings, Inc. *	14,741	210,796
Lincoln Educational Services Corp. *	10,364	74,103
SECURITY	NUMBER OF SHARES	VALUE ($)
Lindblad Expeditions Holdings, Inc. *	13,166	201,571
Lottery.com, Inc. *	13,000	30,940
Marriott International, Inc., Class A *	109,828	19,496,667
Marriott Vacations Worldwide Corp.	17,036	2,543,986
McDonald’s Corp.	299,720	74,678,235
Membership Collective Group, Inc., Class A *	11,814	88,487
MGM Resorts International	152,191	6,245,919
Mister Car Wash, Inc. *	14,706	211,766
Monarch Casino & Resort, Inc. *	5,282	370,532
Nathan's Famous, Inc.	1,549	73,376
Nerdy, Inc. *	25,017	93,063
Noodles & Co. *	16,309	90,841
Norwegian Cruise Line Holdings Ltd. *	168,492	3,374,895
OneSpaWorld Holdings Ltd. *	21,793	218,802
Papa John's International, Inc.	13,268	1,208,051
Penn National Gaming, Inc. *	66,125	2,418,191
Perdoceo Education Corp. *	30,133	336,887
Planet Fitness, Inc., Class A *	33,672	2,694,770
Playa Hotels & Resorts N.V. *	53,100	501,264
PlayAGS, Inc. *	10,629	70,151
Portillo's, Inc., Class A *(a)	7,752	161,474
Potbelly Corp. *	7,813	50,316
PowerSchool Holdings, Inc., Class A *	18,057	273,383
RCI Hospitality Holdings, Inc.	3,130	193,935
Red Robin Gourmet Burgers, Inc. *	6,715	88,571
Red Rock Resorts, Inc., Class A	20,649	907,730
Rover Group, Inc. *	28,892	182,886
Royal Caribbean Cruises Ltd. *	89,828	6,982,330
Rush Street Interactive, Inc. *	20,546	130,467
Ruth's Hospitality Group, Inc.	11,936	250,298
Scientific Games Corp., Class A *	38,824	2,176,473
SeaWorld Entertainment, Inc. *	20,306	1,369,437
Service Corp. International	65,712	4,311,364
Shake Shack, Inc., Class A *	16,049	928,114
Six Flags Entertainment Corp. *	30,964	1,184,992
Sonder Holdings, Inc. *	35,602	159,853
Starbucks Corp.	461,047	34,412,548
StoneMor, Inc. *	9,993	23,683
Strategic Education, Inc.	9,128	589,669
Stride, Inc. *	16,753	658,393
Sweetgreen, Inc., Class A *	5,416	146,232
Target Hospitality Corp. *	11,875	74,337
Terminix Global Holdings, Inc. *	49,231	2,259,211
Texas Roadhouse, Inc.	27,837	2,291,820
The Beachbody Co., Inc. *	37,405	61,344
The Cheesecake Factory, Inc. *	19,007	701,548
The ONE Group Hospitality, Inc. *	8,160	75,970
The Wendy's Co.	71,288	1,408,651
Travel & Leisure Co.	34,672	1,923,603
Udemy, Inc. *	5,819	63,485
Universal Technical Institute, Inc. *	13,059	135,291
Vacasa, Inc., Class A *	39,127	285,627
Vail Resorts, Inc.	16,145	4,103,413
Vivint Smart Home, Inc. *	14,807	77,589
Wingstop, Inc.	11,830	1,085,521
WW International, Inc. *	20,206	197,817
Wyndham Hotels & Resorts, Inc.	37,030	3,257,159
Wynn Resorts Ltd. *	42,199	2,974,186
Xponential Fitness, Inc., Class A *	4,864	100,782
XpresSpa Group, Inc. *	36,286	34,316
Yum! Brands, Inc.	115,590	13,525,186
		372,595,918

Diversified Financials 5.3%
ACRES Commercial Realty Corp. *	3,144	36,093
AFC Gamma, Inc.	5,156	82,548

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Affiliated Managers Group, Inc.	16,590	2,083,206
AG Mortgage Investment Trust, Inc.	10,503	79,718
AGNC Investment Corp.	208,049	2,284,378
Alerus Financial Corp.	5,969	152,508
Ally Financial, Inc.	135,866	5,429,205
A-Mark Precious Metals, Inc.	3,214	253,263
American Express Co.	246,677	43,096,939
Ameriprise Financial, Inc.	44,483	11,809,792
Angel Oak Mortgage, Inc.	4,207	67,985
Annaly Capital Management, Inc.	576,630	3,701,965
Apollo Commercial Real Estate Finance, Inc.	52,283	629,487
Apollo Global Management, Inc.	149,650	7,446,584
Arbor Realty Trust, Inc.	61,086	1,044,571
Ares Commercial Real Estate Corp.	19,753	297,678
Ares Management Corp., Class A	67,104	4,443,627
ARMOUR Residential REIT, Inc. (a)	34,647	254,309
Artisan Partners Asset Management, Inc., Class A	27,059	869,676
Assetmark Financial Holdings, Inc. *	8,457	162,628
Associated Capital Group, Inc., Class A	1,818	71,993
Atlanticus Holdings Corp. *	2,113	90,944
B. Riley Financial, Inc.	6,796	306,907
Bakkt Holdings, Inc. *	11,540	44,083
Berkshire Hathaway, Inc., Class B *	734,529	237,127,997
BGC Partners, Inc., Class A	130,024	471,987
BlackRock, Inc.	57,166	35,710,457
Blackstone Mortgage Trust, Inc., Class A	66,424	1,995,377
Blackstone, Inc.	282,703	28,714,144
Blucora, Inc. *	22,317	451,919
Blue Owl Capital, Inc.	136,574	1,629,328
Bridge Investment Group Holdings, Inc., Class A	9,940	186,673
Brightsphere Investment Group, Inc.	14,000	280,560
BrightSpire Capital, Inc.	37,342	317,407
Broadmark Realty Capital, Inc.	52,655	411,236
Cannae Holdings, Inc. *	33,716	755,238
Capital One Financial Corp.	165,902	20,674,707
Cboe Global Markets, Inc.	43,022	4,860,626
Cherry Hill Mortgage Investment Corp.	7,830	51,286
Chicago Atlantic Real Estate Finance, Inc.	2,817	50,114
Chimera Investment Corp.	93,681	938,684
CME Group, Inc.	144,172	31,622,686
Cohen & Steers, Inc.	10,004	777,211
Coinbase Global, Inc., Class A *	11,717	1,320,623
Consumer Portfolio Services, Inc. *	5,099	58,129
Cowen, Inc., Class A	11,322	258,708
Credit Acceptance Corp. *	3,267	1,674,337
Curo Group Holdings Corp.	9,738	114,324
Diamond Hill Investment Group, Inc.	1,364	229,657
Discover Financial Services	115,332	12,970,237
Donnelley Financial Solutions, Inc. *	11,301	330,780
Dynex Capital, Inc.	15,757	255,736
Elevate Credit, Inc. *	18,040	53,398
Ellington Financial, Inc.	21,063	341,010
Encore Capital Group, Inc. *	9,929	573,995
Enova International, Inc. *	13,316	498,018
Equitable Holdings, Inc.	153,366	4,421,542
Evercore, Inc., Class A	15,791	1,669,898
EZCORP, Inc., Class A *	20,871	146,097
FactSet Research Systems, Inc.	15,111	6,097,137
Federated Hermes, Inc.	38,947	1,109,211
FirstCash Holdings, Inc.	15,987	1,275,443
SECURITY	NUMBER OF SHARES	VALUE ($)
Focus Financial Partners, Inc., Class A *	22,299	879,696
Franklin BSP Realty Trust, Inc.	17,469	231,639
Franklin Resources, Inc.	112,829	2,774,465
GCM Grosvenor, Inc., Class A (a)	12,933	106,697
Granite Point Mortgage Trust, Inc.	21,343	207,667
Great Ajax Corp.	8,694	80,941
Green Dot Corp., Class A *	22,449	594,450
Greenhill & Co., Inc.	6,539	79,187
Hamilton Lane, Inc., Class A	14,301	980,763
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	33,733	1,348,983
Houlihan Lokey, Inc.	20,612	1,716,773
Interactive Brokers Group, Inc., Class A	35,125	2,092,045
Intercontinental Exchange, Inc.	224,995	26,056,671
Invesco Ltd.	138,219	2,540,465
Invesco Mortgage Capital, Inc.	143,900	250,386
Jackson Financial, Inc., Class A	37,100	1,569,701
Janus Henderson Group plc	69,033	2,104,126
Jefferies Financial Group, Inc.	77,531	2,384,854
Katapult Holdings, Inc. *	22,914	40,558
KKR & Co., Inc.	235,820	12,019,745
KKR Real Estate Finance Trust, Inc.	17,074	324,406
Ladder Capital Corp. REIT	46,980	535,102
Lazard Ltd., Class A	47,147	1,545,007
LendingClub Corp. *	41,850	638,212
LendingTree, Inc. *	4,731	375,736
LPL Financial Holdings, Inc.	32,144	6,038,893
Lument Finance Trust, Inc.	24,035	63,693
Manning & Napier, Inc.	6,198	79,148
MarketAxess Holdings, Inc.	15,376	4,053,267
MarketWise, Inc. *	11,705	44,245
Medallion Financial Corp.	10,486	82,105
MFA Financial, Inc.	38,698	551,446
Moelis & Co., Class A	24,595	1,088,575
Moneylion, Inc. *	35,694	74,244
Moody's Corp.	64,840	20,520,563
Morgan Stanley	568,657	45,828,068
Morningstar, Inc.	9,449	2,392,770
MSCI, Inc.	32,584	13,726,010
Nasdaq, Inc.	46,879	7,377,348
Navient Corp.	60,128	955,434
Nelnet, Inc., Class A	8,494	697,103
New Residential Investment Corp.	186,623	1,940,879
New York Mortgage Trust, Inc.	148,104	476,895
Nexpoint Real Estate Finance, Inc.	5,681	133,390
Nicholas Financial, Inc. *	6,032	61,104
Northern Trust Corp.	83,527	8,607,457
OneMain Holdings, Inc.	42,672	1,959,925
Open Lending Corp., Class A *	41,232	562,404
Oportun Financial Corp. *	7,448	86,322
Oppenheimer Holdings, Inc., Class A	3,500	112,770
Orchid Island Capital, Inc. (a)	69,364	192,832
P10, Inc., Class A *	8,000	96,800
PennyMac Mortgage Investment Trust	37,370	573,256
Perella Weinberg Partners	14,490	111,718
Piper Sandler Cos.	5,479	629,975
PJT Partners, Inc., Class A	10,473	691,113
PRA Group, Inc. *	17,114	719,301
PROG Holdings, Inc. *	22,263	589,302
Pzena Investment Management, Inc., Class A	8,825	55,509
Raymond James Financial, Inc.	75,226	7,331,526
Ready Capital Corp.	28,692	418,042
Redwood Trust, Inc.	47,538	461,119
Regional Management Corp.	3,295	141,850
S&P Global, Inc.	141,896	53,423,844

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sachem Capital Corp.	16,351	78,812
Sculptor Capital Management, Inc.	7,668	80,207
SEI Investments Co.	42,012	2,340,909
Seven Hills Realty Trust	7,294	83,152
Silvercrest Asset Management Group, Inc., Class A	3,213	66,766
SLM Corp.	110,242	1,844,349
SoFi Technologies, Inc. *(a)	256,112	1,567,405
Starwood Property Trust, Inc.	123,198	2,818,770
State Street Corp.	146,909	9,838,496
StepStone Group, Inc., Class A	20,302	520,137
Stifel Financial Corp.	42,586	2,633,944
StoneX Group, Inc. *	6,843	463,819
Sunlight Financial Holdings, Inc. *	16,772	69,604
SWK Holdings Corp. *	1,330	26,068
Synchrony Financial	209,634	7,716,628
T. Rowe Price Group, Inc.	91,841	11,300,117
The Bank of New York Mellon Corp.	296,021	12,450,643
The Carlyle Group, Inc.	55,659	2,019,865
The Charles Schwab Corp. (c)	601,428	39,892,719
The Goldman Sachs Group, Inc.	135,925	41,523,728
TPG RE Finance Trust, Inc.	24,373	257,135
TPG, Inc. *	14,204	360,782
Tradeweb Markets, Inc., Class A	42,667	3,037,464
Two Harbors Investment Corp.	141,244	679,384
Upstart Holdings, Inc. *	19,877	1,491,173
Victory Capital Holdings, Inc., Class A	9,585	258,699
Virtu Financial, Inc., Class A	32,844	948,535
Virtus Investment Partners, Inc.	2,899	513,587
Voya Financial, Inc.	43,376	2,738,761
Western Asset Mortgage Capital Corp.	23,070	32,990
Westwood Holdings Group, Inc.	2,653	42,793
WisdomTree Investments, Inc.	44,030	256,695
World Acceptance Corp. *	1,763	332,696
		877,881,356

Energy 4.2%
Adams Resources & Energy, Inc.	1,489	57,877
Aemetis, Inc. *	14,199	129,637
Alto Ingredients, Inc. *	33,727	194,605
American Resources Corp. *	17,208	31,146
Amplify Energy Corp. *	20,919	139,739
Antero Midstream Corp.	129,618	1,331,177
Antero Resources Corp. *	114,251	4,021,635
APA Corp.	145,119	5,939,721
Arch Resources, Inc.	6,166	1,025,899
Archaea Energy, Inc. *	16,176	355,872
Archrock, Inc.	55,359	482,177
Baker Hughes Co.	363,062	11,262,183
Berry Corp.	24,647	270,378
Brigham Minerals, Inc., Class A	20,082	497,632
Bristow Group, Inc. *	9,727	290,059
Cactus, Inc., Class A	23,052	1,150,986
California Resources Corp.	32,079	1,289,897
Callon Petroleum Co. *	19,273	988,127
Camber Energy, Inc. *(a)	107,798	85,613
Centennial Resource Development, Inc., Class A *	71,408	552,698
Centrus Energy Corp., Class A *	4,789	132,943
ChampionX Corp.	81,224	1,713,826
Cheniere Energy, Inc.	94,498	12,833,773
Chesapeake Energy Corp.	41,814	3,429,584
Chevron Corp.	772,876	121,086,483
Civitas Resources, Inc.	28,880	1,692,946
Clean Energy Fuels Corp. *	70,975	415,913
CNX Resources Corp. *	80,619	1,656,720
SECURITY	NUMBER OF SHARES	VALUE ($)
Comstock Resources, Inc. *	36,508	621,731
ConocoPhillips	522,343	49,894,203
CONSOL Energy, Inc. *	12,234	581,727
Continental Resources, Inc.	23,509	1,306,395
Core Laboratories N.V.	19,266	500,916
Coterra Energy, Inc.	327,570	9,430,740
Crescent Energy, Inc., Class A (a)	10,392	163,258
CVR Energy, Inc.	12,522	313,927
Delek US Holdings, Inc. *	30,037	726,895
Denbury, Inc. *	20,873	1,335,455
Devon Energy Corp.	252,475	14,686,471
Diamondback Energy, Inc.	68,347	8,627,442
DMC Global, Inc. *	7,222	144,368
Dorian LPG Ltd.	10,750	158,240
Dril-Quip, Inc. *	13,780	397,966
DTE Midstream LLC *	38,351	2,061,366
Earthstone Energy, Inc., Class A *	13,899	187,498
Ecoark Holdings, Inc. *	10,671	22,836
Enviva, Inc.	11,171	942,162
EOG Resources, Inc.	234,992	27,437,666
Epsilon Energy Ltd.	12,479	92,345
EQT Corp.	121,417	4,826,326
Equitrans Midstream Corp.	160,766	1,263,621
Evolution Petroleum Corp.	11,036	69,637
Expro Group Holdings N.V. *	11,947	182,550
Exterran Corp. *	12,988	88,189
Exxon Mobil Corp.	1,697,449	144,707,527
Falcon Minerals Corp.	21,750	147,900
Geospace Technologies Corp. *	8,343	48,223
Gevo, Inc. *	76,813	284,976
Green Plains, Inc. *	21,926	615,463
Gulfport Energy Corp. *	5,118	480,990
Hallador Energy Co. *	14,729	62,746
Halliburton Co.	360,342	12,835,382
Helix Energy Solutions Group, Inc. *	60,683	249,407
Helmerich & Payne, Inc.	42,605	1,961,108
Hess Corp.	110,945	11,435,101
HF Sinclair Corp. *	59,462	2,260,745
International Seaways, Inc.	18,830	397,878
Kinder Morgan, Inc.	782,400	14,200,560
Kinetik Holdings, Inc.	2,675	190,326
Kosmos Energy Ltd. *	179,931	1,216,334
Laredo Petroleum, Inc. *	5,445	387,738
Liberty Energy, Inc. *	41,592	671,295
Lightbridge Corp. *	5,562	38,878
Magnolia Oil & Gas Corp., Class A	58,297	1,354,822
Marathon Oil Corp.	310,585	7,739,778
Marathon Petroleum Corp.	232,344	20,274,337
Matador Resources Co.	43,793	2,137,974
Murphy Oil Corp.	57,584	2,192,799
Nabors Industries Ltd. *	3,275	506,380
NACCO Industries, Inc., Class A	1,966	90,593
Natural Gas Services Group, Inc. *	4,213	51,736
New Fortress Energy, Inc.	17,197	666,900
Newpark Resources, Inc. *	39,958	139,453
NextDecade Corp. *	10,009	55,950
NexTier Oilfield Solutions, Inc. *	64,762	714,325
Noble Corp. *	24,087	769,098
Northern Oil and Gas, Inc.	26,767	668,640
NOV, Inc.	157,320	2,852,212
Oasis Petroleum, Inc.	7,236	959,928
Occidental Petroleum Corp.	356,328	19,630,110
Oceaneering International, Inc. *	41,714	472,620
Oil States International, Inc. *	23,526	159,036
ONEOK, Inc.	178,958	11,333,410
Overseas Shipholding Group, Inc., Class A *	35,882	74,635
Ovintiv, Inc.	104,430	5,345,772

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Par Pacific Holdings, Inc. *	18,182	266,730
Patterson-UTI Energy, Inc.	87,753	1,442,659
PBF Energy, Inc., Class A *	37,469	1,088,849
PDC Energy, Inc.	38,997	2,719,651
Peabody Energy Corp. *	37,388	846,464
Phillips 66	187,902	16,302,378
Pioneer Natural Resources Co.	91,064	21,169,649
ProPetro Holding Corp. *	34,538	488,367
Range Resources Corp. *	99,158	2,968,791
Ranger Oil Corp., Class A *	8,789	279,930
Renewable Energy Group, Inc. *	20,336	1,241,716
REX American Resources Corp. *	2,050	173,491
Riley Exploration Permian, Inc.	706	16,400
Ring Energy, Inc. *	39,328	175,796
RPC, Inc. *	30,163	311,885
SandRidge Energy, Inc. *	11,443	212,496
Schlumberger N.V.	561,666	21,910,591
SEACOR Marine Holdings, Inc. *	12,929	93,089
Select Energy Services, Inc., Class A *	29,810	231,326
SilverBow Resources, Inc. *	4,521	165,469
SM Energy Co.	47,979	1,704,694
Smart Sand, Inc. *	17,439	75,860
Solaris Oilfield Infrastructure, Inc., Class A	12,245	137,756
Southwestern Energy Co. *	445,197	3,338,977
Talos Energy, Inc. *	17,511	318,175
Targa Resources Corp.	91,390	6,708,940
TechnipFMC plc *	166,470	1,151,972
Tellurian, Inc. *	162,780	810,644
TETRA Technologies, Inc. *	48,014	176,692
Texas Pacific Land Corp.	2,514	3,435,632
The Williams Cos., Inc.	487,312	16,709,928
Tidewater, Inc. *	17,695	353,192
Transocean Ltd. *	238,301	896,012
Uranium Energy Corp. *	108,833	462,540
US Silica Holdings, Inc. *	28,760	534,361
VAALCO Energy, Inc.	20,055	131,160
Valaris Ltd. *	26,588	1,349,341
Valero Energy Corp.	163,886	18,270,011
Vertex Energy, Inc. *(a)	17,703	168,356
W&T Offshore, Inc. *	35,738	170,113
Weatherford International plc *	26,691	861,585
Whiting Petroleum Corp.	15,519	1,133,663
World Fuel Services Corp.	25,958	628,703
		701,140,295

Food & Staples Retailing 1.5%
Albertsons Cos., Inc., Class A	39,928	1,248,948
BJ's Wholesale Club Holdings, Inc. *	54,149	3,484,488
Blue Apron Holdings, Inc., Class A *	9,121	27,545
Casey's General Stores, Inc.	15,117	3,043,052
Costco Wholesale Corp.	177,737	94,506,318
Grocery Outlet Holding Corp. *	35,880	1,208,080
HF Foods Group, Inc. *	16,494	96,325
Ingles Markets, Inc., Class A	5,868	546,428
Natural Grocers by Vitamin Cottage, Inc.	5,516	112,471
Performance Food Group Co. *	62,134	3,060,100
PriceSmart, Inc.	10,189	809,516
Rite Aid Corp. *	22,587	143,879
SpartanNash, Co.	13,808	473,338
Sprouts Farmers Market, Inc. *	45,950	1,369,310
Sysco Corp.	203,348	17,382,187
The Andersons, Inc.	11,831	594,271
The Chefs' Warehouse, Inc. *	12,583	460,538
The Kroger Co.	269,672	14,551,501
U.S. Foods Holding Corp. *	91,074	3,426,204
SECURITY	NUMBER OF SHARES	VALUE ($)
United Natural Foods, Inc. *	22,718	975,284
Village Super Market, Inc., Class A	3,931	91,160
Walgreens Boots Alliance, Inc.	287,488	12,189,491
Walmart, Inc.	566,974	86,741,352
Weis Markets, Inc.	7,027	561,317
		247,103,103

Food, Beverage & Tobacco 3.2%
22nd Century Group, Inc. *	63,189	120,691
Alico, Inc.	2,213	87,790
Altria Group, Inc.	730,764	40,608,555
AppHarvest, Inc. *	22,343	91,830
Archer-Daniels-Midland Co.	224,521	20,108,101
B&G Foods, Inc. (a)	26,271	707,478
Benson Hill, Inc. *	52,088	188,559
Beyond Meat, Inc. *(a)	23,610	870,737
BRC, Inc., Class A *	9,759	145,409
Brown-Forman Corp., Class A	21,870	1,365,125
Brown-Forman Corp., Class B	72,828	4,911,520
Bunge Ltd.	56,096	6,345,579
Calavo Growers, Inc.	7,291	264,226
Cal-Maine Foods, Inc.	14,995	805,681
Campbell Soup Co.	81,130	3,830,959
Celsius Holdings, Inc. *	15,152	787,904
Coca-Cola Consolidated, Inc.	1,818	802,647
Conagra Brands, Inc.	191,663	6,694,789
Constellation Brands, Inc., Class A	65,979	16,236,772
Darling Ingredients, Inc. *	64,658	4,745,251
Flowers Foods, Inc.	79,248	2,101,657
Fresh Del Monte Produce, Inc.	14,255	371,343
Freshpet, Inc. *	17,524	1,635,865
General Mills, Inc.	241,371	17,072,171
Hormel Foods Corp.	114,581	6,002,899
Hostess Brands, Inc. *	55,868	1,267,645
Ingredion, Inc.	26,516	2,256,777
J&J Snack Foods Corp.	6,191	926,793
John B. Sanfilippo & Son, Inc.	3,277	254,426
Kellogg Co.	102,298	7,007,413
Keurig Dr Pepper, Inc.	296,770	11,099,198
Lamb Weston Holdings, Inc.	58,078	3,838,956
Lancaster Colony Corp.	7,852	1,218,473
Landec Corp. *	10,427	103,749
Limoneira Co.	7,226	86,278
Local Bounti Corp. *	14,734	103,138
McCormick & Co., Inc. - Non Voting Shares	100,769	10,134,338
MGP Ingredients, Inc.	4,943	451,444
Mission Produce, Inc. *	14,227	180,967
Molson Coors Beverage Co., Class B	76,824	4,159,251
Mondelez International, Inc., Class A	555,614	35,825,991
Monster Beverage Corp. *	151,342	12,966,983
National Beverage Corp.	9,184	404,831
PepsiCo, Inc.	554,868	95,276,384
Philip Morris International, Inc.	621,893	62,189,300
Pilgrim's Pride Corp. *	19,589	555,348
Post Holdings, Inc. *	22,882	1,702,192
Sanderson Farms, Inc.	8,573	1,623,469
Seaboard Corp.	109	460,524
Seneca Foods Corp., Class A *	2,612	141,701
Sovos Brands, Inc. *	9,320	140,732
Tattooed Chef, Inc. *	17,444	139,378
The Alkaline Water Co., Inc. *	39,797	31,006
The Boston Beer Co., Inc., Class A *	3,790	1,421,250
The Coca-Cola Co.	1,559,215	100,740,881
The Duckhorn Portfolio, Inc. *	15,899	308,759
The Hain Celestial Group, Inc. *	36,063	1,209,553
The Hershey Co.	58,107	13,118,817

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The JM Smucker Co.	43,884	6,009,036
The Kraft Heinz Co.	285,529	12,172,101
The Simply Good Foods Co. *	34,180	1,423,597
The Vita Coco Co., Inc. *	6,644	72,154
Tootsie Roll Industries, Inc.	6,819	238,870
TreeHouse Foods, Inc. *	23,311	734,296
Turning Point Brands, Inc.	5,916	185,703
Tyson Foods, Inc., Class A	117,246	10,922,637
Universal Corp.	10,277	594,524
Utz Brands, Inc.	24,426	344,895
Vector Group Ltd.	53,473	680,177
Vintage Wine Estates, Inc. *	13,061	134,920
Vital Farms, Inc. *	10,185	117,127
Whole Earth Brands, Inc. *	22,916	158,350
		542,037,870

Health Care Equipment & Services 6.0%
1Life Healthcare, Inc. *	69,236	488,114
23andMe Holding Co., Class A *(a)	90,693	271,172
Abbott Laboratories	708,858	80,455,383
ABIOMED, Inc. *	18,411	5,276,224
Acadia Healthcare Co., Inc. *	36,206	2,457,663
Accelerate Diagnostics, Inc. *	15,905	15,269
Accolade, Inc. *	24,013	133,512
Accuray, Inc. *	36,635	97,449
AdaptHealth Corp. *	38,431	486,536
Addus HomeCare Corp. *	6,565	553,298
Agiliti, Inc. *	10,454	206,362
agilon health, Inc. *	19,741	350,798
AirSculpt Technologies, Inc. *	4,242	44,414
Align Technology, Inc. *	29,428	8,531,471
Alignment Healthcare, Inc. *	10,759	103,394
Allscripts Healthcare Solutions, Inc. *	48,493	1,001,865
Alphatec Holdings, Inc. *	27,056	293,558
Amedisys, Inc. *	12,928	1,650,259
American Well Corp., Class A *	81,064	253,730
AmerisourceBergen Corp.	60,137	9,098,127
AMN Healthcare Services, Inc. *	19,274	1,884,033
AngioDynamics, Inc. *	16,851	354,714
Anthem, Inc.	97,383	48,879,449
Apollo Endosurgery, Inc. *	17,198	93,385
Apollo Medical Holdings, Inc. *	15,059	549,352
Apyx Medical Corp. *	12,488	47,080
Artivion, Inc. *	17,724	359,620
Asensus Surgical, Inc. *	88,226	39,993
Aspira Women's Health, Inc. *	21,808	13,879
ATI Physical Therapy, Inc. *	22,162	37,232
AtriCure, Inc. *	18,274	948,969
Atrion Corp.	563	352,787
Avanos Medical, Inc. *	18,962	552,932
Aveanna Healthcare Holdings, Inc. *	14,959	43,680
Avinger, Inc. *	1,820	4,586
AxoGen, Inc. *	16,795	121,596
Axonics, Inc. *	18,683	968,153
Baxter International, Inc.	200,842	14,271,833
Becton, Dickinson & Co.	114,206	28,230,581
Beyond Air, Inc. *	14,001	83,446
BioLife Solutions, Inc. *	11,285	142,981
Biora Therapeutics, Inc. *	45,000	37,674
Biotricity, Inc. *	16,000	23,520
Bioventus, Inc., Class A *	7,929	95,386
Boston Scientific Corp. *	571,661	24,072,645
Brookdale Senior Living, Inc. *	76,316	471,633
Butterfly Network, Inc. *	62,200	207,126
Cano Health, Inc. *	72,492	384,208
Cardinal Health, Inc.	111,154	6,452,490
Cardiovascular Systems, Inc. *	15,854	296,470
SECURITY	NUMBER OF SHARES	VALUE ($)
CareMax, Inc. *	30,662	202,063
Castle Biosciences, Inc. *	9,781	218,508
Centene Corp. *	233,888	18,839,678
Cerner Corp.	118,029	11,052,236
Certara, Inc. *	40,769	748,111
Cerus Corp. *	68,190	315,038
Change Healthcare, Inc. *	102,704	2,419,706
Chemed Corp.	6,187	3,040,230
Cigna Corp.	129,720	32,012,302
ClearPoint Neuro, Inc. *	6,306	54,042
Clover Health Investments Corp. *	110,776	297,987
Co-Diagnostics, Inc. *	11,070	48,708
Community Health Systems, Inc. *	51,213	392,804
Computer Programs & Systems, Inc. *	6,539	208,725
Conformis, Inc. *	77,113	40,862
CONMED Corp.	12,096	1,608,284
CorVel Corp. *	3,725	577,673
Covetrus, Inc. *	41,479	572,410
Cross Country Healthcare, Inc. *	14,884	278,926
CryoPort, Inc. *	20,825	469,812
Cutera, Inc. *	6,934	376,586
CVS Health Corp.	526,512	50,613,599
CytoSorbents Corp. *	15,994	33,587
DarioHealth Corp. *	5,649	28,019
DaVita, Inc. *	24,985	2,707,624
Definitive Healthcare Corp. *	10,316	243,973
Dentsply Sirona, Inc.	87,772	3,510,002
DexCom, Inc. *	38,876	15,883,956
DocGo, Inc. *	29,274	205,503
Doximity, Inc., Class A *	37,150	1,481,170
Edwards Lifesciences Corp. *	250,558	26,504,025
Embecta Corp. *	22,745	692,130
Encompass Health Corp.	39,934	2,748,657
Enovis Corp. *	18,131	1,176,158
Envista Holdings Corp. *	64,616	2,560,086
Enzo Biochem, Inc. *	13,471	34,351
Evolent Health, Inc., Class A *	32,188	885,814
Figs, Inc., Class A *	15,540	243,356
FONAR Corp. *	4,150	74,078
Forian, Inc. *(a)	7,513	25,544
Fulgent Genetics, Inc. *	7,530	413,246
Glaukos Corp. *	19,123	904,327
Globus Medical, Inc., Class A *	31,776	2,104,207
GoodRx Holdings, Inc., Class A *	28,804	390,294
Guardant Health, Inc. *	40,436	2,494,901
Haemonetics Corp. *	20,458	1,036,607
Hanger, Inc. *	14,725	242,079
HCA Healthcare, Inc.	96,054	20,608,386
Health Catalyst, Inc. *	21,299	354,415
HealthEquity, Inc. *	33,571	2,092,145
HealthStream, Inc. *	9,574	182,863
Henry Schein, Inc. *	55,328	4,487,101
Heska Corp. *	4,184	459,571
Hims & Hers Health, Inc. *	47,200	198,712
Hologic, Inc. *	100,150	7,209,798
Humana, Inc.	51,596	22,937,518
Hyperfine, Inc. *	36,085	124,854
ICAD, Inc. *	9,349	33,656
ICU Medical, Inc. *	7,952	1,701,648
IDEXX Laboratories, Inc. *	34,059	14,661,718
Inari Medical, Inc. *	12,722	1,026,665
InfuSystem Holdings, Inc. *	7,155	56,739
Innovage Holding Corp. *	7,015	32,199
Inogen, Inc. *	7,993	202,063
Inspire Medical Systems, Inc. *	11,052	2,274,060
Insulet Corp. *	27,592	6,594,212
Integer Holdings Corp. *	13,227	994,274
Integra LifeSciences Holdings Corp. *	29,135	1,781,897

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Intersect ENT, Inc. *	14,043	384,357
IntriCon Corp. *	4,739	113,783
Intuitive Surgical, Inc. *	143,574	34,357,258
Invitae Corp. *	83,900	445,509
iRadimed Corp.	3,278	107,879
iRhythm Technologies, Inc. *	11,792	1,454,779
Laboratory Corp. of America Holdings *	37,303	8,963,165
Lantheus Holdings, Inc. *	26,875	1,784,769
LeMaitre Vascular, Inc.	7,713	333,279
LENSAR, Inc. *	11,550	84,200
LHC Group, Inc. *	12,574	2,085,398
LifeStance Health Group, Inc. *(a)	15,000	101,550
LivaNova plc *	21,548	1,651,870
Masimo Corp. *	20,307	2,294,082
McKesson Corp.	59,914	18,549,974
MEDNAX, Inc. *	35,157	651,108
Medtronic plc	538,998	56,249,831
Meridian Bioscience, Inc. *	18,440	471,880
Merit Medical Systems, Inc. *	20,639	1,279,824
Mesa Laboratories, Inc.	2,226	475,540
ModivCare, Inc. *	4,906	510,077
Molina Healthcare, Inc. *	23,397	7,333,790
Multiplan Corp. *	95,617	423,583
National HealthCare Corp.	5,453	371,131
National Research Corp.	5,356	183,711
Natus Medical, Inc. *	13,282	441,892
Neogen Corp. *	42,699	1,127,254
Neuronetics, Inc. *	13,837	33,762
Nevro Corp. *	14,202	876,121
NextGen Healthcare, Inc. *	22,354	421,373
Novocure Ltd. *	35,587	2,725,252
NuVasive, Inc. *	20,939	1,077,102
Oak Street Health, Inc. *	56,473	1,021,597
Omnicell, Inc. *	17,470	1,907,200
OPKO Health, Inc. *	159,773	431,387
OptimizeRx Corp. *	6,885	193,537
Option Care Health, Inc. *	55,073	1,645,581
OraSure Technologies, Inc. *	30,500	187,270
Ortho Clinical Diagnostics Holdings plc *	45,399	799,476
Orthofix Medical, Inc. *	7,702	238,762
OrthoPediatrics Corp. *	5,687	256,370
Outset Medical, Inc. *	16,776	585,147
Owens & Minor, Inc.	30,946	1,098,274
Owlet, Inc. *	28,926	107,894
P3 Health Partners, Inc. *(a)	8,952	54,339
Paragon 28, Inc. *	4,127	74,162
Patterson Cos., Inc.	34,918	1,074,427
PAVmed, Inc. *	28,787	36,559
Pear Therapeutics, Inc. *	19,890	102,632
Penumbra, Inc. *	13,985	2,413,252
PetIQ, Inc. *	11,858	235,974
Phreesia, Inc. *	20,354	465,700
Predictive Oncology, Inc. *	55,193	39,905
Premier, Inc., Class A	48,023	1,738,913
Privia Health Group, Inc. *	10,132	222,803
PROCEPT BioRobotics Corp. *	2,700	96,012
Progyny, Inc. *	28,336	1,089,519
Pulmonx Corp. *	13,338	321,446
Quest Diagnostics, Inc.	47,855	6,404,913
Quidel Corp. *	15,225	1,531,939
Quotient Ltd. *	33,853	19,530
R1 RCM, Inc. *	52,685	1,186,466
RadNet, Inc. *	18,441	359,599
Repro-Med Systems, Inc. *	21,377	56,649
ResMed, Inc.	58,545	11,707,244
RxSight, Inc. *	3,337	40,945
SECURITY	NUMBER OF SHARES	VALUE ($)
Schrodinger, Inc. *	19,076	471,559
SeaSpine Holdings Corp. *	12,552	116,859
Select Medical Holdings Corp.	42,313	956,697
Sema4 Holdings Corp. *	48,350	103,952
Semler Scientific, Inc. *	1,873	86,139
Senseonics Holdings, Inc. *	155,427	217,598
Sensus Healthcare, Inc. *	6,026	42,544
Sharecare, Inc. *	122,667	336,108
Shockwave Medical, Inc. *	14,027	2,119,901
SI-BONE, Inc. *	10,532	210,429
Sientra, Inc. *	21,118	29,988
Sight Sciences, Inc. *	4,175	29,142
Signify Health, Inc., Class A *	11,966	165,131
Silk Road Medical, Inc. *	14,726	516,146
Simulations Plus, Inc.	7,154	333,806
SmileDirectClub, Inc. *	41,846	77,415
Sonida Senior Living, Inc. *	1,478	44,355
STAAR Surgical Co. *	18,998	1,084,596
Stereotaxis, Inc. *	22,696	56,740
STERIS plc	40,294	9,027,871
Stryker Corp.	134,589	32,470,942
Surgery Partners, Inc. *	14,465	740,029
Surmodics, Inc. *	5,273	203,854
Tabula Rasa HealthCare, Inc. *	8,992	30,303
Tactile Systems Technology, Inc. *	7,843	132,390
Talkspace, Inc. *	38,082	51,030
Tandem Diabetes Care, Inc. *	25,263	2,437,374
Tela Bio, Inc. *	6,383	59,107
Teladoc Health, Inc. *	64,755	2,186,129
Teleflex, Inc.	18,863	5,387,650
Tenet Healthcare Corp. *	42,675	3,094,364
The Cooper Cos., Inc.	19,684	7,106,711
The Ensign Group, Inc.	21,086	1,693,838
The Joint Corp. *	5,490	167,555
The Pennant Group, Inc. *	10,680	175,045
Tivity Health, Inc. *	18,109	581,842
TransMedics Group, Inc. *	13,130	275,205
Treace Medical Concepts, Inc. *	4,498	88,161
U.S. Physical Therapy, Inc.	5,493	570,009
UFP Technologies, Inc. *	2,555	175,452
UnitedHealth Group, Inc.	377,622	192,039,668
Universal Health Services, Inc., Class B	29,563	3,622,354
UpHealth, Inc. *	28,000	22,380
Utah Medical Products, Inc.	1,365	115,465
Vapotherm, Inc. *	9,450	41,958
Varex Imaging Corp. *	17,095	339,336
Veeva Systems, Inc., Class A *	56,208	10,227,046
Vicarious Surgical, Inc. *	13,695	67,379
ViewRay, Inc. *	70,983	189,525
Vivos Therapeutics, Inc. *(a)	9,382	16,231
VolitionRX Ltd. *(a)	15,384	42,921
Zimmer Biomet Holdings, Inc.	83,965	10,138,774
Zimvie, Inc. *	8,294	186,615
Zomedica Corp. *	343,967	84,960
Zynex, Inc. (a)	7,546	48,068
		996,763,661

Household & Personal Products 1.5%
BellRing Brands, Inc. *	46,697	1,000,717
Central Garden & Pet Co. *	4,564	199,857
Central Garden & Pet Co., Class A *	14,794	612,176
Church & Dwight Co., Inc.	96,833	9,447,027
Colgate-Palmolive Co.	337,099	25,973,478
Coty, Inc., Class A *	139,242	1,129,253
Edgewell Personal Care Co.	22,028	840,148
elf Beauty, Inc. *	18,790	457,161

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Energizer Holdings, Inc.	27,581	835,428
Herbalife Nutrition Ltd. *	39,544	1,051,079
Inter Parfums, Inc.	7,409	605,538
Kimberly-Clark Corp.	135,066	18,751,213
LifeMD, Inc. *	6,495	14,484
Medifast, Inc.	4,874	869,327
Nature's Sunshine Products, Inc. *	4,741	78,511
Nu Skin Enterprises, Inc., Class A	20,450	871,988
Oil-Dri Corp. of America	2,782	69,411
Olaplex Holdings, Inc. *	27,442	403,397
Reynolds Consumer Products, Inc.	22,798	674,593
Spectrum Brands Holdings, Inc.	16,350	1,390,894
The Beauty Health Co. *	39,443	516,703
The Clorox Co.	49,005	7,030,747
The Estee Lauder Cos., Inc., Class A	93,363	24,653,434
The Honest Co., Inc. *	9,882	39,133
The Procter & Gamble Co.	960,805	154,257,243
USANA Health Sciences, Inc. *	4,815	369,118
Veru, Inc. *	22,412	262,669
WD-40 Co.	5,949	1,094,497
		253,499,224

Insurance 2.2%
Aflac, Inc.	240,321	13,765,587
Alleghany Corp. *	5,491	4,593,222
Ambac Financial Group, Inc. *	18,028	139,356
American Equity Investment Life Holding Co.	32,968	1,243,553
American Financial Group, Inc.	26,463	3,664,596
American International Group, Inc.	333,151	19,492,665
American National Group, Inc.	5,211	982,847
AMERISAFE, Inc.	7,610	352,724
Aon plc, Class A	85,994	24,765,412
Arch Capital Group Ltd. *	154,629	7,061,906
Argo Group International Holdings Ltd.	13,686	585,761
Arthur J. Gallagher & Co.	83,631	14,090,987
Assurant, Inc.	22,878	4,161,051
Assured Guaranty Ltd.	27,852	1,536,038
Axis Capital Holdings Ltd.	31,009	1,777,746
Brighthouse Financial, Inc. *	31,043	1,594,368
Brown & Brown, Inc.	93,825	5,815,274
BRP Group, Inc., Class A *	21,230	490,838
Chubb Ltd.	172,390	35,589,916
Cincinnati Financial Corp.	60,414	7,410,381
Citizens, Inc. *	24,606	73,572
CNA Financial Corp.	11,897	564,394
CNO Financial Group, Inc.	49,726	1,200,386
Crawford & Co., Class B	10,750	79,228
Donegal Group, Inc., Class A	5,782	78,230
eHealth, Inc. *	9,733	78,351
Employers Holdings, Inc.	11,131	437,894
Enstar Group Ltd. *	5,184	1,222,128
Erie Indemnity Co., Class A	10,282	1,647,999
Everest Re Group Ltd.	15,726	4,320,089
Fidelity National Financial, Inc.	113,569	4,522,318
First American Financial Corp.	44,141	2,573,862
Genworth Financial, Inc., Class A *	200,233	742,864
Globe Life, Inc.	37,173	3,645,928
Goosehead Insurance, Inc., Class A	7,801	448,480
Greenlight Capital Re Ltd., Class A *	12,115	83,351
Hagerty, Inc. *	11,439	108,785
HCI Group, Inc.	3,137	201,050
Heritage Insurance Holdings, Inc.	17,646	75,172
Hippo Holdings, Inc. *	167,065	314,082
Horace Mann Educators Corp.	16,852	671,552
Investors Title Co.	697	130,792
SECURITY	NUMBER OF SHARES	VALUE ($)
James River Group Holdings Ltd.	16,708	396,147
Kemper Corp.	23,834	1,100,177
Kingsway Financial Services, Inc. *	9,776	55,039
Kinsale Capital Group, Inc.	8,622	1,911,411
Lemonade, Inc. *(a)	15,572	324,832
Lincoln National Corp.	66,876	4,022,591
Loews Corp.	79,031	4,966,308
Maiden Holdings Ltd. *	32,952	73,153
Markel Corp. *	5,450	7,375,376
Marsh & McLennan Cos., Inc.	202,083	32,676,821
MBIA, Inc. *	19,104	230,012
Mercury General Corp.	10,575	533,297
MetLife, Inc.	280,934	18,451,745
National Western Life Group, Inc., Class A	904	179,679
NI Holdings, Inc. *	4,986	79,028
Old Republic International Corp.	113,719	2,502,955
Oscar Health, Inc., Class A *	14,534	106,970
Palomar Holdings, Inc. *	10,097	549,782
Primerica, Inc.	15,919	2,062,466
Principal Financial Group, Inc.	97,438	6,639,425
ProAssurance Corp.	21,597	530,638
Prudential Financial, Inc.	151,171	16,403,565
Reinsurance Group of America, Inc.	26,861	2,882,723
RenaissanceRe Holdings Ltd.	17,700	2,540,304
RLI Corp.	16,126	1,850,942
Root, Inc., Class A *	70,284	135,648
Ryan Specialty Group Holdings, Inc., Class A *	23,000	850,770
Safety Insurance Group, Inc.	5,673	488,105
Selective Insurance Group, Inc.	23,889	1,967,498
Selectquote, Inc. *	47,065	96,954
SiriusPoint Ltd. *	34,614	217,376
Stewart Information Services Corp.	10,975	566,310
The Allstate Corp.	112,662	14,256,249
The Hanover Insurance Group, Inc.	14,638	2,149,151
The Hartford Financial Services Group, Inc.	134,491	9,404,956
The Progressive Corp.	234,614	25,188,159
The Travelers Cos., Inc.	96,793	16,557,411
Tiptree, Inc.	7,504	87,272
Trupanion, Inc. *	13,411	853,208
United Fire Group, Inc.	9,038	264,723
Universal Insurance Holdings, Inc.	12,847	161,358
Unum Group	81,683	2,492,965
W.R. Berkley Corp.	83,509	5,552,513
White Mountains Insurance Group Ltd.	1,198	1,255,528
Willis Towers Watson plc	48,833	10,492,258
		373,818,533

Materials 3.0%
Advanced Emissions Solutions, Inc. *	5,901	35,701
AdvanSix, Inc.	11,778	524,592
AgroFresh Solutions, Inc. *	28,391	52,807
Air Products & Chemicals, Inc.	88,835	20,793,608
Albemarle Corp.	47,041	9,070,916
Alcoa Corp.	73,380	4,975,164
Allegheny Technologies, Inc. *	51,127	1,389,632
Alpha Metallurgical Resources, Inc. *	6,988	1,081,323
Amcor plc	605,899	7,185,962
American Vanguard Corp.	11,255	240,857
Ampco-Pittsburgh Corp. *	7,848	44,027
Amyris, Inc. *	80,483	276,057
AptarGroup, Inc.	26,312	3,021,407
Arconic Corp. *	45,143	1,135,798
Ashland Global Holdings, Inc.	21,350	2,241,109

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Aspen Aerogels, Inc. *	9,429	203,666
Avery Dennison Corp.	33,243	6,003,686
Avient Corp.	37,661	1,854,428
Axalta Coating Systems Ltd. *	86,499	2,194,480
Balchem Corp.	13,000	1,601,600
Ball Corp.	130,344	10,578,719
Berry Global Group, Inc. *	53,826	3,033,095
Cabot Corp.	22,526	1,483,337
Carpenter Technology Corp.	18,956	723,740
Celanese Corp.	43,284	6,360,151
Century Aluminum Co. *	19,701	332,356
CF Industries Holdings, Inc.	85,941	8,321,667
Chase Corp.	3,124	263,541
Clearwater Paper Corp. *	6,468	214,155
Cleveland-Cliffs, Inc. *	192,020	4,894,590
Coeur Mining, Inc. *	108,488	393,811
Commercial Metals Co.	48,771	1,999,611
Compass Minerals International, Inc.	13,325	787,907
Core Molding Technologies, Inc. *	5,001	50,010
Corteva, Inc.	291,788	16,833,250
Crown Holdings, Inc.	50,762	5,585,850
Danimer Scientific, Inc. *(a)	34,263	134,311
Diversey Holdings Ltd. *	18,328	141,859
Dow, Inc.	294,521	19,585,646
DuPont de Nemours, Inc.	205,521	13,550,000
Eagle Materials, Inc.	15,872	1,957,335
Eastman Chemical Co.	51,723	5,310,400
Ecolab, Inc.	100,021	16,937,556
Ecovyst, Inc.	20,989	211,149
Element Solutions, Inc.	86,927	1,792,435
Flotek Industries, Inc. *	33,484	44,199
FMC Corp.	50,745	6,725,742
Freeport-McMoRan, Inc.	589,425	23,901,184
FutureFuel Corp.	9,399	89,384
Gatos Silver, Inc. *	17,898	60,495
GCP Applied Technologies, Inc. *	21,333	669,216
Ginkgo Bioworks Holdings, Inc. *	463,949	1,345,452
Glatfelter Corp.	18,834	207,174
Gold Resource Corp.	48,406	88,583
Graphic Packaging Holding Co.	114,106	2,487,511
Greif, Inc., Class A	12,564	762,384
H.B. Fuller Co.	21,032	1,402,834
Hawkins, Inc.	7,358	274,306
Haynes International, Inc.	5,389	210,602
Hecla Mining Co.	215,837	1,124,511
Huntsman Corp.	82,260	2,786,146
Ingevity Corp. *	15,978	957,082
Innospec, Inc.	9,667	921,362
International Flavors & Fragrances, Inc.	102,062	12,380,121
International Paper Co.	154,812	7,164,699
Intrepid Potash, Inc. *	3,965	303,640
Kaiser Aluminum Corp.	6,211	599,362
Koppers Holdings, Inc.	8,402	203,833
Kronos Worldwide, Inc.	9,190	139,872
Linde plc	205,386	64,072,217
Livent Corp. *	65,533	1,399,785
Loop Industries, Inc. *(a)	9,523	61,900
Louisiana-Pacific Corp.	35,389	2,283,298
LSB Industries, Inc. *	12,230	261,844
LyondellBasell Industries N.V., Class A	105,447	11,180,545
Marrone Bio Innovations, Inc. *	62,408	72,393
Martin Marietta Materials, Inc.	24,963	8,842,394
Materion Corp.	7,950	676,943
McEwen Mining, Inc. *	171,993	115,270
Mercer International, Inc.	18,107	289,893
Minerals Technologies, Inc.	13,718	872,602
SECURITY	NUMBER OF SHARES	VALUE ($)
MP Materials Corp. *	29,423	1,119,251
Myers Industries, Inc.	14,310	313,818
Neenah, Inc.	6,513	230,560
NewMarket Corp.	2,823	916,374
Newmont Corp.	320,839	23,373,121
Northern Technologies International Corp.	5,289	61,194
Nucor Corp.	109,247	16,909,251
O-I Glass, Inc. *	62,292	839,696
Olin Corp.	56,696	3,254,350
Olympic Steel, Inc.	4,090	140,410
Origin Materials, Inc. *	46,093	299,144
Orion Engineered Carbons S.A.	24,535	370,479
Packaging Corp. of America	37,957	6,117,530
Pactiv Evergreen, Inc.	17,554	173,082
Piedmont Lithium, Inc. *	6,108	399,524
PPG Industries, Inc.	95,344	12,203,079
PureCycle Technologies, Inc. *	33,927	264,631
Quaker Chemical Corp.	5,463	888,885
Ramaco Resources, Inc.	4,615	73,332
Ranpak Holdings Corp. *	15,372	231,810
Rayonier Advanced Materials, Inc. *	26,864	137,812
Reliance Steel & Aluminum Co.	24,957	4,947,725
Resolute Forest Products, Inc.	18,295	255,032
Royal Gold, Inc.	26,261	3,426,535
RPM International, Inc.	51,820	4,295,878
Ryerson Holding Corp.	5,712	210,259
Schnitzer Steel Industries, Inc., Class A	10,249	467,662
Schweitzer-Mauduit International, Inc.	12,414	312,336
Sealed Air Corp.	59,612	3,827,687
Sensient Technologies Corp.	16,516	1,397,254
Silgan Holdings, Inc.	33,581	1,489,989
Smith-Midland Corp. *	1,800	30,366
Sonoco Products Co.	39,154	2,424,024
Steel Dynamics, Inc.	75,676	6,489,217
Stepan Co.	8,411	858,847
Summit Materials, Inc., Class A *	47,110	1,309,658
SunCoke Energy, Inc.	33,755	280,842
Sylvamo Corp. *	14,874	664,124
Synalloy Corp. *	4,646	76,148
The Chemours Co.	64,448	2,131,295
The Mosaic Co.	148,145	9,247,211
The Scotts Miracle-Gro Co.	16,044	1,667,453
The Sherwin-Williams Co.	96,765	26,606,504
TimkenSteel Corp. *	15,566	321,749
Trecora Resources *	10,224	99,582
Tredegar Corp.	10,770	123,317
TriMas Corp.	17,122	505,784
Trinseo plc	15,623	741,311
Tronox Holdings plc, Class A	47,310	813,732
United States Lime & Minerals, Inc.	1,147	125,608
United States Steel Corp.	103,551	3,157,270
Universal Stainless & Alloy Products, Inc. *	6,628	57,664
Valvoline, Inc.	72,466	2,190,647
Vulcan Materials Co.	53,268	9,177,544
Warrior Met Coal, Inc.	20,726	706,135
Westlake Corp.	13,142	1,663,120
WestRock Co.	105,827	5,241,611
Worthington Industries, Inc.	13,333	634,251
		506,674,783

Media & Entertainment 6.8%
Activision Blizzard, Inc.	312,328	23,611,997
AdTheorent Holding Co., Inc. *(a)	21,011	181,745

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Advantage Solutions, Inc. *	41,561	209,052
Alphabet, Inc., Class A *	120,635	275,311,991
Alphabet, Inc., Class C *	111,413	256,175,253
Altice USA, Inc., Class A *	92,395	857,426
AMC Entertainment Holdings, Inc., Class A *	204,907	3,135,077
AMC Networks, Inc., Class A *	11,743	383,174
Angi, Inc. *	31,682	139,718
Audacy, Inc. *	44,339	112,621
Boston Omaha Corp., Class A *	8,095	168,700
Bumble, Inc., Class A *	28,215	676,878
BuzzFeed, Inc. *	14,995	74,825
Cable One, Inc.	1,975	2,303,245
Cardlytics, Inc. *	13,053	445,499
Cargurus, Inc. *	34,899	1,140,499
Cars.com, Inc. *	28,106	312,539
Charter Communications, Inc., Class A *	47,846	20,501,533
Chicken Soup For The Soul Entertainment, Inc. *	2,657	23,142
Cinedigm Corp., Class A *	54,801	38,147
Cinemark Holdings, Inc. *	44,949	712,891
Clear Channel Outdoor Holdings, Inc. *	193,206	475,287
Comcast Corp., Class A	1,813,934	72,122,016
comScore, Inc. *	29,328	59,243
Cumulus Media, Inc., Class A *	6,971	95,991
Daily Journal Corp. *	289	74,316
DHI Group, Inc. *	17,016	94,609
DISH Network Corp., Class A *	100,164	2,855,676
Electronic Arts, Inc.	112,925	13,330,796
Emerald Holding, Inc. *	15,388	41,394
Entravision Communications Corp., Class A	23,831	123,206
Eventbrite, Inc., Class A *	32,039	338,973
EverQuote, Inc., Class A *	8,283	114,968
Fluent, Inc. *	30,212	40,484
Fox Corp., Class A	126,671	4,539,889
Fox Corp., Class B	58,970	1,960,163
fuboTV, Inc. *	65,675	248,908
Gaia, Inc. *	10,263	50,699
Gannett Co., Inc. *	56,389	226,120
Gray Television, Inc.	36,047	667,590
Hemisphere Media Group, Inc. *	8,047	31,303
IAC/InterActiveCorp. *	33,656	2,789,409
iHeartMedia, Inc., Class A *	43,715	699,003
Innovid Corp. *	22,477	122,275
Integral Ad Science Holding Corp. *	6,256	73,883
John Wiley & Sons, Inc., Class A	17,797	905,689
Leafly Holdings, Inc. *	14,952	169,107
Lee Enterprises, Inc. *	1,545	37,235
Liberty Broadband Corp., Class A *	9,359	1,007,590
Liberty Broadband Corp., Class C *	57,159	6,391,519
Liberty Media Corp. - Liberty Braves, Class A *	5,453	143,250
Liberty Media Corp. - Liberty Braves, Class C *	13,094	328,790
Liberty Media Corp. - Liberty Formula One, Class A *	9,643	553,701
Liberty Media Corp. - Liberty Formula One, Class C *	81,773	5,096,911
Liberty Media Corp. - Liberty SiriusXM, Class A *	31,508	1,317,980
Liberty Media Corp. - Liberty SiriusXM, Class C *	63,124	2,643,633
Liberty TripAdvisor Holdings, Inc., Class A *	24,773	37,160
SECURITY	NUMBER OF SHARES	VALUE ($)
Lions Gate Entertainment Corp., Class A *	25,145	339,206
Lions Gate Entertainment Corp., Class B *	50,349	632,887
Live Nation Entertainment, Inc. *	54,380	5,703,374
Loyalty Ventures, Inc. *	7,503	95,963
Madison Square Garden Entertainment Corp. *	10,114	740,850
Madison Square Garden Sports Corp. *	6,727	1,090,514
Magnite, Inc. *	46,880	452,392
Match Group, Inc. *	114,152	9,035,131
MediaAlpha, Inc., Class A *	8,473	124,892
Meta Platforms, Inc., Class A *	926,149	185,665,090
National CineMedia, Inc.	26,005	57,471
Netflix, Inc. *	178,157	33,913,967
News Corp., Class A	154,161	3,061,637
News Corp., Class B	50,297	1,001,413
Nexstar Media Group, Inc., Class A	16,404	2,598,722
Nextdoor Holdings, Inc. *	25,528	115,131
Omnicom Group, Inc.	83,909	6,387,992
Paramount Global, Class B	247,236	7,199,512
Pinterest, Inc., Class A *	227,728	4,672,979
Playstudios, Inc. *(a)	32,347	187,289
Playtika Holding Corp. *	42,073	739,643
PubMatic, Inc., Class A *	10,574	238,655
QuinStreet, Inc. *	23,196	220,594
Reading International, Inc., Class A *	16,420	65,516
Reservoir Media, Inc. *	14,047	130,778
Roku, Inc. *	47,049	4,370,852
Saga Communications, Inc., Class A	3,088	70,190
Scholastic Corp.	11,997	442,089
Sciplay Corp., Class A *	8,602	114,923
Sinclair Broadcast Group, Inc., Class A	19,082	424,384
Sirius XM Holdings, Inc. (a)	363,708	2,182,248
Skillz, Inc. *	105,094	215,443
Snap, Inc., Class A *	433,384	12,334,109
Stagwell, Inc. *	30,656	207,848
Super League Gaming, Inc. *	8,293	11,527
System1, Inc. *	11,063	139,836
Take-Two Interactive Software, Inc. *	46,210	5,522,557
TechTarget, Inc. *	10,865	731,323
TEGNA, Inc.	87,670	1,933,123
The E.W. Scripps Co., Class A *	22,062	363,141
The Interpublic Group of Cos., Inc.	158,234	5,161,593
The Marcus Corp. *	9,696	152,518
The New York Times Co., Class A	67,939	2,603,422
The Walt Disney Co. *	730,295	81,522,831
Thryv Holdings, Inc. *	6,486	167,533
Townsquare Media, Inc., Class A *	2,521	27,479
TripAdvisor, Inc. *	40,167	1,031,087
TrueCar, Inc. *	41,115	147,192
Twitter, Inc. *	321,372	15,753,655
Urban One, Inc. *	9,867	79,824
Vimeo, Inc. *	62,096	632,758
Warner Bros Discovery, Inc. *	886,963	16,098,376
Warner Music Group Corp., Class A	46,061	1,371,236
Wejo Group Ltd. *	19,449	55,430
WideOpenWest, Inc. *	20,174	404,489
World Wrestling Entertainment, Inc., Class A	17,363	1,013,826
Yelp, Inc. *	26,910	875,382
Zedge, Inc., Class B *	4,350	22,359
Ziff Davis, Inc. *	19,491	1,722,225
ZipRecruiter, Inc., Class A *	4,850	109,173
ZoomInfo Technologies, Inc. *	120,897	5,730,518

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zynga, Inc., Class A *	423,932	3,505,918
		1,138,048,733

Pharmaceuticals, Biotechnology & Life Sciences 7.8%
10X Genomics, Inc., Class A *	36,912	1,762,917
180 Life Sciences Corp. *	7,214	15,294
2seventy bio, Inc. *	10,067	135,502
4D Molecular Therapeutics, Inc. *	11,190	133,273
9 Meters Biopharma, Inc. *	107,754	45,020
Aadi Bioscience, Inc. *	8,033	117,282
AbbVie, Inc.	708,840	104,114,419
Absci Corp. *	5,148	30,425
ACADIA Pharmaceuticals, Inc. *	46,397	855,561
Achieve Life Sciences, Inc. *	10,306	71,421
Aclaris Therapeutics, Inc. *	18,878	232,577
Actinium Pharmaceuticals, Inc. *	7,539	45,083
Adamis Pharmaceuticals Corp. *	56,257	22,081
Adaptive Biotechnologies Corp. *	43,198	356,383
Adicet Bio, Inc. *	9,314	137,288
ADMA Biologics, Inc. *	69,227	127,378
Aeglea BioTherapeutics, Inc. *	13,223	19,041
Aerie Pharmaceuticals, Inc. *	20,408	145,101
Aerovate Therapeutics, Inc. *	3,663	46,703
Agenus, Inc. *	98,112	181,507
Agilent Technologies, Inc.	120,256	14,342,933
Agios Pharmaceuticals, Inc. *	22,582	496,127
Akebia Therapeutics, Inc. *	85,950	35,686
Akero Therapeutics, Inc. *	10,173	106,715
Akouos, Inc. *	10,685	29,918
Akoya Biosciences, Inc. *	4,688	44,114
Alaunos Therapeutics, Inc. *	82,975	44,093
Albireo Pharma, Inc. *	8,505	270,629
Aldeyra Therapeutics, Inc. *	22,201	68,157
Alector, Inc. *	22,141	212,554
Alkermes plc *	64,312	1,855,401
Allakos, Inc. *	14,053	52,980
Allogene Therapeutics, Inc. *	35,280	294,588
Allovir, Inc. *	18,004	81,918
Alnylam Pharmaceuticals, Inc. *	48,494	6,470,554
Alpha Teknova, Inc. *	2,787	31,298
Alpine Immune Sciences, Inc. *	5,500	50,600
Altimmune, Inc. *	14,356	64,889
ALX Oncology Holdings, Inc. *	7,977	101,946
Amgen, Inc.	225,815	52,657,800
Amicus Therapeutics, Inc. *	103,403	732,093
Amneal Pharmaceuticals, Inc. *	43,587	168,246
Amphastar Pharmaceuticals, Inc. *	14,857	526,978
Ampio Pharmaceuticals, Inc. *	73,284	16,870
Amylyx Pharmaceuticals, Inc. *	4,375	39,375
AnaptysBio, Inc. *	7,720	180,648
Anavex Life Sciences Corp. *	30,282	260,122
ANI Pharmaceuticals, Inc. *	4,883	144,097
Anika Therapeutics, Inc. *	5,811	125,111
Annexon, Inc. *	10,658	27,178
Annovis Bio, Inc. *	2,061	19,456
Antares Pharma, Inc. *	76,671	426,674
Apellis Pharmaceuticals, Inc. *	35,458	1,543,487
Aptinyx, Inc. *	20,000	17,844
Aquestive Therapeutics, Inc. *	9,107	12,750
Arbutus Biopharma Corp. *	36,352	84,700
Arcellx, Inc. *	4,029	44,037
Arcturus Therapeutics Holdings, Inc. *	8,656	167,753
Arcus Biosciences, Inc. *	17,923	433,916
Arcutis Biotherapeutics, Inc. *	11,246	227,057
Ardelyx, Inc. *	50,000	41,145
Arrowhead Pharmaceuticals, Inc. *	42,621	1,752,149
Arvinas, Inc. *	17,107	940,372
SECURITY	NUMBER OF SHARES	VALUE ($)
Assembly Biosciences, Inc. *	51,368	90,408
Assertio Holdings, Inc. *	23,152	48,851
Astria Therapeutics, Inc. *	7,850	47,806
Atara Biotherapeutics, Inc. *	35,390	225,080
Atea Pharmaceuticals, Inc. *	20,179	118,451
Athersys, Inc. *	99,317	48,675
Athira Pharma, Inc. *	13,857	142,589
Atossa Therapeutics, Inc. *	45,962	46,422
Atreca, Inc., Class A *	11,123	21,801
aTyr Pharma, Inc. *	10,000	41,600
Aura Biosciences, Inc. *	2,748	46,606
Avantor, Inc. *	245,138	7,814,999
AVEO Pharmaceuticals, Inc. *	17,180	87,274
Avid Bioservices, Inc. *	24,799	333,795
Avidity Biosciences, Inc. *	16,590	237,237
Avita Medical, Inc. *	10,054	61,329
Axsome Therapeutics, Inc. *	11,957	379,635
Azenta, Inc.	30,156	2,260,494
Beam Therapeutics, Inc. *	18,251	684,960
Berkeley Lights, Inc. *	15,991	79,555
BioCryst Pharmaceuticals, Inc. *	72,623	674,668
Biogen, Inc. *	58,992	12,237,300
Biohaven Pharmaceutical Holding Co., Ltd. *	24,585	2,192,244
BioMarin Pharmaceutical, Inc. *	73,379	5,969,382
Biomea Fusion, Inc. *	3,656	10,968
BioNano Genomics, Inc. *(a)	121,204	197,563
Bio-Rad Laboratories, Inc., Class A *	8,604	4,405,764
Bio-Techne Corp.	15,693	5,958,475
Bioxcel Therapeutics, Inc. *	7,800	102,258
Bluebird Bio, Inc. *	30,202	109,633
Blueprint Medicines Corp. *	25,335	1,478,297
BrainStorm Cell Therapeutics, Inc. *	11,287	33,861
Bridgebio Pharma, Inc. *	47,447	380,525
Bristol-Myers Squibb Co.	873,334	65,735,850
Bruker Corp.	41,438	2,382,271
C4 Therapeutics, Inc. *	16,467	141,122
Capricor Therapeutics, Inc. *	14,832	47,017
Cara Therapeutics, Inc. *	16,617	144,900
Cardiff Oncology, Inc. *	16,399	21,975
CareDx, Inc. *	20,646	628,464
Caribou Biosciences, Inc. *	7,373	54,560
CASI Pharmaceuticals, Inc. *	54,063	23,247
Cassava Sciences, Inc. *	14,736	307,540
Catalent, Inc. *	72,284	6,546,039
Catalyst Pharmaceuticals, Inc. *	39,688	302,423
Celcuity, Inc. *	4,926	32,118
Celldex Therapeutics, Inc. *	18,028	550,755
CEL-SCI Corp. *(a)	16,481	47,136
Century Therapeutics, Inc. *(a)	4,176	50,196
Cerevel Therapeutics Holdings, Inc. *	22,687	664,275
Charles River Laboratories International, Inc. *	20,197	4,877,777
Checkpoint Therapeutics, Inc. *	33,712	42,477
ChemoCentryx, Inc. *	20,043	369,994
Chimerix, Inc. *	37,732	166,021
Chinook Therapeutics, Inc. *	21,475	324,917
ChromaDex Corp. *	24,667	46,621
CinCor Pharma, Inc. *	5,326	126,706
Citius Pharmaceuticals, Inc. *(a)	76,073	76,834
Clearside Biomedical, Inc. *	20,216	30,930
Clene, Inc. *(a)	7,741	20,049
Clovis Oncology, Inc. *	52,002	104,004
Codex DNA, Inc. *(a)	5,459	20,198
Codexis, Inc. *	22,641	272,371
Codiak Biosciences, Inc. *	6,438	19,056
Cogent Biosciences, Inc. *	15,191	97,526
Coherus Biosciences, Inc. *	26,548	239,994

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Collegium Pharmaceutical, Inc. *	14,056	226,302
Concert Pharmaceuticals, Inc. *	23,681	73,885
ContraFect Corp. *	19,650	74,277
Corcept Therapeutics, Inc. *	37,947	816,240
CorMedix, Inc. *	13,948	47,981
Crinetics Pharmaceuticals, Inc. *	15,860	322,275
CRISPR Therapeutics AG *	28,521	1,415,212
CTI BioPharma Corp. *	37,496	191,605
Cue Biopharma, Inc. *	12,652	50,102
Cullinan Oncology, Inc. *	9,384	92,057
Curis, Inc. *	29,432	26,892
Cymabay Therapeutics, Inc. *	48,612	110,349
Cytek Biosciences, Inc. *	5,624	53,147
Cytokinetics, Inc. *	33,572	1,338,516
CytomX Therapeutics, Inc. *	24,803	42,413
Danaher Corp.	255,117	64,067,532
Dare Bioscience, Inc. *	30,532	34,501
Day One Biopharmaceuticals, Inc. *	4,457	37,974
Deciphera Pharmaceuticals, Inc. *	16,532	167,304
Denali Therapeutics, Inc. *	36,846	876,935
DermTech, Inc. *	10,214	87,330
Design Therapeutics, Inc. *	4,758	56,811
DICE Therapeutics, Inc. *	4,856	98,674
Durect Corp. *	100,516	45,232
Dynavax Technologies Corp. *	44,962	397,014
Dyne Therapeutics, Inc. *	10,151	81,005
Eagle Pharmaceuticals, Inc. *	4,393	193,863
Edgewise Therapeutics, Inc. *	4,640	37,027
Editas Medicine, Inc. *	27,610	365,556
Eiger BioPharmaceuticals, Inc. *	16,477	113,197
Elanco Animal Health, Inc. *	189,410	4,793,967
Eli Lilly & Co.	318,422	93,020,619
Eliem Therapeutics, Inc. *	2,517	7,954
Emergent BioSolutions, Inc. *	19,456	629,985
Enanta Pharmaceuticals, Inc. *	7,693	495,429
Endo International plc *	90,744	181,488
Enochian Biosciences, Inc. *(a)	7,537	57,960
Entrada Therapeutics, Inc. *(a)	3,500	20,930
Epizyme, Inc. *	82,826	53,456
EQRx, Inc. *	91,140	473,017
Equillium, Inc. *	6,993	17,098
Erasca, Inc. *	7,423	54,039
Esperion Therapeutics, Inc. *	23,247	132,043
Evelo Biosciences, Inc. *(a)	10,700	26,429
Evofem Biosciences, Inc. *	67,642	11,905
Evolus, Inc. *	13,267	148,458
Exact Sciences Corp. *	69,614	3,832,251
Exagen, Inc. *	4,095	24,980
Exelixis, Inc. *	130,216	2,909,025
EyePoint Pharmaceuticals, Inc. *	11,679	131,973
Fate Therapeutics, Inc. *	33,623	960,273
FibroGen, Inc. *	35,771	332,670
Foghorn Therapeutics, Inc. *	8,501	98,527
Forma Therapeutics Holdings, Inc. *	12,637	95,536
Fortress Biotech, Inc. *	29,965	32,961
Fulcrum Therapeutics, Inc. *	10,895	104,810
G1 Therapeutics, Inc. *	15,530	79,824
Galectin Therapeutics, Inc. *	17,413	26,990
Gelesis Holdings, Inc. *	16,733	86,510
Generation Bio Co. *	16,915	107,072
Genprex, Inc. *	29,742	47,587
Geron Corp. *	177,967	250,933
Gilead Sciences, Inc.	502,703	29,830,396
Global Blood Therapeutics, Inc. *	23,733	728,603
Gossamer Bio, Inc. *	26,312	181,816
Graphite Bio, Inc. *	5,814	23,372
GreenLight Biosciences Holdings PBC *	24,360	198,534
SECURITY	NUMBER OF SHARES	VALUE ($)
Greenwich Lifesciences, Inc. *	1,259	14,919
Gritstone bio, Inc. *	21,400	55,426
Halozyme Therapeutics, Inc. *	56,357	2,248,644
Harmony Biosciences Holdings, Inc. *	8,727	393,064
Harpoon Therapeutics, Inc. *	10,228	23,013
Harrow Health, Inc. *	12,577	85,146
Harvard Bioscience, Inc. *	14,274	74,510
Heat Biologics, Inc. *	9,763	23,138
Hepion Pharmaceuticals, Inc. *	31,535	29,239
Heron Therapeutics, Inc. *	40,824	184,524
Homology Medicines, Inc. *	19,308	32,051
Horizon Therapeutics plc *	91,332	9,001,682
Humacyte, Inc. *	22,996	162,812
Humanigen, Inc. *	17,832	33,524
iBio, Inc. *	74,003	21,653
Icosavax, Inc. *	4,633	33,589
Ideaya Biosciences, Inc. *	12,679	121,592
IGM Biosciences, Inc. *	6,664	111,555
Ikena Oncology, Inc. *	3,541	13,739
Illumina, Inc. *	62,794	18,627,840
Imago Biosciences, Inc. *	3,499	57,209
Immuneering Corp., Class A *(a)	2,997	14,895
Immunic, Inc. *	6,574	44,506
ImmunityBio, Inc. *	25,226	91,570
ImmunoGen, Inc. *	86,212	416,404
Immunovant, Inc. *	17,821	82,155
Incyte Corp. *	75,885	5,688,340
Infinity Pharmaceuticals, Inc. *	29,948	23,635
Inhibrx, Inc. *	7,931	125,706
Inmune Bio, Inc. *	5,159	38,796
Innoviva, Inc. *	26,333	449,241
Inotiv, Inc. *	6,479	92,326
Inovio Pharmaceuticals, Inc. *(a)	98,258	268,244
Insmed, Inc. *	46,800	1,028,196
Instil Bio, Inc. *	6,618	46,789
Intellia Therapeutics, Inc. *	27,490	1,347,835
Intercept Pharmaceuticals, Inc. *	11,183	175,685
Intra-Cellular Therapies, Inc. *	34,194	1,730,558
Ionis Pharmaceuticals, Inc. *	57,125	2,099,915
Iovance Biotherapeutics, Inc. *	54,425	824,539
IQVIA Holdings, Inc. *	76,709	16,721,795
Ironwood Pharmaceuticals, Inc. *	66,237	794,844
iTeos Therapeutics, Inc. *	7,943	211,999
IVERIC bio, Inc. *	43,672	604,857
Janux Therapeutics, Inc. *	4,808	47,311
Jazz Pharmaceuticals plc *	24,579	3,938,047
Johnson & Johnson	1,055,955	190,557,639
Jounce Therapeutics, Inc. *	16,599	87,975
KalVista Pharmaceuticals, Inc. *	8,852	112,686
Karuna Therapeutics, Inc. *	8,778	978,396
Karyopharm Therapeutics, Inc. *	32,474	198,091
KemPharm, Inc. *(a)	11,139	49,791
Keros Therapeutics, Inc. *	5,425	287,579
Kezar Life Sciences, Inc. *	16,703	198,432
Kiniksa Pharmaceuticals Ltd., Class A *	12,701	118,500
Kinnate Biopharma, Inc. *	6,937	51,819
Kodiak Sciences, Inc. *	13,152	79,175
Kronos Bio, Inc. *	16,223	76,735
Krystal Biotech, Inc. *	8,676	525,852
Kura Oncology, Inc. *	27,974	401,427
Kymera Therapeutics, Inc. *	14,238	446,361
Larimar Therapeutics, Inc. *	4,106	15,233
Leap Therapeutics, Inc. *	32,000	41,280
Lexicon Pharmaceuticals, Inc. *	24,980	45,214
Ligand Pharmaceuticals, Inc. *	6,846	635,720
Lineage Cell Therapeutics, Inc. *	45,545	55,565
Lipocine, Inc. *	50,000	44,095

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Liquidia Corp. *	20,793	113,114
Lyell Immunopharma, Inc. *(a)	9,978	51,187
MacroGenics, Inc. *	24,123	172,479
Madrigal Pharmaceuticals, Inc. *	5,052	353,640
Magenta Therapeutics, Inc. *	19,635	28,078
MannKind Corp. *	110,094	344,594
Maravai LifeSciences Holdings, Inc., Class A *	43,307	1,330,824
Marinus Pharmaceuticals, Inc. *	12,809	84,796
Matinas BioPharma Holdings, Inc. *	78,387	55,263
MediciNova, Inc. *(a)	17,843	47,641
Medpace Holdings, Inc. *	11,429	1,526,572
MEI Pharma, Inc. *	50,519	24,830
Merck & Co., Inc.	1,012,944	89,838,003
Mersana Therapeutics, Inc. *	26,564	92,443
Mettler-Toledo International, Inc. *	9,199	11,751,998
MiMedx Group, Inc. *	31,423	124,121
Mirati Therapeutics, Inc. *	20,202	1,248,282
Mirum Pharmaceuticals, Inc. *	7,069	168,101
Moderna, Inc. *	141,577	19,029,365
Molecular Templates, Inc. *	15,226	25,884
Moleculin Biotech, Inc. *	20,198	32,115
Monte Rosa Therapeutics, Inc. *(a)	4,528	49,355
Morphic Holding, Inc. *	10,335	313,254
Mustang Bio, Inc. *	31,286	23,299
MyMD Pharmaceuticals, Inc. *	13,965	52,229
Myovant Sciences Ltd. *	16,843	156,808
Myriad Genetics, Inc. *	31,528	646,324
NanoString Technologies, Inc. *	18,579	348,914
Natera, Inc. *	35,147	1,234,363
Nautilus Biotechnology, Inc. *	22,256	103,936
Nektar Therapeutics *	73,818	304,868
NeoGenomics, Inc. *	48,198	455,471
Neoleukin Therapeutics, Inc. *	13,687	16,698
Neurocrine Biosciences, Inc. *	37,840	3,406,735
NextCure, Inc. *	10,000	41,600
NGM Biopharmaceuticals, Inc. *	15,070	188,074
Nkarta, Inc. *	10,914	201,254
Novavax, Inc. *	30,511	1,375,131
NRX Pharmaceuticals, Inc. *	12,000	18,720
Nurix Therapeutics, Inc. *	15,286	169,216
Nuvalent, Inc., Class A *(a)	3,544	36,468
Nuvation Bio, Inc. *	52,407	244,217
Ocugen, Inc. *(a)	76,012	166,466
Ocular Therapeutix, Inc. *	31,066	110,906
Olema Pharmaceuticals, Inc. *	11,384	29,029
Omega Therapeutics, Inc. *	3,087	10,527
Omeros Corp. *(a)	32,056	111,234
Oncocyte Corp. *	30,590	35,484
Opiant Pharmaceuticals, Inc. *	2,300	45,908
Optinose, Inc. *	37,378	90,455
Organogenesis Holdings, Inc. *	24,028	154,740
Organon & Co.	101,935	3,295,559
Orgenesis, Inc. *	9,467	28,401
ORIC Pharmaceuticals, Inc. *	12,565	41,716
Osmotica Pharmaceuticals plc *	32,713	44,490
Otonomy, Inc. *	16,843	37,055
Outlook Therapeutics, Inc. *(a)	62,495	96,867
Ovid therapeutics, Inc. *	19,452	53,493
Oyster Point Pharma, Inc. *(a)	8,713	55,589
Pacific Biosciences of California, Inc. *	87,832	556,855
Pacira BioSciences, Inc. *	17,701	1,319,964
Paratek Pharmaceuticals, Inc. *	17,405	38,465
Pardes Biosciences, Inc. *	13,159	97,771
PDS Biotechnology Corp. *	7,907	43,726
PerkinElmer, Inc.	50,938	7,468,020
Perrigo Co., plc	53,173	1,823,834
Personalis, Inc. *	14,193	79,481
SECURITY	NUMBER OF SHARES	VALUE ($)
Pfizer, Inc.	2,252,275	110,519,134
Phathom Pharmaceuticals, Inc. *	6,778	87,707
Phibro Animal Health Corp., Class A	8,185	147,248
Pieris Pharmaceuticals, Inc. *	35,732	100,050
Pliant Therapeutics, Inc. *	9,246	54,182
PLx Pharma, Inc. *	8,708	26,298
PMV Pharmaceuticals, Inc. *	10,467	151,667
Point Biopharma Global, Inc. *(a)	29,078	247,454
Poseida Therapeutics, Inc. *	13,528	41,802
Praxis Precision Medicines, Inc. *	13,673	110,751
Precigen, Inc. *	62,114	82,612
Precision BioSciences, Inc. *	19,968	39,736
Prestige Consumer Healthcare, Inc. *	20,071	1,097,081
Prometheus Biosciences, Inc. *	4,232	111,302
ProPhase Labs, Inc.	7,657	56,815
Protagonist Therapeutics, Inc. *	18,129	164,793
Prothena Corp. plc *	14,317	417,484
Provention Bio, Inc. *	21,027	94,411
PTC Therapeutics, Inc. *	28,121	993,515
Quanterix Corp. *	14,993	332,695
Quantum-Si, Inc. *	32,018	140,239
Radius Health, Inc. *	17,803	121,773
Rallybio Corp. *	5,199	51,782
Rani Therapeutics Holdings, Inc., Class A *	2,793	34,158
RAPT Therapeutics, Inc. *	7,603	115,033
Reata Pharmaceuticals, Inc., Class A *	12,096	306,996
Recursion Pharmaceuticals, Inc., Class A *	9,451	58,596
Regeneron Pharmaceuticals, Inc. *	42,809	28,215,840
REGENXBIO, Inc. *	14,834	411,792
Relay Therapeutics, Inc. *	30,982	738,301
Relmada Therapeutics, Inc. *	11,539	289,744
Repligen Corp. *	20,577	3,235,527
Replimune Group, Inc. *	11,714	196,444
Revance Therapeutics, Inc. *	26,353	431,662
REVOLUTION Medicines, Inc. *	24,398	487,228
Rhythm Pharmaceuticals, Inc. *	16,923	105,938
Rigel Pharmaceuticals, Inc. *	82,091	193,735
Rocket Pharmaceuticals, Inc. *	20,736	213,166
Roivant Sciences Ltd. *	36,902	136,168
Royalty Pharma plc, Class A	143,849	6,125,090
Rubius Therapeutics, Inc. *	15,779	26,193
Sage Therapeutics, Inc. *	21,754	685,686
Sana Biotechnology, Inc. *	34,162	257,923
Sangamo Therapeutics, Inc. *	57,765	239,725
Sarepta Therapeutics, Inc. *	35,101	2,538,504
Satsuma Pharmaceuticals, Inc. *	12,319	47,921
Savara, Inc. *	42,882	50,601
Scholar Rock Holding Corp. *	11,892	84,076
Science 37 Holdings, Inc. *	19,869	77,688
SCYNEXIS, Inc. *	8,875	23,696
Seagen, Inc. *	54,359	7,121,573
Seelos Therapeutics, Inc. *	39,148	24,272
Seer, Inc. *	13,439	97,836
Selecta Biosciences, Inc. *	33,810	25,909
SELLAS Life Sciences Group, Inc. *	4,570	12,430
Seres Therapeutics, Inc. *	29,926	141,550
Sesen Bio, Inc. *	67,895	25,807
Shattuck Labs, Inc. *	11,210	43,046
SIGA Technologies, Inc. *	17,097	117,456
Singular Genomics Systems, Inc. *	4,713	19,276
Societal CDMO, Inc. *	28,335	38,536
SomaLogic, Inc. *	61,519	388,800
Sorrento Therapeutics, Inc. *	120,896	182,553
Sotera Health Co. *	40,114	817,523
Spectrum Pharmaceuticals, Inc. *	58,461	47,219
Spero Therapeutics, Inc. *	12,120	58,903

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SpringWorks Therapeutics, Inc. *	10,688	458,622
SQZ Biotechnologies Co. *	7,793	28,756
Standard BioTools, Inc. *	27,127	71,887
Stoke Therapeutics, Inc. *	9,346	134,956
Supernus Pharmaceuticals, Inc. *	22,037	614,832
Surface Oncology, Inc. *	12,172	25,805
Surrozen, Inc. *	8,548	21,968
Sutro Biopharma, Inc. *	23,381	140,520
Syndax Pharmaceuticals, Inc. *	20,384	341,840
Syneos Health, Inc. *	42,088	3,076,212
Synlogic, Inc. *	25,000	42,500
Talaris Therapeutics, Inc. *	3,539	24,985
Tango Therapeutics, Inc. *	24,311	178,929
Tarsus Pharmaceuticals, Inc. *	2,363	43,267
Taysha Gene Therapies, Inc. *	9,484	34,711
TCR2 Therapeutics, Inc. *	13,931	29,673
Tenaya Therapeutics, Inc. *(a)	4,937	45,519
TFF Pharmaceuticals, Inc. *	11,966	60,668
TG Therapeutics, Inc. *	53,453	370,964
Theravance Biopharma, Inc. *	24,661	237,979
Thermo Fisher Scientific, Inc.	157,914	87,313,809
Theseus Pharmaceuticals, Inc. *	6,000	49,020
Tonix Pharmaceuticals Holding Corp. *	126,272	18,423
Travere Therapeutics, Inc. *	20,515	515,542
Trevena, Inc. *	93,743	27,795
Tricida, Inc. *	15,531	143,351
Turning Point Therapeutics, Inc. *	20,129	592,598
Twist Bioscience Corp. *	22,189	639,931
Tyra Biosciences, Inc. *(a)	4,200	31,374
Ultragenyx Pharmaceutical, Inc. *	27,778	1,963,627
uniQure N.V. *	14,271	213,209
United Therapeutics Corp. *	18,003	3,196,613
Vanda Pharmaceuticals, Inc. *	24,287	240,927
Vaxart, Inc. *(a)	53,313	185,529
Vaxcyte, Inc. *	14,448	349,786
VBI Vaccines, Inc. *	95,399	119,249
Ventyx Biosciences, Inc. *(a)	5,000	72,650
Vera Therapeutics, Inc. *	4,235	84,700
Veracyte, Inc. *	28,113	575,473
Verastem, Inc. *	75,269	106,882
Vericel Corp. *	18,920	539,220
Verrica Pharmaceuticals, Inc. *	4,072	26,753
Vertex Pharmaceuticals, Inc. *	102,150	27,909,423
Verve Therapeutics, Inc. *	5,474	81,672
Viatris, Inc.	489,039	5,051,773
Vigil Neuroscience, Inc. *	4,206	14,258
Viking Therapeutics, Inc. *	44,466	105,829
Vincerx Pharma, Inc. *	4,112	10,609
Vir Biotechnology, Inc. *	28,698	584,004
Viridian Therapeutics Inc. *	7,609	104,700
VistaGen Therapeutics, Inc. *	112,808	143,266
Vor BioPharma, Inc. *	3,785	21,688
Voyager Therapeutics, Inc. *	15,910	116,620
Waters Corp. *	24,472	7,415,505
West Pharmaceutical Services, Inc.	29,747	9,372,090
XBiotech, Inc.	11,401	88,472
Xencor, Inc. *	24,000	599,520
Xeris Biopharma Holdings, Inc. *	47,467	115,819
XOMA Corp. *	4,338	83,420
Y-mAbs Therapeutics, Inc. *	13,495	113,358
Zentalis Pharmaceuticals, Inc. *	14,595	387,059
Zoetis, Inc.	189,858	33,652,330
		1,310,247,751

Real Estate 3.7%
Acadia Realty Trust	36,187	757,032
Agree Realty Corp.	28,606	1,942,920
SECURITY	NUMBER OF SHARES	VALUE ($)
Alexander & Baldwin, Inc.	28,776	610,051
Alexander's, Inc.	799	198,288
Alexandria Real Estate Equities, Inc.	58,264	10,613,370
Alpine Income Property Trust, Inc.	4,623	86,450
American Assets Trust, Inc.	21,614	791,072
American Campus Communities, Inc.	55,695	3,601,796
American Homes 4 Rent, Class A	117,716	4,662,731
American Tower Corp.	182,502	43,986,632
Americold Realty Trust	106,351	2,805,539
Apartment Income REIT Corp.	63,393	3,117,034
Apartment Investment & Management Co., Class A *	58,899	371,064
Apple Hospitality REIT, Inc.	84,280	1,490,913
Armada Hoffler Properties, Inc.	28,123	381,067
Ashford Hospitality Trust, Inc. *	17,079	120,407
AvalonBay Communities, Inc.	56,018	12,742,975
Bluerock Residential Growth REIT, Inc.	10,504	279,511
Boston Properties, Inc.	57,162	6,722,251
Braemar Hotels & Resorts, Inc.	24,766	150,082
Brandywine Realty Trust	69,309	808,836
Brixmor Property Group, Inc.	118,738	3,013,570
Broadstone Net Lease, Inc.	65,633	1,357,947
BRT Apartments Corp.	5,530	121,052
Camden Property Trust	40,918	6,419,625
CareTrust REIT, Inc.	38,237	619,822
CatchMark Timber Trust, Inc., Class A	18,210	149,504
CBRE Group, Inc., Class A *	134,042	11,130,848
Cedar Realty Trust, Inc.	4,511	128,022
Centerspace	6,268	578,286
Chatham Lodging Trust *	22,699	325,958
City Office REIT, Inc.	16,407	243,480
Clipper Realty, Inc.	5,283	47,177
Community Healthcare Trust, Inc.	9,015	331,932
Corporate Office Properties Trust	45,685	1,219,333
Cousins Properties, Inc.	59,576	2,138,778
Creative Media & Community Trust Corp.	10,071	71,202
Crown Castle International Corp.	173,397	32,114,858
CTO Realty Growth, Inc.	2,566	163,634
CubeSmart	87,809	4,171,806
Cushman & Wakefield plc *	60,804	1,088,392
DiamondRock Hospitality Co. *	88,294	937,682
Digital Realty Trust, Inc.	113,833	16,633,278
DigitalBridge Group, Inc. *	208,611	1,451,933
Diversified Healthcare Trust	96,357	216,803
Doma Holdings, Inc. *	67,354	125,278
Douglas Elliman, Inc.	26,736	162,020
Douglas Emmett, Inc.	70,597	2,079,788
Duke Realty Corp.	152,176	8,331,636
Easterly Government Properties, Inc.	38,052	724,891
EastGroup Properties, Inc.	16,332	3,062,250
Empire State Realty Trust, Inc., Class A	57,511	496,895
EPR Properties	29,832	1,566,777
Equinix, Inc.	36,108	25,964,541
Equity Commonwealth *	45,678	1,196,307
Equity LifeStyle Properties, Inc.	69,365	5,360,527
Equity Residential	137,468	11,203,642
Essential Properties Realty Trust, Inc.	47,805	1,147,320
Essex Property Trust, Inc.	26,430	8,702,606
eXp World Holdings, Inc.	27,365	366,417
Extra Space Storage, Inc.	53,705	10,203,950
Farmland Partners, Inc.	11,255	165,674
Federal Realty Investment Trust	28,282	3,310,691
First Industrial Realty Trust, Inc.	52,222	3,028,876
Forestar Group, Inc. *	6,845	111,642
Four Corners Property Trust, Inc.	31,340	860,596

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Franklin Street Properties Corp.	36,290	187,256
FRP Holdings, Inc. *	2,400	135,624
Gaming & Leisure Properties, Inc.	93,636	4,155,566
Getty Realty Corp.	15,982	430,076
Gladstone Commercial Corp.	14,107	296,811
Gladstone Land Corp.	12,206	444,298
Global Medical REIT, Inc.	26,096	385,177
Global Net Lease, Inc.	40,979	574,935
Healthcare Realty Trust, Inc.	59,729	1,617,461
Healthcare Trust of America, Inc., Class A	88,614	2,699,182
Healthpeak Properties, Inc.	216,270	7,095,819
Hersha Hospitality Trust *	15,131	147,981
Highwoods Properties, Inc.	41,263	1,685,181
Host Hotels & Resorts, Inc.	287,070	5,841,875
Hudson Pacific Properties, Inc.	61,978	1,442,848
Independence Realty Trust, Inc.	88,335	2,408,012
Indus Realty Trust, Inc.	2,529	180,697
Industrial Logistics Properties Trust	25,951	419,368
Innovative Industrial Properties, Inc.	10,873	1,572,127
InvenTrust Properties Corp.	27,705	839,184
Invitation Homes, Inc.	238,900	9,512,998
Iron Mountain, Inc.	115,741	6,218,764
iStar, Inc.	28,857	485,952
JBG SMITH Properties	46,804	1,233,753
Jones Lang LaSalle, Inc. *	20,325	4,445,687
Kennedy-Wilson Holdings, Inc.	47,300	1,066,615
Kilroy Realty Corp.	42,153	2,950,710
Kimco Realty Corp.	246,984	6,256,105
Kite Realty Group Trust	88,731	1,978,701
Lamar Advertising Co., Class A	34,611	3,821,401
Life Storage, Inc.	32,708	4,333,483
LTC Properties, Inc.	15,488	511,104
LXP Industrial Trust	112,998	1,418,125
Marcus & Millichap, Inc.	10,209	457,261
Medical Properties Trust, Inc.	237,970	4,376,268
Mid-America Apartment Communities, Inc.	46,301	9,106,481
National Health Investors, Inc.	18,522	954,439
National Retail Properties, Inc.	70,059	3,071,387
National Storage Affiliates Trust	32,307	1,828,576
NETSTREIT Corp.	16,031	346,590
New Century Financial Corp. *(b)	3,600	0
New York City REIT, Inc., Class A	6,185	76,570
Newmark Group, Inc., Class A	67,011	814,184
NexPoint Residential Trust, Inc.	9,107	811,980
Offerpad Solutions, Inc. *(a)	27,533	137,940
Office Properties Income Trust	20,035	433,157
Omega Healthcare Investors, Inc.	94,873	2,417,364
One Liberty Properties, Inc.	6,163	176,570
Opendoor Technologies, Inc. *	157,733	1,102,554
Orion Office REIT, Inc.	24,022	322,375
Outfront Media, Inc.	58,612	1,500,467
Paramount Group, Inc.	65,064	618,759
Park Hotels & Resorts, Inc.	96,763	1,907,199
Pebblebrook Hotel Trust	52,469	1,281,293
Phillips Edison & Co., Inc.	45,736	1,548,621
Physicians Realty Trust	90,146	1,545,102
Piedmont Office Realty Trust, Inc., Class A	49,325	794,133
Plymouth Industrial REIT, Inc.	13,548	326,778
Postal Realty Trust, Inc., Class A	7,337	123,482
PotlatchDeltic Corp.	27,519	1,524,277
Preferred Apartment Communities, Inc.	20,935	520,863
Prologis, Inc.	296,223	47,481,585
PS Business Parks, Inc.	8,249	1,544,213
Public Storage	61,048	22,679,332
SECURITY	NUMBER OF SHARES	VALUE ($)
Rayonier, Inc.	58,148	2,511,994
RE/MAX Holdings, Inc., Class A	9,310	218,413
Realogy Holdings Corp. *	48,041	526,529
Realty Income Corp.	227,086	15,750,685
Redfin Corp. *	41,349	461,041
Regency Centers Corp.	61,319	4,220,587
Retail Opportunity Investments Corp.	49,679	925,520
Rexford Industrial Realty, Inc.	63,887	4,985,741
RLJ Lodging Trust	68,758	963,987
RPT Realty	33,736	448,351
Ryman Hospitality Properties, Inc. *	22,226	2,077,686
Sabra Health Care REIT, Inc.	94,675	1,105,804
Safehold, Inc.	5,455	234,838
Saul Centers, Inc.	5,781	298,357
SBA Communications Corp.	43,617	15,139,897
Seritage Growth Properties, Class A *	15,766	156,083
Service Properties Trust	69,542	564,681
Simon Property Group, Inc.	131,619	15,531,042
SITE Centers Corp.	71,864	1,142,638
SL Green Realty Corp.	25,750	1,782,415
Spirit Realty Capital, Inc.	51,912	2,255,576
STAG Industrial, Inc.	71,137	2,654,833
STORE Capital Corp.	98,967	2,813,632
Stratus Properties, Inc. *	3,398	142,716
Summit Hotel Properties, Inc. *	47,221	466,071
Sun Communities, Inc.	46,606	8,182,615
Sunstone Hotel Investors, Inc. *	87,253	1,068,849
Tanger Factory Outlet Centers, Inc.	42,171	680,218
Tejon Ranch Co. *	11,108	203,387
Terreno Realty Corp.	30,190	2,196,323
The Howard Hughes Corp. *	16,537	1,658,496
The Macerich Co.	84,212	1,056,861
The Necessity Retail REIT, Inc.	54,360	406,069
The RMR Group, Inc., Class A	6,145	167,636
The St. Joe Co.	13,049	694,337
Trinity Place Holdings, Inc. *	31,763	41,927
UDR, Inc.	119,194	6,342,313
UMH Properties, Inc.	17,821	419,150
Uniti Group, Inc.	91,944	1,139,186
Universal Health Realty Income Trust	4,762	239,005
Urban Edge Properties	45,352	847,629
Urstadt Biddle Properties, Inc., Class A	13,328	231,241
Ventas, Inc.	161,268	8,958,437
Veris Residential, Inc. *	32,057	513,233
VICI Properties, Inc.	338,101	10,078,791
Vornado Realty Trust	63,880	2,472,795
Washington Real Estate Investment Trust	34,512	831,394
Welltower, Inc.	174,735	15,867,685
WeWork, Inc., Class A *(a)	91,605	642,151
Weyerhaeuser Co.	300,102	12,370,204
Whitestone REIT	19,663	238,905
WP Carey, Inc.	75,892	6,129,797
Xenia Hotels & Resorts, Inc. *	46,347	894,034
Zillow Group, Inc., Class A *	14,933	577,160
Zillow Group, Inc., Class C *	66,716	2,656,631
		620,895,519

Retailing 5.6%
1-800-Flowers.com, Inc., Class A *	11,378	116,056
1847 Goedeker, Inc. *	39,276	49,880
Abercrombie & Fitch Co., Class A *	22,782	787,802
Academy Sports & Outdoors, Inc.	35,515	1,326,840
Advance Auto Parts, Inc.	24,998	4,990,351
Amazon.com, Inc. *	175,513	436,260,378
American Eagle Outfitters, Inc.	61,153	924,022

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
America's Car-Mart, Inc. *	2,260	182,721
Arhaus, Inc. *	5,100	36,567
Arko Corp.	25,063	232,334
Asbury Automotive Group, Inc. *	9,302	1,708,870
AutoNation, Inc. *	15,890	1,841,810
AutoZone, Inc. *	8,275	16,181,514
BARK, Inc. *	31,805	98,277
Barnes & Noble Education, Inc. *	11,885	36,130
Bath & Body Works, Inc.	103,666	5,482,895
Bed Bath & Beyond, Inc. *	39,977	544,087
Best Buy Co., Inc.	87,164	7,838,658
Big 5 Sporting Goods Corp. (a)	7,723	111,752
Big Lots, Inc.	11,917	368,235
Boot Barn Holdings, Inc. *	11,796	1,062,348
Boxed, Inc. *	22,035	252,741
Brilliant Earth Group, Inc., Class A *	4,000	30,800
Build-A-Bear Workshop, Inc.	6,224	117,883
Burlington Stores, Inc. *	26,928	5,481,464
Caleres, Inc.	14,963	343,102
Camping World Holdings, Inc., Class A	16,515	424,105
CarLotz, Inc. *	25,975	23,063
CarMax, Inc. *	64,992	5,575,014
CarParts.com, Inc. *	17,830	106,802
Carvana Co. *	39,719	2,302,113
Chewy, Inc., Class A *	36,095	1,048,921
Chico's FAS, Inc. *	54,892	290,928
Citi Trends, Inc. *	3,328	93,084
Conn's, Inc. *	9,331	146,030
ContextLogic, Inc., Class A *	140,499	238,848
Designer Brands, Inc., Class A	25,158	347,684
Destination XL Group, Inc. *	14,000	69,300
Dick's Sporting Goods, Inc.	25,002	2,410,693
Dillard's, Inc., Class A	1,672	507,970
Dollar General Corp.	93,036	22,098,841
Dollar Tree, Inc. *	90,130	14,641,618
DoorDash, Inc., Class A *	64,714	5,269,661
Duluth Holdings, Inc., Class B *	5,854	71,711
eBay, Inc.	250,916	13,027,559
Enjoy Technology, Inc. *	22,906	24,509
Etsy, Inc. *	50,699	4,724,640
EVgo, Inc. *	28,193	255,429
Express, Inc. *	28,996	99,746
Five Below, Inc. *	22,411	3,520,768
Floor & Decor Holdings, Inc., Class A *	42,222	3,365,938
Foot Locker, Inc.	35,213	1,032,093
Franchise Group, Inc.	11,469	427,679
Funko, Inc., Class A *	12,386	201,768
GameStop Corp., Class A *	24,980	3,124,249
Genesco, Inc. *	5,246	325,409
Genuine Parts Co.	57,015	7,414,801
Group 1 Automotive, Inc.	6,824	1,188,331
Groupon, Inc. *	8,149	158,987
GrowGeneration Corp. *	25,514	150,788
Guess?, Inc.	16,745	376,260
Haverty Furniture Cos., Inc.	6,681	165,889
Hibbett, Inc.	5,232	225,918
iMedia Brands, Inc. *	5,763	21,265
JOANN, Inc.	5,197	54,257
Kirkland's, Inc. *	5,229	37,806
Kohl's Corp.	55,689	3,223,279
Lands' End, Inc. *	4,426	62,052
Lazydays Holdings, Inc. *	2,659	51,664
Leslie's, Inc. *	54,147	1,061,281
Liquidity Services, Inc. *	10,485	151,194
Lithia Motors, Inc.	12,235	3,464,096
LKQ Corp.	106,997	5,310,261
LL Flooring Holdings, Inc. *	10,644	146,994
SECURITY	NUMBER OF SHARES	VALUE ($)
Lowe’s Cos., Inc.	270,075	53,401,930
Macy's, Inc.	119,228	2,881,741
MarineMax, Inc. *	9,246	378,346
Monro, Inc.	13,330	609,581
Murphy USA, Inc.	9,167	2,141,411
National Vision Holdings, Inc. *	32,814	1,235,447
Nordstrom, Inc.	44,188	1,135,632
Ollie's Bargain Outlet Holdings, Inc. *	24,154	1,160,600
OneWater Marine, Inc., Class A	4,097	133,931
O'Reilly Automotive, Inc. *	26,987	16,368,965
Overstock.com, Inc. *	17,329	581,561
Party City Holdco, Inc. *	42,981	132,811
Penske Automotive Group, Inc.	12,238	1,282,787
Petco Health & Wellness Co., Inc. *	32,819	632,094
PetMed Express, Inc.	8,051	176,317
Pool Corp.	16,156	6,546,734
Porch Group, Inc. *	28,391	105,047
Poshmark, Inc., Class A *	14,174	156,481
Quotient Technology, Inc. *	36,556	194,112
Qurate Retail, Inc., Class A	149,581	629,736
Rent the Runway, Inc., Class A *(a)	7,000	44,380
Rent-A-Center, Inc.	24,805	598,297
Revolve Group, Inc. *	15,399	650,762
RH *	6,948	2,335,362
Ross Stores, Inc.	141,884	14,155,767
RumbleON, Inc., Class B *	3,322	66,971
Sally Beauty Holdings, Inc. *	43,214	653,396
Shift Technologies, Inc. *(a)	28,940	38,780
Shoe Carnival, Inc.	6,398	193,156
Shutterstock, Inc.	9,075	687,159
Signet Jewelers Ltd.	20,947	1,470,479
Sleep Number Corp. *	9,204	373,314
Sonic Automotive, Inc., Class A	8,473	360,526
Sportsman's Warehouse Holdings, Inc. *	17,402	167,233
Stitch Fix, Inc., Class A *	32,183	305,738
Target Corp.	192,130	43,930,524
The Aaron's Co., Inc.	12,581	258,288
The Buckle, Inc.	11,696	363,278
The Cato Corp., Class A	7,100	96,205
The Children's Place, Inc. *	5,926	274,552
The Container Store Group, Inc. *	13,492	103,214
The Gap, Inc.	87,050	1,081,161
The Home Depot, Inc.	418,850	125,822,540
The ODP Corp. *	18,046	776,519
The RealReal, Inc. *	31,331	169,814
The TJX Cos., Inc.	478,745	29,337,494
ThredUp, Inc., Class A *	20,108	132,512
Tile Shop Holdings, Inc.	15,152	90,609
Tilly's, Inc., Class A	8,425	74,308
Torrid Holdings, Inc. *	4,414	25,866
Tractor Supply Co.	45,542	9,174,436
TravelCenters of America, Inc. *	4,602	174,922
Tuesday Morning Corp. *	29,118	25,624
Ulta Beauty, Inc. *	21,711	8,614,925
Urban Outfitters, Inc. *	25,652	610,518
Victoria's Secret & Co. *	28,881	1,360,873
Vivid Seats, Inc., Class A	9,000	88,830
Volta, Inc. *	46,753	97,714
Vroom, Inc. *	48,066	74,983
Warby Parker, Inc., Class A *	3,953	92,065
Wayfair, Inc., Class A *	31,677	2,437,228
Weyco Group, Inc.	3,066	75,454
Williams-Sonoma, Inc.	29,416	3,838,200
Winmark Corp.	1,169	237,541
Xometry, Inc., Class A *	2,753	90,353

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zumiez, Inc. *	8,125	297,619
		937,283,566

Semiconductors & Semiconductor Equipment 5.0%
ACM Research, Inc., Class A *	13,968	211,056
Advanced Micro Devices, Inc. *	655,639	56,070,247
Aehr Test Systems *	10,009	76,869
Allegro MicroSystems, Inc. *	22,342	543,134
Alpha & Omega Semiconductor Ltd. *	8,697	373,101
Ambarella, Inc. *	14,951	1,227,178
Amkor Technology, Inc.	40,052	753,378
Amtech Systems, Inc. *	6,347	57,821
Analog Devices, Inc.	210,522	32,500,386
Applied Materials, Inc.	356,373	39,325,761
Atomera, Inc. *(a)	8,289	86,620
Axcelis Technologies, Inc. *	13,316	725,056
AXT, Inc. *	15,887	93,733
Broadcom, Inc.	165,532	91,769,285
CEVA, Inc. *	9,184	333,747
Cirrus Logic, Inc. *	22,641	1,716,188
CMC Materials, Inc.	11,518	2,060,685
Cohu, Inc. *	20,399	541,797
Credo Technology Group Holding Ltd. *	8,264	91,235
CyberOptics Corp. *	3,541	150,174
Diodes, Inc. *	18,025	1,316,366
eMagin Corp. *	21,824	19,205
Enphase Energy, Inc. *	53,780	8,680,092
Entegris, Inc.	54,505	6,071,312
Everspin Technologies, Inc. *	9,720	67,651
First Solar, Inc. *	39,869	2,911,633
FormFactor, Inc. *	31,076	1,184,306
GSI Technology, Inc. *	17,469	64,286
Ichor Holdings Ltd. *	12,049	350,746
Impinj, Inc. *	8,030	395,558
indie Semiconductor, Inc., Class A *	28,439	196,229
Intel Corp.	1,632,378	71,155,357
inTEST Corp. *	4,563	36,185
KLA Corp.	60,522	19,322,254
Kopin Corp. *	40,189	64,302
Kulicke & Soffa Industries, Inc.	25,296	1,173,987
Lam Research Corp.	55,994	26,079,765
Lattice Semiconductor Corp. *	54,916	2,638,165
MACOM Technology Solutions Holdings, Inc. *	19,260	981,297
Marvell Technology, Inc.	337,708	19,614,081
MaxLinear, Inc. *	28,433	1,361,088
Meta Materials, Inc. *(a)	89,040	106,848
Microchip Technology, Inc.	222,738	14,522,518
Micron Technology, Inc.	449,148	30,627,402
MKS Instruments, Inc.	22,085	2,517,248
Monolithic Power Systems, Inc.	17,480	6,856,355
Navitas Semiconductor Corp. *	29,003	198,961
NeoPhotonics Corp. *	19,673	297,849
NVE Corp.	1,912	88,679
NVIDIA Corp.	1,002,612	185,954,448
NXP Semiconductors N.V.	106,718	18,238,106
ON Semiconductor Corp. *	173,210	9,025,973
Onto Innovation, Inc. *	19,888	1,414,832
PDF Solutions, Inc. *	12,413	288,602
Photronics, Inc. *	24,990	374,600
Pixelworks, Inc. *	21,959	46,334
Power Integrations, Inc.	23,624	1,889,920
Qorvo, Inc. *	43,470	4,946,017
QUALCOMM, Inc.	451,848	63,118,647
Rambus, Inc. *	43,512	1,083,884
Rockley Photonics Holdings Ltd. *	39,867	116,013
SECURITY	NUMBER OF SHARES	VALUE ($)
Semtech Corp. *	26,143	1,558,123
Silicon Laboratories, Inc. *	15,254	2,057,917
SiTime Corp. *	5,876	990,517
SkyWater Technology, Inc. *	2,749	16,824
Skyworks Solutions, Inc.	65,933	7,470,209
SMART Global Holdings, Inc. *	17,904	405,705
SolarEdge Technologies, Inc. *	21,041	5,268,877
SunPower Corp. *	33,779	557,691
Synaptics, Inc. *	15,790	2,343,868
Teradyne, Inc.	65,591	6,917,227
Texas Instruments, Inc.	369,935	62,981,434
Ultra Clean Holdings, Inc. *	18,706	583,066
Universal Display Corp.	17,674	2,257,500
Veeco Instruments, Inc. *	19,892	455,925
Wolfspeed, Inc. *	49,413	4,531,666
		832,501,101

Software & Services 13.5%
8x8, Inc. *	50,415	462,306
A10 Networks, Inc.	23,800	339,864
Accenture plc, Class A	253,326	76,088,997
ACI Worldwide, Inc. *	46,724	1,290,517
Adobe, Inc. *	189,181	74,906,217
Affirm Holdings, Inc. *	64,887	1,862,257
AgileThought, Inc. *	8,500	39,780
Agilysys, Inc. *	7,381	271,695
Akamai Technologies, Inc. *	65,064	7,305,386
Alarm.com Holdings, Inc. *	18,610	1,136,699
Altair Engineering, Inc., Class A *	20,318	1,103,674
Alteryx, Inc., Class A *	23,751	1,524,814
American Software, Inc., Class A	13,798	235,946
Amplitude, Inc., Class A *	8,711	152,094
Anaplan, Inc. *	59,578	3,871,974
ANSYS, Inc. *	35,170	9,696,017
Appfolio, Inc., Class A *	7,643	793,802
Appian Corp. *	15,737	752,229
AppLovin Corp., Class A *	14,276	544,629
Asana, Inc., Class A *	33,775	905,170
Aspen Technology, Inc. *	26,793	4,247,762
Asure Software, Inc. *	7,413	44,923
Autodesk, Inc. *	88,310	16,715,317
Automatic Data Processing, Inc.	168,369	36,734,748
Avalara, Inc. *	34,858	2,651,648
Avaya Holdings Corp. *	37,042	342,638
AvePoint, Inc. *	34,675	169,907
AvidXchange Holdings, Inc. *	9,796	80,229
Backblaze, Inc., Class A *	5,377	50,974
Benefitfocus, Inc. *	12,031	128,130
Bentley Systems, Inc., Class B	74,844	3,172,637
BigCommerce Holdings, Inc. *	23,831	425,860
Bill.com Holdings, Inc. *	37,146	6,341,194
Black Knight, Inc. *	62,087	4,084,704
Blackbaud, Inc. *	17,957	1,041,686
Blackline, Inc. *	21,641	1,451,029
Blend Labs, Inc., Class A *	8,162	35,178
Block, Inc. *	201,281	20,035,511
Bottomline Technologies (DE), Inc. *	15,887	899,522
Box, Inc., Class A *	60,430	1,850,367
Braze, Inc.,, Class A *	4,247	170,687
Bread Financial Holdings, Inc.	19,542	1,070,902
Brightcove, Inc. *	15,409	108,633
Broadridge Financial Solutions, Inc.	46,875	6,756,094
BTRS Holdings, Inc., Class A *	33,053	222,116
C3.ai, Inc., Class A *	28,125	477,844
Cadence Design Systems, Inc. *	111,045	16,751,138
Cantaloupe, Inc. *	24,663	134,907
Cass Information Systems, Inc.	4,677	181,047

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
CCC Intelligent Solutions Holdings, Inc. *	23,894	220,542
CDK Global, Inc.	46,627	2,536,975
Cerberus Cyber Sentinel Corp. *	19,840	83,725
Cerence, Inc. *	16,591	489,434
Ceridian HCM Holding, Inc. *	54,722	3,071,546
ChannelAdvisor Corp. *	13,238	192,083
Cipher Mining, Inc. *	16,000	48,480
Citrix Systems, Inc.	49,907	4,995,691
Cleanspark, Inc. *(a)	17,826	115,691
Clear Secure, Inc., Class A *	5,091	154,868
Clearwater Analytics Holdings, Inc., Class A *	12,762	223,845
Cloudflare, Inc., Class A *	111,706	9,622,355
Cognizant Technology Solutions Corp., Class A	210,220	17,006,798
CommVault Systems, Inc. *	17,665	1,077,565
Computer Task Group Inc. *	7,864	75,101
Concentrix Corp.	17,145	2,699,995
Conduent, Inc. *	68,566	386,027
Confluent, Inc., Class A *	24,317	759,663
Consensus Cloud Solutions, Inc. *	6,148	324,123
Core Scientific, Inc. *	91,983	543,620
CoreCard Corp. *	2,218	50,548
Couchbase, Inc. *	3,231	54,927
Coupa Software, Inc. *	29,990	2,588,137
Crowdstrike Holdings, Inc., Class A *	83,362	16,569,031
CS Disco, Inc. *	4,679	143,692
CSG Systems International, Inc.	12,744	783,374
Cvent Holding Corp. *	28,387	199,844
Cyxtera Technologies, Inc. *	14,196	170,778
Datadog, Inc., Class A *	103,372	12,485,270
Datto Holding Corp. *	10,720	371,984
Dave, Inc. *	68,829	278,757
Digimarc Corp. *	5,752	148,804
Digital Turbine, Inc. *	36,087	1,142,154
DigitalOcean Holdings, Inc. *	7,266	286,498
DocuSign, Inc. *	79,682	6,454,242
Dolby Laboratories, Inc., Class A	26,281	2,035,989
Domo, Inc., Class B *	11,799	488,715
Dropbox, Inc., Class A *	113,601	2,470,822
Duck Creek Technologies, Inc. *	30,427	484,702
DXC Technology Co. *	97,676	2,803,301
Dynatrace, Inc. *	80,002	3,068,877
E2open Parent Holdings, Inc. *	72,014	557,388
Ebix, Inc.	10,319	307,506
eGain Corp. *	7,634	79,012
Elastic N.V. *	29,390	2,237,755
Embark Technology, Inc. *(a)	76,737	421,286
Enfusion, Inc., Class A *	7,152	91,331
Envestnet, Inc. *	22,233	1,770,636
EPAM Systems, Inc. *	22,846	6,053,962
Euronet Worldwide, Inc. *	21,270	2,587,495
Everbridge, Inc. *	16,799	724,037
EverCommerce, Inc. *	7,505	92,912
EVERTEC, Inc.	24,062	948,043
Evo Payments, Inc., Class A *	19,138	431,179
Exela Technologies, Inc. *	151,383	49,866
ExlService Holdings, Inc. *	13,619	1,854,227
Expensify, Inc., Class A *	3,629	54,544
Fair Isaac Corp. *	10,585	3,953,603
Fastly, Inc., Class A *	41,677	662,664
Fidelity National Information Services, Inc.	244,362	24,228,492
Fiserv, Inc. *	238,277	23,332,084
Five9, Inc. *	27,451	3,022,355
FleetCor Technologies, Inc. *	32,535	8,118,133
Flywire Corp. *	4,307	131,407
SECURITY	NUMBER OF SHARES	VALUE ($)
ForgeRock, Inc., Class A *	4,869	99,474
Fortinet, Inc. *	54,481	15,745,554
Freshworks, Inc., Class A *	13,268	241,080
Gartner, Inc. *	32,917	9,564,034
Genpact Ltd.	68,089	2,741,944
Gitlab, Inc., Class A *	5,039	241,519
Global Payments, Inc.	114,124	15,632,706
GoDaddy, Inc., Class A *	67,008	5,414,916
Greenidge Generation Holdings, Inc. *	7,153	44,849
Grid Dynamics Holdings, Inc. *	18,149	252,634
GTY Technology Holdings, Inc. *	32,524	198,071
Guidewire Software, Inc. *	33,319	2,896,754
HashiCorp, Inc., Class A *	6,337	298,346
HubSpot, Inc. *	18,140	6,882,860
I3 Verticals, Inc., Class A *	8,999	247,023
Informatica, Inc., Class A *	11,490	223,595
Information Services Group, Inc.	16,112	101,022
Innodata, Inc. *	7,993	58,269
Intapp, Inc. *	4,153	103,576
InterDigital, Inc.	12,424	706,304
International Business Machines Corp.	359,425	47,519,579
International Money Express, Inc. *	13,887	275,935
Intuit, Inc.	113,613	47,575,444
Ipsidy, Inc. *	7,100	22,294
IronNet, Inc. *	13,000	34,840
Jack Henry & Associates, Inc.	29,239	5,543,130
Jamf Holding Corp. *	22,673	698,328
KnowBe4, Inc., Class A *	16,422	390,844
Kyndryl Holdings, Inc. *	71,602	851,348
Latch, Inc. *(a)	34,810	114,525
Limelight Networks, Inc. *	50,335	179,696
LivePerson, Inc. *	26,344	595,901
LiveRamp Holdings, Inc. *	27,198	851,841
Mandiant, Inc. *	96,936	2,130,653
Manhattan Associates, Inc. *	25,351	3,309,573
Marathon Digital Holdings, Inc. *(a)	40,493	631,691
Marqeta, Inc., Class A *	92,888	863,858
Mastercard, Inc., Class A	346,126	125,775,266
Matterport, Inc. *(a)	71,579	410,863
Maximus, Inc.	24,898	1,814,566
MeridianLink, Inc. *	5,337	86,193
Microsoft Corp.	3,006,923	834,481,271
MicroStrategy, Inc., Class A *	3,740	1,324,596
Mimecast Ltd. *	24,899	1,983,952
Mitek Systems, Inc. *	17,884	199,764
Model N, Inc. *	13,056	337,367
Momentive Global, Inc. *	51,553	815,568
MoneyGram International, Inc. *	34,767	352,190
MongoDB, Inc. *	26,843	9,527,386
N-Able, Inc. *	25,933	259,330
nCino, Inc. *	23,566	883,489
NCR Corp. *	53,129	1,861,109
New Relic, Inc. *	24,113	1,525,630
NextNav, Inc. *	7,000	43,610
NortonLifeLock, Inc.	233,056	5,835,722
Nutanix, Inc., Class A *	86,764	2,171,703
Okta, Inc. *	59,999	7,158,481
Olo, Inc., Class A *	21,971	234,870
ON24, Inc. *	3,135	39,720
OneSpan, Inc. *	12,795	180,793
Oracle Corp.	631,698	46,366,633
PagerDuty, Inc. *	31,565	901,812
Palantir Technologies, Inc., Class A *	643,641	6,693,866
Palo Alto Networks, Inc. *	39,590	22,221,075
Paya Holdings, Inc. *	32,804	166,972
Paychex, Inc.	128,740	16,315,220
Paycom Software, Inc. *	19,245	5,416,890

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Paycor HCM, Inc. *	12,394	305,264
Paylocity Holding Corp. *	15,907	3,016,444
Paymentus Holdings, Inc., Class A *	4,651	77,021
Payoneer Global, Inc. *	74,139	309,901
PayPal Holdings, Inc. *	467,629	41,118,618
Pegasystems, Inc.	17,128	1,311,834
Perficient, Inc. *	13,009	1,293,225
PFSweb, Inc. *	6,123	69,496
Phunware, Inc. *(a)	26,099	52,720
Ping Identity Holding Corp. *	25,447	664,930
Priority Technology Holdings, Inc. *	9,469	45,451
Progress Software Corp.	18,097	868,294
PROS Holdings, Inc. *	15,941	445,232
PTC, Inc. *	42,202	4,819,890
Q2 Holdings, Inc. *	23,269	1,203,705
Qualtrics International, Inc., Class A *	38,941	721,966
Qualys, Inc. *	13,550	1,846,594
Rackspace Technology, Inc. *	24,535	242,651
Rapid7, Inc. *	22,774	2,175,372
Rekor Systems, Inc. *	11,734	34,850
Repay Holdings Corp. *	32,506	434,930
Rimini Street, Inc. *	10,222	58,879
RingCentral, Inc., Class A *	33,270	2,822,959
Riot Blockchain, Inc. *(a)	40,555	411,228
Roper Technologies, Inc.	42,290	19,872,917
Sabre Corp. *	132,063	1,382,700
SailPoint Technologies Holdings, Inc. *	36,976	2,360,178
Salesforce, Inc. *	395,020	69,499,819
Samsara, Inc., Class A *	15,665	193,306
SecureWorks Corp., Class A *	4,602	50,806
SEMrush Holdings, Inc., Class A *	13,062	127,485
SentinelOne, Inc., Class A *	53,917	1,793,819
ServiceNow, Inc. *	80,247	38,366,091
ServiceSource International, Inc. *	26,733	29,139
Shift4 Payments, Inc., Class A *	20,912	1,097,044
ShotSpotter, Inc. *	3,910	107,329
Smartsheet, Inc., Class A *	50,860	2,458,064
Smith Micro Software, Inc. *	24,721	76,141
Snowflake, Inc., Class A *	94,764	16,246,340
SolarWinds Corp.	17,754	219,617
Splunk, Inc. *	64,027	7,812,575
Sprinklr, Inc., Class A *	21,387	291,933
Sprout Social, Inc., Class A *	18,134	1,111,252
SPS Commerce, Inc. *	14,263	1,706,283
Squarespace, Inc., Class A *	10,840	216,475
SRAX, Inc. *(a)	9,789	39,156
SS&C Technologies Holdings, Inc.	88,856	5,745,429
Sumo Logic, Inc. *	36,601	343,317
Switch, Inc., Class A	53,409	1,594,793
Synchronoss Technologies, Inc. *	37,860	48,461
Synopsys, Inc. *	61,427	17,616,649
TaskUS, Inc., Class A *	10,367	299,503
Telos Corp. *	20,118	156,719
Tenable Holdings, Inc. *	37,210	2,055,108
Teradata Corp. *	43,821	1,811,998
Terawulf, Inc. *	13,128	49,755
The Hackett Group, Inc.	11,302	265,484
The Trade Desk, Inc., Class A *	175,299	10,328,617
The Western Union Co.	157,778	2,644,359
Thoughtworks Holding, Inc. *	14,092	260,843
Toast, Inc., Class A *	30,376	565,905
TTEC Holdings, Inc.	7,518	554,904
Tucows, Inc., Class A *	3,871	223,047
Twilio, Inc., Class A *	68,078	7,612,482
Tyler Technologies, Inc. *	16,501	6,513,110
UiPath, Inc., Class A *	106,504	1,898,966
Unisys Corp. *	28,075	398,946
Unity Software, Inc. *	65,422	4,344,675
SECURITY	NUMBER OF SHARES	VALUE ($)
Upland Software, Inc. *	9,814	146,425
Varonis Systems, Inc. *	43,134	1,863,389
Verb Technology Co., Inc. *	19,826	12,490
Verint Systems, Inc. *	25,892	1,412,668
VeriSign, Inc. *	38,847	6,941,570
Veritone, Inc. *	11,260	121,946
Verra Mobility Corp. *	51,812	726,922
Vertex, Inc., Class A *	11,875	168,981
Viant Technology, Inc., Class A *	3,698	21,744
VirnetX Holding Corp. *	26,091	37,049
Visa, Inc., Class A	665,029	141,737,631
VMware, Inc., Class A	80,926	8,743,245
Vonage Holdings Corp. *	100,777	2,011,509
WEX, Inc. *	18,038	2,998,637
WM Technology, Inc. *	18,000	104,400
Workday, Inc., Class A *	77,414	16,001,474
Workiva, Inc. *	18,160	1,752,622
Xperi Holding Corp.	42,590	664,404
Yext, Inc. *	44,378	256,949
Zendesk, Inc. *	48,862	5,963,118
Zeta Global Holdings Corp., Class A *	9,472	102,582
Zoom Video Communications, Inc., Class A *	87,894	8,751,606
Zscaler, Inc. *	31,865	6,460,310
Zuora, Inc., Class A *	48,922	595,381
		2,260,089,851

Technology Hardware & Equipment 7.8%
3D Systems Corp. *	49,708	563,689
908 Devices, Inc. *	8,267	146,739
ADTRAN, Inc.	18,881	328,341
Advanced Energy Industries, Inc.	15,124	1,157,288
Aeva Technologies, Inc. *	37,597	123,318
AEye, Inc. *	40,414	206,516
Airspan Networks Holdings, Inc. *	16,700	41,917
Akoustis Technologies, Inc. *	28,099	124,760
Alpine 4 Holdings, Inc. *	57,587	44,762
Amphenol Corp., Class A	239,636	17,133,974
Apple Inc.	6,218,445	980,337,854
Arista Networks, Inc. *	90,119	10,415,053
Arlo Technologies, Inc. *	36,675	283,864
Arrow Electronics, Inc. *	27,172	3,202,492
Aviat Networks, Inc. *	3,200	95,680
Avid Technology, Inc. *	15,226	482,816
Avnet, Inc.	39,975	1,745,308
Badger Meter, Inc.	11,687	943,024
Bel Fuse, Inc., Class B	5,450	88,889
Belden, Inc.	17,801	919,066
Benchmark Electronics, Inc.	14,065	334,184
CalAmp Corp. *	14,173	77,526
Calix, Inc. *	21,722	866,925
Cambium Networks Corp. *	4,047	61,798
Casa Systems, Inc. *	13,736	67,306
CDW Corp.	54,400	8,876,992
Cepton, Inc. *	18,174	55,431
Ciena Corp. *	62,040	3,422,747
Cisco Systems, Inc.	1,691,661	82,857,556
Clearfield, Inc. *	4,833	281,426
Cognex Corp.	70,905	4,795,305
Coherent, Inc. *	9,958	2,667,748
CommScope Holding Co., Inc. *	83,786	505,230
CompoSecure, Inc. *(a)	7,788	60,045
Comtech Telecommunications Corp.	11,209	152,442
Corning, Inc.	300,414	10,571,569
Corsair Gaming, Inc. *(a)	12,529	189,564
CTS Corp.	12,967	458,643
Daktronics, Inc. *	14,170	47,470

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dell Technologies, Inc., Class C	116,023	5,454,241
Diebold Nixdorf, Inc. *	28,307	116,059
Digi International, Inc. *	13,530	255,988
DZS, Inc. *	6,832	82,599
Eastman Kodak Co. *	36,251	187,418
EMCORE Corp. *	11,147	38,457
ePlus, Inc. *	11,248	635,287
Evolv Technologies Holdings, Inc. *	21,918	48,000
Extreme Networks, Inc. *	51,702	496,339
F5, Inc. *	24,263	4,061,869
Fabrinet *	14,653	1,438,778
FARO Technologies, Inc. *	7,447	255,358
Focus Universal, Inc. *	7,000	100,590
Frequency Electronics, Inc. *	8,300	67,313
Genasys, Inc. *	20,918	65,683
Harmonic, Inc. *	43,209	358,635
Hewlett Packard Enterprise Co.	523,191	8,062,373
HP, Inc.	433,629	15,883,830
Identiv, Inc. *	8,288	101,031
II-VI, Inc. *	42,516	2,602,404
Immersion Corp. *	13,101	61,182
Infinera Corp. *	88,615	681,449
Inseego Corp. *	33,215	94,663
Insight Enterprises, Inc. *	13,923	1,383,529
Intevac, Inc. *	15,485	78,819
IonQ, Inc. *	43,713	344,021
IPG Photonics Corp. *	14,219	1,343,411
Iteris, Inc. *	14,737	38,021
Itron, Inc. *	17,960	858,129
Jabil, Inc.	57,531	3,321,265
Juniper Networks, Inc.	129,848	4,092,809
Keysight Technologies, Inc. *	73,725	10,341,406
Kimball Electronics, Inc. *	9,413	167,928
Knowles Corp. *	38,215	707,742
KVH Industries, Inc. *	10,362	82,585
Lantronix Inc. *	14,495	76,244
Lightwave Logic, Inc. *	38,703	440,053
Littelfuse, Inc.	10,060	2,306,255
Lumentum Holdings, Inc. *	28,640	2,325,854
Luna Innovations, Inc. *	11,699	64,578
Methode Electronics, Inc.	14,844	662,191
MicroVision, Inc. *	62,655	202,376
MICT, Inc. *	40,861	18,678
Mirion Technologies, Inc. *	52,227	412,071
Motorola Solutions, Inc.	67,580	14,441,170
Napco Security Technologies, Inc. *	12,442	217,735
National Instruments Corp.	52,565	1,899,699
NetApp, Inc.	89,340	6,544,155
NETGEAR, Inc. *	11,235	243,799
NetScout Systems, Inc. *	29,140	897,512
nLight, Inc. *	17,442	229,362
Novanta, Inc. *	14,300	1,840,410
Ondas Holdings, Inc. *	14,133	114,619
OSI Systems, Inc. *	6,907	546,344
Ouster, Inc. *	26,558	87,907
PAR Technology Corp. *	10,184	336,479
PC Connection, Inc.	4,382	216,865
Plantronics, Inc. *	18,393	733,145
Plexus Corp. *	11,573	939,033
Powerfleet, Inc. *	18,212	48,080
Pure Storage, Inc., Class A *	109,023	3,194,374
Quanergy Systems, Inc. *	27,949	49,470
Quantum Corp. *	25,215	47,152
Red Cat Holdings, Inc. *	18,398	37,348
Ribbon Communications, Inc. *	56,708	195,643
Richardson Electronics Ltd/United States	5,554	66,537
Rogers Corp. *	7,521	2,036,085
SECURITY	NUMBER OF SHARES	VALUE ($)
Sanmina Corp. *	25,510	1,043,104
ScanSource, Inc. *	10,049	344,078
Seagate Technology Holdings plc	81,109	6,654,182
SmartRent, Inc. *	34,326	166,824
Soluna Holdings, Inc. *	5,346	45,494
Super Micro Computer, Inc. *	17,581	740,160
TD SYNNEX Corp.	16,936	1,695,124
TE Connectivity Ltd.	130,675	16,305,626
Teledyne Technologies, Inc. *	18,686	8,063,944
Trimble, Inc. *	101,444	6,766,315
TTM Technologies, Inc. *	43,639	608,764
Turtle Beach Corp. *	6,086	101,271
Ubiquiti, Inc.	2,478	699,415
Velodyne Lidar, Inc. *	38,198	71,812
ViaSat, Inc. *	30,243	1,113,245
Viavi Solutions, Inc. *	91,714	1,315,179
Vishay Intertechnology, Inc.	53,158	990,334
Vishay Precision Group, Inc. *	5,394	168,347
Vontier Corp.	68,686	1,759,735
Western Digital Corp. *	126,004	6,687,032
Xerox Holdings Corp.	51,583	897,544
Zebra Technologies Corp., Class A *	21,391	7,907,397
		1,304,260,617

Telecommunication Services 1.1%
Anterix, Inc. *	7,049	365,420
AST SpaceMobile, Inc. *	15,424	116,143
AT&T, Inc.	2,866,799	54,067,829
ATN International, Inc.	4,776	188,652
Bandwidth, Inc., Class A *	9,570	211,688
Cogent Communications Holdings, Inc.	17,254	1,009,359
Consolidated Communications Holdings, Inc. *	28,849	171,651
EchoStar Corp., Class A *	16,776	391,720
Frontier Communications Parent, Inc. *	83,524	2,204,198
Globalstar, Inc. *	252,155	292,500
Gogo, Inc. *(a)	25,883	476,506
IDT Corp., Class B *	6,600	174,768
Iridium Communications, Inc. *	55,014	1,964,550
KORE Group Holdings, Inc. *	12,000	64,560
Liberty Global plc, Class A *	70,809	1,611,613
Liberty Global plc, Class C *	133,758	3,170,065
Liberty Latin America Ltd., Class A *	19,100	176,484
Liberty Latin America Ltd., Class C *	61,828	571,291
Lumen Technologies, Inc.	371,618	3,738,477
Ooma, Inc. *	9,017	115,778
Radius Global Infrastructure, Inc., Class A *	30,999	385,008
Shenandoah Telecommunications Co.	19,247	388,789
Spok Holdings, Inc.	9,091	62,546
Telephone & Data Systems, Inc.	41,799	765,758
T-Mobile US, Inc. *	235,274	28,971,640
United States Cellular Corp. *	5,896	169,687
Verizon Communications, Inc.	1,681,882	77,871,137
		179,697,817

Transportation 1.9%
Air Transport Services Group, Inc. *	23,049	721,434
Alaska Air Group, Inc. *	50,432	2,742,996
Allegiant Travel Co. *	6,136	952,246
AMERCO	3,937	2,108,185
American Airlines Group, Inc. *	261,894	4,915,750
ArcBest Corp.	10,126	730,692
Atlas Air Worldwide Holdings, Inc. *	10,983	757,168

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Avis Budget Group, Inc. *	16,011	4,285,664
Bird Global, Inc., Class A *	63,606	114,491
Blade Air Mobility, Inc. *	17,729	152,647
C.H. Robinson Worldwide, Inc.	52,139	5,534,555
Covenant Logistics Group, Inc.	5,112	105,000
CSX Corp.	889,297	30,538,459
Daseke, Inc. *	25,341	212,864
Delta Air Lines, Inc. *	256,307	11,028,890
Eagle Bulk Shipping, Inc.	5,522	343,689
Expeditors International of Washington, Inc.	68,015	6,738,246
FedEx Corp.	97,939	19,464,397
Forward Air Corp.	10,874	1,054,452
Frontier Group Holdings, Inc. *	11,140	118,195
Genco Shipping & Trading Ltd.	14,965	329,679
GXO Logistics, Inc. *	39,610	2,344,516
Hawaiian Holdings, Inc. *	19,875	337,080
Heartland Express, Inc.	18,164	250,663
Hertz Global Holdings, Inc. *	21,870	438,712
Hub Group, Inc., Class A *	13,494	906,257
JB Hunt Transport Services, Inc.	33,580	5,737,143
JetBlue Airways Corp. *	125,494	1,381,689
Joby Aviation, Inc. *(a)	108,106	566,475
Kirby Corp. *	24,953	1,626,936
Knight-Swift Transportation Holdings, Inc.	66,477	3,183,584
Landstar System, Inc.	15,023	2,327,063
Lyft, Inc., Class A *	119,765	3,904,339
Marten Transport Ltd.	24,201	420,613
Matson, Inc.	16,723	1,438,512
Mesa Air Group, Inc. *	31,927	108,552
Norfolk Southern Corp.	96,221	24,813,471
Old Dominion Freight Line, Inc.	37,500	10,504,500
P.A.M. Transportation Services, Inc. *	3,536	107,459
Radiant Logistics, Inc. *	16,850	97,225
Ryder System, Inc.	21,181	1,480,552
Saia, Inc. *	10,751	2,214,276
Schneider National, Inc., Class B	14,302	337,956
SkyWest, Inc. *	20,970	611,276
Southwest Airlines Co. *	236,922	11,068,996
Spirit Airlines, Inc. *	43,660	1,030,813
Sun Country Airlines Holdings, Inc. *	14,296	393,283
TuSimple Holdings, Inc., Class A *	14,164	146,881
Uber Technologies, Inc. *	668,640	21,048,787
Union Pacific Corp.	255,241	59,800,414
United Airlines Holdings, Inc. *	130,351	6,582,726
United Parcel Service, Inc., Class B	292,202	52,590,516
Universal Logistics Holdings, Inc.	3,300	66,924
US Xpress Enterprises, Inc., Class A *	8,327	27,562
USA Truck, Inc. *	3,572	58,617
Werner Enterprises, Inc.	23,764	941,767
Wheels Up Experience, Inc. *	67,393	205,549
XPO Logistics, Inc. *	39,356	2,116,959
Yellow Corp. *	13,029	58,370
		314,226,712

Utilities 2.8%
ALLETE, Inc.	22,927	1,360,488
Alliant Energy Corp.	101,126	5,947,220
Altus Power, Inc. *(a)	18,013	103,755
Ameren Corp.	102,977	9,566,563
American Electric Power Co., Inc.	201,155	19,936,472
American States Water Co.	14,751	1,160,314
American Water Works Co., Inc.	73,097	11,262,786
Artesian Resources Corp., Class A	3,837	178,421
Atmos Energy Corp.	54,034	6,127,456
Avangrid, Inc.	28,183	1,249,916
SECURITY	NUMBER OF SHARES	VALUE ($)
Avista Corp.	28,865	1,171,053
Black Hills Corp.	26,127	1,913,541
California Water Service Group	20,902	1,084,187
CenterPoint Energy, Inc.	251,753	7,706,159
Chesapeake Utilities Corp.	7,111	890,084
Clearway Energy, Inc., Class A	14,609	415,188
Clearway Energy, Inc., Class C	31,761	969,663
CMS Energy Corp.	116,295	7,988,304
Consolidated Edison, Inc.	141,880	13,157,951
Consolidated Water Co., Ltd.	10,588	115,197
Constellation Energy Corp.	131,272	7,772,615
Dominion Energy, Inc.	323,890	26,442,380
DTE Energy Co.	77,398	10,142,234
Duke Energy Corp.	307,867	33,914,629
Edison International	152,479	10,489,030
Entergy Corp.	80,789	9,601,773
Essential Utilities, Inc.	91,937	4,115,100
Evergy, Inc.	92,175	6,254,074
Eversource Energy	138,138	12,073,261
Exelon Corp.	392,051	18,340,146
FirstEnergy Corp.	228,540	9,898,067
Genie Energy Ltd., Class B	11,877	77,082
Global Water Resources, Inc.	4,694	67,218
Hawaiian Electric Industries, Inc.	43,278	1,779,159
IDACORP, Inc.	20,056	2,109,490
MGE Energy, Inc.	14,483	1,127,791
Middlesex Water Co.	7,030	625,319
Montauk Renewables, Inc. *	27,829	316,137
National Fuel Gas Co.	36,809	2,581,415
New Jersey Resources Corp.	37,868	1,634,383
NextEra Energy, Inc.	786,860	55,882,797
NiSource, Inc.	157,817	4,595,631
Northwest Natural Holding Co.	12,179	582,522
NorthWestern Corp.	21,473	1,217,304
NRG Energy, Inc.	97,264	3,491,778
OGE Energy Corp.	80,102	3,098,345
ONE Gas, Inc.	21,318	1,798,600
Ormat Technologies, Inc.	17,865	1,388,110
Otter Tail Corp.	16,745	970,540
PG&E Corp. *	603,953	7,640,005
Pinnacle West Capital Corp.	45,690	3,253,128
PNM Resources, Inc.	34,375	1,603,937
Portland General Electric Co.	35,417	1,676,287
PPL Corp.	301,174	8,526,236
Public Service Enterprise Group, Inc.	202,662	14,117,435
Pure Cycle Corp. *	8,000	83,600
RGC Resources, Inc.	3,883	80,766
Sempra Energy	127,930	20,642,785
SJW Group	10,924	644,516
South Jersey Industries, Inc.	44,952	1,536,909
Southwest Gas Holdings, Inc.	26,333	2,320,201
Spire, Inc.	21,353	1,553,431
Sunnova Energy International, Inc. *	37,364	645,276
The AES Corp.	265,612	5,423,797
The Southern Co.	424,441	31,149,725
The York Water Co.	5,168	199,898
UGI Corp.	84,457	2,896,875
Unitil Corp.	6,302	321,402
Via Renewables, Inc.	6,556	46,810
Vistra Corp.	194,703	4,871,469
WEC Energy Group, Inc.	127,514	12,757,776
Xcel Energy, Inc.	215,631	15,797,127
		462,481,039
Total Common Stocks (Cost $9,082,987,723)		16,659,104,184

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PREFERRED STOCKS 0.0% OF NET ASSETS

Software & Services 0.0%
SRAX, Inc. *(b)	9,789	587
Total Preferred Stocks (Cost $530)		587

RIGHTS 0.0% OF NET ASSETS

Consumer Durables & Apparel 0.0%
ZAGG, Inc. CVR *(b)	8,000	720

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	18,400	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(b)	5,747	14,009
F-star Therapeutics, Inc. Agonist CVR *(b)	975	395
F-star Therapeutics, Inc. Antagonist CVR *(b)	975	394
		14,798
Total Rights (Cost $720)		17,084

SECURITY	NUMBER OF SHARES/ FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (d)(e)	18,188,915	18,188,915

SECURITY	NUMBER OF SHARES/ FACE AMOUNT ($)	VALUE ($)
Time Deposits 0.5%
Sumitomo Mitsui Trust Bank, Ltd.
0.13%, 05/02/22 (f)	92,449,791	92,449,791
Total Short-Term Investments (Cost $110,638,706)		110,638,706
Total Investments in Securities (Cost $9,193,627,679)		16,769,760,561

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 06/17/22	80	7,445,200	(383,384)
S&P 500 Index, e-mini, expires 06/17/22	203	41,894,125	(1,983,634)
Net Unrealized Depreciation			(2,367,018)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,040,836.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.
(f)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Diversified Financials 0.2%
The Charles Schwab Corp.	$46,634,301	$2,770,256	$—	$—	($9,511,838)	$39,892,719	601,428	$221,231

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$15,650,779,359	$—	$—	$15,650,779,359
Automobiles & Components	387,415,243	—	14,063	387,429,306
Real Estate	620,895,519	—	0*	620,895,519
Preferred Stocks[1]
Software & Services	—	—	587	587
Rights [1]
Consumer Durables & Apparel	—	—	720	720
Media & Entertainment	—	—	1,566	1,566
Pharmaceuticals, Biotechnology & Life Sciences	—	—	14,798	14,798
Short-Term Investments[1]	18,188,915	—	—	18,188,915
Time Deposits	—	92,449,791	—	92,449,791
Liabilities
Futures Contracts[2]	(2,367,018)	—	—	(2,367,018)
Total	$16,674,912,018	$92,449,791	$31,734	$16,767,393,543

*	Level 3 amount shown includes securities determined to have no value at April 30, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $21,828,690)		$39,892,719
Investments in securities, at value - unaffiliated (cost $9,171,798,989) including securities on loan of $17,040,836		16,729,867,842
Deposit with broker for futures contracts		5,574,400
Receivables:
Fund shares sold		17,448,335
Dividends		12,070,502
Income from securities on loan	+	172,754
Total assets		16,805,026,552
Liabilities
Collateral held for securities on loan		18,188,915
Payables:
Investments bought		63,573,088
Fund shares redeemed		9,136,728
Variation margin on futures contracts		1,607,632
Investment adviser fees	+	455,037
Total liabilities		92,961,400
Net assets		$16,712,065,152
Net Assets by Source
Capital received from investors		$9,177,792,801
Total distributable earnings	+	7,534,272,351
Net assets		$16,712,065,152

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$16,712,065,152		235,978,994		$70.82

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$221,231
Dividends received from securities - unaffiliated (net of foreign withholding tax of $27,616)		124,556,658
Interest received from securities - unaffiliated		12,020
Securities on loan, net	+	1,255,227
Total investment income		126,045,136
Expenses
Investment adviser fees		2,713,199
Total expenses	–	2,713,199
Net investment income		123,331,937
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		453,353
Net realized losses on futures contracts	+	(2,216,191)
Net realized losses		(1,762,838)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(9,511,838)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(2,372,807,307)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(5,612,097)
Net change in unrealized appreciation (depreciation)	+	(2,387,931,242)
Net realized and unrealized losses		(2,389,694,080)
Decrease in net assets resulting from operations		($2,266,362,143)

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$123,331,937	$213,096,831
Net realized gains (losses)		(1,762,838)	34,732,921
Net change in unrealized appreciation (depreciation)	+	(2,387,931,242)	5,009,497,999
Increase (decrease) in net assets resulting from operations		($2,266,362,143)	$5,257,327,751
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($271,189,903)	($218,157,695)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		24,414,489	$1,925,409,983	45,495,323	$3,270,028,626
Shares reinvested		2,402,741	195,366,858	2,374,705	156,303,072
Shares redeemed	+	(14,159,582)	(1,102,837,568)	(23,925,141)	(1,721,261,599)
Net transactions in fund shares		12,657,648	$1,017,939,273	23,944,887	$1,705,070,099
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		223,321,346	$18,231,677,925	199,376,459	$11,487,437,770
Total increase (decrease)	+	12,657,648	(1,519,612,773)	23,944,887	6,744,240,155
End of period		235,978,994	$16,712,065,152	223,321,346	$18,231,677,925

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$89.23	$62.76	$49.06	$42.37	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.30	0.56	0.55	0.57	0.46
Net realized and unrealized gains (losses)	(15.92)	26.39	13.65	6.52	1.91 [3]
Total from investment operations	(15.62)	26.95	14.20	7.09	2.37
Less distributions:
Distributions from net investment income	(0.51)	(0.48)	(0.50)	(0.40)	—
Distributions from net realized gains	(1.07)	—	—	—	—
Total distributions	(1.58)	(0.48)	(0.50)	(0.40)	—
Net asset value at end of period	$72.03	$89.23	$62.76	$49.06	$42.37
Total return	(17.86%) [4]	43.14%	29.16%	17.04%	5.93% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035% [5]	0.035%	0.035%	0.035% [6]	0.040% [5,7]
Net operating expenses	N/A	N/A	N/A	N/A	0.02% [5,7]
Net investment income (loss)	0.72% [5]	0.73%	0.97%	1.27%	1.23% [5]
Portfolio turnover rate	1% [4]	18%	41%	46%	23% [4]
Net assets, end of period (x 1,000,000)	$842	$881	$487	$166	$93

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended 10/31/19 is a blended ratio.
[7]	The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.3% OF NET ASSETS

Automobiles & Components 3.9%
Aptiv plc *	2,193	233,335
QuantumScape Corp. *(a)	7,799	116,517
Rivian Automotive, Inc., Class A *(a)	1,618	48,929
Tesla, Inc. *	36,825	32,065,737
Thor Industries, Inc.	938	71,804
		32,536,322

Banks 0.0%
Citizens Financial Group, Inc.	4,395	173,163
Rocket Cos., Inc., Class A (a)	5,810	51,418
Synovus Financial Corp.	443	18,402
UWM Holdings Corp.	1,611	5,977
Western Alliance Bancorp	2,381	181,218
		430,178

Capital Goods 3.4%
3M Co.	3,683	531,162
Advanced Drainage Systems, Inc.	2,714	278,076
AGCO Corp.	263	33,506
Allegion plc	3,012	344,091
Allison Transmission Holdings, Inc.	3,397	127,184
Armstrong World Industries, Inc.	983	83,221
Axon Enterprise, Inc. *	2,867	321,677
BWX Technologies, Inc.	3,059	158,823
Carlisle Cos., Inc.	875	226,940
Carrier Global Corp.	17,716	677,991
Caterpillar, Inc.	20,640	4,345,546
Core & Main, Inc., Class A *	1,265	30,056
Deere & Co.	12,340	4,658,967
Donaldson Co., Inc.	668	32,759
Fastenal Co.	22,492	1,244,033
Fluence Energy, Inc. *	541	4,961
Fortune Brands Home & Security, Inc.	1,512	107,730
Generac Holdings, Inc. *	2,711	594,739
Graco, Inc.	4,619	286,470
HEICO Corp.	630	88,975
HEICO Corp., Class A	1,103	128,654
Honeywell International, Inc.	6,567	1,270,780
Howmet Aerospace, Inc.	1,217	41,524
Illinois Tool Works, Inc.	12,495	2,462,890
Lincoln Electric Holdings, Inc.	2,535	341,541
Lockheed Martin Corp.	9,385	4,055,446
Nordson Corp.	439	94,688
Northrop Grumman Corp.	565	248,261
Parker-Hannifin Corp.	949	257,008
Plug Power, Inc. *	22,615	475,367
Regal Rexnord Corp.	613	77,998
Rockwell Automation, Inc.	3,118	787,825
SiteOne Landscape Supply, Inc. *	1,021	143,992
Spirit AeroSystems Holdings, Inc., Class A	1,305	54,862
The AZEK Co., Inc. *	2,683	56,987
The Middleby Corp. *	730	112,340
SECURITY	NUMBER OF SHARES	VALUE ($)
The Toro Co.	4,379	350,889
Trane Technologies plc	5,020	702,248
TransDigm Group, Inc. *	667	396,738
Trex Co., Inc. *	5,112	297,467
United Rentals, Inc. *	1,108	350,704
Vertiv Holdings Co.	14,052	176,072
Virgin Galactic Holdings, Inc. *	7,255	54,340
W.W. Grainger, Inc.	1,684	842,051
Xylem, Inc.	5,216	419,888
		28,377,467

Commercial & Professional Services 0.8%
Booz Allen Hamilton Holding Corp.	5,800	473,454
Cintas Corp.	3,621	1,438,478
Copart, Inc. *	9,244	1,050,581
CoStar Group, Inc. *	13,441	855,116
Equifax, Inc.	2,047	416,605
IAA, Inc. *	5,982	219,240
LegalZoom.com, Inc. *	2,402	34,469
MSA Safety, Inc.	451	54,431
Robert Half International, Inc.	4,200	412,902
Rollins, Inc.	9,308	312,190
TransUnion	5,778	505,691
Verisk Analytics, Inc.	4,472	912,512
Waste Management, Inc.	2,977	489,538
		7,175,207

Consumer Durables & Apparel 1.4%
Brunswick Corp.	425	32,134
Columbia Sportswear Co.	87	7,148
D.R. Horton, Inc.	5,978	416,009
Deckers Outdoor Corp. *	161	42,786
Hanesbrands, Inc.	9,056	120,083
Lululemon Athletica, Inc. *	5,043	1,788,399
Mattel, Inc. *	15,392	374,179
NIKE, Inc., Class B	54,831	6,837,426
NVR, Inc. *	92	402,611
Peloton Interactive, Inc., Class A *	13,193	231,669
Polaris, Inc.	1,736	164,816
PulteGroup, Inc.	3,216	134,300
Skechers U.S.A., Inc., Class A *	666	25,508
Tapestry, Inc.	1,149	37,825
Tempur Sealy International, Inc.	7,893	213,979
Toll Brothers, Inc.	1,912	88,659
TopBuild Corp. *	1,213	219,723
VF Corp.	9,206	478,712
YETI Holdings, Inc. *	3,810	186,195
		11,802,161

Consumer Services 2.4%
Booking Holdings, Inc. *	1,814	4,009,502
Boyd Gaming Corp.	759	45,980
Bright Horizons Family Solutions, Inc. *	2,123	242,532
Caesars Entertainment, Inc. *	5,599	371,102
Chegg, Inc. *	4,505	111,454

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Chipotle Mexican Grill, Inc. *	1,241	1,806,412
Choice Hotels International, Inc.	1,546	217,151
Churchill Downs, Inc.	1,629	330,589
Darden Restaurants, Inc.	3,807	501,496
Domino’s Pizza, Inc.	1,089	368,082
DraftKings, Inc., Class A *	13,698	187,389
Expedia Group, Inc. *	6,409	1,119,973
Frontdoor, Inc. *	2,492	77,028
H&R Block, Inc.	5,855	152,640
Hilton Worldwide Holdings, Inc. *	8,118	1,260,644
Las Vegas Sands Corp. *	14,623	518,093
Marriott International, Inc., Class A *	12,029	2,135,388
McDonald’s Corp.	5,887	1,466,805
Mister Car Wash, Inc. *	2,688	38,707
Penn National Gaming, Inc. *	446	16,310
Planet Fitness, Inc., Class A *	2,548	203,916
Six Flags Entertainment Corp. *	1,272	48,679
Starbucks Corp.	50,901	3,799,251
The Wendy's Co.	7,905	156,203
Travel & Leisure Co.	2,437	135,205
Vail Resorts, Inc.	1,763	448,084
Wyndham Hotels & Resorts, Inc.	2,564	225,529
Wynn Resorts Ltd. *	4,665	328,789
Yum China Holdings, Inc.	1,445	60,401
Yum! Brands, Inc.	1,081	126,488
		20,509,822

Diversified Financials 2.1%
American Express Co.	17,337	3,028,947
Ameriprise Financial, Inc.	2,765	734,080
Apollo Global Management, Inc.	10,438	519,395
Ares Management Corp., Class A	5,517	365,336
Blackstone, Inc.	31,012	3,149,889
Credit Acceptance Corp. *	24	12,300
Discover Financial Services	6,985	785,533
FactSet Research Systems, Inc.	1,443	582,236
LPL Financial Holdings, Inc.	3,518	660,927
MarketAxess Holdings, Inc.	1,651	435,220
Moody's Corp.	6,809	2,154,912
Morningstar, Inc.	940	238,036
MSCI, Inc.	2,480	1,044,700
Raymond James Financial, Inc.	409	39,861
S&P Global, Inc.	7,550	2,842,575
Synchrony Financial	4,345	159,940
T. Rowe Price Group, Inc.	3,336	410,461
The Goldman Sachs Group, Inc.	890	271,886
Upstart Holdings, Inc. *(a)	2,152	161,443
		17,597,677

Energy 0.5%
Cheniere Energy, Inc.	10,355	1,406,313
Continental Resources, Inc.	299	16,615
Coterra Energy, Inc.	5,692	163,873
Diamondback Energy, Inc.	3,784	477,654
EOG Resources, Inc.	3,077	359,270
Halliburton Co.	2,030	72,309
Hess Corp.	831	85,651
New Fortress Energy, Inc.	1,119	43,395
Occidental Petroleum Corp.	4,758	262,118
Pioneer Natural Resources Co.	4,257	989,625
Texas Pacific Land Corp.	260	355,316
		4,232,139

SECURITY	NUMBER OF SHARES	VALUE ($)
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	18,291	9,725,690
Sysco Corp.	22,599	1,931,763
		11,657,453

Food, Beverage & Tobacco 2.7%
Altria Group, Inc.	44,865	2,493,148
Beyond Meat, Inc. *(a)	2,201	81,173
Brown-Forman Corp., Class A	974	60,797
Brown-Forman Corp., Class B	4,045	272,795
Darling Ingredients, Inc. *	381	27,962
Freshpet, Inc. *	1,782	166,350
Kellogg Co.	4,932	337,842
Lamb Weston Holdings, Inc.	1,923	127,110
Monster Beverage Corp. *	15,242	1,305,934
PepsiCo, Inc.	50,751	8,714,454
Pilgrim's Pride Corp. *	893	25,316
The Boston Beer Co., Inc., Class A *	404	151,500
The Coca-Cola Co.	121,306	7,837,581
The Hershey Co.	5,548	1,252,572
		22,854,534

Health Care Equipment & Services 3.3%
Abbott Laboratories	38,434	4,362,259
ABIOMED, Inc. *	1,958	561,124
agilon health, Inc. *	6,810	121,014
Align Technology, Inc. *	3,480	1,008,887
Amedisys, Inc. *	1,265	161,477
Cardinal Health, Inc.	7,237	420,108
Certara, Inc. *	2,867	52,609
Chemed Corp.	173	85,010
DaVita, Inc. *	1,975	214,031
Definitive Healthcare Corp. *	346	8,183
DexCom, Inc. *	4,262	1,741,368
Edwards Lifesciences Corp. *	27,335	2,891,496
Encompass Health Corp.	2,464	169,597
Figs, Inc., Class A *	795	12,450
Globus Medical, Inc., Class A *	178	11,787
Guardant Health, Inc. *	3,974	245,196
HCA Healthcare, Inc.	10,827	2,322,933
IDEXX Laboratories, Inc. *	3,741	1,610,426
Insulet Corp. *	2,921	698,090
Intuitive Surgical, Inc. *	15,677	3,751,506
Masimo Corp. *	1,613	182,221
McKesson Corp.	956	295,987
Molina Healthcare, Inc. *	382	119,738
Novocure Ltd. *	4,522	346,295
Oak Street Health, Inc. *	3,810	68,923
Penumbra, Inc. *	1,527	263,499
ResMed, Inc.	5,724	1,144,628
STERIS plc	505	113,145
Stryker Corp.	6,588	1,589,421
Tandem Diabetes Care, Inc. *	2,570	247,954
Teleflex, Inc.	358	102,252
UnitedHealth Group, Inc.	2,872	1,460,555
Veeva Systems, Inc., Class A *	6,130	1,115,353
		27,499,522

Household & Personal Products 0.7%
Church & Dwight Co., Inc.	557	54,341
Colgate-Palmolive Co.	19,590	1,509,410
Herbalife Nutrition Ltd. *	683	18,154
Kimberly-Clark Corp.	7,503	1,041,641
Olaplex Holdings, Inc. *	618	9,085

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Clorox Co.	4,396	630,694
The Estee Lauder Cos., Inc., Class A	10,135	2,676,248
		5,939,573

Insurance 0.3%
Alleghany Corp. *	64	53,536
Aon plc, Class A	5,695	1,640,103
Arch Capital Group Ltd. *	3,979	181,721
Brown & Brown, Inc.	590	36,568
Erie Indemnity Co., Class A	774	124,057
Everest Re Group Ltd.	387	106,313
GoHealth, Inc., Class A *	1,453	1,086
Lemonade, Inc. *	141	2,941
Lincoln National Corp.	1,172	70,496
Markel Corp. *	99	133,975
Marsh & McLennan Cos., Inc.	2,665	430,930
RenaissanceRe Holdings Ltd.	859	123,283
		2,905,009

Materials 1.0%
Avery Dennison Corp.	1,942	350,725
Axalta Coating Systems Ltd. *	1,590	40,338
Ball Corp.	4,156	337,301
Celanese Corp.	1,755	257,880
Crown Holdings, Inc.	663	72,957
Diversey Holdings Ltd. *	2,711	20,983
Dow, Inc.	2,359	156,874
Ecolab, Inc.	9,702	1,642,937
FMC Corp.	1,403	185,954
Freeport-McMoRan, Inc.	18,968	769,152
Graphic Packaging Holding Co.	3,428	74,730
Louisiana-Pacific Corp.	335	21,614
LyondellBasell Industries N.V., Class A	1,417	150,245
Olin Corp.	485	27,839
PPG Industries, Inc.	4,417	565,332
RPM International, Inc.	3,294	273,073
Sealed Air Corp.	3,559	228,523
Southern Copper Corp.	3,405	212,029
Steel Dynamics, Inc.	1,544	132,398
The Chemours Co.	3,575	118,225
The Scotts Miracle-Gro Co.	1,827	189,880
The Sherwin-Williams Co.	10,639	2,925,299
Westlake Corp.	291	36,826
		8,791,114

Media & Entertainment 9.6%
Alphabet, Inc., Class A *	11,456	26,144,769
Alphabet, Inc., Class C *	10,536	24,225,741
Altice USA, Inc., Class A *	6,450	59,856
Cable One, Inc.	125	145,775
Charter Communications, Inc., Class A *	5,046	2,162,161
Live Nation Entertainment, Inc. *	2,341	245,524
Madison Square Garden Sports Corp. *	313	50,740
Match Group, Inc. *	12,519	990,879
Meta Platforms, Inc., Class A *	102,045	20,456,961
Netflix, Inc. *	19,113	3,638,351
Nexstar Media Group, Inc., Class A	114	18,060
Pinterest, Inc., Class A *	25,223	517,576
Playtika Holding Corp. *	4,595	80,780
Roku, Inc. *	5,206	483,637
Skillz, Inc. *	13,325	27,316
Spotify Technology S.A. *	6,121	622,200
Take-Two Interactive Software, Inc. *	993	118,673
The Walt Disney Co. *	4,120	459,916
TripAdvisor, Inc. *	2,716	69,720
SECURITY	NUMBER OF SHARES	VALUE ($)
Twitter, Inc. *	3,605	176,717
Vimeo, Inc. *	5,834	59,448
World Wrestling Entertainment, Inc., Class A	1,630	95,176
Zynga, Inc., Class A *	21,831	180,542
		81,030,518

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
10X Genomics, Inc., Class A *	3,758	179,482
AbbVie, Inc.	78,170	11,481,610
Adaptive Biotechnologies Corp. *	4,171	34,411
Agilent Technologies, Inc.	11,883	1,417,285
Alnylam Pharmaceuticals, Inc. *	5,301	707,312
Amgen, Inc.	20,324	4,739,354
Avantor, Inc. *	26,601	848,040
Azenta, Inc.	2,680	200,893
Bio-Techne Corp.	1,729	656,484
Bruker Corp.	4,520	259,855
Catalent, Inc. *	1,741	157,665
Charles River Laboratories International, Inc. *	2,062	497,994
CureVac N.V. *	2,310	39,478
Danaher Corp.	1,465	367,905
Eli Lilly & Co.	29,632	8,656,396
Exact Sciences Corp. *	7,065	388,928
Exelixis, Inc. *	11,709	261,579
Horizon Therapeutics plc *	1,824	179,773
Illumina, Inc. *	6,453	1,914,282
Incyte Corp. *	6,987	523,746
Ionis Pharmaceuticals, Inc. *	5,729	210,598
Iovance Biotherapeutics, Inc. *	1,892	28,664
IQVIA Holdings, Inc. *	4,167	908,364
Maravai LifeSciences Holdings, Inc., Class A *	4,805	147,658
Mettler-Toledo International, Inc. *	1,002	1,280,085
Mirati Therapeutics, Inc. *	1,527	94,353
Moderna, Inc. *	14,967	2,011,714
Natera, Inc. *	3,393	119,162
Neurocrine Biosciences, Inc. *	4,130	371,824
Novavax, Inc. *	3,372	151,976
Regeneron Pharmaceuticals, Inc. *	484	319,009
Repligen Corp. *	2,277	358,036
Royalty Pharma plc, Class A	8,507	362,228
Sarepta Therapeutics, Inc. *	3,680	266,138
Seagen, Inc. *	5,329	698,152
Sotera Health Co. *	4,293	87,491
Syneos Health, Inc. *	571	41,734
Thermo Fisher Scientific, Inc.	1,568	866,979
Ultragenyx Pharmaceutical, Inc. *	2,160	152,690
Vertex Pharmaceuticals, Inc. *	4,503	1,230,310
Waters Corp. *	2,485	753,005
West Pharmaceutical Services, Inc.	3,249	1,023,630
Zoetis, Inc.	19,918	3,530,466
		48,526,738

Real Estate 1.9%
American Tower Corp.	19,972	4,813,652
CBRE Group, Inc., Class A *	786	65,269
Crown Castle International Corp.	19,064	3,530,844
Equinix, Inc.	2,808	2,019,177
Equity LifeStyle Properties, Inc.	4,119	318,316
Extra Space Storage, Inc.	505	95,950
Iron Mountain, Inc.	8,929	479,755
Lamar Advertising Co., Class A	3,319	366,451
Opendoor Technologies, Inc. *	4,095	28,624
Public Storage	5,095	1,892,793

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SBA Communications Corp.	801	278,035
Simon Property Group, Inc.	12,523	1,477,714
Zillow Group, Inc., Class A *	2,559	98,905
Zillow Group, Inc., Class C *	7,420	295,464
		15,760,949

Retailing 10.1%
Amazon.com, Inc. *	19,202	47,729,067
AutoZone, Inc. *	195	381,317
Bath & Body Works, Inc.	6,043	319,614
Best Buy Co., Inc.	2,452	220,508
Burlington Stores, Inc. *	2,761	562,029
CarMax, Inc. *	616	52,841
Carvana Co. *	3,843	222,740
Dollar General Corp.	4,415	1,048,695
DoorDash, Inc., Class A *	5,708	464,803
eBay, Inc.	27,723	1,439,378
Etsy, Inc. *	5,608	522,610
Five Below, Inc. *	2,432	382,067
Floor & Decor Holdings, Inc., Class A *	4,492	358,102
GameStop Corp., Class A *(a)	2,837	354,824
Leslie's, Inc. *	6,271	122,912
Lithia Motors, Inc.	118	33,409
Lowe’s Cos., Inc.	29,833	5,898,879
Nordstrom, Inc.	4,056	104,239
O'Reilly Automotive, Inc. *	898	544,682
Petco Health & Wellness Co., Inc. *	167	3,216
Pool Corp.	1,721	697,384
RH *	774	260,157
Ross Stores, Inc.	15,483	1,544,739
Target Corp.	9,489	2,169,660
The Home Depot, Inc.	46,211	13,881,784
The TJX Cos., Inc.	52,775	3,234,052
Tractor Supply Co.	5,017	1,010,675
Ulta Beauty, Inc. *	2,323	921,766
Victoria's Secret & Co. *	1,942	91,507
Vroom, Inc. *	1,156	1,803
Wayfair, Inc., Class A *	1,896	145,878
Williams-Sonoma, Inc.	2,437	317,980
		85,043,317

Semiconductors & Semiconductor Equipment 7.7%
Advanced Micro Devices, Inc. *	72,283	6,181,642
Allegro MicroSystems, Inc. *	1,751	42,567
Analog Devices, Inc.	9,245	1,427,243
Applied Materials, Inc.	39,224	4,328,369
Broadcom, Inc.	17,862	9,902,514
Enphase Energy, Inc. *	5,753	928,534
Entegris, Inc.	5,946	662,325
GLOBALFOUNDRIES, Inc. *	1,203	62,905
KLA Corp.	6,709	2,141,915
Lam Research Corp.	6,223	2,898,425
Microchip Technology, Inc.	20,282	1,322,386
Micron Technology, Inc.	6,842	466,556
MKS Instruments, Inc.	2,061	234,913
Monolithic Power Systems, Inc.	2,003	785,657
NVIDIA Corp.	105,855	19,632,927
NXP Semiconductors N.V.	3,599	615,069
ON Semiconductor Corp. *	10,120	527,353
QUALCOMM, Inc.	49,913	6,972,347
Skyworks Solutions, Inc.	3,439	389,639
Teradyne, Inc.	7,200	759,312
Texas Instruments, Inc.	25,345	4,314,986
Universal Display Corp.	1,922	245,497
		64,843,081

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 24.4%
Accenture plc, Class A	22,623	6,795,044
Adobe, Inc. *	20,847	8,254,370
Alteryx, Inc., Class A *	2,565	164,673
Anaplan, Inc. *	6,337	411,842
ANSYS, Inc. *	1,607	443,034
Aspen Technology, Inc. *	2,954	468,327
Atlassian Corp. plc, Class A *	6,164	1,385,852
Autodesk, Inc. *	9,746	1,844,723
Automatic Data Processing, Inc.	17,089	3,728,478
Avalara, Inc. *	3,789	288,229
Bentley Systems, Inc., Class B	6,091	258,197
Bill.com Holdings, Inc. *	4,128	704,691
Block, Inc. *	21,223	2,112,537
Broadridge Financial Solutions, Inc.	4,639	668,619
C3.ai, Inc., Class A *	748	12,708
Cadence Design Systems, Inc. *	12,148	1,832,526
CDK Global, Inc.	837	45,541
Citrix Systems, Inc.	1,966	196,797
Cloudflare, Inc., Class A *	10,919	940,563
Coupa Software, Inc. *	3,299	284,704
Crowdstrike Holdings, Inc., Class A *	8,813	1,751,672
Datadog, Inc., Class A *	11,245	1,358,171
DocuSign, Inc. *	8,529	690,849
DoubleVerify Holdings, Inc. *	2,577	56,050
Dropbox, Inc., Class A *	13,143	285,860
Duck Creek Technologies, Inc. *	783	12,473
Dynatrace, Inc. *	8,288	317,928
Elastic N.V. *	3,317	252,556
EPAM Systems, Inc. *	2,378	630,146
Euronet Worldwide, Inc. *	1,593	193,788
Everbridge, Inc. *	1,709	73,658
Fair Isaac Corp. *	1,126	420,572
Fiserv, Inc. *	1,829	179,096
Five9, Inc. *	2,982	328,318
FleetCor Technologies, Inc. *	812	202,610
Fortinet, Inc. *	5,921	1,711,228
Gartner, Inc. *	3,535	1,027,094
Genpact Ltd.	366	14,739
Globant S.A. *	1,785	385,542
GoDaddy, Inc., Class A *	759	61,335
HubSpot, Inc. *	1,992	755,825
Informatica, Inc., Class A *	1,091	21,231
Intuit, Inc.	11,748	4,919,475
Jack Henry & Associates, Inc.	829	157,162
Jamf Holding Corp. *	1,965	60,522
Mandiant, Inc. *	2,953	64,907
Manhattan Associates, Inc. *	1,504	196,347
Mastercard, Inc., Class A	38,197	13,880,026
Microsoft Corp.	333,431	92,533,771
MongoDB, Inc. *	2,806	995,934
nCino, Inc. *	2,441	91,513
NCR Corp. *	1,866	65,366
New Relic, Inc. *	2,307	145,964
NortonLifeLock, Inc.	6,437	161,182
Nutanix, Inc., Class A *	9,454	236,634
Okta, Inc. *	5,572	664,795
Oracle Corp.	66,480	4,879,632
Palantir Technologies, Inc., Class A *	73,394	763,298
Palo Alto Networks, Inc. *	4,275	2,399,472
Paychex, Inc.	12,417	1,573,606
Paycom Software, Inc. *	2,163	608,820
Paycor HCM, Inc. *	1,433	35,295
Paylocity Holding Corp. *	1,760	333,749
PayPal Holdings, Inc. *	51,992	4,571,657
Pegasystems, Inc.	1,676	128,365
Procore Technologies, Inc. *	1,891	104,894

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PTC, Inc. *	4,661	532,333
RingCentral, Inc., Class A *	3,612	306,478
Sabre Corp. *	14,080	147,418
Salesforce, Inc. *	7,959	1,400,306
ServiceNow, Inc. *	8,836	4,224,492
Shift4 Payments, Inc., Class A *	1,929	101,195
Smartsheet, Inc., Class A *	5,381	260,064
Snowflake, Inc., Class A *	8,421	1,443,696
Splunk, Inc. *	7,016	856,092
StoneCo Ltd., Class A *	8,855	83,414
Switch, Inc., Class A	5,064	151,211
Synopsys, Inc. *	4,258	1,221,152
Teradata Corp. *	4,112	170,031
The Trade Desk, Inc., Class A *	19,194	1,130,910
The Western Union Co.	4,305	72,152
Thoughtworks Holding, Inc. *	570	10,551
Twilio, Inc., Class A *	2,079	232,474
Tyler Technologies, Inc. *	1,543	609,038
Unity Software, Inc. *	6,661	442,357
Visa, Inc., Class A	73,420	15,648,005
VMware, Inc., Class A	3,661	395,534
WEX, Inc. *	1,330	221,099
Wix.com Ltd. *	2,373	179,067
Workday, Inc., Class A *	8,486	1,754,056
Zendesk, Inc. *	5,328	650,229
Zoom Video Communications, Inc., Class A *	9,625	958,361
Zscaler, Inc. *	3,488	707,157
		205,053,454

Technology Hardware & Equipment 13.8%
Amphenol Corp., Class A	18,381	1,314,241
Apple Inc.	682,925	107,663,126
Arista Networks, Inc. *	9,521	1,100,342
CDW Corp.	5,989	977,285
Cognex Corp.	7,561	511,350
Coherent, Inc. *	969	259,595
CommScope Holding Co., Inc. *	8,835	53,275
Corning, Inc.	11,377	400,357
Dell Technologies, Inc., Class C	5,897	277,218
HP, Inc.	16,654	610,036
IPG Photonics Corp. *	123	11,621
Jabil, Inc.	4,896	282,646
Keysight Technologies, Inc. *	3,541	496,696
NetApp, Inc.	6,538	478,909
Pure Storage, Inc., Class A *	11,302	331,149
Ubiquiti, Inc.	248	69,998
Vontier Corp.	3,930	100,687
Zebra Technologies Corp., Class A *	2,354	870,180
		115,808,711

Transportation 2.1%
C.H. Robinson Worldwide, Inc.	1,100	116,765
Delta Air Lines, Inc. *	28,243	1,215,296
Expeditors International of Washington, Inc.	5,419	536,860
FedEx Corp.	4,720	938,053
GXO Logistics, Inc. *	3,678	217,701
JB Hunt Transport Services, Inc.	3,295	562,951
Landstar System, Inc.	1,502	232,660
Lyft, Inc., Class A *	12,996	423,670
Old Dominion Freight Line, Inc.	4,160	1,165,299
SECURITY	NUMBER OF SHARES	VALUE ($)
TuSimple Holdings, Inc., Class A *	611	6,336
Uber Technologies, Inc. *	61,109	1,923,711
Union Pacific Corp.	17,978	4,212,066
United Parcel Service, Inc., Class B	32,030	5,764,759
XPO Logistics, Inc. *	3,686	198,270
		17,514,397

Utilities 0.0%
Brookfield Renewable Corp., Class A	1,383	49,650
NRG Energy, Inc.	4,831	173,433
		223,083
Total Common Stocks (Cost $672,147,326)		836,112,426

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Growth ETF	3,100	755,625
Total Investment Companies (Cost $790,220)		755,625

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (b)	3,067,389	3,067,389
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (b)(c)	771,635	771,635
		3,839,024
Total Short-Term Investments (Cost $3,839,024)		3,839,024
Total Investments in Securities (Cost $676,776,570)		840,707,075

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 06/17/22	35	4,286,275	(178,858)
S&P 500 Index, e-mini, expires 06/17/22	1	206,375	(6,827)
Net Unrealized Depreciation			(185,685)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $726,210.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange traded fund

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$836,112,426	$—	$—	$836,112,426
Investment Companies[1]	755,625	—	—	755,625
Short-Term Investments[1]	3,839,024	—	—	3,839,024
Liabilities
Futures Contracts[2]	(185,685)	—	—	(185,685)
Total	$840,521,390	$—	$—	$840,521,390

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $676,776,570) including securities on loan of $726,210		$840,707,075
Deposit with broker for futures contracts		299,200
Receivables:
Fund shares sold		2,410,415
Dividends		341,680
Income from securities on loan	+	2,383
Total assets		843,760,753
Liabilities
Collateral held for securities on loan		771,635
Payables:
Fund shares redeemed		1,043,516
Variation margin on futures contracts		160,363
Investment adviser fees	+	26,739
Total liabilities		2,002,253
Net assets		$841,758,500
Net Assets by Source
Capital received from investors		$687,643,380
Total distributable earnings	+	154,115,120
Net assets		$841,758,500

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$841,758,500		11,686,776		$72.03

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $819)		$3,357,823
Securities on loan, net	+	5,719
Total investment income		3,363,542
Expenses
Investment adviser fees		155,436
Total expenses	–	155,436
Net investment income		3,208,106
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(1,440,662)
Net realized losses on futures contracts	+	(518,910)
Net realized losses		(1,959,572)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(174,596,085)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(212,914)
Net change in unrealized appreciation (depreciation)	+	(174,808,999)
Net realized and unrealized losses		(176,768,571)
Decrease in net assets resulting from operations		($173,560,465)

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$3,208,106	$5,029,957
Net realized gains (losses)		(1,959,572)	16,292,898
Net change in unrealized appreciation (depreciation)	+	(174,808,999)	214,527,301
Increase (decrease) in net assets resulting from operations		($173,560,465)	$235,850,156
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($16,277,055)	($3,820,481)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,191,178	$263,473,659	4,598,477	$352,197,876
Shares reinvested		157,797	14,184,348	45,814	3,263,376
Shares redeemed	+	(1,537,670)	(127,221,196)	(2,532,061)	(193,536,712)
Net transactions in fund shares		1,811,305	$150,436,811	2,112,230	$161,924,540
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		9,875,471	$881,159,209	7,763,241	$487,204,994
Total increase (decrease)	+	1,811,305	(39,400,709)	2,112,230	393,954,215
End of period		11,686,776	$841,758,500	9,875,471	$881,159,209

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$53.65	$38.09	$43.06	$39.51	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.52	0.97	1.00	1.13	0.82
Net realized and unrealized gains (losses)	(2.53)	15.47	(4.07)	3.10	(1.31)
Total from investment operations	(2.01)	16.44	(3.07)	4.23	(0.49)
Less distributions:
Distributions from net investment income	(0.91)	(0.88)	(1.06)	(0.62)	—
Distributions from net realized gains	(1.64)	—	(0.84)	(0.06)	—
Total distributions	(2.55)	(0.88)	(1.90)	(0.68)	—
Net asset value at end of period	$49.09	$53.65	$38.09	$43.06	$39.51
Total return	(3.95%) [3]	43.70%	(7.69%)	11.08%	(1.23%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035% [4]	0.035%	0.035%	0.035% [5]	0.040% [4,6]
Net operating expenses	N/A	N/A	N/A	N/A	0.02% [4,6]
Net investment income (loss)	2.02% [4]	1.97%	2.57%	2.79%	2.36% [4]
Portfolio turnover rate	3% [3]	20%	50%	22%	22% [3]
Net assets, end of period (x 1,000,000)	$613	$576	$331	$212	$70

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended 10/31/19 is a blended ratio.
[6]	The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 0.8%
Aptiv plc *	6,872	731,181
BorgWarner, Inc.	7,486	275,709
Ford Motor Co.	121,968	1,727,067
General Motors Co. *	42,865	1,625,012
Gentex Corp.	7,359	215,987
Harley-Davidson, Inc.	4,783	174,340
Lear Corp.	1,859	237,840
QuantumScape Corp. *	2,125	31,748
Rivian Automotive, Inc., Class A *(a)	3,451	104,358
Thor Industries, Inc.	985	75,402
		5,198,644

Banks 7.1%
Bank of America Corp.	221,685	7,909,721
Bank of Hawaii Corp.	1,221	90,769
Bank OZK	3,709	142,500
BOK Financial Corp.	946	78,452
Citigroup, Inc.	61,852	2,981,885
Citizens Financial Group, Inc.	12,254	482,807
Comerica, Inc.	4,083	334,398
Commerce Bancshares, Inc.	3,424	234,099
Cullen/Frost Bankers, Inc.	1,770	234,153
East West Bancorp, Inc.	4,399	313,649
F.N.B. Corp.	10,521	121,202
Fifth Third Bancorp	21,241	797,175
First Citizens BancShares, Inc., Class A	377	241,046
First Hawaiian, Inc.	3,940	93,023
First Horizon Corp.	16,511	369,516
First Republic Bank	5,551	828,320
Huntington Bancshares, Inc.	44,786	588,936
JPMorgan Chase & Co.	91,547	10,927,050
KeyCorp	28,931	558,658
M&T Bank Corp.	5,561	926,685
MGIC Investment Corp.	9,998	130,574
New York Community Bancorp, Inc.	13,988	129,249
PacWest Bancorp	3,593	118,174
Pinnacle Financial Partners, Inc.	2,308	178,985
Popular, Inc.	2,467	192,401
Prosperity Bancshares, Inc.	2,786	182,149
Regions Financial Corp.	29,978	621,144
Signature Bank	1,913	463,424
SVB Financial Group *	1,764	860,197
Synovus Financial Corp.	4,187	173,928
TFS Financial Corp.	1,512	22,665
The PNC Financial Services Group, Inc.	13,227	2,197,005
Truist Financial Corp.	41,350	1,999,272
U.S. Bancorp	41,846	2,032,042
Umpqua Holdings Corp.	6,743	111,529
UWM Holdings Corp.	1,322	4,905
Webster Financial Corp.	5,536	276,745
Wells Fargo & Co.	121,244	5,289,876
Western Alliance Bancorp	1,549	117,894
Wintrust Financial Corp.	1,754	153,159
SECURITY	NUMBER OF SHARES	VALUE ($)
Zions Bancorp NA	4,663	263,506
		43,772,867

Capital Goods 7.7%
3M Co.	15,177	2,188,827
A.O. Smith Corp.	4,047	236,466
Acuity Brands, Inc.	1,077	185,761
AECOM	4,170	294,235
AGCO Corp.	1,744	222,186
Air Lease Corp.	3,354	135,099
Allegion plc	660	75,398
Allison Transmission Holdings, Inc.	759	28,417
AMETEK, Inc.	7,185	907,178
Armstrong World Industries, Inc.	764	64,680
Builders FirstSource, Inc. *	5,890	362,647
BWX Technologies, Inc.	685	35,565
Carlisle Cos., Inc.	992	257,285
Carrier Global Corp.	14,178	542,592
Caterpillar, Inc.	2,328	490,137
ChargePoint Holdings, Inc. *(a)	7,052	91,253
Core & Main, Inc., Class A *	865	20,552
Crane Co.	1,525	146,751
Cummins, Inc.	4,470	845,679
Curtiss-Wright Corp.	1,222	174,636
Donaldson Co., Inc.	3,392	166,344
Dover Corp.	4,466	595,318
Eaton Corp. plc	12,413	1,800,133
Emerson Electric Co.	18,598	1,677,168
Esab Corp. *	1,420	66,740
Fastenal Co.	2,010	111,173
Flowserve Corp.	4,066	132,999
Fluence Energy, Inc. *	563	5,163
Fortive Corp.	10,174	585,005
Fortune Brands Home & Security, Inc.	3,124	222,585
Gates Industrial Corp. plc *	3,052	38,913
General Dynamics Corp.	7,747	1,832,398
General Electric Co.	34,053	2,538,651
Graco, Inc.	1,996	123,792
Hayward Holdings, Inc. *	1,527	24,279
HEICO Corp.	946	133,604
HEICO Corp., Class A	1,662	193,856
Hexcel Corp.	2,589	140,738
Honeywell International, Inc.	16,775	3,246,130
Howmet Aerospace, Inc.	10,957	373,853
Hubbell, Inc.	1,688	329,768
Huntington Ingalls Industries, Inc.	1,231	261,883
IDEX Corp.	2,366	449,114
Illinois Tool Works, Inc.	1,010	199,081
Ingersoll Rand, Inc.	12,255	538,730
ITT, Inc.	2,681	188,260
Johnson Controls International plc	21,857	1,308,579
L3Harris Technologies, Inc.	6,098	1,416,321
Lennox International, Inc.	1,033	220,225
Lockheed Martin Corp.	954	412,242
Masco Corp.	7,450	392,540
MasTec, Inc. *	1,803	129,834
MDU Resources Group, Inc.	6,231	160,511

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mercury Systems, Inc. *	1,758	98,079
MSC Industrial Direct Co., Inc., Class A	1,404	116,335
Nordson Corp.	1,499	323,319
Northrop Grumman Corp.	4,165	1,830,101
nVent Electric plc	5,205	175,825
Oshkosh Corp.	2,072	191,536
Otis Worldwide Corp.	13,249	965,057
Owens Corning	3,131	284,702
PACCAR, Inc.	10,609	881,077
Parker-Hannifin Corp.	3,343	905,351
Pentair plc	5,167	262,225
Quanta Services, Inc.	4,406	511,008
Raytheon Technologies Corp.	46,659	4,428,406
Regal Rexnord Corp.	1,652	210,200
Rockwell Automation, Inc.	1,424	359,802
Sensata Technologies Holding plc *	4,824	219,058
Shoals Technologies Group, Inc., Class A *	3,178	31,716
SiteOne Landscape Supply, Inc. *	650	91,670
Snap-on, Inc.	1,642	348,909
Spirit AeroSystems Holdings, Inc., Class A	2,335	98,163
Stanley Black & Decker, Inc.	5,031	604,475
Sunrun, Inc. *	6,325	126,374
Textron, Inc.	6,864	475,332
The AZEK Co., Inc. *	1,563	33,198
The Boeing Co. *	16,699	2,485,479
The Middleby Corp. *	1,201	184,822
The Timken Co.	2,010	115,856
The Toro Co.	182	14,584
Trane Technologies plc	3,724	520,950
TransDigm Group, Inc. *	1,163	691,764
United Rentals, Inc. *	1,471	465,601
Univar Solutions, Inc. *	5,172	150,609
Valmont Industries, Inc.	647	160,980
Virgin Galactic Holdings, Inc. *	404	3,026
W.W. Grainger, Inc.	244	122,007
Watsco, Inc.	1,020	272,116
Westinghouse Air Brake Technologies Corp.	5,582	501,878
Woodward, Inc.	1,920	212,122
Xylem, Inc.	1,889	152,065
		46,947,051

Commercial & Professional Services 1.1%
CACI International, Inc., Class A *	721	191,281
Cintas Corp.	170	67,534
Clarivate plc *	14,454	226,639
Clean Harbors, Inc. *	1,588	166,629
CoStar Group, Inc. *	2,744	174,573
Driven Brands Holdings, Inc. *	1,650	46,018
Dun & Bradstreet Holdings, Inc. *	5,000	78,950
Equifax, Inc.	2,336	475,423
FTI Consulting, Inc. *	1,038	163,703
Jacobs Engineering Group, Inc.	4,028	558,079
LegalZoom.com, Inc. *	1,162	16,675
Leidos Holdings, Inc.	4,399	455,340
ManpowerGroup, Inc.	1,680	151,536
MSA Safety, Inc.	808	97,518
Nielsen Holdings plc	11,152	298,985
Republic Services, Inc.	6,543	878,529
Robert Half International, Inc.	410	40,307
Rollins, Inc.	518	17,374
Science Applications International Corp.	1,760	146,485
Stericycle, Inc. *	2,836	142,339
TransUnion	1,893	165,675
Verisk Analytics, Inc.	1,796	366,474
Waste Management, Inc.	11,064	1,819,364
		6,745,430

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 0.9%
Brunswick Corp.	2,105	159,159
Capri Holdings Ltd. *	4,485	213,934
Carter's, Inc.	1,301	109,596
Columbia Sportswear Co.	1,141	93,744
D.R. Horton, Inc.	6,009	418,166
Deckers Outdoor Corp. *	728	193,466
Garmin Ltd.	4,713	517,205
Hanesbrands, Inc.	4,365	57,880
Hasbro, Inc.	3,984	350,831
Leggett & Platt, Inc.	4,147	147,758
Lennar Corp., Class A	8,028	614,062
Lennar Corp., Class B	469	30,579
Mohawk Industries, Inc. *	1,706	240,648
Newell Brands, Inc.	11,890	275,253
NVR, Inc. *	32	140,039
Polaris, Inc.	538	51,078
PulteGroup, Inc.	5,464	228,177
PVH Corp.	2,160	157,205
Ralph Lauren Corp.	1,411	147,224
Skechers U.S.A., Inc., Class A *	3,656	140,025
Tapestry, Inc.	7,367	242,522
Toll Brothers, Inc.	1,996	92,554
TopBuild Corp. *	181	32,786
Under Armour, Inc., Class A *	5,827	89,503
Under Armour, Inc., Class C *	6,374	90,447
VF Corp.	3,596	186,992
Whirlpool Corp.	1,787	324,376
		5,345,209

Consumer Services 1.8%
ADT, Inc.	4,983	34,134
Aramark	7,240	262,450
Boyd Gaming Corp.	2,024	122,614
Bright Horizons Family Solutions, Inc. *	381	43,526
Caesars Entertainment, Inc. *	2,419	160,331
Carnival Corp. *	26,917	465,664
Chegg, Inc. *	1,010	24,987
Darden Restaurants, Inc.	1,269	167,165
Domino’s Pizza, Inc.	361	122,018
Frontdoor, Inc. *	804	24,852
Grand Canyon Education, Inc. *	1,226	117,659
H&R Block, Inc.	964	25,132
Hilton Worldwide Holdings, Inc. *	2,817	437,452
Hyatt Hotels Corp., Class A *	1,537	145,954
Marriott Vacations Worldwide Corp.	1,298	193,830
McDonald’s Corp.	19,140	4,768,922
MGM Resorts International	11,755	482,425
Mister Car Wash, Inc. *	440	6,336
Norwegian Cruise Line Holdings Ltd. *	11,469	229,724
Penn National Gaming, Inc. *	4,806	175,755
Planet Fitness, Inc., Class A *	817	65,385
Royal Caribbean Cruises Ltd. *	6,832	531,051
Service Corp. International	5,002	328,181
Six Flags Entertainment Corp. *	1,455	55,683
Terminix Global Holdings, Inc. *	3,799	174,336
Travel & Leisure Co.	893	49,544
Wyndham Hotels & Resorts, Inc.	1,039	91,391
Yum China Holdings, Inc.	12,307	514,433
Yum! Brands, Inc.	8,242	964,396
		10,785,330

Diversified Financials 8.4%
Affiliated Managers Group, Inc.	1,271	159,599
AGNC Investment Corp.	16,300	178,974

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ally Financial, Inc.	10,522	420,459
American Express Co.	6,991	1,221,398
Ameriprise Financial, Inc.	1,539	408,589
Annaly Capital Management, Inc.	44,035	282,705
Apollo Global Management, Inc.	4,120	205,011
Ares Management Corp., Class A	547	36,222
Berkshire Hathaway, Inc., Class B *	57,185	18,461,034
BlackRock, Inc.	4,458	2,784,823
Capital One Financial Corp.	12,803	1,595,510
Cboe Global Markets, Inc.	3,313	374,303
CME Group, Inc.	11,175	2,451,125
Credit Acceptance Corp. *	228	116,850
Discover Financial Services	4,028	452,989
Equitable Holdings, Inc.	10,936	315,285
Evercore, Inc., Class A	1,189	125,737
FactSet Research Systems, Inc.	166	66,979
Franklin Resources, Inc.	8,971	220,597
Interactive Brokers Group, Inc., Class A	2,492	148,424
Intercontinental Exchange, Inc.	17,330	2,006,987
Invesco Ltd.	10,353	190,288
Janus Henderson Group plc	5,299	161,514
Jefferies Financial Group, Inc.	6,693	205,877
KKR & Co., Inc.	17,341	883,871
Lazard Ltd., Class A	3,103	101,685
Moody's Corp.	263	83,234
Morgan Stanley	41,228	3,322,565
Morningstar, Inc.	69	17,473
MSCI, Inc.	718	302,458
Nasdaq, Inc.	3,623	570,152
New Residential Investment Corp.	13,436	139,734
Northern Trust Corp.	6,397	659,211
OneMain Holdings, Inc.	3,409	156,575
Raymond James Financial, Inc.	5,460	532,132
S&P Global, Inc.	5,490	2,066,985
SEI Investments Co.	3,338	185,993
SLM Corp.	8,681	145,233
Starwood Property Trust, Inc.	9,015	206,263
State Street Corp.	11,373	761,650
Stifel Financial Corp.	3,172	196,188
Synchrony Financial	13,173	484,898
T. Rowe Price Group, Inc.	4,751	584,563
The Bank of New York Mellon Corp.	22,957	965,571
The Carlyle Group, Inc.	5,036	182,756
The Charles Schwab Corp. (b)	46,819	3,105,504
The Goldman Sachs Group, Inc.	9,592	2,930,260
Tradeweb Markets, Inc., Class A	3,284	233,788
Virtu Financial, Inc., Class A	2,698	77,918
Voya Financial, Inc.	3,416	215,686
		51,703,625

Energy 7.4%
Antero Midstream Corp.	10,497	107,804
APA Corp.	11,297	462,386
Baker Hughes Co.	22,967	712,436
Chevron Corp.	60,316	9,449,708
ConocoPhillips	41,133	3,929,024
Continental Resources, Inc.	1,805	100,304
Coterra Energy, Inc.	20,835	599,840
Devon Energy Corp.	20,998	1,221,454
Diamondback Energy, Inc.	2,962	373,893
DTE Midstream LLC *	2,988	160,605
EOG Resources, Inc.	16,015	1,869,911
EQT Corp.	9,482	376,909
Exxon Mobil Corp.	132,038	11,256,239
Halliburton Co.	26,147	931,356
Hess Corp.	8,054	830,126
HF Sinclair Corp. *	4,682	178,010
SECURITY	NUMBER OF SHARES	VALUE ($)
Kinder Morgan, Inc.	60,632	1,100,471
Marathon Oil Corp.	24,113	600,896
Marathon Petroleum Corp.	19,154	1,671,378
NOV, Inc.	12,071	218,847
Occidental Petroleum Corp.	22,985	1,266,244
ONEOK, Inc.	13,816	874,967
Phillips 66	14,559	1,263,139
Pioneer Natural Resources Co.	3,725	865,951
Schlumberger N.V.	43,614	1,701,382
Targa Resources Corp.	7,014	514,898
The Williams Cos., Inc.	37,863	1,298,322
Valero Energy Corp.	12,720	1,418,026
		45,354,526

Food & Staples Retailing 1.7%
Albertsons Cos., Inc., Class A	5,038	157,588
Casey's General Stores, Inc.	1,144	230,287
Costco Wholesale Corp.	896	476,421
Grocery Outlet Holding Corp. *	2,722	91,650
The Kroger Co.	22,782	1,229,317
U.S. Foods Holding Corp. *	6,908	259,879
Walgreens Boots Alliance, Inc.	22,357	947,937
Walmart, Inc.	44,095	6,746,094
		10,139,173

Food, Beverage & Tobacco 4.0%
Altria Group, Inc.	25,236	1,402,364
Archer-Daniels-Midland Co.	17,345	1,553,418
Beyond Meat, Inc. *	241	8,888
Brown-Forman Corp., Class A	706	44,069
Brown-Forman Corp., Class B	2,874	193,823
Bunge Ltd.	4,280	484,154
Campbell Soup Co.	6,099	287,995
Conagra Brands, Inc.	14,600	509,978
Constellation Brands, Inc., Class A	4,864	1,196,982
Darling Ingredients, Inc. *	4,769	349,997
Flowers Foods, Inc.	5,818	154,293
General Mills, Inc.	18,808	1,330,290
Hormel Foods Corp.	8,811	461,608
Ingredion, Inc.	2,095	178,305
Kellogg Co.	4,370	299,345
Keurig Dr Pepper, Inc.	21,776	814,422
Lamb Weston Holdings, Inc.	3,207	211,983
McCormick & Co., Inc. - Non Voting Shares	7,773	781,731
Molson Coors Beverage Co., Class B	5,572	301,668
Mondelez International, Inc., Class A	42,958	2,769,932
Monster Beverage Corp. *	839	71,886
PepsiCo, Inc.	7,317	1,256,402
Philip Morris International, Inc.	48,552	4,855,200
Pilgrim's Pride Corp. *	848	24,041
Post Holdings, Inc. *	1,768	131,521
Seaboard Corp.	8	33,800
The Coca-Cola Co.	35,582	2,298,953
The Hain Celestial Group, Inc. *	2,717	91,128
The Hershey Co.	648	146,299
The JM Smucker Co.	3,269	447,624
The Kraft Heinz Co.	21,642	922,598
Tyson Foods, Inc., Class A	8,944	833,223
		24,447,920

Health Care Equipment & Services 8.5%
Abbott Laboratories	27,079	3,073,467
Acadia Healthcare Co., Inc. *	2,761	187,417
agilon health, Inc. *	299	5,313
Amedisys, Inc. *	117	14,935

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
AmerisourceBergen Corp.	4,620	698,960
Anthem, Inc.	7,636	3,832,737
Baxter International, Inc.	15,669	1,113,439
Becton, Dickinson & Co.	8,897	2,199,249
Boston Scientific Corp. *	44,225	1,862,315
Cardinal Health, Inc.	3,542	205,613
Centene Corp. *	18,028	1,452,155
Cerner Corp.	9,110	853,060
Certara, Inc. *	1,511	27,727
Change Healthcare, Inc. *	7,741	182,378
Chemed Corp.	347	170,512
Cigna Corp.	10,147	2,504,077
CVS Health Corp.	41,034	3,944,598
DaVita, Inc. *	594	64,372
Definitive Healthcare Corp. *	364	8,609
Dentsply Sirona, Inc.	6,775	270,932
Embecta Corp. *	1,753	53,344
Encompass Health Corp.	1,306	89,892
Enovis Corp. *	1,460	94,710
Envista Holdings Corp. *	4,991	197,743
Figs, Inc., Class A *	1,701	26,638
Globus Medical, Inc., Class A *	2,295	151,975
Henry Schein, Inc. *	4,316	350,028
Hologic, Inc. *	7,705	554,683
Humana, Inc.	4,020	1,787,131
ICU Medical, Inc. *	620	132,674
Integra LifeSciences Holdings Corp. *	2,261	138,283
Laboratory Corp. of America Holdings *	2,901	697,052
Masimo Corp. *	433	48,916
McKesson Corp.	3,999	1,238,130
Medtronic plc	41,862	4,368,718
Molina Healthcare, Inc. *	1,524	477,698
Oak Street Health, Inc. *	265	4,794
Premier, Inc., Class A	3,706	134,194
Quest Diagnostics, Inc.	3,798	508,324
Quidel Corp. *	1,148	115,512
ResMed, Inc.	448	89,587
Signify Health, Inc., Class A *	1,954	26,965
STERIS plc	2,294	513,971
Stryker Corp.	6,228	1,502,567
Tandem Diabetes Care, Inc. *	120	11,578
Teladoc Health, Inc. *	4,685	158,166
Teleflex, Inc.	1,199	342,458
The Cooper Cos., Inc.	1,508	544,448
UnitedHealth Group, Inc.	27,307	13,886,975
Universal Health Services, Inc., Class B	2,216	271,526
Zimmer Biomet Holdings, Inc.	6,505	785,479
Zimvie, Inc. *	607	13,658
		51,989,682

Household & Personal Products 2.4%
Church & Dwight Co., Inc.	7,150	697,554
Colgate-Palmolive Co.	12,234	942,630
Coty, Inc., Class A *	10,796	87,556
Herbalife Nutrition Ltd. *	2,652	70,490
Kimberly-Clark Corp.	5,224	725,248
Olaplex Holdings, Inc. *	1,951	28,680
Reynolds Consumer Products, Inc.	1,720	50,895
Spectrum Brands Holdings, Inc.	1,236	105,146
The Clorox Co.	722	103,585
The Procter & Gamble Co.	75,038	12,047,351
		14,859,135

Insurance 4.2%
Aflac, Inc.	20,054	1,148,693
Alleghany Corp. *	368	307,832
SECURITY	NUMBER OF SHARES	VALUE ($)
American Financial Group, Inc.	2,116	293,024
American International Group, Inc.	25,884	1,514,473
Aon plc, Class A	2,799	806,084
Arch Capital Group Ltd. *	8,822	402,901
Arthur J. Gallagher & Co.	6,383	1,075,472
Assurant, Inc.	1,770	321,928
Assured Guaranty Ltd.	2,104	116,036
Axis Capital Holdings Ltd.	2,407	137,993
Brighthouse Financial, Inc. *	2,430	124,805
Brown & Brown, Inc.	6,878	426,298
Chubb Ltd.	13,364	2,758,998
Cincinnati Financial Corp.	4,668	572,577
CNA Financial Corp.	862	40,893
Erie Indemnity Co., Class A	247	39,589
Everest Re Group Ltd.	939	257,953
Fidelity National Financial, Inc.	8,511	338,908
First American Financial Corp.	3,308	192,889
Globe Life, Inc.	3,123	306,304
GoHealth, Inc., Class A *	183	137
Kemper Corp.	1,853	85,534
Lemonade, Inc. *	1,077	22,466
Lincoln National Corp.	4,758	286,194
Loews Corp.	6,517	409,528
Markel Corp. *	351	475,001
Marsh & McLennan Cos., Inc.	13,964	2,257,979
Mercury General Corp.	832	41,958
MetLife, Inc.	21,758	1,429,065
Old Republic International Corp.	8,688	191,223
Primerica, Inc.	1,215	157,415
Principal Financial Group, Inc.	8,037	547,641
Prudential Financial, Inc.	11,778	1,278,031
Reinsurance Group of America, Inc.	2,080	223,226
RenaissanceRe Holdings Ltd.	749	107,496
The Allstate Corp.	8,724	1,103,935
The Hanover Insurance Group, Inc.	1,103	161,942
The Hartford Financial Services Group, Inc.	10,423	728,880
The Progressive Corp.	18,214	1,955,455
The Travelers Cos., Inc.	7,511	1,284,832
Unum Group	6,351	193,833
W.R. Berkley Corp.	6,456	429,259
White Mountains Insurance Group Ltd.	91	95,370
Willis Towers Watson plc	3,867	830,864
		25,480,914

Materials 4.1%
Air Products & Chemicals, Inc.	6,892	1,613,210
Albemarle Corp.	3,621	698,237
Alcoa Corp.	5,733	388,697
Amcor plc	47,126	558,914
AptarGroup, Inc.	2,036	233,794
Ardagh Metal Packaging S.A. *	3,302	23,543
Ashland Global Holdings, Inc.	1,606	168,582
Avery Dennison Corp.	1,208	218,165
Axalta Coating Systems Ltd. *	5,191	131,696
Ball Corp.	6,961	564,955
Berry Global Group, Inc. *	4,186	235,881
Celanese Corp.	2,158	317,097
CF Industries Holdings, Inc.	6,661	644,985
Cleveland-Cliffs, Inc. *	13,924	354,923
Corteva, Inc.	22,733	1,311,467
Crown Holdings, Inc.	3,360	369,734
Diversey Holdings Ltd. *	415	3,212
Dow, Inc.	21,295	1,416,118
DuPont de Nemours, Inc.	16,001	1,054,946
Eagle Materials, Inc.	1,202	148,231
Eastman Chemical Co.	4,172	428,339
Ecolab, Inc.	952	161,212

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Element Solutions, Inc.	7,168	147,804
FMC Corp.	2,943	390,065
Freeport-McMoRan, Inc.	32,220	1,306,521
Graphic Packaging Holding Co.	6,344	138,299
Huntsman Corp.	6,431	217,818
International Flavors & Fragrances, Inc.	7,940	963,122
International Paper Co.	12,053	557,813
Louisiana-Pacific Corp.	2,512	162,074
LyondellBasell Industries N.V., Class A	7,097	752,495
Martin Marietta Materials, Inc.	1,936	685,770
NewMarket Corp.	195	63,299
Newmont Corp.	24,978	1,819,647
Nucor Corp.	8,481	1,312,689
Olin Corp.	4,082	234,307
Packaging Corp. of America	2,920	470,616
PPG Industries, Inc.	4,265	545,877
Reliance Steel & Aluminum Co.	1,937	384,010
Royal Gold, Inc.	2,046	266,962
RPM International, Inc.	1,652	136,951
Sealed Air Corp.	2,110	135,483
Silgan Holdings, Inc.	2,620	116,249
Sonoco Products Co.	3,062	189,568
Southern Copper Corp.	239	14,883
Steel Dynamics, Inc.	4,779	409,799
Sylvamo Corp. *	1,134	50,633
The Chemours Co.	2,377	78,607
The Mosaic Co.	11,560	721,575
United States Steel Corp.	8,073	246,146
Valvoline, Inc.	5,674	171,525
Vulcan Materials Co.	4,119	709,663
Westlake Corp.	832	105,290
WestRock Co.	8,082	400,302
		24,951,800

Media & Entertainment 4.6%
Activision Blizzard, Inc.	24,076	1,820,146
Alphabet, Inc., Class A *	1,304	2,975,976
Alphabet, Inc., Class C *	1,199	2,756,897
Altice USA, Inc., Class A *	1,936	17,966
Cable One, Inc.	79	92,130
Charter Communications, Inc., Class A *	197	84,412
Comcast Corp., Class A	140,299	5,578,288
DISH Network Corp., Class A *	7,774	221,637
Electronic Arts, Inc.	8,736	1,031,285
Fox Corp., Class A	9,697	347,540
Fox Corp., Class B	4,611	153,270
IAC/InterActiveCorp. *	2,372	196,591
Liberty Broadband Corp., Class A *	724	77,946
Liberty Broadband Corp., Class C *	4,395	491,449
Liberty Media Corp. - Liberty Formula One, Class A *	746	42,835
Liberty Media Corp. - Liberty Formula One, Class C *	6,172	384,701
Liberty Media Corp. - Liberty SiriusXM, Class A *	2,864	119,801
Liberty Media Corp. - Liberty SiriusXM, Class C *	4,959	207,683
Live Nation Entertainment, Inc. *	2,659	278,876
Loyalty Ventures, Inc. *	552	7,060
Madison Square Garden Sports Corp. *	364	59,008
News Corp., Class A	12,116	240,624
News Corp., Class B	3,745	74,563
Nexstar Media Group, Inc., Class A	1,141	180,757
Omnicom Group, Inc.	6,449	490,962
Paramount Global, Class A	282	8,897
Paramount Global, Class B	18,140	528,237
Sirius XM Holdings, Inc. (a)	27,190	163,140
SECURITY	NUMBER OF SHARES	VALUE ($)
Take-Two Interactive Software, Inc. *	2,856	341,320
The Interpublic Group of Cos., Inc.	12,177	397,214
The New York Times Co., Class A	5,115	196,007
The Walt Disney Co. *	53,727	5,997,545
TripAdvisor, Inc. *	1,201	30,830
Twitter, Inc. *	21,759	1,066,626
Vimeo, Inc. *	346	3,526
Warner Bros Discovery, Inc. *	68,842	1,249,482
World Wrestling Entertainment, Inc., Class A	203	11,853
Zynga, Inc., Class A *	16,695	138,068
		28,065,148

Pharmaceuticals, Biotechnology & Life Sciences 10.0%
Adaptive Biotechnologies Corp. *	316	2,607
Agilent Technologies, Inc.	969	115,573
Amgen, Inc.	3,079	717,992
Azenta, Inc.	396	29,684
Biogen, Inc. *	4,559	945,719
BioMarin Pharmaceutical, Inc. *	5,685	462,475
Bio-Rad Laboratories, Inc., Class A *	662	338,984
Bristol-Myers Squibb Co.	67,987	5,117,381
Catalent, Inc. *	4,057	367,402
Charles River Laboratories International, Inc. *	99	23,909
Danaher Corp.	18,742	4,706,678
Elanco Animal Health, Inc. *	13,878	351,252
Eli Lilly & Co.	5,549	1,621,029
Exact Sciences Corp. *	424	23,341
Exelixis, Inc. *	1,341	29,958
Gilead Sciences, Inc.	39,140	2,322,568
Horizon Therapeutics plc *	5,531	545,135
Incyte Corp. *	825	61,842
Ionis Pharmaceuticals, Inc. *	367	13,491
Iovance Biotherapeutics, Inc. *	3,267	49,495
IQVIA Holdings, Inc. *	3,010	656,150
Jazz Pharmaceuticals plc *	1,871	299,772
Johnson & Johnson	82,149	14,824,609
Merck & Co., Inc.	78,988	7,005,446
Mirati Therapeutics, Inc. *	219	13,532
Natera, Inc. *	165	5,795
Nektar Therapeutics *	5,761	23,793
Organon & Co.	7,928	256,312
PerkinElmer, Inc.	3,931	576,324
Perrigo Co., plc	4,135	141,830
Pfizer, Inc.	174,069	8,541,566
QIAGEN N.V. *	7,069	320,721
Regeneron Pharmaceuticals, Inc. *	2,845	1,875,168
Repligen Corp. *	100	15,724
Royalty Pharma plc, Class A	4,106	174,833
Sage Therapeutics, Inc. *	1,573	49,581
Seagen, Inc. *	452	59,217
Syneos Health, Inc. *	2,750	200,997
Thermo Fisher Scientific, Inc.	11,147	6,163,399
Ultragenyx Pharmaceutical, Inc. *	508	35,911
United Therapeutics Corp. *	1,367	242,725
Vertex Pharmaceuticals, Inc. *	4,760	1,300,527
Viatris, Inc.	37,668	389,110
Waters Corp. *	132	39,999
Zoetis, Inc.	768	136,128
		61,195,684

Real Estate 5.0%
Alexandria Real Estate Equities, Inc.	5,185	944,500
American Campus Communities, Inc.	4,280	276,788
American Homes 4 Rent, Class A	9,163	362,946

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Americold Realty Trust	8,269	218,136
Apartment Income REIT Corp.	4,839	237,934
AvalonBay Communities, Inc.	4,339	987,036
Boston Properties, Inc.	4,862	571,771
Brixmor Property Group, Inc.	9,180	232,988
Camden Property Trust	3,079	483,064
CBRE Group, Inc., Class A *	9,846	817,612
Cousins Properties, Inc.	4,636	166,432
CubeSmart	6,787	322,450
Digital Realty Trust, Inc.	8,747	1,278,112
Douglas Emmett, Inc.	5,216	153,663
Duke Realty Corp.	11,822	647,255
EPR Properties	2,313	121,479
Equinix, Inc.	808	581,017
Equity LifeStyle Properties, Inc.	2,592	200,310
Equity Residential	11,479	935,539
Essex Property Trust, Inc.	2,019	664,796
Extra Space Storage, Inc.	3,720	706,800
Federal Realty Investment Trust	2,437	285,275
First Industrial Realty Trust, Inc.	4,025	233,450
Gaming & Leisure Properties, Inc.	7,254	321,933
Healthcare Trust of America, Inc., Class A	6,765	206,062
Healthpeak Properties, Inc.	16,782	550,617
Highwoods Properties, Inc.	3,215	131,301
Host Hotels & Resorts, Inc.	22,025	448,209
Hudson Pacific Properties, Inc.	4,630	107,786
Invitation Homes, Inc.	18,597	740,533
Iron Mountain, Inc.	2,639	141,793
JBG SMITH Properties	3,837	101,143
Jones Lang LaSalle, Inc. *	1,571	343,625
Kilroy Realty Corp.	3,628	253,960
Kimco Realty Corp.	18,094	458,321
Lamar Advertising Co., Class A	342	37,760
Life Storage, Inc.	2,535	335,862
Medical Properties Trust, Inc.	18,366	337,751
Mid-America Apartment Communities, Inc.	3,592	706,475
National Retail Properties, Inc.	5,461	239,410
Omega Healthcare Investors, Inc.	7,403	188,628
Opendoor Technologies, Inc. *	11,516	80,497
Orion Office REIT, Inc.	1,697	22,774
Park Hotels & Resorts, Inc.	7,304	143,962
Prologis, Inc.	22,974	3,682,502
Public Storage	1,109	411,994
Rayonier, Inc.	4,441	191,851
Realty Income Corp.	17,613	1,221,638
Regency Centers Corp.	5,256	361,770
Rexford Industrial Realty, Inc.	5,013	391,215
SBA Communications Corp.	2,811	975,726
Simon Property Group, Inc.	1,320	155,760
SL Green Realty Corp.	2,110	146,054
Spirit Realty Capital, Inc.	3,959	172,019
STORE Capital Corp.	7,572	215,272
Sun Communities, Inc.	3,571	626,960
The Howard Hughes Corp. *	1,304	130,778
UDR, Inc.	9,853	524,278
Ventas, Inc.	12,415	689,653
VICI Properties, Inc.	26,090	777,743
Vornado Realty Trust	5,443	210,699
Welltower, Inc.	13,565	1,231,838
Weyerhaeuser Co.	23,343	962,198
WP Carey, Inc.	5,881	475,008
		30,882,711

Retailing 1.6%
Advance Auto Parts, Inc.	1,942	387,681
AutoNation, Inc. *	1,288	149,292
AutoZone, Inc. *	505	987,512
SECURITY	NUMBER OF SHARES	VALUE ($)
Bath & Body Works, Inc.	3,125	165,281
Best Buy Co., Inc.	5,767	518,626
Burlington Stores, Inc. *	117	23,817
CarMax, Inc. *	4,646	398,534
Dick's Sporting Goods, Inc.	1,886	181,848
Dollar General Corp.	4,161	988,362
Dollar Tree, Inc. *	6,937	1,126,916
DoorDash, Inc., Class A *	539	43,891
Foot Locker, Inc.	2,703	79,225
Genuine Parts Co.	4,338	564,157
Kohl's Corp.	4,320	250,042
Leslie's, Inc. *	575	11,270
Lithia Motors, Inc.	828	234,432
LKQ Corp.	8,479	420,813
Nordstrom, Inc.	559	14,366
Ollie's Bargain Outlet Holdings, Inc. *	1,935	92,977
O'Reilly Automotive, Inc. *	1,442	874,645
Penske Automotive Group, Inc.	965	101,151
Petco Health & Wellness Co., Inc. *	1,567	30,180
Qurate Retail, Inc., Class A	11,523	48,512
Target Corp.	8,241	1,884,305
The Gap, Inc.	6,243	77,538
Victoria's Secret & Co. *	977	46,036
Vroom, Inc. *	2,408	3,757
Wayfair, Inc., Class A *	1,046	80,479
Williams-Sonoma, Inc.	548	71,503
		9,857,148

Semiconductors & Semiconductor Equipment 2.5%
Analog Devices, Inc.	9,835	1,518,327
Cirrus Logic, Inc. *	1,779	134,848
First Solar, Inc. *	3,282	239,684
GLOBALFOUNDRIES, Inc. *	780	40,786
Intel Corp.	126,021	5,493,255
Marvell Technology, Inc.	26,276	1,526,110
Microchip Technology, Inc.	2,684	174,997
Micron Technology, Inc.	30,112	2,053,337
MKS Instruments, Inc.	263	29,977
NXP Semiconductors N.V.	5,724	978,232
ON Semiconductor Corp. *	6,061	315,839
Qorvo, Inc. *	3,375	384,008
Skyworks Solutions, Inc.	2,715	307,610
Texas Instruments, Inc.	10,940	1,862,535
Wolfspeed, Inc. *	3,596	329,789
		15,389,334

Software & Services 4.2%
Accenture plc, Class A	3,887	1,167,499
Akamai Technologies, Inc. *	5,006	562,074
Amdocs Ltd.	3,835	305,611
ANSYS, Inc. *	1,590	438,347
Automatic Data Processing, Inc.	1,044	227,780
Black Knight, Inc. *	4,742	311,976
Bread Financial Holdings, Inc.	1,562	85,598
Broadridge Financial Solutions, Inc.	335	48,283
C3.ai, Inc., Class A *	1,341	22,784
CDK Global, Inc.	3,056	166,277
Ceridian HCM Holding, Inc. *	4,064	228,112
Citrix Systems, Inc.	2,472	247,447
Cloudflare, Inc., Class A *	460	39,624
Cognizant Technology Solutions Corp., Class A	16,411	1,327,650
Concentrix Corp.	1,308	205,984
Datto Holding Corp. *	750	26,025
Dolby Laboratories, Inc., Class A	1,991	154,243
Duck Creek Technologies, Inc. *	1,782	28,387

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
DXC Technology Co. *	7,564	217,087
Dynatrace, Inc. *	385	14,769
Euronet Worldwide, Inc. *	454	55,229
Fastly, Inc., Class A *	3,338	53,074
Fidelity National Information Services, Inc.	18,970	1,880,875
Fiserv, Inc. *	17,380	1,701,850
FleetCor Technologies, Inc. *	1,908	476,084
Genpact Ltd.	5,399	217,418
Global Payments, Inc.	8,819	1,208,027
GoDaddy, Inc., Class A *	4,699	379,726
Guidewire Software, Inc. *	2,602	226,218
Informatica, Inc., Class A *	261	5,079
International Business Machines Corp.	27,861	3,683,503
Jack Henry & Associates, Inc.	1,667	316,030
Jamf Holding Corp. *	287	8,840
Kyndryl Holdings, Inc. *	6,992	83,135
Mandiant, Inc. *	5,112	112,362
Manhattan Associates, Inc. *	925	120,759
N-Able, Inc. *	1,127	11,270
NCR Corp. *	2,585	90,552
NortonLifeLock, Inc.	12,596	315,404
Oracle Corp.	3,431	251,835
Paychex, Inc.	1,277	161,834
Paycor HCM, Inc. *	396	9,753
Paysafe Ltd *	11,591	32,223
Pegasystems, Inc.	61	4,672
Procore Technologies, Inc. *	508	28,179
Roper Technologies, Inc.	3,268	1,535,699
Salesforce, Inc. *	23,566	4,146,202
Snowflake, Inc., Class A *	376	64,461
SolarWinds Corp.	1,126	13,929
SS&C Technologies Holdings, Inc.	6,986	451,715
StoneCo Ltd., Class A *	406	3,824
Synopsys, Inc. *	1,734	497,294
Teradata Corp. *	482	19,931
The Western Union Co.	9,156	153,455
Thoughtworks Holding, Inc. *	906	16,770
Twilio, Inc., Class A *	3,738	417,983
Tyler Technologies, Inc. *	168	66,311
VeriSign, Inc. *	3,029	541,252
VMware, Inc., Class A	4,369	472,027
WEX, Inc. *	455	75,639
		25,735,980

Technology Hardware & Equipment 2.4%
Amphenol Corp., Class A	5,252	375,518
Arista Networks, Inc. *	800	92,456
Arrow Electronics, Inc. *	2,093	246,681
Avnet, Inc.	3,110	135,783
Ciena Corp. *	4,820	265,919
Cisco Systems, Inc.	131,763	6,453,752
Coherent, Inc. *	79	21,164
Corning, Inc.	15,700	552,483
Dell Technologies, Inc., Class C	4,320	203,083
F5, Inc. *	1,877	314,228
Hewlett Packard Enterprise Co.	40,470	623,643
HP, Inc.	22,047	807,582
IPG Photonics Corp. *	1,054	99,582
Jabil, Inc.	896	51,726
Juniper Networks, Inc.	9,953	313,718
Keysight Technologies, Inc. *	3,187	447,040
Littelfuse, Inc.	748	171,479
Lumentum Holdings, Inc. *	2,257	183,291
Motorola Solutions, Inc.	5,177	1,106,273
National Instruments Corp.	4,102	148,246
NetApp, Inc.	2,340	171,405
Pure Storage, Inc., Class A *	536	15,705
SECURITY	NUMBER OF SHARES	VALUE ($)
TD SYNNEX Corp.	1,298	129,917
Teledyne Technologies, Inc. *	1,431	617,548
Trimble, Inc. *	7,808	520,794
Ubiquiti, Inc.	19	5,363
ViaSat, Inc. *	2,176	80,098
Vontier Corp.	2,448	62,718
Western Digital Corp. *	9,725	516,106
Xerox Holdings Corp.	3,952	68,765
		14,802,066

Telecommunication Services 2.1%
AT&T, Inc.	222,747	4,201,008
Lumen Technologies, Inc.	31,792	319,827
T-Mobile US, Inc. *	18,370	2,262,082
Verizon Communications, Inc.	131,002	6,065,393
		12,848,310

Transportation 1.7%
Alaska Air Group, Inc. *	3,854	209,619
AMERCO	281	150,470
American Airlines Group, Inc. *	19,814	371,909
C.H. Robinson Worldwide, Inc.	3,229	342,758
Copa Holdings S.A., Class A *	996	75,069
CSX Corp.	68,912	2,366,438
Expeditors International of Washington, Inc.	1,413	139,986
FedEx Corp.	4,322	858,954
GXO Logistics, Inc. *	431	25,511
JB Hunt Transport Services, Inc.	293	50,059
JetBlue Airways Corp. *	9,943	109,472
Kirby Corp. *	1,870	121,924
Knight-Swift Transportation Holdings, Inc.	4,983	238,636
Landstar System, Inc.	134	20,757
Norfolk Southern Corp.	7,459	1,923,527
Old Dominion Freight Line, Inc.	251	70,310
Ryder System, Inc.	1,637	114,426
Schneider National, Inc., Class B	1,600	37,808
Southwest Airlines Co. *	18,375	858,480
TuSimple Holdings, Inc., Class A *	3,612	37,456
Uber Technologies, Inc. *	7,210	226,971
Union Pacific Corp.	7,375	1,727,889
United Airlines Holdings, Inc. *	10,078	508,939
XPO Logistics, Inc. *	416	22,377
		10,609,745

Utilities 5.5%
Alliant Energy Corp.	7,799	458,659
Ameren Corp.	7,916	735,396
American Electric Power Co., Inc.	15,593	1,545,422
American Water Works Co., Inc.	5,663	872,555
Atmos Energy Corp.	4,175	473,445
Avangrid, Inc.	1,788	79,298
Brookfield Renewable Corp., Class A	2,951	105,941
CenterPoint Energy, Inc.	18,474	565,489
CMS Energy Corp.	9,005	618,553
Consolidated Edison, Inc.	11,020	1,021,995
Constellation Energy Corp.	10,144	600,626
Dominion Energy, Inc.	25,103	2,049,409
DTE Energy Co.	6,002	786,502
Duke Energy Corp.	23,974	2,640,976
Edison International	11,615	798,996
Entergy Corp.	6,247	742,456
Essential Utilities, Inc.	7,192	321,914
Evergy, Inc.	7,120	483,092
Eversource Energy	10,699	935,093

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Exelon Corp.	30,401	1,422,159
FirstEnergy Corp.	16,941	733,715
Hawaiian Electric Industries, Inc.	3,273	134,553
IDACORP, Inc.	1,573	165,448
National Fuel Gas Co.	2,727	191,244
NextEra Energy, Inc.	61,144	4,342,447
NiSource, Inc.	12,231	356,167
NRG Energy, Inc.	4,114	147,693
OGE Energy Corp.	6,238	241,286
PG&E Corp. *	61,985	784,110
Pinnacle West Capital Corp.	3,521	250,695
PPL Corp.	23,420	663,020
Public Service Enterprise Group, Inc.	15,706	1,094,080
Sempra Energy	9,964	1,607,791
The AES Corp.	20,609	420,836
The Southern Co.	32,982	2,420,549
UGI Corp.	6,446	221,098
Vistra Corp.	14,933	373,624
WEC Energy Group, Inc.	9,839	984,392
Xcel Energy, Inc.	16,779	1,229,229
		33,619,953
Total Common Stocks (Cost $494,376,073)		610,727,385

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Value ETF	4,100	641,363
Total Investment Companies (Cost $651,053)		641,363

SHORT-TERM INVESTMENTS 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (c)	4,477,945	4,477,945
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (c)(d)	330,582	330,582
		4,808,527
Total Short-Term Investments (Cost $4,808,527)		4,808,527
Total Investments in Securities (Cost $499,835,653)		616,177,275

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 06/17/22	12	922,140	(14,934)
S&P 500 Index, e-mini, expires 06/17/22	1	206,375	(3,275)
Net Unrealized Depreciation			(18,209)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $307,536.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended April 30, 2022:
	VALUE AT 10/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 4/30/22	BALANCE OF SHARES HELD AT 4/30/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Diversified Financials 0.5%
The Charles Schwab Corp.	$3,397,519	$523,896	($54,917)	($8,137)	($752,857)	$3,105,504	46,819	$16,124

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$610,727,385	$—	$—	$610,727,385
Investment Companies[1]	641,363	—	—	641,363
Short-Term Investments[1]	4,808,527	—	—	4,808,527
Liabilities
Futures Contracts[2]	(18,209)	—	—	(18,209)
Total	$616,159,066	$—	$—	$616,159,066

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $2,222,282)		$3,105,504
Investments in securities, at value - unaffiliated (cost $497,613,371) including securities on loan of $307,536		613,071,771
Deposit with broker for futures contracts		189,700
Receivables:
Fund shares sold		976,118
Dividends		671,105
Income from securities on loan	+	827
Total assets		618,015,025
Liabilities
Collateral held for securities on loan		330,582
Payables:
Investments bought		3,442,993
Fund shares redeemed		1,521,640
Variation margin on futures contracts		52,828
Investment adviser fees	+	19,106
Total liabilities		5,367,149
Net assets		$612,647,876
Net Assets by Source
Capital received from investors		$518,787,740
Total distributable earnings	+	93,860,136
Net assets		$612,647,876

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$612,647,876		12,480,544		$49.09

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - affiliated		$16,124
Dividends received from securities - unaffiliated (net of foreign withholding tax of $1,596)		6,125,526
Securities on loan, net	+	2,197
Total investment income		6,143,847
Expenses
Investment adviser fees		104,600
Total expenses	–	104,600
Net investment income		6,039,247
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(8,137)
Net realized losses on sales of securities - unaffiliated		(618,252)
Net realized losses on futures contracts	+	(122,761)
Net realized losses		(749,150)
Net change in unrealized appreciation (depreciation) on securities - affiliated		(752,857)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(30,355,938)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(34,327)
Net change in unrealized appreciation (depreciation)	+	(31,143,122)
Net realized and unrealized losses		(31,892,272)
Decrease in net assets resulting from operations		($25,853,025)

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$6,039,247	$9,554,564
Net realized gains (losses)		(749,150)	18,696,413
Net change in unrealized appreciation (depreciation)	+	(31,143,122)	125,598,537
Increase (decrease) in net assets resulting from operations		($25,853,025)	$153,849,514
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($27,740,131)	($7,759,956)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,600,223	$134,546,541	3,972,069	$193,635,977
Shares reinvested		416,349	21,312,908	129,214	5,614,330
Shares redeemed	+	(1,270,929)	(65,590,550)	(2,064,619)	(100,690,119)
Net transactions in fund shares		1,745,643	$90,268,899	2,036,664	$98,560,188
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,734,901	$575,972,133	8,698,237	$331,322,387
Total increase	+	1,745,643	36,675,743	2,036,664	244,649,746
End of period		12,480,544	$612,647,876	10,734,901	$575,972,133

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$64.44	$44.98	$44.29	$39.55	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.43	0.69	0.72	0.70	0.59
Net realized and unrealized gains (losses)	(8.29)	19.54	1.09	4.54	(1.04)
Total from investment operations	(7.86)	20.23	1.81	5.24	(0.45)
Less distributions:
Distributions from net investment income	(0.63)	(0.77)	(0.64)	(0.42)	—
Distributions from net realized gains	(1.22)	—	(0.48)	(0.08)	—
Total distributions	(1.85)	(0.77)	(1.12)	(0.50)	—
Net asset value at end of period	$54.73	$64.44	$44.98	$44.29	$39.55
Total return	(12.53%) [3]	45.35%	4.04%	13.61%	(1.13%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4]	0.04%	0.04%	0.04% [5]	0.05% [4,6]
Net operating expenses	N/A	N/A	N/A	N/A	0.03% [4,6]
Net investment income (loss)	1.42% [4]	1.19%	1.69%	1.67%	1.65% [4]
Portfolio turnover rate	3% [3]	14%	29%	21%	15% [3]
Net assets, end of period (x 1,000,000)	$899	$891	$483	$357	$171

*	Unaudited.
[1]	Commencement of operations.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 10/31/19 is a blended ratio.
[6]	The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 0.6%
Aptiv plc *	24,143	2,568,815
BorgWarner, Inc.	21,422	788,972
Gentex Corp.	21,158	620,987
Harley-Davidson, Inc.	13,695	499,183
Lear Corp.	5,368	686,782
QuantumScape Corp. *	21,851	326,454
Thor Industries, Inc.	4,760	364,378
		5,855,571

Banks 3.4%
Bank of Hawaii Corp.	3,561	264,725
Bank OZK	10,624	408,174
BOK Financial Corp.	2,702	224,077
Citizens Financial Group, Inc.	44,044	1,735,334
Comerica, Inc.	11,722	960,032
Commerce Bancshares, Inc.	9,875	675,154
Cullen/Frost Bankers, Inc.	5,106	675,473
East West Bancorp, Inc.	12,622	899,949
F.N.B. Corp.	30,560	352,051
Fifth Third Bancorp	60,972	2,288,279
First Citizens BancShares, Inc., Class A	1,087	695,006
First Hawaiian, Inc.	11,384	268,776
First Horizon Corp.	47,316	1,058,932
First Republic Bank	15,931	2,377,224
Huntington Bancshares, Inc.	128,460	1,689,249
KeyCorp	83,010	1,602,923
M&T Bank Corp.	15,962	2,659,908
MGIC Investment Corp.	28,533	372,641
New York Community Bancorp, Inc.	40,369	373,010
PacWest Bancorp	10,369	341,036
Pinnacle Financial Partners, Inc.	6,645	515,320
Popular, Inc.	7,080	552,169
Prosperity Bancshares, Inc.	7,982	521,863
Regions Financial Corp.	86,002	1,781,962
Rocket Cos., Inc., Class A (a)	12,086	106,961
Signature Bank	5,489	1,329,710
SVB Financial Group *	5,064	2,469,409
Synovus Financial Corp.	12,984	539,355
TFS Financial Corp.	4,382	65,686
Umpqua Holdings Corp.	19,310	319,387
UWM Holdings Corp.	7,971	29,572
Webster Financial Corp.	15,959	797,790
Western Alliance Bancorp	9,289	706,986
Wintrust Financial Corp.	5,067	442,450
Zions Bancorp NA	13,357	754,804
		30,855,377

Capital Goods 9.2%
A.O. Smith Corp.	11,567	675,860
Acuity Brands, Inc.	3,093	533,481
Advanced Drainage Systems, Inc.	5,488	562,300
AECOM	11,960	843,898
SECURITY	NUMBER OF SHARES	VALUE ($)
AGCO Corp.	5,580	710,892
Air Lease Corp.	9,570	385,480
Allegion plc	8,029	917,233
Allison Transmission Holdings, Inc.	9,272	347,144
AMETEK, Inc.	20,628	2,604,491
Armstrong World Industries, Inc.	4,251	359,890
Axon Enterprise, Inc. *	5,802	650,984
Builders FirstSource, Inc. *	16,944	1,043,242
BWX Technologies, Inc.	8,234	427,509
Carlisle Cos., Inc.	4,593	1,191,241
Carrier Global Corp.	76,593	2,931,214
ChargePoint Holdings, Inc. *(a)	20,396	263,924
Core & Main, Inc., Class A *	4,996	118,705
Crane Co.	4,410	424,374
Cummins, Inc.	12,839	2,429,010
Curtiss-Wright Corp.	3,492	499,042
Donaldson Co., Inc.	11,045	541,647
Dover Corp.	12,837	1,711,172
Esab Corp. *	4,110	193,170
Fastenal Co.	51,336	2,839,394
Flowserve Corp.	11,630	380,417
Fluence Energy, Inc. *	3,177	29,133
Fortive Corp.	29,226	1,680,495
Fortune Brands Home & Security, Inc.	12,101	862,196
Gates Industrial Corp. plc *	8,528	108,732
Generac Holdings, Inc. *	5,486	1,203,519
Graco, Inc.	15,015	931,230
Hayward Holdings, Inc. *	4,398	69,928
HEICO Corp.	3,994	564,073
HEICO Corp., Class A	7,051	822,429
Hexcel Corp.	7,473	406,232
Howmet Aerospace, Inc.	34,029	1,161,069
Hubbell, Inc.	4,842	945,933
Huntington Ingalls Industries, Inc.	3,523	749,483
IDEX Corp.	6,792	1,289,257
Ingersoll Rand, Inc.	35,189	1,546,908
ITT, Inc.	7,705	541,045
Lennox International, Inc.	2,950	628,911
Lincoln Electric Holdings, Inc.	5,134	691,704
Masco Corp.	21,392	1,127,144
MasTec, Inc. *	5,163	371,788
MDU Resources Group, Inc.	18,023	464,272
Mercury Systems, Inc. *	5,008	279,396
MSC Industrial Direct Co., Inc., Class A	4,012	332,434
Nordson Corp.	5,192	1,119,862
nVent Electric plc	14,893	503,086
Oshkosh Corp.	5,931	548,262
Otis Worldwide Corp.	38,064	2,772,582
Owens Corning	8,964	815,097
PACCAR, Inc.	30,485	2,531,779
Parker-Hannifin Corp.	11,509	3,116,867
Pentair plc	14,786	750,390
Plug Power, Inc. *	45,768	962,043
Quanta Services, Inc.	12,655	1,467,727
Regal Rexnord Corp.	6,032	767,512
Rockwell Automation, Inc.	10,386	2,624,231
Sensata Technologies Holding plc *	13,914	631,835
Shoals Technologies Group, Inc., Class A *	9,257	92,385

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SiteOne Landscape Supply, Inc. *	3,942	555,940
Snap-on, Inc.	4,718	1,002,528
Spirit AeroSystems Holdings, Inc., Class A	9,365	393,705
Stanley Black & Decker, Inc.	14,440	1,734,966
Sunrun, Inc. *	18,098	361,598
Textron, Inc.	19,709	1,364,848
The AZEK Co., Inc. *	10,067	213,823
The Middleby Corp. *	4,926	758,062
The Timken Co.	5,742	330,969
The Toro Co.	9,366	750,498
Trane Technologies plc	20,854	2,917,266
TransDigm Group, Inc. *	4,690	2,789,659
Trex Co., Inc. *	10,349	602,208
United Rentals, Inc. *	6,469	2,047,568
Univar Solutions, Inc. *	14,961	435,664
Valmont Industries, Inc.	1,865	464,031
Vertiv Holdings Co.	28,740	360,112
Virgin Galactic Holdings, Inc. *(a)	15,924	119,271
W.W. Grainger, Inc.	4,110	2,055,123
Watsco, Inc.	2,922	779,531
Westinghouse Air Brake Technologies Corp.	16,034	1,441,617
Woodward, Inc.	5,516	609,408
Xylem, Inc.	16,013	1,289,047
		82,474,125

Commercial & Professional Services 3.1%
Booz Allen Hamilton Holding Corp.	11,744	958,663
CACI International, Inc., Class A *	2,079	551,559
Cintas Corp.	7,815	3,104,587
Clarivate plc *	41,620	652,602
Clean Harbors, Inc. *	4,528	475,123
Copart, Inc. *	18,702	2,125,482
CoStar Group, Inc. *	35,044	2,229,499
Driven Brands Holdings, Inc. *	4,765	132,896
Dun & Bradstreet Holdings, Inc. *	14,359	226,729
Equifax, Inc.	10,839	2,205,953
FTI Consulting, Inc. *	2,999	472,972
IAA, Inc. *	12,061	442,036
Jacobs Engineering Group, Inc.	11,560	1,601,638
LegalZoom.com, Inc. *	8,467	121,501
Leidos Holdings, Inc.	12,626	1,306,917
ManpowerGroup, Inc.	4,857	438,101
MSA Safety, Inc.	3,278	395,622
Nielsen Holdings plc	31,968	857,062
Republic Services, Inc.	18,797	2,523,873
Robert Half International, Inc.	9,699	953,509
Rollins, Inc.	20,267	679,755
Science Applications International Corp.	5,085	423,225
Stericycle, Inc. *	8,179	410,504
TransUnion	17,122	1,498,517
Verisk Analytics, Inc.	14,200	2,897,510
		27,685,835

Consumer Durables & Apparel 2.8%
Brunswick Corp.	6,882	520,348
Capri Holdings Ltd. *	12,907	615,664
Carter's, Inc.	3,701	311,772
Columbia Sportswear Co.	3,506	288,053
D.R. Horton, Inc.	29,386	2,044,972
Deckers Outdoor Corp. *	2,412	640,989
Garmin Ltd.	13,542	1,486,099
Hanesbrands, Inc.	31,026	411,405
Hasbro, Inc.	11,440	1,007,406
Leggett & Platt, Inc.	11,889	423,605
Lennar Corp., Class A	23,014	1,760,341
Lennar Corp., Class B	1,400	91,280
SECURITY	NUMBER OF SHARES	VALUE ($)
Lululemon Athletica, Inc. *	10,204	3,618,644
Mattel, Inc. *	31,185	758,107
Mohawk Industries, Inc. *	4,915	693,310
Newell Brands, Inc.	34,015	787,447
NVR, Inc. *	280	1,225,339
Peloton Interactive, Inc., Class A *	26,629	467,605
Polaris, Inc.	5,104	484,574
PulteGroup, Inc.	22,154	925,151
PVH Corp.	6,233	453,638
Ralph Lauren Corp.	4,060	423,620
Skechers U.S.A., Inc., Class A *	11,779	451,136
Tapestry, Inc.	23,629	777,867
Tempur Sealy International, Inc.	15,908	431,266
Toll Brothers, Inc.	9,753	452,247
TopBuild Corp. *	2,950	534,363
Under Armour, Inc., Class A *	16,814	258,263
Under Armour, Inc., Class C *	18,315	259,890
VF Corp.	28,967	1,506,284
Whirlpool Corp.	5,130	931,198
YETI Holdings, Inc. *	7,652	373,953
		25,415,836

Consumer Services 3.9%
ADT, Inc.	14,299	97,948
Aramark	20,718	751,028
Boyd Gaming Corp.	7,340	444,657
Bright Horizons Family Solutions, Inc. *	5,374	613,926
Caesars Entertainment, Inc. *	18,240	1,208,947
Carnival Corp. *	77,202	1,335,595
Chegg, Inc. *	12,091	299,131
Chipotle Mexican Grill, Inc. *	2,511	3,655,037
Choice Hotels International, Inc.	3,114	437,392
Churchill Downs, Inc.	3,297	669,093
Darden Restaurants, Inc.	11,355	1,495,794
Domino’s Pizza, Inc.	3,243	1,096,134
DraftKings, Inc., Class A *	27,506	376,282
Expedia Group, Inc. *	12,971	2,266,682
Frontdoor, Inc. *	7,626	235,720
Grand Canyon Education, Inc. *	3,545	340,214
H&R Block, Inc.	14,724	383,855
Hilton Worldwide Holdings, Inc. *	24,512	3,806,468
Hyatt Hotels Corp., Class A *	4,422	419,913
Marriott Vacations Worldwide Corp.	3,723	555,956
MGM Resorts International	33,769	1,385,880
Mister Car Wash, Inc. *	6,866	98,870
Norwegian Cruise Line Holdings Ltd. *	33,027	661,531
Penn National Gaming, Inc. *	14,725	538,493
Planet Fitness, Inc., Class A *	7,449	596,143
Royal Caribbean Cruises Ltd. *	19,605	1,523,897
Service Corp. International	14,347	941,307
Six Flags Entertainment Corp. *	6,903	264,178
Terminix Global Holdings, Inc. *	10,838	497,356
The Wendy's Co.	15,931	314,797
Travel & Leisure Co.	7,578	420,427
Vail Resorts, Inc.	3,570	907,351
Wyndham Hotels & Resorts, Inc.	8,199	721,184
Wynn Resorts Ltd. *	9,450	666,036
Yum China Holdings, Inc.	38,324	1,601,943
Yum! Brands, Inc.	25,891	3,029,506
		34,658,671

Diversified Financials 4.8%
Affiliated Managers Group, Inc.	3,624	455,066
AGNC Investment Corp.	46,873	514,666
Ally Financial, Inc.	30,206	1,207,032
Ameriprise Financial, Inc.	10,007	2,656,758

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Annaly Capital Management, Inc.	126,312	810,923
Apollo Global Management, Inc.	32,991	1,641,632
Ares Management Corp., Class A	12,701	841,060
Cboe Global Markets, Inc.	9,511	1,074,553
Credit Acceptance Corp. *	703	360,287
Discover Financial Services	25,749	2,895,732
Equitable Holdings, Inc.	31,334	903,359
Evercore, Inc., Class A	3,406	360,184
FactSet Research Systems, Inc.	3,391	1,368,235
Franklin Resources, Inc.	25,860	635,897
Interactive Brokers Group, Inc., Class A	7,180	427,641
Invesco Ltd.	29,825	548,183
Janus Henderson Group plc	15,119	460,827
Jefferies Financial Group, Inc.	19,156	589,239
KKR & Co., Inc.	49,769	2,536,726
Lazard Ltd., Class A	8,947	293,193
LPL Financial Holdings, Inc.	7,120	1,337,634
MarketAxess Holdings, Inc.	3,341	880,721
Morningstar, Inc.	2,092	529,757
MSCI, Inc.	7,074	2,979,922
Nasdaq, Inc.	10,407	1,637,750
New Residential Investment Corp.	38,694	402,418
Northern Trust Corp.	18,365	1,892,513
OneMain Holdings, Inc.	9,776	449,012
Raymond James Financial, Inc.	16,517	1,609,747
SEI Investments Co.	9,554	532,349
SLM Corp.	24,886	416,343
Starwood Property Trust, Inc.	25,902	592,638
State Street Corp.	32,654	2,186,838
Stifel Financial Corp.	9,123	564,258
Synchrony Financial	46,525	1,712,585
T. Rowe Price Group, Inc.	20,365	2,505,710
The Carlyle Group, Inc.	14,515	526,749
Tradeweb Markets, Inc., Class A	9,385	668,118
Upstart Holdings, Inc. *(a)	4,298	322,436
Virtu Financial, Inc., Class A	7,852	226,766
Voya Financial, Inc.	9,861	622,624
		43,178,081

Energy 6.0%
Antero Midstream Corp.	29,898	307,053
APA Corp.	32,423	1,327,073
Baker Hughes Co.	65,938	2,045,397
Cheniere Energy, Inc.	20,955	2,845,899
Continental Resources, Inc.	5,816	323,195
Coterra Energy, Inc.	71,209	2,050,107
Devon Energy Corp.	60,316	3,508,582
Diamondback Energy, Inc.	16,157	2,039,498
DTE Midstream LLC *	8,631	463,916
EQT Corp.	27,228	1,082,313
Halliburton Co.	79,278	2,823,882
Hess Corp.	24,811	2,557,270
HF Sinclair Corp. *	13,381	508,746
Marathon Oil Corp.	69,271	1,726,233
Marathon Petroleum Corp.	55,021	4,801,133
New Fortress Energy, Inc.	2,357	91,404
NOV, Inc.	34,841	631,667
Occidental Petroleum Corp.	75,612	4,165,465
ONEOK, Inc.	39,688	2,513,441
Phillips 66	41,804	3,626,915
Pioneer Natural Resources Co.	19,311	4,489,228
Targa Resources Corp.	20,153	1,479,432
Texas Pacific Land Corp.	526	718,832
The Williams Cos., Inc.	108,769	3,729,689
Valero Energy Corp.	36,532	4,072,587
		53,928,957

SECURITY	NUMBER OF SHARES	VALUE ($)
Food & Staples Retailing 0.6%
Albertsons Cos., Inc., Class A	14,529	454,467
Casey's General Stores, Inc.	3,295	663,283
Grocery Outlet Holding Corp. *	7,837	263,872
The Kroger Co.	65,408	3,529,416
U.S. Foods Holding Corp. *	19,751	743,033
		5,654,071

Food, Beverage & Tobacco 3.0%
Archer-Daniels-Midland Co.	49,818	4,461,700
Beyond Meat, Inc. *(a)	5,140	189,563
Brown-Forman Corp., Class A	4,039	252,114
Brown-Forman Corp., Class B	16,434	1,108,309
Bunge Ltd.	12,289	1,390,132
Campbell Soup Co.	17,448	823,895
Conagra Brands, Inc.	41,902	1,463,637
Darling Ingredients, Inc. *	14,451	1,060,559
Flowers Foods, Inc.	16,757	444,396
Freshpet, Inc. *	3,650	340,727
Hormel Foods Corp.	25,297	1,325,310
Ingredion, Inc.	5,994	510,149
Kellogg Co.	22,515	1,542,277
Lamb Weston Holdings, Inc.	13,055	862,935
McCormick & Co., Inc. - Non Voting Shares	22,319	2,244,622
Molson Coors Beverage Co., Class B	15,963	864,237
Pilgrim's Pride Corp. *	4,304	122,018
Post Holdings, Inc. *	5,126	381,323
Seaboard Corp.	23	97,175
The Boston Beer Co., Inc., Class A *	834	312,750
The Hain Celestial Group, Inc. *	7,896	264,832
The Hershey Co.	13,089	2,955,104
The JM Smucker Co.	9,383	1,284,814
Tyson Foods, Inc., Class A	25,693	2,393,560
		26,696,138

Health Care Equipment & Services 5.6%
ABIOMED, Inc. *	3,964	1,136,003
Acadia Healthcare Co., Inc. *	7,907	536,727
agilon health, Inc. *	14,927	265,253
Amedisys, Inc. *	2,867	365,973
AmerisourceBergen Corp.	13,284	2,009,736
Cardinal Health, Inc.	24,811	1,440,279
Cerner Corp.	26,152	2,448,873
Certara, Inc. *	10,127	185,830
Change Healthcare, Inc. *	22,378	527,226
Chemed Corp.	1,346	661,411
DaVita, Inc. *	5,682	615,758
Definitive Healthcare Corp. *	1,764	41,719
Dentsply Sirona, Inc.	19,435	777,206
DexCom, Inc. *	8,625	3,524,002
Encompass Health Corp.	8,728	600,748
Enovis Corp. *	4,110	266,616
Envista Holdings Corp. *	14,384	569,894
Figs, Inc., Class A *	6,807	106,598
Globus Medical, Inc., Class A *	7,006	463,937
Guardant Health, Inc. *	8,031	495,513
Henry Schein, Inc. *	12,415	1,006,856
Hologic, Inc. *	22,132	1,593,283
ICU Medical, Inc. *	1,780	380,902
IDEXX Laboratories, Inc. *	7,571	3,259,164
Insulet Corp. *	5,914	1,413,387
Integra LifeSciences Holdings Corp. *	6,462	395,216
Laboratory Corp. of America Holdings *	8,331	2,001,773
Masimo Corp. *	4,474	505,428
McKesson Corp.	13,426	4,156,824

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Molina Healthcare, Inc. *	5,158	1,616,775
Novocure Ltd. *	9,155	701,090
Oak Street Health, Inc. *	8,801	159,210
Penumbra, Inc. *	3,093	533,728
Premier, Inc., Class A	10,592	383,536
Quest Diagnostics, Inc.	10,906	1,459,659
Quidel Corp. *	3,288	330,839
ResMed, Inc.	12,872	2,574,014
Signify Health, Inc., Class A *	5,707	78,757
STERIS plc	7,632	1,709,950
Tandem Diabetes Care, Inc. *	5,536	534,113
Teladoc Health, Inc. *	13,516	456,300
Teleflex, Inc.	4,181	1,194,177
The Cooper Cos., Inc.	4,329	1,562,942
Universal Health Services, Inc., Class B	6,357	778,923
Veeva Systems, Inc., Class A *	12,397	2,255,634
Zimmer Biomet Holdings, Inc.	18,676	2,255,127
Zimvie, Inc. *	1,884	42,390
		50,379,299

Household & Personal Products 0.5%
Church & Dwight Co., Inc.	21,660	2,113,149
Coty, Inc., Class A *	31,315	253,965
Herbalife Nutrition Ltd. *	9,098	241,825
Olaplex Holdings, Inc. *	7,285	107,089
Reynolds Consumer Products, Inc.	4,820	142,624
Spectrum Brands Holdings, Inc.	3,581	304,636
The Clorox Co.	10,992	1,577,022
		4,740,310

Insurance 4.1%
Aflac, Inc.	57,650	3,302,192
Alleghany Corp. *	1,188	993,762
American Financial Group, Inc.	6,064	839,743
Arch Capital Group Ltd. *	33,254	1,518,710
Arthur J. Gallagher & Co.	18,326	3,087,748
Assurant, Inc.	5,081	924,132
Assured Guaranty Ltd.	6,022	332,113
Axis Capital Holdings Ltd.	6,924	396,953
Brighthouse Financial, Inc. *	6,927	355,771
Brown & Brown, Inc.	20,969	1,299,659
Cincinnati Financial Corp.	13,400	1,643,644
CNA Financial Corp.	2,487	117,983
Erie Indemnity Co., Class A	2,244	359,668
Everest Re Group Ltd.	3,476	954,892
Fidelity National Financial, Inc.	24,395	971,409
First American Financial Corp.	9,521	555,169
Globe Life, Inc.	8,955	878,306
GoHealth, Inc., Class A *	3,811	2,848
Kemper Corp.	5,376	248,156
Lemonade, Inc. *(a)	3,401	70,945
Lincoln National Corp.	16,084	967,453
Loews Corp.	18,703	1,175,297
Markel Corp. *	1,209	1,636,116
Mercury General Corp.	2,394	120,729
Old Republic International Corp.	25,030	550,910
Primerica, Inc.	3,504	453,978
Principal Financial Group, Inc.	23,082	1,572,807
Prudential Financial, Inc.	33,852	3,673,281
Reinsurance Group of America, Inc.	5,994	643,276
RenaissanceRe Holdings Ltd.	3,892	558,580
The Hanover Insurance Group, Inc.	3,193	468,796
The Hartford Financial Services Group, Inc.	29,920	2,092,306
Unum Group	18,221	556,105
W.R. Berkley Corp.	18,520	1,231,395
White Mountains Insurance Group Ltd.	263	275,629
SECURITY	NUMBER OF SHARES	VALUE ($)
Willis Towers Watson plc	11,101	2,385,161
		37,215,622

Materials 6.3%
Albemarle Corp.	10,399	2,005,239
Alcoa Corp.	16,467	1,116,463
Amcor plc	135,325	1,604,954
AptarGroup, Inc.	5,873	674,397
Ardagh Metal Packaging S.A. *	9,857	70,280
Ashland Global Holdings, Inc.	4,606	483,492
Avery Dennison Corp.	7,403	1,336,982
Axalta Coating Systems Ltd. *	18,227	462,419
Ball Corp.	28,376	2,302,996
Berry Global Group, Inc. *	12,077	680,539
Celanese Corp.	9,742	1,431,489
CF Industries Holdings, Inc.	19,126	1,851,971
Cleveland-Cliffs, Inc. *	39,923	1,017,637
Corteva, Inc.	65,305	3,767,445
Crown Holdings, Inc.	10,997	1,210,110
Diversey Holdings Ltd. *	6,696	51,827
Eagle Materials, Inc.	3,459	426,564
Eastman Chemical Co.	11,978	1,229,781
Element Solutions, Inc.	20,694	426,710
FMC Corp.	11,335	1,502,341
Graphic Packaging Holding Co.	25,241	550,254
Huntsman Corp.	18,543	628,051
International Flavors & Fragrances, Inc.	22,794	2,764,912
International Paper Co.	34,610	1,601,751
Louisiana-Pacific Corp.	7,846	506,224
LyondellBasell Industries N.V., Class A	23,242	2,464,349
Martin Marietta Materials, Inc.	5,563	1,970,526
NewMarket Corp.	565	183,405
Nucor Corp.	24,369	3,771,834
Olin Corp.	12,664	726,914
Packaging Corp. of America	8,384	1,351,249
PPG Industries, Inc.	21,180	2,710,828
Reliance Steel & Aluminum Co.	5,571	1,104,451
Royal Gold, Inc.	5,860	764,613
RPM International, Inc.	11,419	946,635
Sealed Air Corp.	13,237	849,948
Silgan Holdings, Inc.	7,488	332,242
Sonoco Products Co.	8,770	542,951
Steel Dynamics, Inc.	16,860	1,445,745
Sylvamo Corp. *	3,157	140,960
The Chemours Co.	14,230	470,586
The Mosaic Co.	33,197	2,072,157
The Scotts Miracle-Gro Co.	3,671	381,527
United States Steel Corp.	23,136	705,417
Valvoline, Inc.	16,196	489,605
Vulcan Materials Co.	11,828	2,037,846
Westlake Corp.	2,965	375,221
WestRock Co.	23,257	1,151,919
		56,695,756

Media & Entertainment 3.4%
Altice USA, Inc., Class A *	18,709	173,619
Cable One, Inc.	483	563,275
DISH Network Corp., Class A *	22,219	633,464
Fox Corp., Class A	27,851	998,180
Fox Corp., Class B	13,268	441,028
IAC/InterActiveCorp. *	6,837	566,651
Liberty Broadband Corp., Class A *	2,082	224,148
Liberty Broadband Corp., Class C *	12,629	1,412,175
Liberty Media Corp. - Liberty Formula One, Class A *	2,144	123,108

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Media Corp. - Liberty Formula One, Class C *	17,728	1,104,986
Liberty Media Corp. - Liberty SiriusXM, Class A *	8,311	347,649
Liberty Media Corp. - Liberty SiriusXM, Class C *	14,293	598,591
Live Nation Entertainment, Inc. *	12,337	1,293,904
Loyalty Ventures, Inc. *	1,729	22,114
Madison Square Garden Sports Corp. *	1,688	273,642
Match Group, Inc. *	25,282	2,001,070
News Corp., Class A	34,965	694,405
News Corp., Class B	10,727	213,575
Nexstar Media Group, Inc., Class A	3,521	557,797
Omnicom Group, Inc.	18,520	1,409,928
Paramount Global, Class A	697	21,990
Paramount Global, Class B	52,194	1,519,889
Pinterest, Inc., Class A *	50,892	1,044,304
Playtika Holding Corp. *	9,274	163,037
Roku, Inc. *	10,534	978,609
Sirius XM Holdings, Inc. (a)	77,788	466,728
Skillz, Inc. *	27,395	56,160
Spotify Technology S.A. *	12,350	1,255,377
Take-Two Interactive Software, Inc. *	10,224	1,221,870
The Interpublic Group of Cos., Inc.	35,060	1,143,657
The New York Times Co., Class A	14,758	565,527
TripAdvisor, Inc. *	8,846	227,077
Twitter, Inc. *	69,791	3,421,155
Vimeo, Inc. *	12,911	131,563
Warner Bros Discovery, Inc. *	197,702	3,588,291
World Wrestling Entertainment, Inc., Class A	3,860	225,385
Zynga, Inc., Class A *	91,910	760,096
		30,444,024

Pharmaceuticals, Biotechnology & Life Sciences 4.9%
10X Genomics, Inc., Class A *	7,560	361,066
Adaptive Biotechnologies Corp. *	9,834	81,131
Agilent Technologies, Inc.	26,834	3,200,491
Alnylam Pharmaceuticals, Inc. *	10,728	1,431,437
Avantor, Inc. *	53,859	1,717,025
Azenta, Inc.	6,546	490,688
BioMarin Pharmaceutical, Inc. *	16,314	1,327,144
Bio-Rad Laboratories, Inc., Class A *	1,897	971,378
Bio-Techne Corp.	3,498	1,328,156
Bruker Corp.	9,148	525,919
Catalent, Inc. *	15,217	1,378,052
Charles River Laboratories International, Inc. *	4,456	1,076,169
CureVac N.V. *(a)	4,735	80,921
Elanco Animal Health, Inc. *	39,811	1,007,616
Exact Sciences Corp. *	15,459	851,018
Exelixis, Inc. *	27,677	618,304
Horizon Therapeutics plc *	19,524	1,924,285
Incyte Corp. *	16,522	1,238,489
Ionis Pharmaceuticals, Inc. *	12,540	460,970
Iovance Biotherapeutics, Inc. *	13,387	202,813
IQVIA Holdings, Inc. *	17,063	3,719,563
Jazz Pharmaceuticals plc *	5,358	858,459
Maravai LifeSciences Holdings, Inc., Class A *	9,814	301,584
Mettler-Toledo International, Inc. *	2,028	2,590,831
Mirati Therapeutics, Inc. *	3,750	231,712
Natera, Inc. *	7,468	262,276
Nektar Therapeutics *	16,001	66,084
Neurocrine Biosciences, Inc. *	8,364	753,011
Novavax, Inc. *	6,741	303,817
SECURITY	NUMBER OF SHARES	VALUE ($)
Organon & Co.	22,685	733,406
PerkinElmer, Inc.	11,281	1,653,907
Perrigo Co., plc	11,942	409,611
QIAGEN N.V. *	20,297	920,875
Repligen Corp. *	4,894	769,533
Royalty Pharma plc, Class A	29,085	1,238,439
Sage Therapeutics, Inc. *	4,612	145,370
Sarepta Therapeutics, Inc. *	7,448	538,639
Seagen, Inc. *	12,075	1,581,946
Sotera Health Co. *	8,947	182,340
Syneos Health, Inc. *	9,097	664,900
Ultragenyx Pharmaceutical, Inc. *	5,822	411,557
United Therapeutics Corp. *	3,946	700,652
Viatris, Inc.	108,103	1,116,704
Waters Corp. *	5,409	1,639,035
West Pharmaceutical Services, Inc.	6,574	2,071,204
		44,138,527

Real Estate 8.8%
Alexandria Real Estate Equities, Inc.	14,896	2,713,455
American Campus Communities, Inc.	12,242	791,690
American Homes 4 Rent, Class A	26,329	1,042,892
Americold Realty Trust	23,850	629,163
Apartment Income REIT Corp.	13,973	687,052
AvalonBay Communities, Inc.	12,471	2,836,903
Boston Properties, Inc.	13,964	1,642,166
Brixmor Property Group, Inc.	26,470	671,809
Camden Property Trust	8,841	1,387,065
CBRE Group, Inc., Class A *	29,873	2,480,654
Cousins Properties, Inc.	13,251	475,711
CubeSmart	19,494	926,160
Douglas Emmett, Inc.	14,875	438,218
Duke Realty Corp.	34,005	1,861,774
EPR Properties	6,617	347,525
Equity LifeStyle Properties, Inc.	15,824	1,222,879
Equity Residential	32,972	2,687,218
Essex Property Trust, Inc.	5,797	1,908,778
Extra Space Storage, Inc.	11,731	2,228,890
Federal Realty Investment Trust	6,977	816,728
First Industrial Realty Trust, Inc.	11,503	667,174
Gaming & Leisure Properties, Inc.	20,838	924,790
Healthcare Trust of America, Inc., Class A	19,455	592,599
Healthpeak Properties, Inc.	48,219	1,582,065
Highwoods Properties, Inc.	9,187	375,197
Host Hotels & Resorts, Inc.	63,233	1,286,792
Hudson Pacific Properties, Inc.	13,252	308,507
Invitation Homes, Inc.	53,387	2,125,870
Iron Mountain, Inc.	25,624	1,376,778
JBG SMITH Properties	10,925	287,983
Jones Lang LaSalle, Inc. *	4,517	988,003
Kilroy Realty Corp.	10,380	726,600
Kimco Realty Corp.	51,957	1,316,071
Lamar Advertising Co., Class A	7,706	850,819
Life Storage, Inc.	7,286	965,322
Medical Properties Trust, Inc.	52,851	971,930
Mid-America Apartment Communities, Inc.	10,320	2,029,738
National Retail Properties, Inc.	15,618	684,693
Omega Healthcare Investors, Inc.	21,338	543,692
Opendoor Technologies, Inc. *	40,764	284,940
Orion Office REIT, Inc.	5,099	68,429
Park Hotels & Resorts, Inc.	20,992	413,752
Rayonier, Inc.	12,710	549,072
Realty Income Corp.	50,602	3,509,755
Regency Centers Corp.	15,102	1,039,471
Rexford Industrial Realty, Inc.	14,371	1,121,513
SBA Communications Corp.	9,691	3,363,843
Simon Property Group, Inc.	29,182	3,443,476

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SL Green Realty Corp.	6,051	418,850
Spirit Realty Capital, Inc.	11,384	494,635
STORE Capital Corp.	21,843	620,996
Sun Communities, Inc.	10,246	1,798,890
The Howard Hughes Corp. *	3,710	372,076
UDR, Inc.	28,311	1,506,428
Ventas, Inc.	35,646	1,980,135
VICI Properties, Inc.	75,298	2,244,633
Vornado Realty Trust	15,690	607,360
Welltower, Inc.	38,960	3,537,958
Weyerhaeuser Co.	67,032	2,763,059
WP Carey, Inc.	16,903	1,365,255
Zillow Group, Inc., Class A *	5,312	205,309
Zillow Group, Inc., Class C *	14,895	593,119
		78,704,307

Retailing 4.0%
Advance Auto Parts, Inc.	5,573	1,112,538
AutoNation, Inc. *	3,696	428,403
AutoZone, Inc. *	1,844	3,605,887
Bath & Body Works, Inc.	21,237	1,123,225
Best Buy Co., Inc.	21,488	1,932,416
Burlington Stores, Inc. *	5,934	1,207,925
CarMax, Inc. *	14,586	1,251,187
Carvana Co. *	7,778	450,813
Dick's Sporting Goods, Inc.	5,395	520,186
Dollar Tree, Inc. *	19,918	3,235,679
DoorDash, Inc., Class A *	13,107	1,067,303
Etsy, Inc. *	11,329	1,055,749
Five Below, Inc. *	4,927	774,032
Floor & Decor Holdings, Inc., Class A *	9,101	725,532
Foot Locker, Inc.	7,826	229,380
GameStop Corp., Class A *(a)	5,743	718,277
Genuine Parts Co.	12,458	1,620,163
Kohl's Corp.	12,352	714,934
Leslie's, Inc. *	14,166	277,654
Lithia Motors, Inc.	2,630	744,632
LKQ Corp.	24,329	1,207,448
Nordstrom, Inc.	9,902	254,481
Ollie's Bargain Outlet Holdings, Inc. *	5,637	270,858
O'Reilly Automotive, Inc. *	5,960	3,615,038
Penske Automotive Group, Inc.	2,760	289,303
Petco Health & Wellness Co., Inc. *	4,920	94,759
Pool Corp.	3,482	1,410,976
Qurate Retail, Inc., Class A	32,241	135,735
RH *	1,564	525,692
The Gap, Inc.	18,041	224,069
Tractor Supply Co.	10,156	2,045,926
Ulta Beauty, Inc. *	4,702	1,865,753
Victoria's Secret & Co. *	6,681	314,809
Vroom, Inc. *	10,660	16,630
Wayfair, Inc., Class A *	6,813	524,192
Williams-Sonoma, Inc.	6,490	846,815
		36,438,399

Semiconductors & Semiconductor Equipment 2.5%
Allegro MicroSystems, Inc. *	3,581	87,054
Cirrus Logic, Inc. *	5,089	385,746
Enphase Energy, Inc. *	11,644	1,879,342
Entegris, Inc.	12,041	1,341,247
First Solar, Inc. *	9,479	692,251
GLOBALFOUNDRIES, Inc. *(a)	4,688	245,136
Marvell Technology, Inc.	75,458	4,382,601
Microchip Technology, Inc.	48,748	3,178,370
MKS Instruments, Inc.	4,944	563,517
Monolithic Power Systems, Inc.	4,055	1,590,533
SECURITY	NUMBER OF SHARES	VALUE ($)
ON Semiconductor Corp. *	37,873	1,973,562
Qorvo, Inc. *	9,676	1,100,935
Skyworks Solutions, Inc.	14,754	1,671,628
Teradyne, Inc.	14,574	1,536,974
Universal Display Corp.	3,870	494,315
Wolfspeed, Inc. *	10,314	945,897
		22,069,108

Software & Services 10.1%
Akamai Technologies, Inc. *	14,379	1,614,474
Alteryx, Inc., Class A *	5,257	337,499
Amdocs Ltd.	10,995	876,192
Anaplan, Inc. *	12,825	833,497
ANSYS, Inc. *	7,792	2,148,177
Aspen Technology, Inc. *	5,976	947,435
Avalara, Inc. *	7,660	582,696
Bentley Systems, Inc., Class B	12,340	523,093
Bill.com Holdings, Inc. *	8,353	1,425,941
Black Knight, Inc. *	13,593	894,283
Bread Financial Holdings, Inc.	4,467	244,792
Broadridge Financial Solutions, Inc.	10,344	1,490,881
C3.ai, Inc., Class A *	5,411	91,933
Cadence Design Systems, Inc. *	24,588	3,709,100
CDK Global, Inc.	10,452	568,693
Ceridian HCM Holding, Inc. *	11,714	657,507
Citrix Systems, Inc.	11,077	1,108,808
Cloudflare, Inc., Class A *	23,435	2,018,691
Concentrix Corp.	3,767	593,227
Coupa Software, Inc. *	6,659	574,672
Crowdstrike Holdings, Inc., Class A *	17,836	3,545,083
Datadog, Inc., Class A *	22,757	2,748,590
Datto Holding Corp. *	2,127	73,807
DocuSign, Inc. *	17,255	1,397,655
Dolby Laboratories, Inc., Class A	5,742	444,833
DoubleVerify Holdings, Inc. *	5,184	112,752
Dropbox, Inc., Class A *	26,564	577,767
Duck Creek Technologies, Inc. *	6,865	109,359
DXC Technology Co. *	21,792	625,430
Dynatrace, Inc. *	17,795	682,616
Elastic N.V. *	6,701	510,214
EPAM Systems, Inc. *	4,814	1,275,662
Euronet Worldwide, Inc. *	4,528	550,831
Everbridge, Inc. *	3,513	151,410
Fair Isaac Corp. *	2,278	850,856
Fastly, Inc., Class A *	9,391	149,317
Five9, Inc. *	6,034	664,343
FleetCor Technologies, Inc. *	7,104	1,772,590
Fortinet, Inc. *	11,981	3,462,629
Gartner, Inc. *	7,156	2,079,176
Genpact Ltd.	16,377	659,502
Globant S.A. *	3,615	780,804
GoDaddy, Inc., Class A *	15,015	1,213,362
Guidewire Software, Inc. *	7,502	652,224
HubSpot, Inc. *	4,031	1,529,482
Informatica, Inc., Class A *	3,038	59,119
Jack Henry & Associates, Inc.	6,475	1,227,531
Jamf Holding Corp. *	4,747	146,208
Mandiant, Inc. *	20,960	460,701
Manhattan Associates, Inc. *	5,660	738,913
MongoDB, Inc. *	5,679	2,015,647
N-Able, Inc. *	3,633	36,330
nCino, Inc. *	4,988	187,000
NCR Corp. *	11,397	399,237
New Relic, Inc. *	4,710	298,002
NortonLifeLock, Inc.	49,162	1,231,016
Nutanix, Inc., Class A *	19,136	478,974
Okta, Inc. *	11,276	1,345,340

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Palantir Technologies, Inc., Class A *	148,495	1,544,348
Palo Alto Networks, Inc. *	8,651	4,855,633
Paychex, Inc.	28,816	3,651,852
Paycom Software, Inc. *	4,372	1,230,587
Paycor HCM, Inc. *	4,188	103,150
Paylocity Holding Corp. *	3,555	674,135
Paysafe Ltd *	31,989	88,929
Pegasystems, Inc.	3,651	279,630
Procore Technologies, Inc. *	5,322	295,211
PTC, Inc. *	9,427	1,076,658
RingCentral, Inc., Class A *	7,309	620,169
Sabre Corp. *	28,751	301,023
Shift4 Payments, Inc., Class A *	3,850	201,971
Smartsheet, Inc., Class A *	10,866	525,154
SolarWinds Corp.	3,055	37,790
Splunk, Inc. *	14,197	1,732,318
SS&C Technologies Holdings, Inc.	20,046	1,296,174
StoneCo Ltd., Class A *	19,847	186,959
Switch, Inc., Class A	10,255	306,214
Synopsys, Inc. *	13,575	3,893,174
Teradata Corp. *	9,638	398,531
The Trade Desk, Inc., Class A *	38,848	2,288,924
The Western Union Co.	35,131	588,796
Thoughtworks Holding, Inc. *	3,675	68,024
Tyler Technologies, Inc. *	3,601	1,421,351
Unity Software, Inc. *	13,477	895,008
VeriSign, Inc. *	8,700	1,554,603
WEX, Inc. *	3,994	663,963
Wix.com Ltd. *	4,768	359,793
Zendesk, Inc. *	10,782	1,315,835
Zscaler, Inc. *	7,056	1,430,533
		90,372,343

Technology Hardware & Equipment 4.4%
Amphenol Corp., Class A	52,247	3,735,661
Arista Networks, Inc. *	21,547	2,490,187
Arrow Electronics, Inc. *	6,022	709,753
Avnet, Inc.	8,867	387,133
CDW Corp.	12,119	1,977,578
Ciena Corp. *	13,788	760,684
Cognex Corp.	15,292	1,034,198
Coherent, Inc. *	2,185	585,362
CommScope Holding Co., Inc. *	17,811	107,400
Corning, Inc.	68,080	2,395,735
F5, Inc. *	5,387	901,838
Hewlett Packard Enterprise Co.	116,284	1,791,936
HP, Inc.	96,927	3,550,436
IPG Photonics Corp. *	3,237	305,832
Jabil, Inc.	12,503	721,798
Juniper Networks, Inc.	28,570	900,526
Keysight Technologies, Inc. *	16,298	2,286,120
Littelfuse, Inc.	2,141	490,824
Lumentum Holdings, Inc. *	6,484	526,566
Motorola Solutions, Inc.	14,868	3,177,143
National Instruments Corp.	11,858	428,548
NetApp, Inc.	19,904	1,457,968
Pure Storage, Inc., Class A *	24,399	714,891
TD SYNNEX Corp.	3,721	372,435
Teledyne Technologies, Inc. *	4,110	1,773,671
Trimble, Inc. *	22,400	1,494,080
Ubiquiti, Inc.	575	162,294
ViaSat, Inc. *	6,313	232,382
Vontier Corp.	15,118	387,323
Western Digital Corp. *	27,916	1,481,502
Xerox Holdings Corp.	11,396	198,290
SECURITY	NUMBER OF SHARES	VALUE ($)
Zebra Technologies Corp., Class A *	4,762	1,760,321
		39,300,415

Telecommunication Services 0.1%
Lumen Technologies, Inc.	91,217	917,643

Transportation 2.2%
Alaska Air Group, Inc. *	11,027	599,758
AMERCO	800	428,384
American Airlines Group, Inc. *	57,102	1,071,805
C.H. Robinson Worldwide, Inc.	11,542	1,225,183
Copa Holdings S.A., Class A *	2,834	213,599
Delta Air Lines, Inc. *	57,163	2,459,724
Expeditors International of Washington, Inc.	15,052	1,491,202
GXO Logistics, Inc. *	8,658	512,467
JB Hunt Transport Services, Inc.	7,520	1,284,792
JetBlue Airways Corp. *	28,289	311,462
Kirby Corp. *	5,328	347,386
Knight-Swift Transportation Holdings, Inc.	14,379	688,610
Landstar System, Inc.	3,419	529,603
Lyft, Inc., Class A *	26,318	857,967
Old Dominion Freight Line, Inc.	9,145	2,561,697
Ryder System, Inc.	4,668	326,293
Schneider National, Inc., Class B	4,635	109,525
Southwest Airlines Co. *	52,845	2,468,918
TuSimple Holdings, Inc., Class A *	11,748	121,827
United Airlines Holdings, Inc. *	28,914	1,460,157
XPO Logistics, Inc. *	8,658	465,714
		19,536,073

Utilities 5.5%
Alliant Energy Corp.	22,380	1,316,168
Ameren Corp.	22,769	2,115,240
American Water Works Co., Inc.	16,244	2,502,876
Atmos Energy Corp.	11,991	1,359,779
Avangrid, Inc.	5,127	227,382
Brookfield Renewable Corp., Class A	11,422	410,050
CenterPoint Energy, Inc.	53,086	1,624,962
CMS Energy Corp.	25,856	1,776,049
Consolidated Edison, Inc.	31,675	2,937,540
DTE Energy Co.	17,262	2,262,012
Edison International	33,362	2,294,972
Entergy Corp.	17,929	2,130,862
Essential Utilities, Inc.	20,619	922,906
Evergy, Inc.	20,455	1,387,872
Eversource Energy	30,710	2,684,054
FirstEnergy Corp.	48,667	2,107,768
Hawaiian Electric Industries, Inc.	9,427	387,544
IDACORP, Inc.	4,501	473,415
National Fuel Gas Co.	7,803	547,224
NiSource, Inc.	35,030	1,020,074
NRG Energy, Inc.	21,760	781,184
OGE Energy Corp.	17,849	690,399
PG&E Corp. *	177,946	2,251,017
Pinnacle West Capital Corp.	10,079	717,625
PPL Corp.	67,266	1,904,300
Public Service Enterprise Group, Inc.	45,123	3,143,268
The AES Corp.	59,084	1,206,495
UGI Corp.	18,599	637,946
Vistra Corp.	42,836	1,071,757
WEC Energy Group, Inc.	28,235	2,824,912

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Xcel Energy, Inc.	48,174	3,529,227
		49,246,879
Total Common Stocks (Cost $774,256,107)		896,601,367

INVESTMENT COMPANIES 0.0% OF NET ASSETS

Equity Funds 0.0%
iShares Russell Mid-Cap ETF	5,500	395,945
Total Investment Companies (Cost $397,141)		395,945

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (b)	1,157,569	1,157,569
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (b)(c)	1,641,845	1,641,845
		2,799,414
Total Short-Term Investments (Cost $2,799,414)		2,799,414
Total Investments in Securities (Cost $777,452,662)		899,796,726

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 06/17/22	6	1,497,060	(79,012)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,538,624.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$896,601,367	$—	$—	$896,601,367
Investment Companies[1]	395,945	—	—	395,945
Short-Term Investments[1]	2,799,414	—	—	2,799,414
Liabilities
Futures Contracts[2]	(79,012)	—	—	(79,012)
Total	$899,717,714	$—	$—	$899,717,714

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $777,452,662) including securities on loan of $1,538,624		$899,796,726
Deposit with broker for futures contracts		175,500
Receivables:
Fund shares sold		1,529,307
Dividends		364,451
Investments sold		185,630
Income from securities on loan	+	7,521
Total assets		902,059,135
Liabilities
Collateral held for securities on loan		1,641,845
Payables:
Fund shares redeemed		878,877
Investments bought		583,639
Variation margin on futures contracts		33,483
Investment adviser fees	+	32,418
Total liabilities		3,170,262
Net assets		$898,888,873
Net Assets by Source
Capital received from investors		$784,393,619
Total distributable earnings	+	114,495,254
Net assets		$898,888,873

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$898,888,873		16,424,001		$54.73

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $1,620)		$6,642,933
Securities on loan, net	+	17,939
Total investment income		6,660,872
Expenses
Investment adviser fees		182,116
Total expenses	–	182,116
Net investment income		6,478,756
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		3,462,471
Net realized losses on futures contracts	+	(287,715)
Net realized gains		3,174,756
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(132,667,047)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(79,013)
Net change in unrealized appreciation (depreciation)	+	(132,746,060)
Net realized and unrealized losses		(129,571,304)
Decrease in net assets resulting from operations		($123,092,548)

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$6,478,756	$8,467,009
Net realized gains		3,174,756	17,872,949
Net change in unrealized appreciation (depreciation)	+	(132,746,060)	208,470,779
Increase (decrease) in net assets resulting from operations		($123,092,548)	$234,810,737
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($26,457,808)	($8,319,433)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,824,144	$229,905,084	5,533,289	$322,845,672
Shares reinvested		355,335	21,909,932	134,151	7,065,741
Shares redeemed	+	(1,577,144)	(94,072,736)	(2,583,256)	(148,682,619)
Net transactions in fund shares		2,602,335	$157,742,280	3,084,184	$181,228,794
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		13,821,666	$890,696,949	10,737,482	$482,976,851
Total increase	+	2,602,335	8,191,924	3,084,184	407,720,098
End of period		16,424,001	$898,888,873	13,821,666	$890,696,949

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	11/1/21– 4/30/22*	11/1/20– 10/31/21	11/1/19– 10/31/20	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17
Per-Share Data
Net asset value at beginning of period	$24.45	$18.56	$20.48	$19.00	$21.01	$17.52
Income (loss) from investment operations:
Net investment income (loss)[1]	0.33	0.64	0.47	0.64	0.62	0.55
Net realized and unrealized gains (losses)	(3.37)	5.66	(1.75)	1.39	(2.06)	3.49
Total from investment operations	(3.04)	6.30	(1.28)	2.03	(1.44)	4.04
Less distributions:
Distributions from net investment income	(0.79)	(0.41)	(0.64)	(0.55)	(0.57)	(0.55)
Net asset value at end of period	$20.62	$24.45	$18.56	$20.48	$19.00	$21.01
Total return	(12.76%) [2]	34.24%	(6.56%)	11.27%	(7.11%)	23.76%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [3]	0.06%	0.06%	0.06%	0.06%	0.11% [4]
Net operating expenses	N/A	N/A	N/A	N/A	N/A [5]	0.10% [4]
Net investment income (loss)	2.87% [3]	2.76%	2.47%	3.32%	2.99%	2.88%
Portfolio turnover rate	2% [2]	3%	7%	5%	5%	3%
Net assets, end of period (x 1,000,000)	$8,042	$8,781	$5,937	$5,443	$4,314	$4,128

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
[5]	Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com.The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.5% OF NET ASSETS

Australia 8.1%
Ampol Ltd.	123,655	2,907,279
APA Group	620,207	4,983,438
Aristocrat Leisure Ltd.	324,648	7,532,588
ASX Ltd.	104,297	6,305,761
Aurizon Holdings Ltd.	1,015,583	2,868,124
Australia & New Zealand Banking Group Ltd.	1,504,477	28,628,975
BHP Group Ltd. (a)	1,613,966	53,931,359
BHP Group Ltd. (a)	1,089,520	36,512,468
BlueScope Steel Ltd.	265,624	3,776,003
Brambles Ltd.	761,213	5,621,038
Cochlear Ltd.	34,882	5,618,351
Coles Group Ltd.	715,958	9,413,885
Commonwealth Bank of Australia	911,388	66,242,883
Computershare Ltd.	293,357	5,171,904
Crown Resorts Ltd. *	204,980	1,855,919
CSL Ltd.	255,722	48,804,572
Dexus	573,198	4,481,588
Domino's Pizza Enterprises Ltd.	31,190	1,635,015
Endeavour Group Ltd.	720,988	3,946,728
Evolution Mining Ltd.	951,181	2,691,463
Fortescue Metals Group Ltd.	903,291	13,651,499
Goodman Group	895,297	14,901,223
IDP Education Ltd.	113,855	2,112,170
Insurance Australia Group Ltd.	1,291,373	4,123,727
James Hardie Industries plc	242,404	6,988,081
Lendlease Corp., Ltd.	373,987	3,203,706
Macquarie Group Ltd.	181,570	26,139,358
Medibank Pvt Ltd.	1,470,248	3,303,857
Mineral Resources Ltd.	91,544	3,719,728
Mirvac Group	2,094,448	3,539,806
National Australia Bank Ltd.	1,745,657	39,851,035
Newcrest Mining Ltd.	478,290	8,981,977
Northern Star Resources Ltd.	581,169	3,994,832
Orica Ltd.	210,650	2,420,542
Origin Energy Ltd.	928,445	4,440,891
Qantas Airways Ltd. *	481,743	1,866,669
QBE Insurance Group Ltd.	790,059	6,816,064
Ramsay Health Care Ltd.	97,713	5,544,941
REA Group Ltd.	27,144	2,431,774
Reece Ltd.	166,804	2,026,603
Rio Tinto Ltd.	198,322	15,688,040
Santos Ltd.	1,724,824	9,638,437
Scentre Group	2,740,944	5,710,786
SEEK Ltd.	177,472	3,477,633
Sonic Healthcare Ltd.	245,394	6,337,597
South32 Ltd.	2,467,777	8,218,527
Stockland	1,279,511	3,703,452
Suncorp Group Ltd.	679,823	5,458,292
Tabcorp Holdings Ltd.	1,182,472	4,522,028
Telstra Corp., Ltd.	2,179,536	6,186,935
The GPT Group	1,011,900	3,597,187
Transurban Group	1,643,210	16,500,475
Treasury Wine Estates Ltd.	385,712	3,051,630
SECURITY	NUMBER OF SHARES	VALUE ($)
Vicinity Centres	2,008,544	2,620,777
Washington H Soul Pattinson & Co., Ltd.	117,853	2,296,496
Wesfarmers Ltd.	604,830	20,928,976
Westpac Banking Corp.	1,959,353	32,799,546
WiseTech Global Ltd.	77,746	2,410,343
Woodside Petroleum Ltd.	517,911	11,267,715
Woolworths Group Ltd.	647,164	17,507,766
Xero Ltd. *	72,092	4,753,899
		649,664,361

Austria 0.2%
Erste Group Bank AG	184,645	5,749,061
OMV AG	77,453	3,959,214
Raiffeisen Bank International AG	80,521	916,596
Verbund AG	35,906	3,837,965
Voestalpine AG	63,655	1,656,485
		16,119,321

Belgium 1.0%
Ageas S.A./N.V.	94,477	4,520,873
Anheuser-Busch InBev S.A./N.V.	463,867	26,690,688
Argenx SE *	24,544	7,071,337
Elia Group S.A./N.V.	16,074	2,558,632
Etablissements Franz Colruyt N.V.	30,317	1,113,265
Groupe Bruxelles Lambert S.A.	58,856	5,553,678
KBC Group N.V.	133,349	9,071,978
Proximus SADP	81,555	1,425,443
Sofina S.A.	8,344	2,557,078
Solvay S.A.	40,432	3,802,113
UCB S.A.	66,897	7,604,359
Umicore S.A.	104,109	4,002,309
		75,971,753

Denmark 2.8%
Ambu A/S, Class B	91,989	1,210,801
AP Moller - Maersk A/S, Class A	1,628	4,608,279
AP Moller - Maersk A/S, Class B	3,153	9,125,495
Carlsberg A/S, Class B	54,836	6,965,989
Chr. Hansen Holding A/S	56,285	4,385,147
Coloplast A/S, Class B	63,678	8,579,252
Danske Bank A/S	362,513	5,560,531
Demant A/S *	58,725	2,580,583
DSV A/S	108,974	17,866,468
Genmab A/S *	34,817	12,243,100
GN Store Nord A/S	69,726	2,616,784
Novo Nordisk A/S, Class B	899,135	102,704,803
Novozymes A/S, B Shares	108,670	7,575,334
Orsted A/S	100,538	11,122,561
Pandora A/S	52,260	4,588,762
Rockwool A/S, B Shares	4,397	1,229,753
Tryg A/S	190,445	4,528,231
Vestas Wind Systems A/S	541,577	13,810,752
		221,302,625

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Finland 1.0%
Elisa Oyj	75,529	4,427,614
Fortum Oyj	238,596	3,966,861
Kesko Oyj, B Shares	142,399	3,585,101
Kone Oyj, B Shares	180,052	8,656,485
Neste Oyj	226,154	9,704,003
Nokia Oyj *	2,862,781	14,514,500
Orion Oyj, B Shares	57,214	2,244,077
Sampo Oyj, A Shares	266,124	12,922,301
Stora Enso Oyj, R Shares	312,531	6,150,452
UPM-Kymmene Oyj	283,030	9,790,656
Wartsila Oyj Abp	261,929	2,103,248
		78,065,298

France 11.3%
Accor S.A. *	92,172	3,028,184
Aeroports de Paris *	15,898	2,248,769
Air Liquide S.A.	253,016	43,773,860
Airbus SE	314,937	34,476,733
Alstom S.A.	165,932	3,647,253
Amundi S.A.	31,788	1,911,413
ArcelorMittal S.A.	339,567	9,900,991
Arkema S.A.	32,536	3,707,292
AXA S.A.	1,038,128	27,463,696
BioMerieux	21,387	2,036,081
BNP Paribas S.A.	601,769	31,202,550
Bollore S.A.	489,428	2,283,879
Bouygues S.A.	121,894	4,191,111
Bureau Veritas S.A.	153,344	4,405,068
Capgemini SE	86,080	17,524,078
Carrefour S.A.	332,615	7,053,954
Cie de Saint-Gobain	270,787	15,797,215
CNP Assurances	94,413	2,074,678
Compagnie Generale des Etablissements Michelin S.C.A.	90,507	11,210,189
Covivio	28,110	2,001,926
Credit Agricole S.A.	651,573	7,035,725
Danone S.A.	348,333	21,064,132
Dassault Aviation S.A.	13,812	2,317,725
Dassault Systemes SE	353,080	15,614,734
Edenred	135,571	6,808,670
Eiffage S.A.	43,594	4,304,850
Electricite de France S.A.	294,511	2,677,411
Engie S.A.	983,216	11,602,411
EssilorLuxottica S.A.	153,743	26,174,395
Eurazeo SE	20,990	1,612,853
Eurofins Scientific SE	71,585	6,652,950
Euronext N.V.	44,988	3,604,535
Faurecia SE	63,904	1,389,143
Gecina S.A.	25,033	2,819,921
Getlink SE	236,322	4,324,482
Hermes International	16,871	20,802,903
Ipsen S.A.	19,571	2,028,804
Kering S.A.	40,199	21,388,778
Klepierre S.A. *	107,894	2,582,513
La Francaise des Jeux SAEM	49,350	1,842,777
Legrand S.A.	142,405	12,619,100
L'Oreal S.A.	133,923	48,722,509
LVMH Moet Hennessy Louis Vuitton SE	148,052	95,809,632
Orange S.A.	1,072,504	12,768,585
Orpea S.A.	25,762	921,308
Pernod-Ricard S.A.	112,285	23,173,839
Publicis Groupe S.A.	122,000	7,324,474
Remy Cointreau S.A.	12,412	2,460,478
Renault S.A. *	99,733	2,436,837
SECURITY	NUMBER OF SHARES	VALUE ($)
Safran S.A.	182,591	19,609,995
Sanofi	607,175	64,175,290
Sartorius Stedim Biotech	14,883	4,870,150
Schneider Electric SE	288,858	41,442,203
SEB S.A.	15,062	1,808,755
Societe Generale S.A.	432,234	10,388,330
Sodexo S.A.	47,847	3,599,317
STMicroelectronics N.V.	365,980	13,521,922
Teleperformance	31,313	11,238,582
Thales S.A.	56,914	7,286,409
TotalEnergies SE	1,339,375	65,767,284
UbiSoft Entertainment S.A. *	49,819	2,252,463
Unibail-Rodamco-Westfield *	65,433	4,617,928
Valeo S.A.	122,507	2,227,313
Veolia Environnement S.A.	348,499	10,168,006
Vinci S.A.	287,420	27,889,471
Vivendi SE	409,665	4,705,238
Wendel SE	13,353	1,330,415
Worldline S.A. *	127,715	5,024,841
		904,749,306

Germany 7.5%
adidas AG	102,096	20,588,595
Allianz SE	217,934	49,173,338
Aroundtown S.A.	540,841	2,719,636
BASF SE	491,193	25,867,683
Bayer AG	524,334	34,538,426
Bayerische Motoren Werke AG	176,034	14,375,951
Bechtle AG	44,092	2,037,479
Beiersdorf AG	53,098	5,333,190
Brenntag SE	82,781	6,387,670
Carl Zeiss Meditec AG, Class B	21,020	2,640,209
Commerzbank AG *	551,944	3,603,270
Continental AG *	57,909	3,969,147
Covestro AG	103,655	4,462,921
Daimler Truck Holding AG *	220,373	5,926,871
Delivery Hero SE *	85,913	3,020,096
Deutsche Bank AG *	1,111,819	11,117,441
Deutsche Boerse AG	101,435	17,659,279
Deutsche Lufthansa AG *	319,143	2,374,286
Deutsche Post AG	527,955	22,555,536
Deutsche Telekom AG	1,729,252	31,854,808
E.ON SE	1,192,454	12,409,817
Evonik Industries AG	113,607	2,971,547
Fresenius Medical Care AG & Co. KGaA	110,315	6,860,142
Fresenius SE & Co. KGaA	222,593	7,868,208
GEA Group AG	85,784	3,339,266
Hannover Rueck SE	32,254	5,013,256
HeidelbergCement AG	78,433	4,518,323
HelloFresh SE *	87,250	3,677,954
Henkel AG & Co. KGaA	56,860	3,608,399
Infineon Technologies AG	696,125	19,758,264
KION Group AG	39,238	2,182,652
Knorr-Bremse AG	38,279	2,729,851
LANXESS AG	44,331	1,713,662
LEG Immobilien SE	39,093	4,008,225
Mercedes-Benz Group AG	457,255	31,916,933
Merck KGaA	69,547	12,902,865
MTU Aero Engines AG	27,974	5,641,393
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	74,842	17,822,924
Nemetschek SE	31,136	2,470,777
Puma SE	55,768	4,103,331
QIAGEN N.V. *	123,338	5,687,989
Rational AG	2,714	1,655,662

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
RWE AG	342,418	14,216,989
SAP SE	557,191	56,469,049
Scout24 SE	45,244	2,861,606
Siemens AG	408,866	50,272,108
Siemens Energy AG	210,037	4,045,788
Siemens Healthineers AG	149,309	7,983,545
Symrise AG	70,181	8,351,135
Telefonica Deutschland Holding AG	585,979	1,762,349
Uniper SE	49,589	1,274,668
United Internet AG	52,224	1,680,090
Volkswagen AG	17,451	3,784,449
Vonovia SE (b)	394,437	15,714,751
Zalando SE *	116,580	4,586,986
		606,070,785

Hong Kong 2.9%
AIA Group Ltd.	6,459,800	63,459,509
BOC Hong Kong (Holdings) Ltd.	1,960,590	7,097,062
Budweiser Brewing Co. APAC Ltd.	887,100	2,207,279
Chow Tai Fook Jewellery Group Ltd. *	1,075,400	1,803,147
CK Asset Holdings Ltd.	1,072,211	7,268,668
CK Hutchison Holdings Ltd.	1,412,525	9,912,997
CK Infrastructure Holdings Ltd.	374,000	2,514,554
CLP Holdings Ltd.	871,926	8,508,582
ESR Cayman Ltd. *	1,026,734	3,116,761
Futu Holdings Ltd., ADR *	28,268	904,293
Galaxy Entertainment Group Ltd.	1,144,000	6,527,853
Hang Lung Properties Ltd.	1,037,000	1,983,335
Hang Seng Bank Ltd.	409,340	7,247,553
Henderson Land Development Co., Ltd.	768,735	3,108,777
HK Electric Investments & HK Electric Investments Ltd.	1,470,104	1,451,931
HKT Trust & HKT Ltd.	2,023,000	2,902,890
Hong Kong & China Gas Co., Ltd.	6,006,696	6,624,906
Hong Kong Exchanges & Clearing Ltd.	641,065	27,193,321
Hongkong Land Holdings Ltd.	620,001	2,892,280
Jardine Matheson Holdings Ltd.	115,817	6,153,357
Link REIT	1,120,500	9,678,635
Melco Resorts & Entertainment Ltd., ADR *	122,407	700,168
MTR Corp., Ltd.	827,091	4,394,421
New World Development Co., Ltd.	824,778	3,154,603
Power Assets Holdings Ltd.	740,438	4,986,893
Sands China Ltd. *	1,353,600	2,983,571
Sino Land Co., Ltd.	1,813,806	2,397,457
SITC International Holdings Co., Ltd.	762,000	2,533,245
Sun Hung Kai Properties Ltd.	690,604	7,953,744
Swire Pacific Ltd., A Shares	247,090	1,407,402
Swire Properties Ltd.	620,400	1,486,824
Techtronic Industries Co., Ltd.	738,500	9,857,568
WH Group Ltd.	4,461,789	3,081,307
Wharf Real Estate Investment Co., Ltd.	897,188	4,228,059
Xinyi Glass Holdings Ltd.	979,000	2,166,342
		233,889,294

Ireland 0.6%
CRH plc	415,077	16,405,853
Flutter Entertainment plc *	88,651	8,908,486
Kerry Group plc, Class A	84,988	9,414,102
Kingspan Group plc	82,284	7,659,575
Smurfit Kappa Group plc	130,388	5,509,645
		47,897,661

SECURITY	NUMBER OF SHARES	VALUE ($)
Israel 0.7%
Azrieli Group Ltd.	22,939	1,970,420
Bank Hapoalim B.M.	608,451	5,641,076
Bank Leumi Le-Israel B.M.	773,143	8,113,940
Check Point Software Technologies Ltd. *	56,707	7,161,527
CyberArk Software Ltd. *	21,057	3,308,897
Elbit Systems Ltd.	14,474	3,141,840
Fiverr International Ltd. *	15,000	798,750
ICL Group Ltd.	371,677	4,030,577
Inmode Ltd. *	25,500	640,305
Israel Discount Bank Ltd., A Shares	661,869	3,909,288
Kornit Digital Ltd. *	25,700	1,709,050
Mizrahi Tefahot Bank Ltd.	74,871	2,769,453
Nice Ltd. *	34,013	7,072,294
Teva Pharmaceutical Industries Ltd., ADR *	585,971	5,103,807
Wix.com Ltd. *	29,278	2,209,318
		57,580,542

Italy 2.3%
Amplifon S.p.A.	66,084	2,636,412
Assicurazioni Generali S.p.A.	591,936	11,207,170
Atlantia S.p.A. *	270,871	6,461,775
CNH Industrial N.V.	546,959	7,748,378
Davide Campari-Milano N.V.	285,422	3,220,468
DiaSorin S.p.A.	13,422	1,758,171
Enel S.p.A.	4,327,199	28,139,311
Eni S.p.A.	1,347,546	18,837,063
EXOR N.V.	57,352	3,979,931
Ferrari N.V.	67,588	14,230,974
FinecoBank Banca Fineco S.p.A.	335,794	4,667,993
Infrastrutture Wireless Italiane S.p.A.	176,791	1,886,418
Intesa Sanpaolo S.p.A.	8,844,219	18,022,012
Mediobanca Banca di Credito Finanziario S.p.A.	328,075	3,288,246
Moncler S.p.A.	110,081	5,734,526
Nexi S.p.A. *	274,095	2,688,302
Poste Italiane S.p.A	282,459	2,767,855
Prysmian S.p.A.	134,353	4,369,819
Recordati Industria Chimica e Farmaceutica S.p.A.	55,517	2,675,273
Snam S.p.A.	1,067,589	5,855,299
Stellantis N.V.	1,089,464	14,626,759
Telecom Italia S.p.A.	5,333,218	1,557,410
Tenaris S.A.	254,965	3,896,422
Terna - Rete Elettrica Nazionale	738,679	6,024,726
UniCredit S.p.A.	1,119,095	10,357,313
		186,638,026

Japan 21.7%
Advantest Corp.	107,198	7,316,057
Aeon Co., Ltd.	348,700	6,627,132
AGC, Inc.	101,493	3,804,913
Aisin Corp.	76,500	2,222,368
Ajinomoto Co., Inc.	251,000	6,521,367
ANA Holdings, Inc. *	87,500	1,649,432
Asahi Group Holdings Ltd.	247,000	9,310,125
Asahi Intecc Co., Ltd.	117,300	2,266,696
Asahi Kasei Corp.	678,500	5,566,881
Astellas Pharma, Inc.	988,950	15,057,471
Azbil Corp.	66,300	2,013,006
Bandai Namco Holdings, Inc.	107,200	7,257,751
Benefit One, Inc.	40,200	609,529
Bridgestone Corp.	307,557	11,273,097

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Brother Industries Ltd.	124,100	2,156,806
Canon, Inc.	536,995	12,355,797
Capcom Co., Ltd.	91,200	2,406,504
Central Japan Railway Co.	77,100	9,705,745
Chubu Electric Power Co., Inc.	336,600	3,397,999
Chugai Pharmaceutical Co., Ltd.	358,200	10,733,515
Concordia Financial Group Ltd.	582,000	2,117,959
Cosmos Pharmaceutical Corp.	11,800	1,087,813
CyberAgent, Inc.	220,800	2,332,721
Dai Nippon Printing Co., Ltd.	115,448	2,412,636
Daifuku Co., Ltd.	54,130	3,328,378
Dai-ichi Life Holdings, Inc.	535,900	10,730,869
Daiichi Sankyo Co., Ltd.	933,300	23,499,463
Daikin Industries Ltd.	132,800	20,294,175
Daito Trust Construction Co., Ltd.	36,500	3,515,381
Daiwa House Industry Co., Ltd.	299,600	7,202,437
Daiwa House REIT Investment Corp.	1,191	2,898,896
Daiwa Securities Group, Inc.	768,900	3,768,477
Denso Corp.	232,400	14,163,677
Dentsu Group, Inc.	116,800	4,209,666
Disco Corp.	15,100	3,695,729
East Japan Railway Co.	159,260	8,304,893
Eisai Co., Ltd.	127,400	5,548,389
ENEOS Holdings, Inc.	1,663,100	5,851,804
FANUC Corp.	102,700	15,736,521
Fast Retailing Co., Ltd.	31,300	14,410,703
Fuji Electric Co., Ltd.	67,100	2,942,381
FUJIFILM Holdings Corp.	194,011	10,665,025
Fujitsu Ltd.	104,900	15,855,547
GLP J-REIT	2,241	3,023,948
GMO Payment Gateway, Inc.	21,500	1,803,847
Hakuhodo DY Holdings, Inc.	122,200	1,442,152
Hamamatsu Photonics K.K.	75,200	3,364,687
Hankyu Hanshin Holdings, Inc.	118,400	3,124,765
Hikari Tsushin, Inc.	10,993	1,287,206
Hino Motors Ltd.	160,400	827,983
Hirose Electric Co., Ltd.	16,664	2,114,227
Hitachi Construction Machinery Co., Ltd.	59,353	1,343,832
Hitachi Ltd.	515,215	24,434,818
Hitachi Metals Ltd. *	117,400	1,831,990
Honda Motor Co., Ltd.	866,639	22,795,683
Hoshizaki Corp.	29,400	1,862,264
Hoya Corp.	197,707	19,620,858
Hulic Co., Ltd.	208,200	1,757,915
Ibiden Co., Ltd.	56,900	2,126,459
Idemitsu Kosan Co., Ltd.	109,703	2,891,229
Iida Group Holdings Co., Ltd.	81,700	1,299,408
Inpex Corp.	549,800	6,541,611
Isuzu Motors Ltd.	311,600	3,635,057
Ito En Ltd.	27,100	1,113,688
ITOCHU Corp.	631,900	19,071,358
Itochu Techno-Solutions Corp.	57,487	1,346,103
Japan Airlines Co., Ltd. *	73,000	1,205,191
Japan Exchange Group, Inc.	269,600	4,014,454
Japan Metropolitan Fund Invest	3,872	3,077,576
Japan Post Bank Co., Ltd.	237,500	1,791,768
Japan Post Holdings Co., Ltd.	1,307,200	9,165,894
Japan Post Insurance Co., Ltd.	109,100	1,764,124
Japan Real Estate Investment Corp.	668	3,233,024
Japan Tobacco, Inc.	641,800	10,918,163
JFE Holdings, Inc.	263,600	3,223,497
JSR Corp.	108,000	2,932,751
Kajima Corp.	231,700	2,582,176
Kakaku.com, Inc.	69,600	1,457,550
Kansai Paint Co., Ltd.	96,600	1,330,368
Kao Corp.	254,219	10,188,708
KDDI Corp.	861,100	28,515,060
SECURITY	NUMBER OF SHARES	VALUE ($)
Keio Corp.	56,500	2,166,919
Keisei Electric Railway Co., Ltd.	73,556	1,803,553
Keyence Corp.	103,900	41,768,228
Kikkoman Corp.	76,777	4,314,954
Kintetsu Group Holdings Co., Ltd.	90,800	2,603,349
Kirin Holdings Co., Ltd.	435,700	6,351,515
Kobayashi Pharmaceutical Co., Ltd.	28,600	1,950,367
Kobe Bussan Co., Ltd.	72,400	1,765,062
Koei Tecmo Holdings Co., Ltd.	35,600	1,091,674
Koito Manufacturing Co., Ltd.	55,800	2,047,555
Komatsu Ltd.	465,609	10,479,218
Konami Holdings Corp.	49,600	3,050,072
Kose Corp.	18,000	1,847,898
Kubota Corp.	552,200	9,381,137
Kurita Water Industries Ltd.	57,147	1,949,645
Kyocera Corp.	171,700	9,015,441
Kyowa Kirin Co., Ltd.	144,900	3,054,025
Lasertec Corp.	39,800	5,317,333
Lawson, Inc.	27,500	1,011,455
Lion Corp.	124,300	1,280,717
Lixil Corp.	142,487	2,506,106
M3, Inc.	238,000	7,600,277
Makita Corp.	119,700	3,537,954
Marubeni Corp.	836,800	9,134,186
Mazda Motor Corp.	306,800	2,178,511
McDonald's Holdings Co., Japan Ltd.	43,100	1,709,899
Medipal Holdings Corp.	99,300	1,635,312
MEIJI Holdings Co., Ltd.	66,200	3,299,864
Mercari, Inc. *	53,196	871,743
Minebea Mitsumi, Inc.	194,000	3,722,114
MISUMI Group, Inc.	152,000	3,811,296
Mitsubishi Chemical Holdings Corp.	669,000	4,079,321
Mitsubishi Corp.	675,400	22,676,906
Mitsubishi Electric Corp.	974,900	10,211,385
Mitsubishi Estate Co., Ltd.	624,602	9,098,309
Mitsubishi Gas Chemical Co., Inc.	83,600	1,220,808
Mitsubishi HC Capital, Inc.	347,338	1,562,837
Mitsubishi Heavy Industries Ltd.	168,600	5,764,454
Mitsubishi UFJ Financial Group, Inc.	6,381,609	37,098,674
Mitsui & Co., Ltd.	829,600	20,089,417
Mitsui Chemicals, Inc.	96,400	2,202,536
Mitsui Fudosan Co., Ltd.	494,777	10,486,174
Mitsui O.S.K. Lines Ltd.	180,000	4,213,999
Miura Co., Ltd.	44,700	933,679
Mizuho Financial Group, Inc.	1,290,913	15,675,177
MonotaRO Co., Ltd.	129,100	2,217,685
MS&AD Insurance Group Holdings, Inc.	235,462	7,009,059
Murata Manufacturing Co., Ltd.	306,200	18,251,810
NEC Corp.	131,000	5,082,259
Nexon Co., Ltd.	261,200	5,947,810
NGK Insulators Ltd.	131,600	1,770,233
Nidec Corp.	239,100	15,457,591
Nihon M&A Center Holdings, Inc.	156,600	1,928,343
Nintendo Co., Ltd.	58,939	26,899,212
Nippon Building Fund, Inc.	804	4,173,808
Nippon Express Holdings, Inc.	41,000	2,403,861
Nippon Paint Holdings Co., Ltd.	445,100	3,525,785
Nippon Prologis REIT, Inc.	1,111	3,074,990
Nippon Sanso Holdings Corp.	82,600	1,486,427
Nippon Shinyaku Co., Ltd.	24,800	1,677,318
Nippon Steel Corp.	454,741	7,220,641
Nippon Telegraph & Telephone Corp.	636,012	18,742,853
Nippon Yusen K.K.	86,300	6,226,026
Nissan Chemical Corp.	65,866	3,479,213
Nissan Motor Co., Ltd. *	1,224,096	4,900,725
Nisshin Seifun Group, Inc.	107,800	1,437,062
Nissin Foods Holdings Co., Ltd.	33,900	2,358,171

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nitori Holdings Co., Ltd.	42,100	4,331,219
Nitto Denko Corp.	74,400	4,993,796
Nomura Holdings, Inc.	1,637,000	6,303,191
Nomura Real Estate Holdings, Inc.	59,300	1,444,888
Nomura Real Estate Master Fund, Inc.	2,287	2,871,418
Nomura Research Institute Ltd.	178,900	5,058,651
NTT Data Corp.	331,300	6,108,480
Obayashi Corp.	346,100	2,380,177
Obic Co., Ltd.	37,400	5,525,448
Odakyu Electric Railway Co., Ltd.	158,000	2,392,602
Oji Holdings Corp.	432,600	2,049,228
Olympus Corp.	589,000	10,367,059
Omron Corp.	97,900	5,771,603
Ono Pharmaceutical Co., Ltd.	196,200	5,040,484
Open House Co., Ltd.	44,500	1,721,912
Oracle Corp.	20,100	1,291,653
Oriental Land Co., Ltd.	106,300	16,080,012
ORIX Corp.	649,900	11,853,500
Orix JREIT, Inc.	1,354	1,830,230
Osaka Gas Co., Ltd.	198,200	3,572,239
Otsuka Corp.	61,600	2,018,762
Otsuka Holdings Co., Ltd.	212,300	7,133,792
Pan Pacific International Holdings Corp.	218,600	3,347,499
Panasonic Corp.	1,181,412	10,530,155
Persol Holdings Co., Ltd.	96,600	1,916,508
Pola Orbis Holdings, Inc.	48,800	562,621
Rakuten Group, Inc.	466,020	3,276,065
Recruit Holdings Co., Ltd.	723,800	26,260,616
Renesas Electronics Corp. *	669,600	7,149,963
Resona Holdings, Inc.	1,096,085	4,766,245
Ricoh Co., Ltd.	373,700	2,728,723
Rinnai Corp.	17,900	1,144,157
Rohm Co., Ltd.	46,800	3,269,488
Ryohin Keikaku Co., Ltd.	137,202	1,233,052
Santen Pharmaceutical Co., Ltd.	191,300	1,556,164
SBI Holdings, Inc.	131,890	2,949,997
SCSK Corp.	92,300	1,467,414
Secom Co., Ltd.	112,700	7,928,947
Seiko Epson Corp.	149,500	2,106,084
Sekisui Chemical Co., Ltd.	202,000	2,735,309
Sekisui House Ltd.	332,669	5,777,774
Seven & i Holdings Co., Ltd.	401,003	17,731,107
SG Holdings Co., Ltd.	171,528	3,022,783
Sharp Corp.	112,100	948,512
Shimadzu Corp.	130,600	4,269,592
Shimano, Inc.	39,500	6,998,780
Shimizu Corp.	301,200	1,579,383
Shin-Etsu Chemical Co., Ltd.	189,660	26,065,828
Shionogi & Co., Ltd.	142,300	7,915,567
Shiseido Co., Ltd.	213,900	10,111,359
SMC Corp.	30,600	14,817,135
Softbank Corp.	1,531,900	17,828,040
SoftBank Group Corp.	643,700	26,475,532
Sohgo Security Services Co., Ltd.	39,300	1,091,707
Sompo Holdings, Inc.	166,200	6,766,001
Sony Group Corp.	672,500	58,037,433
Square Enix Holdings Co., Ltd.	46,200	1,844,570
Stanley Electric Co., Ltd.	66,247	1,142,304
Subaru Corp.	331,900	5,036,482
Sumco Corp.	176,800	2,546,214
Sumitomo Chemical Co., Ltd.	804,600	3,421,324
Sumitomo Corp.	604,100	9,559,055
Sumitomo Electric Industries Ltd.	415,500	4,466,968
Sumitomo Metal Mining Co., Ltd.	132,500	5,811,016
Sumitomo Mitsui Financial Group, Inc.	693,946	20,966,839
Sumitomo Mitsui Trust Holdings, Inc.	180,100	5,589,855
Sumitomo Pharma Co., Ltd.	87,400	778,525
SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Realty & Development Co., Ltd.	165,700	4,395,768
Suntory Beverage & Food Ltd.	74,400	2,931,435
Suzuki Motor Corp.	193,800	5,842,120
Sysmex Corp.	89,100	5,844,742
T&D Holdings, Inc.	282,800	3,634,103
Taisei Corp.	102,100	2,765,685
Taisho Pharmaceutical Holdings Co., Ltd.	20,300	799,575
Takeda Pharmaceutical Co., Ltd.	845,090	24,521,573
TDK Corp.	207,300	6,403,852
Terumo Corp.	344,000	10,239,206
The Chiba Bank Ltd.	291,200	1,678,269
The Kansai Electric Power Co., Inc.	365,900	3,207,478
The Shizuoka Bank Ltd.	235,700	1,524,996
TIS, Inc.	120,800	2,713,090
Tobu Railway Co., Ltd.	103,600	2,328,738
Toho Co., Ltd.	61,008	2,263,850
Tokio Marine Holdings, Inc.	334,599	18,091,321
Tokyo Century Corp.	21,077	649,216
Tokyo Electric Power Co. Holdings, Inc. *	862,290	2,976,415
Tokyo Electron Ltd.	79,800	33,671,323
Tokyo Gas Co., Ltd.	199,040	3,812,502
Tokyu Corp.	266,600	3,260,201
Toppan, Inc.	136,300	2,252,993
Toray Industries, Inc.	743,900	3,525,553
Toshiba Corp.	207,817	8,630,292
Tosoh Corp.	134,100	1,851,722
TOTO Ltd.	76,500	2,577,958
Toyo Suisan Kaisha Ltd.	47,600	1,469,714
Toyota Industries Corp.	77,300	4,636,206
Toyota Motor Corp.	5,665,315	97,067,840
Toyota Tsusho Corp.	110,769	3,979,622
Trend Micro, Inc.	69,200	3,858,378
Tsuruha Holdings, Inc.	21,000	1,073,269
Unicharm Corp.	218,500	7,602,049
USS Co., Ltd.	112,500	1,872,906
Welcia Holdings Co., Ltd.	48,800	1,000,354
West Japan Railway Co.	115,332	4,281,006
Yakult Honsha Co., Ltd.	69,100	3,578,038
Yamaha Corp.	72,600	2,773,826
Yamaha Motor Co., Ltd.	158,900	3,280,599
Yamato Holdings Co., Ltd.	157,100	2,939,655
Yaskawa Electric Corp.	126,700	4,302,155
Yokogawa Electric Corp.	128,500	2,048,609
Z Holdings Corp.	1,443,700	5,667,732
ZOZO, Inc.	66,800	1,398,624
		1,744,622,654

Netherlands 4.1%
ABN AMRO Bank N.V. CVA	236,936	2,945,390
Adyen N.V. *	10,612	17,799,437
Aegon N.V.	957,820	4,965,990
AerCap Holdings N.V. *	70,400	3,288,384
Akzo Nobel N.V.	100,558	8,723,053
ASM International N.V.	24,927	7,490,367
ASML Holding N.V.	220,730	125,272,768
Coca-Cola Europacific Partners plc	110,474	5,518,176
Heineken Holding N.V.	62,587	4,885,679
Heineken N.V.	137,049	13,377,487
IMCD N.V.	31,356	4,992,578
ING Groep N.V.	2,079,868	19,705,105
InPost S.A. *	97,365	596,932
JDE Peet's N.V.	51,615	1,518,465
Just Eat Takeaway.com N.V *	95,794	2,602,009
Koninklijke Ahold Delhaize N.V.	557,739	16,451,049

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Koninklijke DSM N.V.	93,369	15,696,225
Koninklijke KPN N.V.	1,804,634	6,227,056
Koninklijke Philips N.V.	491,825	12,851,937
NN Group N.V.	141,957	6,953,279
Prosus N.V. *	500,052	24,116,840
Randstad N.V.	63,132	3,338,366
Universal Music Group NV	387,273	8,987,216
Wolters Kluwer N.V.	140,061	14,143,744
		332,447,532

New Zealand 0.2%
Auckland International Airport Ltd. *	650,383	3,266,876
Fisher & Paykel Healthcare Corp., Ltd.	308,209	4,235,445
Mercury NZ Ltd.	378,958	1,469,242
Meridian Energy Ltd.	668,072	2,027,636
Ryman Healthcare Ltd.	216,390	1,280,654
Spark New Zealand Ltd.	1,003,847	3,174,857
		15,454,710

Norway 0.8%
Adevinta A.S.A. *	153,144	1,183,103
Aker BP A.S.A.	69,172	2,478,354
DNB Bank A.S.A.	495,360	9,598,744
Equinor A.S.A.	522,618	17,664,260
Gjensidige Forsikring A.S.A.	108,119	2,311,519
Mowi A.S.A.	230,932	6,523,142
Norsk Hydro A.S.A.	718,512	6,033,719
Orkla A.S.A.	397,884	3,228,686
Schibsted A.S.A., A Shares	39,224	817,384
Schibsted A.S.A., B Shares	53,727	1,039,672
Telenor A.S.A.	371,267	5,236,152
Yara International A.S.A.	87,979	4,473,575
		60,588,310

Portugal 0.2%
Banco Espirito Santo S.A. *(c)	470,491	0
EDP - Energias de Portugal S.A.	1,455,560	6,783,872
EDP Renovaveis S.A.	155,778	3,686,823
Galp Energia, SGPS, S.A.	270,409	3,291,322
Jeronimo Martins, SGPS, S.A.	150,828	3,139,732
		16,901,749

Singapore 1.4%
Ascendas Real Estate Investment Trust	1,791,695	3,686,375
CapitaLand Integrated Commercial Trust	2,527,410	4,234,906
Capitaland Investment Ltd. *	1,414,549	4,289,194
City Developments Ltd.	235,200	1,442,038
DBS Group Holdings Ltd.	967,693	23,476,830
Genting Singapore Ltd.	3,274,000	1,900,854
Grab Holdings Ltd., Class A *	570,345	1,682,518
Keppel Corp., Ltd.	779,000	3,841,872
Mapletree Commercial Trust	1,127,500	1,516,399
Mapletree Logistics Trust	1,690,928	2,171,695
Oversea-Chinese Banking Corp., Ltd.	1,812,701	16,094,218
Sea Ltd., ADR *	171,098	14,160,070
Singapore Airlines Ltd. *	727,950	2,869,333
Singapore Exchange Ltd.	417,100	2,934,858
Singapore Technologies Engineering Ltd.	841,749	2,479,046
Singapore Telecommunications Ltd.	4,407,837	8,797,134
United Overseas Bank Ltd.	630,333	13,493,059
UOL Group Ltd.	235,272	1,236,244
Venture Corp., Ltd.	145,900	1,791,057
SECURITY	NUMBER OF SHARES	VALUE ($)
Wilmar International Ltd.	1,017,134	3,242,309
		115,340,009

Spain 2.4%
ACS Actividades de Construccion y Servicios S.A.	122,859	3,145,837
Aena SME S.A. *	39,468	5,600,885
Amadeus IT Group S.A. *	238,539	14,947,549
Banco Bilbao Vizcaya Argentaria S.A.	3,550,484	18,630,280
Banco Santander S.A.	9,274,945	27,104,620
CaixaBank S.A.	2,368,657	7,645,775
Cellnex Telecom S.A.	272,411	12,697,153
Enagas S.A.	138,842	3,002,136
Endesa S.A.	175,508	3,678,199
Ferrovial S.A.	260,423	6,678,380
Grifols S.A.	160,445	2,687,252
Iberdrola S.A.	3,111,371	35,752,151
Industria de Diseno Textil S.A.	586,496	12,297,216
Naturgy Energy Group S.A.	102,593	3,086,235
Red Electrica Corp. S.A.	236,257	4,756,858
Repsol S.A.	767,942	11,456,065
Siemens Gamesa Renewable Energy S.A. *	122,632	1,953,352
Telefonica S.A.	2,813,787	13,688,065
		188,808,008

Sweden 3.4%
Alfa Laval AB	169,440	4,716,577
Assa Abloy AB, B Shares	533,083	13,472,144
Atlas Copco AB, A Shares	355,623	16,122,828
Atlas Copco AB, B Shares	209,901	8,307,412
Boliden AB	146,476	6,351,371
Electrolux AB, B Shares	114,537	1,746,736
Embracer Group AB *	305,834	2,044,197
Epiroc AB, A Shares	357,501	7,247,640
Epiroc AB, B Shares	209,143	3,648,676
EQT AB	158,741	4,492,659
Essity AB, B Shares	320,506	8,452,058
Evolution AB	91,738	9,412,162
Fastighets AB Balder, B Shares *	56,231	2,787,217
Getinge AB, B Shares	121,941	3,527,484
H & M Hennes & Mauritz AB, B Shares	395,046	4,973,262
Hexagon AB, B Shares	1,034,443	13,347,336
Husqvarna AB, B Shares	215,297	2,058,047
Industrivarden AB, A Shares	70,734	1,812,384
Industrivarden AB, C Shares	91,347	2,300,069
Investment AB Latour, B Shares	80,494	2,132,491
Investor AB, A Shares	271,280	5,666,092
Investor AB, B Shares	970,427	18,673,830
Kinnevik AB, B Shares *	129,950	2,543,440
L E Lundbergfortagen AB, B Shares	43,849	2,050,658
Lifco AB, B Shares	126,273	2,648,656
Lundin Energy AB	106,762	4,414,165
Nibe Industrier AB, B Shares	760,639	7,457,611
Nordea Bank Abp	1,699,661	16,945,752
Sagax AB, Class B	82,648	2,111,196
Sandvik AB	599,402	11,345,669
Securitas AB, B Shares	168,528	1,989,776
Sinch AB *	268,967	1,188,671
Skandinaviska Enskilda Banken AB, A Shares	856,949	9,609,908
Skanska AB, B Shares	178,985	3,419,005
SKF AB, B Shares	201,536	3,291,623
Svenska Cellulosa AB, S.C.A., B Shares	323,758	6,265,624
Svenska Handelsbanken AB, A Shares	775,881	7,825,782

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Swedbank AB, A Shares	482,419	7,631,502
Swedish Match AB	851,664	6,783,316
Tele2 AB, B Shares	264,280	3,502,842
Telefonaktiebolaget LM Ericsson, B Shares	1,564,394	12,479,519
Telia Co. AB	1,433,994	5,951,955
Volvo AB, A Shares	113,553	1,866,882
Volvo AB, B Shares	766,744	12,232,196
		276,848,420

Switzerland 10.4%
ABB Ltd.	878,575	26,358,953
Adecco Group AG	83,844	3,235,530
Alcon, Inc.	266,314	19,015,034
Bachem Holding AG, Class B	3,157	1,377,550
Baloise Holding AG	24,490	4,259,814
Barry Callebaut AG	1,866	4,294,701
Chocoladefabriken Lindt & Spruengli AG	58	6,880,699
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	567	6,358,896
Cie Financiere Richemont S.A.	278,883	32,403,607
Clariant AG *	115,551	1,972,837
Credit Suisse Group AG	1,422,190	9,652,855
EMS-Chemie Holding AG	3,806	3,395,425
Geberit AG	19,062	10,870,558
Givaudan S.A.	4,937	19,622,213
Holcim Ltd. *	279,588	13,670,595
Julius Baer Group Ltd.	116,101	5,548,214
Kuehne & Nagel International AG	28,944	8,096,975
Logitech International S.A.	93,025	6,053,937
Lonza Group AG	39,890	23,520,494
Nestle S.A.	1,501,933	193,890,652
Novartis AG	1,170,323	103,420,556
Partners Group Holding AG	12,047	12,763,762
Roche Holding AG	374,767	138,968,743
Roche Holding AG - Bearer Shares	17,293	6,947,384
Schindler Holding AG	10,944	2,100,966
Schindler Holding AG - Participation Certificates	21,542	4,138,767
SGS S.A.	3,204	8,232,744
Sika AG	75,543	23,075,213
Sonova Holding AG	28,667	10,338,069
Straumann Holding AG	55,590	6,553,592
Swiss Life Holding AG	16,806	9,826,721
Swiss Prime Site AG	40,958	4,003,419
Swiss Re AG	161,851	13,272,886
Swisscom AG	13,680	8,088,995
Temenos AG	35,698	3,603,562
The Swatch Group AG	28,031	1,382,886
The Swatch Group AG - Bearer Shares	15,718	4,033,911
UBS Group AG	1,879,914	31,914,607
VAT Group AG	14,233	4,402,430
Vifor Pharma AG	26,023	4,602,680
Zurich Insurance Group AG	80,188	36,507,152
		838,658,584

United Kingdom 15.5%
3i Group plc	518,423	8,484,121
abrdn plc	1,170,204	2,747,788
Admiral Group plc	104,140	3,278,045
Anglo American plc	682,218	30,216,099
Antofagasta plc	212,165	4,061,667
Ashtead Group plc	239,205	12,368,628
Associated British Foods plc	194,267	3,887,428
AstraZeneca plc	827,099	110,369,147
SECURITY	NUMBER OF SHARES	VALUE ($)
Auto Trader Group plc	500,551	3,950,428
AVEVA Group plc	64,794	1,741,408
Aviva plc	2,027,002	10,875,121
BAE Systems plc	1,699,471	15,697,429
Barclays plc	8,972,312	16,492,374
Barratt Developments plc	539,234	3,299,056
Berkeley Group Holdings plc *	59,001	2,992,324
BP plc	10,531,767	50,845,195
British American Tobacco plc	1,162,410	48,719,334
BT Group plc	4,742,622	10,517,170
Bunzl plc	181,100	6,986,951
Burberry Group plc	219,010	4,322,262
Coca-Cola HBC AG *	106,795	2,165,149
Compass Group plc	949,264	20,031,214
Croda International plc	74,642	7,249,721
DCC plc	52,240	3,958,170
Diageo plc	1,242,417	61,982,760
Entain plc *	312,010	5,862,769
Experian plc	495,000	17,094,503
Ferguson plc	118,896	14,915,407
GlaxoSmithKline plc	2,687,580	60,584,990
Glencore plc *	5,288,319	32,584,845
Halma plc	201,076	6,172,134
Hargreaves Lansdown plc	194,432	2,225,925
Hikma Pharmaceuticals plc	89,769	2,108,711
HSBC Holdings plc	10,859,060	67,859,662
Imperial Brands plc	501,454	10,438,031
Informa plc *	810,232	5,747,701
InterContinental Hotels Group plc	96,404	6,154,405
Intertek Group plc	86,002	5,359,208
J. Sainsbury plc	945,153	2,757,724
J.D. Sports Fashion plc	1,410,707	2,324,387
Johnson Matthey plc	100,741	2,771,213
Kingfisher plc	1,102,146	3,475,694
Land Securities Group plc	377,828	3,543,486
Legal & General Group plc	3,184,165	9,925,345
Lloyds Banking Group plc	37,810,810	21,475,129
London Stock Exchange Group plc	175,546	17,307,388
M&G plc	1,368,672	3,633,748
Melrose Industries plc	2,312,829	3,360,765
Mondi plc	255,976	4,808,757
National Grid plc	1,928,206	28,647,301
Natwest Group plc	2,996,627	8,039,311
Next plc	72,148	5,403,933
NMC Health plc *(c)	48,950	0
Ocado Group plc *	256,714	2,935,947
Pearson plc	402,798	3,911,090
Persimmon plc	173,610	4,521,545
Phoenix Group Holdings plc	361,735	2,739,926
Prudential plc	1,471,424	18,316,953
Reckitt Benckiser Group plc	380,925	29,706,650
RELX plc	1,032,584	30,761,174
Rentokil Initial plc	997,229	6,849,239
Rio Tinto plc	599,688	42,371,642
Rolls-Royce Holdings plc *	4,482,177	4,594,950
Schroders plc	67,641	2,387,743
Segro plc	638,386	10,687,924
Severn Trent plc	132,590	5,210,991
Shell plc	4,110,873	110,360,052
Smith & Nephew plc	466,633	7,563,448
Smiths Group plc	212,844	3,894,895
Spirax-Sarco Engineering plc	39,685	5,988,289
SSE plc	571,641	13,276,834
St. James's Place plc	289,874	4,658,154
Standard Chartered plc	1,386,438	9,478,136
Taylor Wimpey plc	1,953,494	3,072,370
Tesco plc	4,112,667	13,972,037
The British Land Co., plc	473,989	3,053,160

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Sage Group plc	555,623	5,098,724
Unilever plc	1,372,888	63,825,725
United Utilities Group plc	368,741	5,298,958
Vodafone Group plc	14,608,278	22,116,333
Whitbread plc *	108,072	3,772,452
WPP plc	624,866	7,788,869
		1,250,035,671
Total Common Stocks (Cost $6,588,910,824)		7,917,654,619

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.5%
Bayerische Motoren Werke AG	31,673	2,333,304
FUCHS PETROLUB SE	34,883	1,100,253
Henkel AG & Co. KGaA	93,212	5,985,264
Porsche Automobil Holding SE	83,321	6,872,307
Sartorius AG	14,109	5,289,881
Volkswagen AG	98,673	15,281,134
		36,862,143
Total Preferred Stocks (Cost $36,695,570)		36,862,143

SECURITY	NUMBER OF SHARES/ FACE AMOUNT	VALUE ($)
SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29% (d)(e)	16,371,298	16,371,298

Time Deposits 0.3%
BNP Paribas SA
CHF
(1.40%), 05/02/22 (f)(g)	353,809	363,720
EUR
(0.78%), 05/02/22 (f)(g)	3,567,190	3,763,208
USD
0.13%, 05/02/22 (f)	21,259,976	21,259,976
Brown Brothers Harriman & Co.
AUD
(0.12%), 05/02/22 (f)(g)	114,616	80,982
CAD
0.36%, 05/02/22 (f)	106,445	82,859
DKK
(0.69%), 05/02/22 (f)(g)	1,936,568	274,644
GBP
0.24%, 05/03/22 (f)	848,611	1,067,086
HKD
0.00%, 05/03/22 (f)(g)	1,617,777	206,165
SECURITY	NUMBER OF SHARES/ FACE AMOUNT	VALUE ($)
NOK
0.21%, 05/02/22 (f)	740,944	78,997
NZD
0.08%, 05/02/22 (f)	211,287	136,407
SEK
(0.22%), 05/02/22 (f)(g)	1,186,854	120,868
SGD
0.08%, 05/04/22 (f)	473,043	342,053
		27,776,965
Total Short-Term Investments (Cost $44,148,263)		44,148,263
Total Investments in Securities (Cost $6,669,754,657)		7,998,665,025

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 06/17/22	779	77,767,570	(4,429,453)

*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $14,929,008.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.
(f)	The rate shown is the current daily overnight rate. Face amount is disclosed in local currency.
(g)	A zero or negative rate is the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
AUD —	Australian Dollar
CAD —	Canadian Dollar
CHF —	Swiss Franc
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
HKD —	Hong Kong Dollar
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
SEK —	Swedish Krona
SGD —	Singapore Dollar
USD —	U.S. Dollar

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings  as of April 30, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$4,964,315,267	$—	$4,964,315,267
Hong Kong	17,099,532	216,789,762	—	233,889,294
Ireland	9,414,102	38,483,559	—	47,897,661
Israel	20,931,654	36,648,888	—	57,580,542
Netherlands	8,806,560	323,640,972	—	332,447,532
Norway	1,039,672	59,548,638	—	60,588,310
Portugal	—	16,901,749	0*	16,901,749
Singapore	15,842,588	99,497,421	—	115,340,009
Switzerland	11,483,379	827,175,205	—	838,658,584
United Kingdom	—	1,250,035,671	0*	1,250,035,671
Preferred Stocks[1]	—	36,862,143	—	36,862,143
Short-Term Investments[1]	—	27,776,965	—	27,776,965
Money Market Funds	16,371,298	—	—	16,371,298
Liabilities
Futures Contracts[2]	(4,429,453)	—	—	(4,429,453)
Total	$96,559,332	$7,897,676,240	$—	$7,994,235,572

*	Level 3 amount shown includes securities determined to have no value at April 30, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Statement of Assets and Liabilities

As of April 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $6,669,754,657) including securities on loan of $14,929,008		$7,998,665,025
Foreign currency, at value (cost $330,717)		322,755
Deposit with broker for futures contracts		5,738,330
Receivables:
Dividends		31,593,056
Foreign tax reclaims		18,987,808
Fund shares sold		10,838,245
Investments sold		9,496
Income from securities on loan	+	1,806
Total assets		8,066,156,521
Liabilities
Collateral held for securities on loan		16,371,298
Payables:
Fund shares redeemed		5,993,748
Variation margin on futures contracts		1,052,658
Investment adviser fees	+	639,062
Total liabilities		24,056,766
Net assets		$8,042,099,755
Net Assets by Source
Capital received from investors		$7,178,230,890
Total distributable earnings	+	863,868,865
Net assets		$8,042,099,755

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,042,099,755		389,980,653		$20.62

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Statement of Operations

For the period November 1, 2021 through April 30, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $12,979,287)		$125,452,994
Securities on loan, net	+	158,786
Total investment income		125,611,780
Expenses
Investment adviser fees		2,576,614
Professional fees	+	14,603*
Total expenses		2,591,217
Expense reduction	–	14,603*
Net expenses	–	2,576,614
Net investment income		123,035,166
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(47,175,647)
Net realized losses on futures contracts		(3,161,002)
Net realized losses on foreign currency transactions	+	(674,871)
Net realized losses		(51,011,520)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(1,217,537,476)
Net change in unrealized appreciation (depreciation) on futures contracts		(4,975,443)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(2,523,088)
Net change in unrealized appreciation (depreciation)	+	(1,225,036,007)
Net realized and unrealized losses		(1,276,047,527)
Decrease in net assets resulting from operations		($1,153,012,361)

*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2(d) and 4 for additional information.

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	11/1/21-4/30/22		11/1/20-10/31/21
Net investment income		$123,035,166	$220,308,471
Net realized losses		(51,011,520)	(12,480,045)
Net change in unrealized appreciation (depreciation)	+	(1,225,036,007)	1,870,184,169
Increase (decrease) in net assets resulting from operations		($1,153,012,361)	$2,078,012,595
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($287,643,160)	($134,266,147)

TRANSACTIONS IN FUND SHARES
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		52,472,608	$1,194,752,234	84,577,903	$1,955,546,476
Shares reinvested		8,669,014	198,780,492	4,139,456	90,364,312
Shares redeemed	+	(30,376,427)	(691,999,522)	(49,400,102)	(1,145,927,182)
Net transactions in fund shares		30,765,195	$701,533,204	39,317,257	$899,983,606
SHARES OUTSTANDING AND NET ASSETS
	11/1/21-4/30/22			11/1/20-10/31/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		359,215,458	$8,781,222,072	319,898,201	$5,937,492,018
Total increase (decrease)	+	30,765,195	(739,122,317)	39,317,257	2,843,730,054
End of period		389,980,653	$8,042,099,755	359,215,458	$8,781,222,072

Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Equity Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2065 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab International Opportunities Fund	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Health Care Fund	Schwab Target 2040 Index Fund
Schwab International Core Equity Fund	Schwab Target 2045 Index Fund
Schwab Target 2010 Fund	Schwab Target 2050 Index Fund
Schwab Target 2015 Fund	Schwab Target 2055 Index Fund
Schwab Target 2020 Fund	Schwab Target 2060 Index Fund
Schwab Target 2025 Fund	Schwab Target 2065 Index Fund
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Moderate Payout
Schwab Target 2035 Fund	Schwab Monthly Income Fund – Enhanced Payout
Schwab Target 2040 Fund	Schwab Monthly Income Fund – Maximum Payout

SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab 1000 Index Fund	Schwab Tax-Free Bond Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Opportunistic Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs), which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender), may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of April 30, 2022, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund and Schwab International Index Fund had securities on loan, all of which were classified as common stocks and rights. The value of the securities on loan and the related collateral as of April 30, 2022, if any, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Cash Management Transactions: The funds, except for Schwab 1000 Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund and Schwab U.S. Mid-Cap Index Fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances, however, interest rates may be negative due to overnight rates at the central bank of the denominated currency. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
Central Securities Depositories Regulation: Effective February 1, 2022, the Central Securities Depositories Regulation (CSDR) introduced new measures for the authorization and supervision of European Union Central Security Depositories and sets out to create a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab International Index Fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. At this time, management believes the adoption of CSDR will not have a material impact to the financial statements.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between the investment adviser and each trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes accrued as of April 30, 2022, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectuses, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in an index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, a fund will not fully replicate its index and may hold securities not included in the index. As a result, a fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting,

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts, Global Depositary Receipts (GDRs) and European Depositary Receipts, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Derivatives Risk. A fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are futures and options on futures. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between the investment adviser and each trust.
For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB S&P 500 INDEX FUND	SCHWAB 1000 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB TOTAL STOCK MARKET INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. LARGE-CAP VALUE INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
0.02%	0.05%	0.04%	0.03%	0.035%	0.035%	0.04%	0.06%

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to the Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2022, as applicable:
	UNDERLYING FUNDS
	SCHWAB S&P 500 INDEX FUND	SCHWAB SMALL-CAP INDEX FUND	SCHWAB U.S. LARGE-CAP GROWTH INDEX FUND	SCHWAB U.S. MID-CAP INDEX FUND	SCHWAB INTERNATIONAL INDEX FUND
Schwab MarketTrack All Equity Portfolio	0.4%	1.4%	4.2%	—%	1.3%
Schwab MarketTrack Balanced Portfolio	0.2%	0.6%	1.9%	—%	0.5%
Schwab MarketTrack Conservative Portfolio	0.1%	0.2%	0.6%	—%	0.2%
Schwab MarketTrack Growth Portfolio	0.4%	1.4%	3.2%	—%	1.0%
Schwab Target 2010 Fund	0.0%*	—%	—%	0.0%*	—%
Schwab Target 2015 Fund	0.0%*	—%	—%	0.1%	—%
Schwab Target 2020 Fund	0.1%	—%	—%	0.4%	—%
Schwab Target 2025 Fund	0.1%	—%	—%	0.7%	—%
Schwab Target 2030 Fund	0.3%	—%	—%	1.5%	—%
Schwab Target 2035 Fund	0.2%	—%	—%	0.9%	—%
Schwab Target 2040 Fund	0.3%	—%	—%	1.8%	—%
Schwab Target 2045 Fund	0.1%	—%	—%	0.4%	—%
Schwab Target 2050 Fund	0.1%	—%	—%	0.4%	—%
Schwab Target 2055 Fund	0.0%*	—%	—%	0.3%	—%
Schwab Target 2060 Fund	0.0%*	—%	—%	0.1%	—%
Schwab Target 2065 Fund	0.0%*	—%	—%	0.0%*	—%

*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2(d) were non-routine expenses. The investment adviser agreed to pay these professional fees on behalf of the Schwab International Index Fund, subject to reimbursement to the extent the fund is able to successfully recover taxes withheld in the future.
For the period ended April 30, 2022, the professional fees incurred by the Schwab International Index Fund and paid by the investment adviser were $14,603, as shown in the Statement of Operations.
For the period ended October 31, 2021, the Schwab International Index Fund received a positive judgment of previously withheld foreign taxes from Finland. The Schwab International Index Fund has recorded a $435,984 (including $5,289 in interest) receivable while awaiting payment from Finland. In addition, the Schwab International Index Fund recorded a payable of $212,425 due to the investment adviser for professional fees that were subject to reimbursement. The above amounts are reflected in the Schwab International Index Fund’s Statement of Assets and Liabilities. Amounts recorded as receivable and payable will be extinguished upon receipt of payment from Finland.
For the six-months ended April 30, 2022, the Schwab International Index Fund did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of April 30, 2022, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab International Index Fund to the investment adviser was $14,603.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2022, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab S&P 500 Index Fund	$145,544,546	$53,500,774	($9,753,861)
Schwab 1000 Index Fund	13,127,546	10,858,991	(63,244)
Schwab Small-Cap Index Fund	20,774,262	40,100,510	(9,721,069)
Schwab Total Stock Market Index Fund	33,850,304	31,148,972	(7,767,456)
Schwab U.S. Large-Cap Growth Index Fund	1,863,941	1,078,832	(284,193)
Schwab U.S. Large-Cap Value Index Fund	1,090,116	1,198,310	(157,055)
Schwab U.S. Mid-Cap Index Fund	1,582,449	1,408,603	(409,291)
Schwab International Index Fund	12,276	7,736,559	(2,046,654)

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
The funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at April 30, 2022 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations, if any. Refer to financial note 2(b) for the funds’

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

7. Derivatives (continued):
accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2022, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab S&P 500 Index Fund	$363,781,386	1,617
Schwab 1000 Index Fund	55,829,020	247
Schwab Small-Cap Index Fund	33,084,304	310
Schwab Total Stock Market Index Fund	90,836,382	468
Schwab U.S. Large-Cap Growth Index Fund	3,831,334	27
Schwab U.S. Large-Cap Value Index Fund	2,750,683	32
Schwab U.S. Mid-Cap Index Fund	4,229,716	16
Schwab International Index Fund	57,834,211	529

8. Purchases and Sales of Investment Securities:
For the period ended April 30, 2022, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab S&P 500 Index Fund	$3,996,076,506	$503,529,476
Schwab 1000 Index Fund	197,276,131	55,894,573
Schwab Small-Cap Index Fund	584,693,839	221,669,961
Schwab Total Stock Market Index Fund	1,131,457,741	165,898,082
Schwab U.S. Large-Cap Growth Index Fund	149,339,283	12,928,269
Schwab U.S. Large-Cap Value Index Fund	88,255,094	16,780,738
Schwab U.S. Mid-Cap Index Fund	174,439,087	28,484,434
Schwab International Index Fund	710,558,388	194,782,075
During the period ended April 30, 2022, the following funds had transactions in connection with in-kind transactions:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab 1000 Index Fund	$—	$70,468,259
For the period ended April 30, 2022, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended April 30, 2022, are disclosed in the funds’ Statements of Operations.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

9. Federal Income Taxes:
As of April 30, 2022, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab S&P 500 Index Fund	$29,291,328,754	$35,122,487,101	($920,472,243)	$34,202,014,858
Schwab 1000 Index Fund	3,206,399,347	9,590,282,627	(280,901,463)	9,309,381,164
Schwab Small-Cap Index Fund	4,736,269,899	1,709,872,727	(849,374,040)	860,498,687
Schwab Total Stock Market Index Fund	9,319,292,210	7,995,163,838	(547,062,505)	7,448,101,333
Schwab U.S. Large-Cap Growth Index Fund	688,115,642	188,314,228	(35,908,480)	152,405,748
Schwab U.S. Large-Cap Value Index Fund	526,576,765	106,259,509	(16,677,208)	89,582,301
Schwab U.S. Mid-Cap Index Fund	794,618,334	159,428,442	(54,329,062)	105,099,380
Schwab International Index Fund	6,907,535,501	1,636,510,148	(549,810,077)	1,086,700,071
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2021, the funds had capital loss carryforwards available as follows:

Schwab S&P 500 Index Fund	$—
Schwab 1000 Index Fund	—
Schwab Small-Cap Index Fund	—
Schwab Total Stock Market Index Fund	—
Schwab U.S. Large-Cap Growth Index Fund	—
Schwab U.S. Large-Cap Value Index Fund	—
Schwab U.S. Mid-Cap Index Fund	—
Schwab International Index Fund	209,234,970
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2022. The tax-basis components of distributions paid during the year ended October 31, 2021 were as follows:
	PRIOR FISCAL YEAR END DISTRIBUTIONS
	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
Schwab S&P 500 Index Fund	$913,293,066	$—
Schwab 1000 Index Fund	189,179,998	117,107,001
Schwab Small-Cap Index Fund	57,108,519	72,781,270
Schwab Total Stock Market Index Fund	218,157,695	—
Schwab U.S. Large-Cap Growth Index Fund	3,820,481	—
Schwab U.S. Large-Cap Value Index Fund	7,759,956	—
Schwab U.S. Mid-Cap Index Fund	8,319,433	—
Schwab International Index Fund	134,266,147	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
As of October 31, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended October 31, 2021, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	103	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	103	Director (2008 – present), KLA-Tencor Corporation

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present), Chief Executive Officer (Aug. 2017 – present), and President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Managing Director (Jan. 2022 – present), Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (Feb. 2018 – Apr. 2022), The Charles Schwab Corporation; Managing Director (May 2022 – present) and Senior Executive Vice President (July 2015 – May 2022), Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – Apr. 2020), Charles Schwab Bank, SSB; Director (Nov. 2017 – Apr. 2020), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Senior Executive Vice President (Feb. 2016 – present) and Chief Financial Officer (Feb. 2016 – Aug. 2017), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Mar. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Managing Director (May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed-income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index  An index which includes all U.S. equity issues with readily available prices. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
International Spliced Index  An internally calculated index comprised of the Schwab International Index from inception of the Schwab International Index Fund until the close of business on December 20, 2011, the MSCI EAFE Index from December 21, 2011 until the close of business on February 28, 2013, and the MSCI EAFE Index (Net) from March 1, 2013 forward.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Midcap Index   An index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Equity Index Funds  |  Semiannual Report

Notes

Schwab Equity Index Funds
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

This page is intentionally left blank.

MFR13562-26
00274697

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab 1000 Index Fund

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	June 17, 2022

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	June 17, 2022